MassMutual Total Return Bond Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 114.4%

BANK LOANS — 1.9%
Aerospace & Defense — 0.0%
TransDigm, Inc., 2023 Term Loan I, 3 mo. USD Term SOFR + 3.250%
8.492% VRN 8/24/28	$190,023	$189,840
Airlines — 0.0%
American Airlines, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
10.000% VRN 4/20/28	48,698	49,672
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
9.292% VRN 4/21/28	42,032	41,950
		91,622
Beverages — 0.0%
City Brewing Co. LLC, Closing Date Term Loan, 1 mo. USD LIBOR
0.000% FRN 4/05/28 (a)	27,547	17,768
Naked Juice LLC
Term Loan, 1 mo. USD Term SOFR + 3.250%, 3 mo. USD Term SOFR + 3.250%
8.453% VRN 1/24/29	90,142	83,679
2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.000%
11.342% VRN 1/24/30	68,440	53,896
		155,343
Chemicals — 0.0%
Chemours Co., 2018 USD Term Loan B, 1 mo. USD Term SOFR + 1.750%
6.952% VRN 4/03/25	12,888	12,765
Zep, Inc., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
9.242% VRN 8/12/24	257,988	218,257
		231,022
Commercial Services — 0.1%
Creative Artists Agency LLC, 2023 Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.602% VRN 11/27/28	29,715	29,618
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Term Loan, 3 mo. USD Term SOFR + 4.250%
9.485% VRN 7/06/29	48,230	47,145
2022 USD Delayed Draw Term Loan, 3 mo. USD Term SOFR + 4.250%
9.489% VRN 7/06/29	22,260	21,759
Pre-Paid Legal Services, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.750%
8.943% VRN 12/15/28	103,285	101,704
Prime Security Services Borrower LLC, 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
7.943% VRN 9/23/26	110,543	110,442
Safe Fleet Holdings LLC, 2022 Term Loan, 1 mo. USD Term SOFR + 3.750%
8.932% VRN 2/23/29	30,683	30,620

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.000%
9.230% VRN 3/04/28	$229,792	$196,144
Trans Union LLC, 2021 Term Loan B6, 1 mo. USD Term SOFR + 2.250%
7.467% VRN 12/01/28	223,401	222,679
TruGreen Ltd. Partnership, 2020 Term Loan, 1 mo. USD Term SOFR + 4.000%
9.202% VRN 11/02/27	56,901	52,235
		812,346
Computers — 0.0%
Amentum Government Services Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.217% VRN 1/29/27	68,808	67,604
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750%
8.952% VRN 2/01/28	221,157	216,853
		284,457
Cosmetics & Personal Care — 0.0%
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3, 3 mo. USD Term SOFR + 3.750%
9.092% VRN 10/01/26	114,549	113,791
Distribution & Wholesale — 0.0%
Patriot Container Corp., 2018 1st Lien Term Loan, 1 mo. USD Term SOFR
0.000% FRN 3/20/25 (a)	17,406	15,976
Diversified Financial Services — 0.1%
Avolon TLB Borrower 1 (U.S.) LLC
2023 Term Loan B6,
0.000% 6/22/28 (a)	148,921	148,735
Term Loan B3, 1 mo. USD LIBOR + 1.750%
6.896% VRN 1/15/25	70,325	70,211
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.992% VRN 4/09/27	140,232	135,824
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, 3 mo. USD LIBOR + 2.000%
7.538% VRN 11/05/28	700,000	699,251
		1,054,021
Electronics — 0.0%
II-VI, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.967% VRN 7/02/29	36,571	36,434
Entertainment — 0.1%
Crown Finance US, Inc., 2022 DIP Term Loan, 3 mo. USD Term SOFR + 10.000%
15.174% - 15.249% VRN 9/07/23	323,835	326,737
Formula One Holdings Ltd., Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.102% VRN 1/15/30	14,243	14,236
PENN Entertainment, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.952% VRN 5/03/29	52,668	52,448
Scientific Games International, Inc., 2022 USD Term Loan, 1 mo. USD Term SOFR + 3.000%
8.248% VRN 4/14/29	106,804	106,520

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 2.750%
7.950% VRN 5/18/25	$222,679	$221,879
		721,820
Environmental Controls — 0.0%
Filtration Group Corp.
2018 1st Lien Term Loan, 3 mo. USD LIBOR
0.000% FRN3/29/25 (a)	60,323	60,260
2023 USD Term Loan, 1 mo. USD Term SOFR + 4.250%
9.326% VRN 10/21/28	20,647	20,621
		80,881
Food — 0.1%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750%
0.000% VRN 10/01/25 (a)	17,406	15,945
Dave & Buster's, Inc., 2023 Term Loan,
0.000% 6/29/29 (a)	39,250	39,054
H Food Holdings LLC, 2018 Term Loan B, 6 mo. USD LIBOR + 3.687%
9.269% VRN 5/23/25	31,170	27,330
Hostess Brands, LLC, 2023 Term Loan B,
0.000% 6/28/30 (a)	285,238	284,287
		366,616
Health Care – Products — 0.1%
Avantor Funding, Inc., 2021 Term Loan B5, 1 mo. USD Term SOFR + 2.250%
7.452% VRN 11/08/27	221,024	220,778
Bausch & Lomb, Inc., Term Loan, 3 mo. USD Term SOFR + 3.250%
8.592% VRN 5/10/27	228,947	221,793
Medline Borrower LP, USD Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.352% VRN 10/23/28	103,688	102,424
		544,995
Health Care – Services — 0.0%
ICON Luxembourg Sarl, LUX Term Loan, 3 mo. USD Term SOFR + 2.250%
7.753% VRN 7/03/28	103,105	103,046
IQVIA, Inc., 2018 USD Term Loan B3, 1 mo. USD LIBOR + 1.750%
7.288% VRN 6/11/25	119,723	119,582
		222,628
Home Furnishing — 0.0%
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.750%
8.355% VRN 7/31/28	98,110	96,197
Insurance — 0.2%
Acrisure LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 3.500%
8.693% VRN 2/15/27	196,947	190,827
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
7.442% VRN 2/19/28	438,475	434,037
Asurion LLC
2018 Term Loan B7, 1 mo. USD LIBOR
0.000% FRN11/03/24 (a)	181,783	181,489

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2020 Term Loan B8, 3 mo. USD LIBOR + 3.250%
8.788% VRN 12/23/26	$202,727	$194,922
2022 Term Loan B10, 1 mo. USD Term SOFR + 4.000%
9.202% VRN 8/19/28	131,744	124,539
Hub International Ltd., 2021 Term Loan B, 3 mo. USD LIBOR + 3.250%
8.770% VRN 4/25/25	113,576	113,303
		1,239,117
Internet — 0.1%
Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.452% VRN 12/06/27	64,586	62,224
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.250%
9.352% VRN 5/03/28	75,454	72,285
NortonLifeLock, Inc., 2021 Term Loan A, 1 mo. USD Term SOFR + 1.750%
6.952% VRN 9/10/27	254,921	249,027
Proofpoint, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
8.467% VRN 8/31/28	9,899	9,677
		393,213
Lodging — 0.1%
Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.103% VRN 1/27/29	296,250	291,993
Hilton Domestic Operating Co., Inc., 2019 Term Loan B2, 1 mo. USD Term SOFR + 1.750%
6.939% VRN 6/22/26	32,149	32,100
		324,093
Media — 0.1%
Charter Communications Operating LLC, 2019 Term Loan B2, 1 mo. USD Term SOFR + 1.750%, 3 mo. USD Term SOFR + 1.750%
6.795% VRN 2/01/27	96,491	95,848
CSC Holdings LLC, 2019 Term Loan B5, 1 mo. USD Term SOFR
0.000% FRN 4/15/27 (a)	113,364	98,748
DirecTV Financing LLC, Term Loan, 1 mo. USD LIBOR + 5.000%
10.217% VRN 8/02/27	379,125	370,227
		564,823
Metal Fabricate & Hardware — 0.0%
AZZ, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.250%
9.355% VRN 5/13/29	22,396	22,389
Packaging & Containers — 0.1%
Berry Global, Inc., 2021 Term Loan Z, 1 mo. USD LIBOR + 1.750%
6.972% VRN 7/01/26	942,660	941,218
Pharmaceuticals — 0.4%
Elanco Animal Health, Inc., Term Loan B, 1 mo. USD LIBOR + 1.750%
7.010% VRN 8/01/27	606,323	594,766
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.342% VRN 10/01/27	221,591	217,990
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 3 mo. USD Term SOFR + 2.000%
7.414% VRN 11/15/27	573,383	563,589
Horizon Therapeutics USA, Inc.

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Term Loan B1,
0.000%VRN 5/22/26 (a)	$105,000	$104,812
2021 Term Loan B2, 1 mo. USD Term SOFR + 1.750%
6.954% VRN 3/15/28	255,589	254,723
Jazz Financing Lux Sarl, USD Term Loan, 1 mo. USD LIBOR + 3.500%
8.864% VRN 5/05/28	382,682	382,066
Organon & Co., USD Term Loan, 1 mo. USD LIBOR + 3.000%
8.250% VRN 6/02/28	420,271	419,615
PRA Health Sciences, Inc., US Term Loan, 3 mo. USD Term SOFR + 2.250%
7.753% VRN 7/03/28	25,689	25,674
Prestige Brands, Inc., 2021 Term Loan B5, 1 mo. USD LIBOR + 2.000%
7.192% VRN 7/03/28	262,500	262,219
		2,825,454
Retail — 0.1%
1011778 BC Unlimited Liability Co., Term Loan B4, 1 mo. USD LIBOR + 1.750%
6.942% VRN 11/19/26	364,109	361,225
KFC Holding Co., 2021 Term Loan B, 1 mo. USD LIBOR + 1.750%
6.896% VRN 3/15/28	101,128	100,167
Whatabrands LLC, 2021 Term Loan B, 1 mo. USD SOFR + 3.250%,
8.467% VRN 8/03/28	467,875	464,511
		925,903
Semiconductors — 0.0%
Entegris, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.750%, 3 mo. USD Term SOFR + 2.750%
7.903% - 7.989% VRN 7/06/29	51,050	51,083
Software — 0.1%
Athenahealth Group, Inc., 2021 Delayed Draw Term Loan, 1 mo. USD Term SOFR + 3.500%
8.589% VRN 2/15/29	38,296	36,812
CDK Global, Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.492% VRN 7/06/29	132,811	132,351
DTI Holdco, Inc., 2022 Term Loan, 3 mo. USD Term SOFR + 4.750%
9.795% VRN 4/26/29	22,907	21,225
Open Text Corp., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.584% VRN 1/31/30	82,196	82,538
Oracle Corp., Term Loan A1, 1 mo. USD Term SOFR + 1.600%
6.777% VRN 8/16/27 (b)	488,855	483,966
RealPage, Inc., 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.000%
8.217% VRN 4/24/28	35,637	34,827
Renaissance Holding Corp., 2023 Refi Term Loan, 1 mo. USD Term SOFR + 4.750%
10.226% VRN 4/05/30	92,990	91,711
Sophia, LP, 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
9.038% VRN 10/07/27	97,412	96,256
		979,686
Telecommunications — 0.2%
CommScope, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 3.250%
8.443% VRN 4/06/26	288,750	276,045

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Frontier Communications Corp., 2021 1st Lien Term Loan, 1 mo. USD LIBOR + 3.750%
9.000% VRN 5/01/28	$57,128	$55,192
SBA Senior Finance II LLC, 2018 Term Loan B, 1 mo. USD LIBOR + 1.750%
6.950% VRN 4/11/25	635,511	635,226
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.000%
8.217% VRN 3/09/27	837,204	655,254
		1,621,717
Transportation — 0.0%
Genesee & Wyoming, Inc., Term Loan, 3 mo. USD Term SOFR + 2.000%
7.342% VRN 12/30/26	100,769	100,612

TOTAL BANK LOANS (Cost $15,207,405)		15,007,297

CORPORATE DEBT — 28.5%
Agriculture — 0.6%
BAT Capital Corp.
4.390% 8/15/37	340,000	271,969
4.540% 8/15/47	2,165,000	1,593,156
4.758% 9/06/49	86,000	64,922
5.650% 3/16/52	495,000	430,026
BAT International Finance PLC
2.250% 9/09/52 GBP (c) (d)	480,000	238,549
Imperial Brands Finance PLC
3.875% 7/26/29 (c)	50,000	44,036
6.125% 7/27/27 (c)	690,000	691,202
Reynolds American, Inc.
5.850% 8/15/45	1,160,000	1,031,593
		4,365,453
Airlines — 0.1%
U.S. Airways Pass-Through Trust, Series 2011-2, Class A,
7.125% 4/22/25	530,961	529,574
Auto Manufacturers — 0.1%
Allison Transmission, Inc.
3.750% 1/30/31 (c)	475,000	401,267
Banks — 10.3%
Bank of America Corp.
SOFR + 1.370% 1.922% VRN 10/24/31	345,000	273,092
SOFR + 1.060% 2.087% VRN 6/14/29	1,835,000	1,565,546
SOFR + 1.220% 2.299% VRN 7/21/32	865,000	691,798
SOFR + 1.050% 2.551% VRN 2/04/28	2,801,000	2,528,146
SOFR + 1.210% 2.572% VRN 10/20/32	1,175,000	957,038
SOFR + 2.150% 2.592% VRN 4/29/31	290,000	243,466
3 mo. USD Term SOFR + 1.774% 3.705% VRN 4/24/28	1,400,000	1,312,160
3 mo. USD Term SOFR + 1.837% 3.824% VRN 1/20/28	2,564,000	2,424,382
3 mo. USD Term SOFR + 1.332% 3.970% VRN 3/05/29	1,670,000	1,563,503
Citigroup, Inc.
SOFR + .770% 1.462% VRN 6/09/27	1,225,000	1,087,899
SOFR + 1.167% 2.561% VRN 5/01/32	1,030,000	841,022
SOFR + 2.107% 2.572% VRN 6/03/31	1,070,000	892,719

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SOFR + 1.146% 2.666% VRN 1/29/31	$430,000	$363,992
SOFR + 1.422% 2.976% VRN 11/05/30	500,000	433,286
SOFR + 1.351% 3.057% VRN 1/25/33	2,590,000	2,162,326
SOFR + 3.914% 4.412% VRN 3/31/31	830,000	780,417
Discover Bank
4.200% 8/08/23	1,120,000	1,117,808
Global Bank Corp. 3 mo. USD LIBOR + 3.300%
5.250% VRN 4/16/29 (c)	200,000	181,534
Goldman Sachs Group, Inc.
SOFR + .486% 0.925% VRN 10/21/24	895,000	879,862
1.217% 12/06/23	2,245,000	2,201,778
SOFR + .798% 1.431% VRN 3/09/27	2,295,000	2,050,594
SOFR + .818% 1.542% VRN 9/10/27	485,000	426,268
SOFR + .913% 1.948% VRN 10/21/27	1,755,000	1,561,122
SOFR + 1.090% 1.992% VRN 1/27/32	60,000	47,233
SOFR + 1.248% 2.383% VRN 7/21/32	590,000	472,589
SOFR + 1.264% 2.650% VRN 10/21/32	85,000	69,286
HSBC Holdings PLC
SOFR + 1.732% 2.013% VRN 9/22/28	1,370,000	1,173,958
SOFR + 1.929% 2.099% VRN 6/04/26	1,480,000	1,369,524
SOFR + 1.285% 2.206% VRN 8/17/29	1,135,000	949,504
SOFR + 2.110% 4.755% VRN 6/09/28	1,080,000	1,037,672
SOFR + 2.650% 6.332% VRN 3/09/44	665,000	689,348
JP Morgan Chase & Co.
3 mo. USD Term SOFR + .580% 0.969% VRN 6/23/25	2,650,000	2,515,419
SOFR + .605% 1.561% VRN 12/10/25	1,890,000	1,769,603
SOFR + .885% 1.578% VRN 4/22/27	1,360,000	1,221,570
SOFR + 1.015% 2.069% VRN 6/01/29	350,000	300,170
SOFR + 1.180% 2.545% VRN 11/08/32	660,000	540,754
3 mo. USD Term SOFR + 1.250% 2.580% VRN 4/22/32	60,000	49,837
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30	540,000	465,168
SOFR + 1.170% 2.947% VRN 2/24/28	535,000	491,219
3 mo. USD Term SOFR + 1.382% 4.005% VRN 4/23/29	410,000	385,996
Lloyds Banking Group PLC
1 yr. CMT + .850% 1.627% VRN 5/11/27	1,000,000	884,519
3 mo. USD LIBOR + 1.205% 3.574% VRN 11/07/28	425,000	384,912
1 yr. CMT + 3.500% 3.870% VRN 7/09/25	415,000	404,205
1 yr. CMT + 2.300% 4.976% VRN 8/11/33	995,000	930,724
Macquarie Group Ltd.
SOFR + 1.069% 1.340% VRN 1/12/27 (c)	920,000	818,898
SOFR + 1.440% 2.691% VRN 6/23/32 (c)	5,000	3,940
SOFR + 1.532% 2.871% VRN 1/14/33 (c)	1,335,000	1,066,202
SOFR + 2.405% 4.442% VRN 6/21/33 (c)	525,000	468,160
Morgan Stanley
SOFR + .560% 1.164% VRN 10/21/25	2,885,000	2,696,396
SOFR + .879% 1.593% VRN 5/04/27	970,000	868,362
SOFR + 1.020% 1.928% VRN 4/28/32	1,005,000	784,533
SOFR + 1.178% 2.239% VRN 7/21/32	1,235,000	981,561
SOFR + 1.360% 2.484% VRN 9/16/36	980,000	743,566
Natwest Group PLC 3 mo. USD LIBOR + 1.762%
4.269% VRN 3/22/25	1,710,000	1,679,683
PNC Financial Services Group, Inc.
SOFR + 1.933% 5.068% VRN 1/24/34 (e)	715,000	685,657
SOFR + 1.841% 5.582% VRN 6/12/29	395,000	393,141
SOFR + 2.140% 6.037% VRN 10/28/33	1,025,000	1,048,957
Santander U.K. Group Holdings PLC
SOFR + .787% 1.089% VRN 3/15/25	1,825,000	1,748,405
1 yr. CMT + 1.250% 1.532% VRN 8/21/26	295,000	262,666

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SOFR + .989% 1.673% VRN 6/14/27	$340,000	$292,923
SOFR + 1.220% 2.469% VRN 1/11/28	285,000	248,800
3 mo. USD LIBOR + 1.570% 4.796% VRN 11/15/24	525,000	520,999
Santander U.K. PLC
5.000% 11/07/23 (c)	1,390,000	1,380,770
U.S. Bancorp
SOFR + 1.600% 4.839% VRN 2/01/34 (e)	1,575,000	1,471,093
SOFR + 2.260% 5.836% VRN 6/12/34	455,000	458,292
SOFR + 2.090% 5.850% VRN 10/21/33	715,000	715,950
UBS Group AG
SOFR + .980% 1.305% VRN 2/02/27 (c)	1,315,000	1,148,873
1 yr. CMT + .850% 1.494% VRN 8/10/27 (c)	395,000	339,238
SOFR + 1.560% 2.593% VRN 9/11/25 (c)	310,000	295,483
SOFR + 1.730% 3.091% VRN 5/14/32 (c)	1,990,000	1,609,763
4.282% 1/09/28 (c)	345,000	318,850
SOFR + 3.340% 6.373% VRN 7/15/26 (c)	510,000	506,779
SOFR + 3.920% 6.537% VRN 8/12/33 (c)	4,055,000	4,153,992
SOFR + 5.020% 9.016% VRN 11/15/33 (c)	2,275,000	2,726,902
Wells Fargo & Co.
SOFR + 2.100% 2.393% VRN 6/02/28	1,370,000	1,220,849
SOFR + 1.500% 3.350% VRN 3/02/33	3,530,000	3,021,163
SOFR + 1.510% 3.526% VRN 3/24/28	1,800,000	1,680,029
3 mo. USD Term SOFR + 1.572% 3.584% VRN 5/22/28	1,345,000	1,252,656
SOFR + 2.100% 4.897% VRN 7/25/33	795,000	762,574
		81,069,073
Beverages — 0.1%
Bacardi Ltd.
5.300% 5/15/48 (c)	275,000	258,774
Triton Water Holdings, Inc.
6.250% 4/01/29 (c) (e)	450,000	386,199
		644,973
Biotechnology — 0.3%
Amgen, Inc.
5.250% 3/02/33	725,000	725,925
5.600% 3/02/43	725,000	727,194
5.650% 3/02/53	875,000	886,117
Grifols Escrow Issuer SA
4.750% 10/15/28 (c) (e)	230,000	199,612
		2,538,848
Chemicals — 0.3%
International Flavors & Fragrances, Inc.
2.300% 11/01/30 (c)	1,685,000	1,335,250
3.268% 11/15/40 (c)	350,000	244,768
5.000% 9/26/48	430,000	363,952
SK Invictus Intermediate II Sarl
5.000% 10/30/29 (c)	80,000	63,570
		2,007,540
Commercial Services — 0.2%
Adtalem Global Education, Inc.
5.500% 3/01/28 (c)	85,000	77,137
Global Payments, Inc.
5.400% 8/15/32	365,000	355,669

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.950% 8/15/52	$495,000	$473,640
S&P Global, Inc.
2.900% 3/01/32	415,000	359,701
Upbound Group, Inc.
6.375% 2/15/29 (c) (e)	85,000	75,438
WASH Multifamily Acquisition, Inc.
5.750% 4/15/26 (c)	85,000	79,354
		1,420,939
Computers — 0.0%
NCR Corp.
5.125% 4/15/29 (c)	175,000	154,921
5.250% 10/01/30 (c)	90,000	78,246
		233,167
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/30/32	2,270,000	1,857,084
3.875% 1/23/28	265,000	243,634
Air Lease Corp.
3.250% 3/01/25	950,000	904,417
5.850% 12/15/27	905,000	903,784
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (c)	1,109,000	934,995
2.875% 2/15/25 (c)	45,000	41,848
3.950% 7/01/24 (c)	380,000	368,619
4.375% 5/01/26 (c)	815,000	761,514
Capital One Financial Corp. SOFR + 1.790%
3.273% VRN 3/01/30	1,160,000	984,931
Discover Financial Services
3.950% 11/06/24	150,000	144,548
Park Aerospace Holdings Ltd.
5.500% 2/15/24 (c)	75,000	74,146
		7,219,520
Electric — 2.3%
Ameren Illinois Co.
3.700% 12/01/47	480,000	385,590
Arizona Public Service Co.
5.550% 8/01/33	830,000	830,600
Baltimore Gas & Electric Co.
5.400% 6/01/53	810,000	822,881
Duke Energy Carolinas LLC
3.700% 12/01/47	738,000	578,375
Duke Energy Corp.
3.750% 9/01/46	471,000	356,275
Duke Energy Progress LLC
5.250% 3/15/33	875,000	888,730
Entergy Louisiana LLC
3.780% 4/01/25	1,250,000	1,211,245
Eversource Energy
4.600% 7/01/27	735,000	716,578
5.125% 5/15/33	810,000	798,254
FirstEnergy Transmission LLC
2.866% 9/15/28 (c)	1,401,000	1,232,906
5.450% 7/15/44 (c)	600,000	554,822

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Florida Power & Light Co.
3.990% 3/01/49	$1,000,000	$842,907
Metropolitan Edison Co.
4.000% 4/15/25 (c)	985,000	943,053
MidAmerican Energy Co.
4.400% 10/15/44	1,905,000	1,662,360
Mong Duong Finance Holdings BV
5.125% 5/07/29 (c)	250,000	219,375
Oncor Electric Delivery Co. LLC
4.950% 9/15/52 (c)	810,000	781,135
Public Service Co. of Colorado
5.250% 4/01/53	770,000	739,500
Southwestern Electric Power Co.
3.250% 11/01/51	425,000	285,037
5.300% 4/01/33	1,030,000	1,016,607
TenneT Holding BV
2.750% 5/17/42 EUR (c) (d)	515,000	495,926
4.500% 10/28/34 EUR (c) (d)	750,000	870,068
4.750% 10/28/42 EUR (c) (d)	185,000	224,114
Wisconsin Power & Light Co.
4.950% 4/01/33	1,535,000	1,518,140
		17,974,478
Engineering & Construction — 0.1%
Artera Services LLC
9.033% 12/04/25 (c)	257,000	224,875
Cellnex Finance Co. SA
2.000% 9/15/32 EUR (c) (d)	300,000	257,028
		481,903
Entertainment — 0.5%
Warnermedia Holdings, Inc.
5.050% 3/15/42	1,760,000	1,483,447
5.141% 3/15/52	3,001,000	2,443,558
		3,927,005
Environmental Controls — 0.1%
Waste Pro USA, Inc.
5.500% 2/15/26 (c)	575,000	533,024
Food — 0.4%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.000% 2/02/29 (c)	730,000	619,047
3.000% 5/15/32 (c)	410,000	314,655
6.500% 12/01/52 (c)	900,000	852,931
Pilgrim's Pride Corp.
3.500% 3/01/32 (e)	500,000	395,300
5.875% 9/30/27 (c)	75,000	74,100
6.250% 7/01/33	720,000	697,386
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% 3/01/29 (c)	400,000	320,486
		3,273,905

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Gas — 0.2%
KeySpan Gas East Corp.
5.819% 4/01/41 (c)	$1,337,000	$1,283,926
Health Care – Products — 0.0%
Embecta Corp.
5.000% 2/15/30 (c)	64,000	53,138
Health Care – Services — 1.5%
Aetna, Inc.
3.500% 11/15/24	500,000	484,359
Catalent Pharma Solutions, Inc.
3.500% 4/01/30 (c)	380,000	307,800
Centene Corp.
2.450% 7/15/28	1,951,000	1,667,629
4.250% 12/15/27	590,000	551,623
CommonSpirit Health
2.782% 10/01/30	455,000	382,506
3.347% 10/01/29	65,000	57,184
HCA, Inc.
2.375% 7/15/31	230,000	183,939
3.500% 9/01/30	859,000	752,956
4.125% 6/15/29	1,262,000	1,167,841
5.125% 6/15/39	650,000	602,993
5.250% 4/15/25	644,000	635,731
5.250% 6/15/49	485,000	437,630
5.375% 9/01/26	590,000	585,364
5.500% 6/15/47	775,000	729,965
Humana, Inc.
3.700% 3/23/29	2,050,000	1,877,544
ModivCare Escrow Issuer, Inc.
5.000% 10/01/29 (c)	450,000	333,000
ModivCare, Inc.
5.875% 11/15/25 (c)	250,000	231,535
Molina Healthcare, Inc.
3.875% 11/15/30 (c)	417,000	358,269
3.875% 5/15/32 (c)	520,000	435,942
Tenet Healthcare Corp.
6.750% 5/15/31 (c)	250,000	250,609
		12,034,419
Household Products & Wares — 0.0%
Central Garden & Pet Co.
5.125% 2/01/28	22,000	20,668
Insurance — 1.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% 10/15/27 (c)	90,000	84,600
Aon Corp./Aon Global Holdings PLC
3.900% 2/28/52	845,000	663,083
Athene Global Funding
1.985% 8/19/28 (c)	2,200,000	1,765,454
3.205% 3/08/27 (c)	445,000	398,132
Farmers Exchange Capital II
3 mo. USD LIBOR + 3.454% 5.454% VRN 10/15/54 (c)	3,290,000	2,892,897
3 mo. USD LIBOR + 3.744% 6.151% VRN 11/01/53 (c)	350,000	339,951
Marsh & McLennan Cos., Inc.
5.750% 11/01/32	545,000	572,824

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Metropolitan Life Global Funding I
5.150% 3/28/33 (c)	$480,000	$474,719
Teachers Insurance & Annuity Association of America 3 mo. USD LIBOR + 2.661%
4.375% VRN 9/15/54 (c)	4,000,000	3,860,981
Willis North America, Inc.
5.350% 5/15/33	1,205,000	1,174,971
		12,227,612
Internet — 0.4%
Meta Platforms, Inc.
4.450% 8/15/52	430,000	373,901
5.600% 5/15/53	1,235,000	1,268,360
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.750% 4/30/27 (c)	75,000	66,240
Tencent Holdings Ltd.
3.680% 4/22/41 (c)	455,000	351,113
3.840% 4/22/51 (c)	455,000	334,186
3.975% 4/11/29 (c)	410,000	381,179
		2,774,979
Lodging — 0.1%
Hyatt Hotels Corp.
1.800% 10/01/24	930,000	885,163
Machinery – Diversified — 0.0%
OT Merger Corp.
7.875% 10/15/29 (c)	250,000	156,254
Media — 0.8%
Cable One, Inc.
4.000% 11/15/30 (c) (e)	1,085,000	847,656
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	500,000	458,364
4.800% 3/01/50	375,000	282,937
4.908% 7/23/25	1,105,000	1,083,615
5.250% 4/01/53	250,000	201,921
5.375% 4/01/38	5,000	4,259
5.375% 5/01/47	180,000	148,780
5.750% 4/01/48	1,088,000	931,286
CSC Holdings LLC
5.375% 2/01/28 (c)	150,000	120,531
5.750% 1/15/30 (c)	250,000	118,042
6.500% 2/01/29 (c)	1,033,000	834,701
7.500% 4/01/28 (c)	80,000	45,598
11.250% 5/15/28 (c)	200,000	193,946
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375% 8/15/26 (c)	656,000	22,140
Time Warner Cable LLC
5.500% 9/01/41	370,000	307,816
5.875% 11/15/40	360,000	317,574
VZ Secured Financing BV
5.000% 1/15/32 (c)	700,000	563,757
		6,482,923

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 0.4%
Ecopetrol SA
8.875% 1/13/33	$100,000	$99,022
KazMunayGas National Co. JSC
4.750% 4/19/27 (c)	200,000	189,762
Occidental Petroleum Corp.
0.000% 10/10/36	115,000	61,064
4.500% 7/15/44	400,000	305,000
Pertamina Persero PT
3.100% 8/27/30 (c)	675,000	585,012
Petroleos Mexicanos
6.625% 6/15/35	2,100,000	1,464,396
7.690% 1/23/50	295,000	199,961
Transocean Poseidon Ltd.
6.875% 2/01/27 (c)	189,313	186,709
		3,090,926
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250% 4/01/28 (c)	75,000	70,415
Packaging & Containers — 0.2%
Berry Global, Inc.
1.650% 1/15/27	85,000	73,321
4.875% 7/15/26 (c)	585,000	562,331
5.500% 4/15/28 (c)	310,000	305,071
Sealed Air Corp.
1.573% 10/15/26 (c)	1,200,000	1,043,958
		1,984,681
Pharmaceuticals — 1.2%
AbbVie, Inc.
4.450% 5/14/46	339,000	298,488
Bayer U.S. Finance II LLC
4.375% 12/15/28 (c)	3,281,000	3,112,501
4.625% 6/25/38 (c)	1,310,000	1,140,598
4.875% 6/25/48 (c)	220,000	197,855
Becton Dickinson & Co.
2.823% 5/20/30	1,735,000	1,517,422
Cigna Group
3.400% 3/15/51	210,000	153,077
CVS Health Corp.
5.050% 3/25/48	2,360,000	2,175,313
Kevlar SpA
6.500% 9/01/29 (c)	675,000	575,437
		9,170,691
Pipelines — 0.8%
Enbridge, Inc.
5.700% 3/08/33	215,000	217,952
Energy Transfer LP
4.950% 6/15/28	1,131,000	1,097,037
5.350% 5/15/45	370,000	323,361
5.400% 10/01/47	1,275,000	1,123,750
5.950% 10/01/43	750,000	699,696

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Galaxy Pipeline Assets Bidco Ltd.
2.160% 3/31/34 (c)	$354,840	$301,272
Kinder Morgan, Inc.
5.550% 6/01/45	565,000	520,518
Plains All American Pipeline LP/PAA Finance Corp.
3.550% 12/15/29	228,000	200,911
Rockies Express Pipeline LLC
4.950% 7/15/29 (c)	1,000,000	915,000
6.875% 4/15/40 (c)	745,000	672,370
Sabine Pass Liquefaction LLC
4.500% 5/15/30	164,000	155,892
Southern Gas Corridor CJSC
6.875% 3/24/26 (c)	400,000	406,080
		6,633,839
Real Estate — 0.2%
Annington Funding PLC
2.308% 10/06/32 GBP (c) (d)	220,000	193,716
3.184% 7/12/29 GBP (c) (d)	100,000	101,088
3.685% 7/12/34 GBP (c) (d)	200,000	190,577
Blackstone Property Partners Europe Holdings Sarl
1.625% 4/20/30 EUR (c) (d)	500,000	382,399
1.750% 3/12/29 EUR (c) (d)	350,000	283,280
Vonovia Finance BV
2.250% 4/07/30 EUR (c) (d)	100,000	89,767
Vonovia SE
1.500% 6/14/41 EUR (c) (d)	400,000	241,417
		1,482,244
Real Estate Investment Trusts (REITS) — 2.4%
American Assets Trust LP
3.375% 2/01/31	865,000	675,952
American Homes 4 Rent LP
3.625% 4/15/32	1,275,000	1,101,846
4.300% 4/15/52	375,000	292,025
American Tower Corp.
1.000% 1/15/32 EUR (d)	100,000	81,449
2.700% 4/15/31	195,000	161,699
5.550% 7/15/33	1,025,000	1,032,030
5.650% 3/15/33	1,080,000	1,095,138
CapitaLand Ascendas REIT
0.750% 6/23/28 EUR (c) (d)	445,000	384,918
Crown Castle, Inc.
3.250% 1/15/51	1,004,000	684,301
CubeSmart LP
2.000% 2/15/31	730,000	570,829
Digital Intrepid Holding BV
0.625% 7/15/31 EUR (c) (d)	1,050,000	794,044
Extra Space Storage LP
2.350% 3/15/32	1,075,000	840,064
3.900% 4/01/29	670,000	610,303
GLP Capital LP/GLP Financing II, Inc.
3.250% 1/15/32	9,000	7,267
4.000% 1/15/30	85,000	73,666
4.000% 1/15/31	95,000	82,133
5.300% 1/15/29	620,000	590,335
5.375% 4/15/26	1,375,000	1,346,007

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Healthcare Realty Holdings LP
2.000% 3/15/31	$240,000	$184,249
2.050% 3/15/31	106,000	79,448
2.400% 3/15/30	615,000	486,693
3.100% 2/15/30	825,000	706,681
3.625% 1/15/28	157,000	138,914
Hudson Pacific Properties LP
3.250% 1/15/30	160,000	101,250
3.950% 11/01/27	95,000	69,091
4.650% 4/01/29 (e)	1,275,000	899,755
Invitation Homes Operating Partnership LP
2.000% 8/15/31	940,000	720,144
2.700% 1/15/34	115,000	86,950
Life Storage LP
2.400% 10/15/31	1,040,000	823,901
Physicians Realty LP
2.625% 11/01/31	465,000	361,704
4.300% 3/15/27	105,000	98,847
Prologis Euro Finance LLC
4.250% 1/31/43 EUR (d)	710,000	714,966
Realty Income Corp.
5.125% 7/06/34 EUR (d) (f)	365,000	397,830
VICI Properties LP
4.950% 2/15/30	20,000	18,762
5.125% 5/15/32	1,029,000	962,778
5.625% 5/15/52	233,000	207,556
VICI Properties LP/VICI Note Co., Inc.
3.750% 2/15/27 (c)	30,000	27,520
3.875% 2/15/29 (c)	430,000	377,352
4.125% 8/15/30 (c)	125,000	110,054
4.500% 9/01/26 (c)	240,000	226,733
4.500% 1/15/28 (c)	160,000	147,007
4.625% 6/15/25 (c)	65,000	62,806
5.750% 2/01/27 (c)	75,000	73,404
		18,508,401
Retail — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.750% 1/15/30 (c) (e)	203,000	172,761
Michaels Cos., Inc.
5.250% 5/01/28 (c)	556,000	449,215
7.875% 5/01/29 (c)	339,000	228,415
Papa John's International, Inc.
3.875% 9/15/29 (c) (e)	233,000	197,234
		1,047,625
Savings & Loans — 0.1%
Nationwide Building Society
SOFR + 1.290% 2.972% VRN 2/16/28 (c)	720,000	646,714
3 mo. USD LIBOR + 1.392% 4.363% VRN 8/01/24 (c)	300,000	299,394
		946,108
Semiconductors — 0.1%
Broadcom, Inc.
2.600% 2/15/33 (c)	412,000	321,975

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.419% 4/15/33 (c)	$420,000	$351,229
		673,204
Software — 0.5%
Open Text Corp.
6.900% 12/01/27 (c)	125,000	127,254
Oracle Corp.
3.800% 11/15/37	200,000	163,521
3.950% 3/25/51	2,988,000	2,259,293
6.500% 4/15/38	515,000	548,277
6.900% 11/09/52	355,000	398,441
Take-Two Interactive Software, Inc.
4.000% 4/14/32	810,000	741,958
		4,238,744
Telecommunications — 1.6%
AT&T, Inc.
3.800% 12/01/57	887,000	642,186
4.500% 5/15/35	110,000	101,123
4.850% 3/01/39	366,000	336,695
5.250% 3/01/37	850,000	829,991
CommScope, Inc.
4.750% 9/01/29 (c)	700,000	551,880
Frontier Communications Holdings LLC
8.625% 3/15/31 (c)	705,000	682,304
8.750% 5/15/30 (c)	200,000	195,475
Intelsat Jackson Holdings S.A., Escrow
8.500% 10/15/24 (b) (c) (g)	378,000	—
9.750% 7/15/25 (b) (c) (g)	1,379,000	—
Intelsat Jackson Holdings SA
6.500% 3/15/30 (c)	1,440,000	1,310,914
Sprint Capital Corp.
8.750% 3/15/32	665,000	803,724
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738% 9/20/29 (c)	347,818	343,279
5.152% 9/20/29 (c)	1,914,250	1,894,045
T-Mobile USA, Inc.
2.250% 2/15/26	1,217,000	1,118,247
2.550% 2/15/31	955,000	793,806
3.750% 4/15/27	1,270,000	1,202,189
3.875% 4/15/30	180,000	165,828
4.375% 4/15/40	840,000	741,798
Vodafone Group PLC
4.875% 6/19/49	1,260,000	1,116,002
		12,829,486
Transportation — 0.0%
Transnet SOC Ltd.
8.250% 2/06/28 (c) (e)	200,000	194,250

TOTAL CORPORATE DEBT (Cost $242,752,474)		223,410,365

MUNICIPAL OBLIGATIONS — 0.5%
City of New York NY, General Obligation,
3.000% 8/01/34	945,000	787,842

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
County of Miami-Dade FL Aviation Revenue, Revenue Bond,
2.707% 10/01/33	$375,000	$306,776
New York City Transitional Finance Authority Future Tax Secured Revenue
Revenue Bond, 5.130% 2/01/35	1,033,000	1,039,985
Revenue Bond, 5.150% 2/01/36	1,033,000	1,038,262
New York State Dormitory Authority, Revenue Bond,
5.628% 3/15/39	860,000	895,835

TOTAL MUNICIPAL OBLIGATIONS (Cost $4,346,529)		4,068,700

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.2%
Commercial Mortgage-Backed Securities — 2.5%
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class AMP, 3.287% 11/05/32 (c)	1,920,000	1,754,032
Series 2018-PARK, Class A, 4.227% VRN 8/10/38 (c) (h)	1,280,000	1,126,322
BX Commercial Mortgage Trust
Series 2019-XL, Class A, 1 mo. USD Term SOFR + 1.034% 6.182% FRN 10/15/36 (c)	2,263,222	2,249,103
Series 2022-CSMO, Class A, 1 mo. USD Term SOFR + 2.115% 7.262% FRN 6/15/27 (c)	1,641,000	1,637,926
BX Trust
Series 2019-OC11, Class A, 3.202% 12/09/41 (c)	420,000	358,841
Series 2022-VAMF, Class C, 1 mo. USD Term SOFR + 1.580% 6.727% FRN 1/15/39 (c)	1,057,000	1,022,667
Series 2022-PSB, Class D, 1 mo. USD Term SOFR + 4.693% 9.840% FRN 8/15/39 (c)	1,196,107	1,191,815
Century Plaza Towers, Series 2019-CPT, Class B,
3.097% VRN 11/13/39 (c) (h)	1,000,000	713,066
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class D,
3.422% VRN 11/10/42 (c) (h)	700,000	507,660
CPT Mortgage Trust, Series 2019-CPT, Class A
2.865% 11/13/39 (c)	805,000	639,957
DC Office Trust, Series 2019-MTC, Class A
2.965% 9/15/45 (c)	860,000	686,707
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 3.041% VRN 12/10/41 (c) (h)	860,000	719,447
Series 2019-30HY, Class A, 3.228% 7/10/39 (c)	880,000	753,175
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2019-OSB, Class A, 3.397% 6/05/39 (c)	900,000	776,461
Series 2021-HTL5, Class A, 1 mo. USD LIBOR + 1.115% 6.309% FRN 11/15/38 (c)	2,138,000	2,085,921
MKT Mortgage Trust, Series 2020-525M, Class A
2.694% 2/12/40 (c)	570,000	425,055
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (c)	1,085,000	880,845
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A,
3.961% VRN 1/15/32 (c) (h)	640,000	617,906
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B,
4.144% VRN 1/05/43 (c) (h)	50,000	33,899
TTAN, Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.400%
7.594% FRN 3/15/38 (c)	1,180,801	1,133,618
		19,314,423

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity Asset-Backed Securities — 0.7%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class M1, 1 mo. USD LIBOR + .735%
5.885% FRN 10/25/35	$1,631,419	$1,562,803
Morgan Stanley Capital I, Inc. Trust, Series 2006-HE1, Class A4, 1 mo. USD LIBOR + .580%
5.730% FRN 1/25/36	1,808,831	1,706,425
Option One Mortgage Loan Trust, Series 2006-3, Class 1A1, 1 mo. USD LIBOR + .140%
5.290% FRN 2/25/37	3,534,783	2,241,964
		5,511,192
Other Asset-Backed Securities — 4.0%
AGL CLO Ltd., Series 2021-13A, Class A1, 3 mo. USD LIBOR + 1.160%
6.410% FRN 10/20/34 (c)	2,400,000	2,359,075
AIG CLO Ltd., Series 2019-2A, Class BR, 3 mo. USD LIBOR + 1.600%
6.855% FRN 10/25/33 (c)	2,400,000	2,340,485
Aimco CLO Ltd., Series 2020-11A, Class AR, 3 mo. USD LIBOR + 1.130%
6.390% FRN 10/17/34 (c)	2,075,000	2,037,005
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, 1 mo. USD LIBOR + 1.070%
6.263% FRN 8/15/34 (c)	2,018,000	1,968,867
CIM Trust, Series 2023-NR1, Class A1,
6.000% STEP 6/25/62 (c)	3,775,203	3,601,421
Countrywide Asset-Backed Certificates Trust
Series 2007-7, Class 1A, 1 mo. USD LIBOR + .200% 5.350% FRN 10/25/47	2,719,721	2,567,567
Series 2004-5, Class M1, 1 mo. USD LIBOR + .855% 6.005% FRN 8/25/34	115,928	113,749
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, US0001M + .720%
5.870% FRN 10/25/35	10,995	10,998
Flatiron CLO Ltd., Series 2021-1A, Class B, 3 mo. USD LIBOR + 1.600%
6.865% FRN 7/19/34 (c)	2,400,000	2,340,415
GoldenTree Loan Opportunities Ltd., Series 2014-9A, Class AR2, 3 mo. USD LIBOR + 1.110%
6.409% FRN 10/29/29 (c)	1,345,582	1,341,142
GSAMP Trust, Series 2006-HE1, Class M1, 1 mo. USD LIBOR + .585%
5.735% FRN 1/25/36	513,516	508,805
Magnetite Ltd., Series 2012-7A, Class A1R2, 3 mo. USD LIBOR + .800%
6.060% FRN 1/15/28 (c)	1,048,703	1,041,863
Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class A2D, 1 mo. USD LIBOR + .580%
5.730% FRN 2/25/36	1,412,105	1,364,175
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1
1.910% 10/20/61 (c)	1,646,000	1,398,350
Progress Residential Trust
Series 2021-SFR8, Class C, 1.931% 10/17/38 (c)	2,500,000	2,156,149
Series 2020-SFR3, Class F, 2.796% 10/17/27 (c)	860,000	758,497
Series 2021-SFR10, Class F, 4.608% 12/17/40 (c)	1,156,996	969,127
Rockford Tower CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD LIBOR + 1.120%
6.370% FRN 4/20/34 (c)	2,435,000	2,385,414
VOLT CIII LLC, Series 2021-CF1, Class A1,
1.992% STEP 8/25/51 (c)	2,312,119	2,146,367
		31,409,471

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans Asset-Backed Securities — 1.6%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%
5.850% FRN 7/25/56 (c)	$1,172,568	$1,122,242
Education Loan Asset-Backed Trust I, Series 2013-1, Class A2, 1 mo. USD LIBOR + .800%
5.950% FRN 4/26/32 (c)	1,632,880	1,616,674
Nelnet Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .450%
5.843% FRN 8/23/36 (c)	1,470,044	1,443,390
SLM Student Loan Trust
Series 2014-1, Class A3, 1 mo. USD LIBOR + .600% 5.750% FRN 2/26/29	1,229,887	1,176,023
Series 2012-7, Class A3, 1 mo. USD LIBOR + .650% 5.800% FRN 5/26/26	2,132,740	2,038,154
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850% 7.105% FRN 7/25/73	3,735,000	3,684,506
Wachovia Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .170%
5.425% FRN 4/25/40 (c)	1,494,059	1,429,735
		12,510,724
Whole Loan Collateral Collateralized Mortgage Obligations — 6.4%
Ajax Mortgage Loan Trust
Series 2019-F, 2.860% STEP 7/25/59 (c)	1,699,931	1,578,089
Series 2022-B, Class A1, 3.500% STEP 3/27/62 (c)	2,865,059	2,629,850
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1, 1 mo. USD LIBOR + .400%
5.550% FRN 3/25/46	1,384,664	1,163,710
Bear Stearns Trust, Series 2005-4, Class 25A1,
4.305% VRN 5/25/35 (h)	626,404	567,242
BINOM Securitization Trust, Series 2022-RPL1, Class A1,
3.000% VRN 2/25/61 (c) (h)	2,666,949	2,402,274
CIM Trust, Series 2021-J3, Class A1,
2.500% VRN 6/25/51 (c) (h)	4,418,379	3,555,932
Citigroup Mortgage Loan Trust, Series 2006-AR2, Class 1A2,
4.047% VRN 3/25/36 (h)	2,167	2,001
Credit Suisse Mortgage Trust
Series 2021-NQM6, Class A1, 1.174% VRN 7/25/66 (c) (h)	3,036,823	2,416,513
Series 2018-RPL9, Class A, 3.850% VRN 9/25/57 (c) (h)	1,525,436	1,411,956
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1,
5.438% VRN 11/25/35 (h)	1,175,892	994,534
GS Mortgage-Backed Securities Trust, Series 2022-PJ6 , Class A4,
3.000% VRN 1/25/53 (c) (h)	4,139,008	3,470,462
HarborView Mortgage Loan Trust
Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200% 5.357% FRN 11/19/36	2,609,239	1,894,881
Series 2007-6, Class 1A1A, 1 mo. USD LIBOR + .200% 5.357% FRN 8/19/37	2,328,204	1,838,792
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 1 mo. USD LIBOR + .520%
5.670% FRN 1/25/36	1,803,926	1,708,893
JP Morgan Mortgage Trust
Series 2021-13, Class A3, 2.500% VRN 4/25/52 (c) (h)	3,731,304	2,998,307
Series 2005-A5, Class 1A2, 3.613% VRN 8/25/35 (h)	76,641	71,988
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1,
3.461% VRN 4/25/34 (h)	470,009	409,325
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1,
1.957% VRN 10/25/61 (c) (h)	3,832,609	3,084,675
Preston Ridge Partners Mortgage LLC

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-5, Class A1, 1.793% STEP 6/25/26 (c)	$3,557,569	$3,212,682
Series 2021-6, Class A1, 1.793% STEP 7/25/26 (c)	1,548,776	1,433,135
Series 2022-1, Class A1, 3.720% STEP 2/25/27 (c)	3,520,220	3,340,405
Series 2022-4, Class A1, 5.000% STEP 8/25/27 (c)	832,516	791,838
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 2A1, 1 mo. USD LIBOR + .370%
5.520% FRN 8/25/36	483,099	411,257
Residential Asset Securitization Trust, Series 2006-A14C, Class 1A1
6.250% 12/25/36	1,840,914	1,349,419
Structured Asset Mortgage Investments Trust, Series 2006-AR1, Class 3A1, 1 mo. USD LIBOR + .460%
5.610% FRN 2/25/36	1,378,145	1,120,808
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-AR12, Class 1A4, 3.816% VRN 10/25/36 (h)	3,869,056	3,380,132
Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + .620% 5.770% FRN 1/25/45	452,666	440,364
Series 2005-7, Class 4CB, 7.000% 8/25/35	2,414,586	1,878,441
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR3, Class A4,
4.628% VRN 4/25/37 (h)	741,614	634,164
		50,192,069

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $125,457,183)		118,937,879

SOVEREIGN DEBT OBLIGATIONS — 0.6%
Brazilian Government International Bonds
3.875% 6/12/30	730,000	646,404
Chile Government International Bonds
2.550% 1/27/32 (e)	400,000	341,504
Colombia Government International Bonds
4.500% 3/15/29	200,000	174,963
Dominican Republic International Bonds
4.500% 1/30/30 (c)	440,000	385,066
Guatemala Government Bonds
3.700% 10/07/33 (c)	300,000	241,502
Hungary Government International Bonds
2.125% 9/22/31 (c)	250,000	192,901
5.250% 6/16/29 (c)	200,000	194,246
Mexico Government International Bonds
2.659% 5/24/31 (e)	413,000	343,329
4.750% 4/27/32	200,000	190,548
Oman Government International Bonds
6.750% 10/28/27 (c)	200,000	206,520
Pakistan Government International Bonds
2.252% 9/29/32 (e)	200,000	152,633
3.160% 1/23/30	425,000	371,664
Paraguay Government International Bonds
4.950% 4/28/31 (c)	200,000	191,782
Peruvian Government International Bonds
2.844% 6/20/30	200,000	175,024
4.125% 8/25/27	254,000	246,743
Poland Government International Bonds
4.875% 10/04/33	200,000	196,192
5.750% 11/16/32	43,000	45,064
Romania Government International Bonds
3.000% 2/14/31 (c)	270,000	223,476

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
South Africa Government International Bonds
5.875% 4/20/32	$200,000	$176,900
		4,696,461

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,245,264)		4,696,461

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (i) — 40.1%
Collateralized Mortgage Obligations — 2.7%
Federal Home Loan Banks
5.300% 5/22/24	8,450,000	8,411,279
5.370% 5/21/24	8,300,000	8,265,244
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K155, Class A3 3.750% 4/25/33	2,115,000	1,954,789
Federal National Mortgage Association REMICS
Series 2018-43, Class CT, 3.000% 6/25/48	537,042	481,014
Series 2018-54, Class KA, 3.500% 1/25/47	377,465	362,908
Series 2018-55, Class PA, 3.500% 1/25/47	391,709	376,602
Series 2018-38, Class PA, 3.500% 6/25/47	610,217	576,066
Government National Mortgage Association
Series 2018-124, Class NW, 3.500% 9/20/48	511,104	471,072
Series 2019-15, Class GT, 3.500% 2/20/49	538,875	498,376
		21,397,350
Pass-Through Securities — 36.8%
Federal Home Loan Mortgage Corp.
Pool #SD8193 2.000% 2/01/52	4,068,539	3,320,572
Pool #SD8199 2.000% 3/01/52	2,152,670	1,756,247
Pool #QE0312 2.000% 4/01/52	1,959,949	1,599,016
Pool #SD8147 2.500% 5/01/51 (f)	3,253,148	2,763,682
Pool #SD8189 2.500% 1/01/52	2,311,617	1,961,646
Pool #SD8194 2.500% 2/01/52	3,785,509	3,212,396
Pool #SD8200 2.500% 3/01/52	2,268,941	1,925,431
Pool #SD8205 2.500% 4/01/52	4,028,927	3,416,128
Pool #SD8212 2.500% 5/01/52	3,932,907	3,334,713
Pool #G18596 3.000% 4/01/31	223,783	213,134
Pool #G18691 3.000% 6/01/33	82,765	78,387
Pool #G08710 3.000% 6/01/46	54,957	49,307
Pool #G08715 3.000% 8/01/46	1,176,095	1,055,185
Pool #G08721 3.000% 9/01/46	158,584	142,281
Pool #G08726 3.000% 10/01/46	2,122,822	1,904,583
Pool #G08732 3.000% 11/01/46	1,503,972	1,346,534
Pool #G08741 3.000% 1/01/47	1,021,517	914,584
Pool #G18713 3.500% 11/01/33	616,456	590,794
Pool #G16756 3.500% 1/01/34	246,242	235,838
Pool #G60038 3.500% 1/01/44	523,248	488,096
Pool #G07848 3.500% 4/01/44	4,064,559	3,790,057
Pool #G07924 3.500% 1/01/45	1,107,605	1,031,862
Pool #G60138 3.500% 8/01/45	2,327,648	2,178,657
Pool #G08711 3.500% 6/01/46	903,607	837,578
Pool #G08716 3.500% 8/01/46	1,296,365	1,200,422
Pool #G67706 3.500% 12/01/47	1,283,708	1,195,922
Pool #G08792 3.500% 12/01/47	1,096,646	1,013,770
Pool #G67707 3.500% 1/01/48	1,510,817	1,412,694
Pool #G67709 3.500% 3/01/48	3,630,095	3,377,315

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G67711 4.000% 3/01/48	$413,362	$396,874
Pool #G67713 4.000% 6/01/48	1,078,306	1,034,286
Pool #G67714 4.000% 7/01/48	1,492,167	1,432,185
Pool #G67717 4.000% 11/01/48	1,329,359	1,275,921
Pool #G08843 4.500% 10/01/48	481,364	470,379
Pool #G08826 5.000% 6/01/48	155,135	154,711
Pool #G08844 5.000% 10/01/48	53,698	53,532
Federal National Mortgage Association
Pool #MA4093 2.000% 8/01/40	804,802	687,781
Pool #MA4152 2.000% 10/01/40	3,029,645	2,589,122
Pool #MA4176 2.000% 11/01/40	2,195,878	1,876,588
Pool #MA4333 2.000% 5/01/41	655,919	557,676
Pool #MA4158 2.000% 10/01/50 (f)	2,882,948	2,363,753
Pool #BT9728 2.000% 10/01/51	4,984,683	4,069,848
Pool #BQ6913 2.000% 12/01/51	4,249,627	3,469,697
Pool #CB2767 2.000% 1/01/52	4,105,449	3,355,828
Pool #CB2766 2.000% 2/01/52	2,776,799	2,271,514
Pool #FS1598 2.000% 4/01/52	4,133,267	3,372,108
Pool #BL6060 2.455% 4/01/40	1,265,000	904,614
Pool #MA4548 2.500% 2/01/52	3,813,858	3,236,453
Pool #MA4563 2.500% 3/01/52	3,910,270	3,318,268
Pool #MA3029 3.000% 6/01/32	222,850	211,153
Pool #MA1607 3.000% 10/01/33	1,675,238	1,577,662
Pool #BN7755 3.000% 9/01/49	1,730,138	1,546,642
Pool #BO2259 3.000% 10/01/49	2,980,313	2,659,569
Pool #MA3811 3.000% 10/01/49	466,599	408,509
Pool #MA4579 3.000% 4/01/52	3,802,532	3,348,442
Pool #AB4262 3.500% 1/01/32	1,154,679	1,103,692
Pool #MA1148 3.500% 8/01/42	2,249,403	2,076,244
Pool #CA0996 3.500% 1/01/48	77,924	72,315
Pool #MA3276 3.500% 2/01/48	170,236	157,186
Pool #MA3305 3.500% 3/01/48	575,079	530,635
Pool #MA3332 3.500% 4/01/48	22,963	21,188
Pool #CA3633 3.500% 6/01/49	661,887	613,683
Pool #MA2995 4.000% 5/01/47	476,179	453,984
Pool #MA3027 4.000% 6/01/47	441,737	421,010
Pool #AS9830 4.000% 6/01/47	267,987	255,412
Pool #AS9972 4.000% 7/01/47	247,274	235,671
Pool #AL9106 4.500% 2/01/46	215,450	211,977
Pool #CA1710 4.500% 5/01/48	867,711	848,301
Pool #CA1711 4.500% 5/01/48	15,761	15,408
Pool #CA2208 4.500% 8/01/48	620,713	605,858
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	1,377,187	1,247,275
Pool #MA4836 3.000% 11/20/47	972,654	879,991
Pool #MA6209 3.000% 10/20/49	415,655	362,157
Pool #MA4127 3.500% 12/20/46	938,706	879,688
Pool #MA4382 3.500% 4/20/47	159,198	148,990
Pool #MA4719 3.500% 9/20/47	1,397,316	1,306,408
Pool #MA4837 3.500% 11/20/47	190,654	178,250
Pool #MA4962 3.500% 1/20/48	475,451	444,518
Pool #MA5019 3.500% 2/20/48	653,910	610,550
Pool #MA4838 4.000% 11/20/47	400,044	383,740
Pool #MA4901 4.000% 12/20/47	327,057	313,728
Pool #MA5078 4.000% 3/20/48	266,416	255,309
Pool #MA5466 4.000% 9/20/48	185,546	177,694
Pool #MA5528 4.000% 10/20/48	743,752	712,279
Pool #MA4264 4.500% 2/20/47	201,174	198,442

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA4512 4.500% 6/20/47	$1,230,989	$1,213,502
Pool #MA3666 5.000% 5/20/46	27,535	27,704
Pool #MA3806 5.000% 7/20/46	186,177	187,222
Pool #MA4072 5.000% 11/20/46	36,639	36,801
Pool #MA4454 5.000% 5/20/47	661,060	665,692
Government National Mortgage Association II TBA
2.500% 7/20/53 (f)	11,675,000	10,103,780
4.500% 7/20/53 (f)	4,000,000	3,859,458
5.000% 7/20/53 (f)	1,825,000	1,793,143
Uniform Mortgage-Backed Security TBA
2.000% 7/13/53 (f)	4,875,000	3,972,571
2.000% 8/14/53 (f)	24,425,000	19,934,132
2.500% 7/13/53 (f)	18,875,000	15,995,823
2.500% 8/14/53 (f)	4,675,000	3,967,540
3.000% 7/13/53 (f)	19,375,000	17,046,970
3.000% 8/14/53 (f)	6,400,000	5,637,999
3.500% 8/14/53 (f)	9,500,000	8,662,812
4.000% 7/13/53 (f)	14,900,000	13,979,223
4.500% 7/13/53 (f)	17,325,000	16,648,247
4.500% 8/14/53 (f)	12,775,000	12,283,965
5.000% 7/13/53 (f)	27,350,000	26,795,522
5.500% 7/13/53 (f)	16,350,000	16,271,430
		287,795,065
Whole Loans — 0.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1B, 30 day USD SOFR + 2.400%
7.467% FRN 2/25/42 (c)	2,450,000	2,420,435
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R03, Class 1M2, 30 day USD SOFR + 3.500%
8.567% FRN 3/25/42 (c)	2,400,000	2,451,908
		4,872,343

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $325,392,740)		314,064,758

U.S. TREASURY OBLIGATIONS — 27.6%
U.S. Treasury Bonds & Notes — 27.6%
U.S. Treasury Bonds
2.000% 11/15/41	23,557,000	17,223,253
2.375% 2/15/42	290,000	225,662
3.625% 5/15/53	18,745,000	18,031,850
3.875% 5/15/43	32,355,000	31,591,166
U.S. Treasury Inflation Index
1.125% 1/15/33	5,671,653	5,432,657
1.250% 4/15/28	4,943,806	4,783,132
U.S. Treasury Notes
3.375% 5/15/33	7,005,000	6,757,794
3.625% 5/31/28	10,901,000	10,660,323
4.000% 6/30/28	58,315,000	57,999,335
4.250% 5/31/25	4,827,000	4,765,876

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.625% 6/30/25	$59,185,000	$58,917,070
		216,388,118

TOTAL U.S. TREASURY OBLIGATIONS (Cost $219,679,628)		216,388,118

TOTAL BONDS & NOTES (Cost $938,081,223)		896,573,578

	Number of Shares
EQUITIES — 0.0%
COMMON STOCK — 0.0%
Communications — 0.0%
Telecommunications — 0.0%
Intelsat Emergence SA (j)	16,754	356,860

TOTAL COMMON STOCK (Cost $1,575,355)		356,860

TOTAL EQUITIES (Cost $1,575,355)		356,860

RIGHTS — 0.0%
Communications — 0.0%
Telecommunications — 0.0%
Intelsat Jackson Holdings S.A. (b) (g) (j)	1,754	—
Intelsat Jackson Holdings S.A. (b) (g) (j)	1,754	—
		—

TOTAL RIGHTS (Cost $0)		—

TOTAL LONG-TERM INVESTMENTS (Cost $939,656,578)		896,930,438

SHORT-TERM INVESTMENTS — 8.0%
Investment of Cash Collateral from Securities Loaned — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (k)	5,263,660	5,263,660

Repurchase Agreement — 0.4%	Principal Amount
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (l)	$2,750,308	2,750,308
U.S. Treasury Bill — 6.9%
U.S. Treasury Bill
4.931% 10/05/23 (m)	5,175,000	5,105,090
5.049% 11/02/23 (m)	8,045,000	7,902,211
5.137% 8/31/23 (m)	8,440,000	8,368,602
5.176% 10/26/23 (m)	6,310,000	6,205,184
5.192% 8/15/23 (m)	1,460,000	1,451,016
5.244% 8/24/23 (m)	4,740,000	4,704,534

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.331% 10/03/23 (m)	$10,000,000	$9,867,359
5.346% 11/02/23 (m)	5,890,000	5,785,460
5.380% 12/21/23 (m)	4,605,000	4,490,381
		53,879,837

TOTAL SHORT-TERM INVESTMENTS (Cost $61,903,479)		61,893,805

TOTAL INVESTMENTS — 122.4% (Cost $1,001,560,057) (n)		958,824,243

Other Assets/(Liabilities) — (22.4)%		(175,593,568)

NET ASSETS — 100.0%		$783,230,675

Abbreviation Legend

CLO	Collateralized Loan Obligation
DIP	Debtor In Possession
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled bank loan commitments at June 30, 2023 where the rate will be determined at time of settlement.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2023, these securities amounted to a value of $483,966 or 0.06% of net assets.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $159,674,056 or 20.39% of net assets.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $6,341,873 or 0.81% of net assets. The Fund received $1,220,928 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	Investment is valued using significant unobservable inputs.
(h)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2023.
(i)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(j)	Non-income producing security.
(k)	Represents investment of security lending cash collateral. (Note 2).
(l)	Maturity value of $2,750,657. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $2,805,329.
(m)	The rate shown represents yield-to-maturity.
(n)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	7/06/23	EUR	363,723	USD	396,071	$842
Citibank N.A.	7/14/23	EUR	702,000	USD	775,471	(9,119)
Citibank N.A.	7/14/23	USD	546,421	GBP	437,000	(8,600)
Citibank N.A.	7/14/23	USD	6,056,236	EUR	5,538,000	10,571
Goldman Sachs International	7/14/23	USD	199,384	GBP	160,000	(3,827)
						$(10,133)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Ultra Bond	9/20/23	43	$5,816,602	$40,804
U.S. Treasury Note 2 Year	9/29/23	1,295	267,093,473	(3,763,317)
U.S. Treasury Note 5 Year	9/29/23	41	4,467,161	(76,317)
				$(3,798,830)
Short
Euro-BOBL	9/07/23	4	$(512,814)	$7,763
Euro-BUXL 30 Year Bond	9/07/23	6	(903,833)	(10,157)
Euro-Bund	9/07/23	6	(886,809)	11,186
U.S. Treasury Ultra 10 Year	9/20/23	19	(2,268,336)	18,024
				$26,816

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 3.000%	Annually	12- Month USD SOFR	Annually	9/20/53	USD	2,447,000	$70,162	$—	$70,162
Fixed 3.000%	Annually	12-Month USD SOFR	Annually	9/20/53	USD	2,346,000	67,266	—	67,266
							$137,428	$—	$137,428

Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MassMutual Strategic Bond Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.7%

BANK LOANS — 1.8%
Advertising — 0.0%
CMG Media Corp., 2021 Term Loan, 3 mo. USD Term SOFR + 3.500%
8.842% VRN 12/17/26	$105,393	$94,195
Airlines — 0.0%
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
9.292% VRN 4/21/28	64,545	64,420
Auto Parts & Equipment — 0.0%
Clarios Global LP, 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 3.750%
8.852% VRN 5/06/30	70,000	69,759
Beverages — 0.1%
Triton Water Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 0.000%
5.242% VRN 3/31/28	241,419	233,008
Building Materials — 0.0%
Quikrete Holdings, Inc., 2021 Term Loan B1, 1 mo. USD LIBOR + 3.000%
8.217% VRN 3/18/29	139,295	139,334
Commercial Services — 0.1%
API Group DE, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.584% VRN 10/01/26	136,238	136,314
Emrld Borrower LP, Term Loan B,
0.000% 5/31/30 (a)	150,000	149,859
Prime Security Services Borrower LLC, 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
7.943% VRN 9/23/26	175,009	174,850
		461,023
Computers — 0.1%
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD LIBOR + 4.750%
10.030% VRN 7/27/28	242,827	182,018
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750%
8.952% VRN 2/01/28	322,542	316,266
		498,284
Diversified Financial Services — 0.2%
Avolon TLB Borrower 1 (U.S.) LLC, 2021 Term Loan B5, 1 mo. USD LIBOR + 2.250%
7.396% VRN 12/01/27	37,268	37,193
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD LIBOR + 2.750%
8.302% VRN 10/22/26	115,067	114,399
Citadel Securities LP, 2021 Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.717% VRN 2/02/28	20,202	20,161

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.992% VRN 4/09/27	$227,032	$219,896
Focus Financial Partners LLC, 2022 Term Loan B5, 1 mo. USD Term SOFR + 3.250%
8.352% VRN 6/30/28	119,100	118,041
VFH Parent LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.189% VRN 1/13/29	108,900	108,322
		618,012
Electronics — 0.0%
II-VI, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.967% VRN 7/02/29	146,664	146,114
Entertainment — 0.1%
Caesars Entertainment Corp., Term Loan B, 3 mo. USD Term SOFR + 3.250%
8.452% VRN 2/06/30	19,950	19,932
PCI Gaming Authority, Term Loan, 1 mo. USD Term SOFR + 2.500%
7.717% VRN 5/29/26	248,892	248,937
Scientific Games International, Inc., 2022 USD Term Loan, 1 mo. USD Term SOFR + 3.000%
8.248% VRN 4/14/29	237,600	236,968
		505,837
Health Care – Products — 0.1%
Medline Borrower LP, USD Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.352% VRN 10/23/28	249,369	246,329
Sotera Health Holdings LLC, 2021 Term Loan, 3 mo. USD LIBOR + 2.750%
8.023% VRN 12/11/26	260,000	255,614
		501,943
Health Care – Services — 0.2%
Global Medical Response, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 4.250%
9.439% VRN 10/02/25	379,108	211,163
Phoenix Guarantor, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 3.250%
8.352% VRN 3/05/26	484,890	478,121
		689,284
Housewares — 0.1%
Solis IV BV, USD Term Loan B1, 3 mo. USD Term SOFR + 3.500%
8.666% VRN 2/26/29	317,225	300,076
Insurance — 0.1%
Acrisure LLC, 2021 First Lien Term Loan B, 1 mo. USD LIBOR + 4.250%
9.443% VRN 2/15/27	89,545	87,568
AmWINS Group, Inc.
2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
7.442% VRN 2/19/28	253,282	250,719
2023 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.834% VRN 2/19/28	39,900	39,759
		378,046

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Leisure Time — 0.1%
Alterra Mountain Co., 2021 Series B-2 Consenting Term Loan, 1 mo. USD LIBOR + 3.500%
8.693% VRN 8/17/28	$164,935	$164,316
Lodging — 0.1%
Hilton Domestic Operating Co., Inc., 2019 Term Loan B2, 1 mo. USD Term SOFR + 1.750%
6.939% VRN 6/22/26	310,000	309,529
Station Casinos LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 2.250%
7.450% VRN 2/08/27	160,651	160,004
		469,533
Machinery – Diversified — 0.0%
Ali Group North America Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.000%
7.217% VRN 7/30/29	129,105	129,008
Media — 0.1%
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. USD Term SOFR + 2.500%
7.717% VRN 9/18/26	160,766	160,478
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. USD LIBOR + 2.500%
7.693% VRN 1/31/28	203,954	201,966
		362,444
Retail — 0.1%
Harbor Freight Tools USA, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.967% VRN 10/19/27	441,157	434,601
Software — 0.2%
Athenahealth Group, Inc., 2021 Delayed Draw Term Loan, 1 mo. USD Term SOFR + 3.500%
8.589% VRN 2/15/29	336,110	323,086
Cloudera, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
8.952% VRN 10/08/28	91,768	89,359
DCert Buyer, Inc., 2019 Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.264% VRN 10/16/26	31,537	31,212
Rackspace Technology Global, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.996% VRN 2/15/28	360,001	163,088
		606,745
Transportation — 0.1%
Genesee & Wyoming, Inc., Term Loan, 3 mo. USD Term SOFR + 2.000%
7.342% VRN 12/30/26	471,367	470,632

TOTAL BANK LOANS (Cost $7,832,110)		7,336,614

CORPORATE DEBT — 26.9%
Aerospace & Defense — 0.8%
Boeing Co.
2.196% 2/04/26	230,000	211,096
2.700% 2/01/27	90,000	82,261

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.800% 3/01/27	$150,000	$136,759
3.100% 5/01/26	80,000	75,154
3.200% 3/01/29	210,000	187,761
3.250% 2/01/35	360,000	291,898
3.550% 3/01/38	80,000	62,235
3.750% 2/01/50	240,000	180,256
5.150% 5/01/30	160,000	158,456
5.705% 5/01/40	110,000	109,726
5.805% 5/01/50	300,000	298,905
5.930% 5/01/60	40,000	39,616
General Dynamics Corp.
3.500% 5/15/25	50,000	48,549
4.250% 4/01/40	20,000	18,401
4.250% 4/01/50	50,000	45,832
L3Harris Technologies, Inc.
5.054% 4/27/45	50,000	45,910
Lockheed Martin Corp.
3.550% 1/15/26	45,000	43,643
3.900% 6/15/32	50,000	47,089
4.150% 6/15/53	260,000	228,892
4.500% 5/15/36	60,000	57,909
Northrop Grumman Corp.
2.930% 1/15/25	160,000	153,755
3.250% 1/15/28	290,000	270,448
5.250% 5/01/50	160,000	162,605
Raytheon Technologies Corp.
2.250% 7/01/30	110,000	92,783
4.125% 11/16/28	160,000	154,102
4.500% 6/01/42	80,000	73,637
		3,277,678
Agriculture — 0.4%
Altria Group, Inc.
2.450% 2/04/32	140,000	109,179
4.400% 2/14/26	192,000	187,871
5.800% 2/14/39	160,000	156,612
5.950% 2/14/49	260,000	246,831
6.200% 2/14/59	56,000	54,051
BAT Capital Corp.
3.557% 8/15/27	170,000	156,325
4.540% 8/15/47	360,000	264,913
Cargill, Inc.
1.375% 7/23/23 (b) (c)	180,000	179,642
Philip Morris International, Inc.
2.100% 5/01/30	40,000	33,098
4.500% 3/20/42	80,000	68,956
Reynolds American, Inc.
5.850% 8/15/45	110,000	97,824
		1,555,302
Airlines — 0.5%
Delta Air Lines, Inc.
2.900% 10/28/24	180,000	172,795
7.000% 5/01/25 (b)	230,000	234,897
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (b)	266,667	260,851
4.750% 10/20/28 (b)	300,000	291,207

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
5.750% 1/20/26 (b)	$10,000	$9,465
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (b)	264,000	264,659
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.000% 9/20/25 (b)	240,000	241,813
8.000% 9/20/25 (b)	250,000	251,869
United Airlines, Inc.
4.375% 4/15/26 (b)	80,000	76,008
4.625% 4/15/29 (b)	290,000	264,239
		2,067,803
Apparel — 0.1%
NIKE, Inc.
2.850% 3/27/30	170,000	153,507
3.250% 3/27/40	130,000	106,817
3.375% 3/27/50 (c)	40,000	32,403
		292,727
Auto Manufacturers — 1.5%
Ford Motor Co.
4.750% 1/15/43	90,000	69,193
6.100% 8/19/32 (c)	90,000	87,224
Ford Motor Credit Co. LLC
2.900% 2/16/28	390,000	333,995
3.625% 6/17/31	220,000	180,317
4.000% 11/13/30	200,000	170,917
4.125% 8/17/27	200,000	182,629
4.950% 5/28/27	250,000	235,822
5.125% 6/16/25	200,000	194,506
General Motors Co.
5.150% 4/01/38	40,000	35,599
5.200% 4/01/45	960,000	818,902
5.600% 10/15/32 (c)	40,000	38,699
5.950% 4/01/49	110,000	102,781
6.125% 10/01/25	20,000	20,136
6.600% 4/01/36	10,000	10,267
Nissan Motor Co. Ltd.
3.043% 9/15/23 (b)	200,000	198,585
3.522% 9/17/25 (b)	410,000	381,429
4.345% 9/17/27 (b)	300,000	272,852
Toyota Motor Credit Corp.
4.450% 5/18/26	3,070,000	3,024,548
		6,358,401
Banks — 7.2%
ABN AMRO Bank NV
4.750% 7/28/25 (b)	260,000	250,757
Banco Santander SA
2.746% 5/28/25	600,000	563,277
Bank of America Corp.
SOFR + 1.210% 2.572% VRN 10/20/32	60,000	48,870
SOFR + 2.150% 2.592% VRN 4/29/31	360,000	302,233
SOFR + 1.330% 2.972% VRN 2/04/33	550,000	458,494
3 mo. USD Term SOFR + 1.302% 3.419% VRN 12/20/28	570,000	522,703
3 mo. USD Term SOFR + 1.632% 3.593% VRN 7/21/28	270,000	250,982

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD Term SOFR + 1.332% 3.970% VRN 3/05/29	$760,000	$711,534
3 mo. USD Term SOFR + 1.472% 3.974% VRN 2/07/30	270,000	249,982
4.000% 4/01/24	270,000	266,842
4.000% 1/22/25	140,000	136,149
3 mo. USD Term SOFR + 3.412% 4.083% VRN 3/20/51	420,000	348,227
4.200% 8/26/24	380,000	372,874
4.250% 10/22/26	50,000	48,260
3 mo. USD Term SOFR + 1.782% 4.330% VRN 3/15/50	90,000	77,397
SOFR + 1.580% 4.376% VRN 4/27/28	300,000	287,995
4.450% 3/03/26	50,000	48,596
5.000% 1/21/44	130,000	124,583
3 mo. USD Term SOFR + 3.967% 6.250% VRN (d)	170,000	167,875
Bank of Montreal
1.850% 5/01/25	70,000	65,391
5 yr. USD Swap + 1.432% 3.803% VRN 12/15/32	90,000	79,335
Bank of New York Mellon Corp.
1.600% 4/24/25	170,000	159,288
Bank of Nova Scotia
1.300% 6/11/25	120,000	110,312
5 yr. CMT + 2.050% 4.588% VRN 5/04/37	100,000	86,171
Barclays PLC 3 mo. USD LIBOR + 3.054%
5.088% VRN 6/20/30	510,000	463,768
BNP Paribas SA
SOFR + 2.074% 2.219% VRN 6/09/26 (b)	200,000	184,963
5 yr. USD Swap + 1.483% 4.375% VRN 3/01/33 (b)	220,000	199,075
4.400% 8/14/28 (b)	400,000	377,594
4.625% 3/13/27 (b)	260,000	248,688
3 mo. USD LIBOR + 2.235% 4.705% VRN 1/10/25 (b)	390,000	386,523
1 yr. CMT + 1.450% 5.125% VRN 1/13/29 (b)	400,000	391,404
Citigroup, Inc.
SOFR + 2.107% 2.572% VRN 6/03/31	170,000	141,834
SOFR + 1.939% 3.785% VRN 3/17/33	370,000	326,898
3 mo. USD Term SOFR + 1.600% 3.980% VRN 3/20/30	180,000	166,435
4.125% 7/25/28	150,000	141,385
4.300% 11/20/26	510,000	488,104
SOFR + 3.914% 4.412% VRN 3/31/31	410,000	385,507
4.450% 9/29/27	480,000	458,318
4.650% 7/30/45	181,000	160,511
4.650% 7/23/48	70,000	63,365
SOFR + 1.887% 4.658% VRN 5/24/28	50,000	48,753
4.750% 5/18/46	40,000	34,223
SOFR + 2.086% 4.910% VRN 5/24/33	130,000	125,795
5.300% 5/06/44	16,000	14,794
3 mo. USD Term SOFR + 4.167% 5.950% VRN (d)	150,000	143,854
3 mo. USD Term SOFR + 3.685% 6.300% VRN (c) (d)	60,000	58,350
6.625% 6/15/32	20,000	21,162
8.125% 7/15/39	50,000	63,974
3 mo. USD Term SOFR + 4.068% 9.341% VRN (d)	50,000	50,175
Cooperatieve Rabobank UA
1 yr. CMT + 1.220% 3.649% VRN 4/06/28 (b)	300,000	277,748
4.375% 8/04/25	470,000	453,615
Credit Agricole SA SOFR + 1.676%
1.907% VRN 6/16/26 (b)	270,000	248,540
Credit Suisse AG
5.000% 7/09/27	250,000	241,348
7.950% 1/09/25	710,000	724,372
Danske Bank AS
5.375% 1/12/24 (b)	240,000	238,582

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Goldman Sachs Capital II 3 mo. USD LIBOR + .768%
6.264% VRN (d)	$8,000	$6,220
Goldman Sachs Group, Inc.
SOFR + 1.472% 2.908% VRN 7/21/42	80,000	56,480
SOFR + 1.513% 3.210% VRN 4/22/42	40,000	29,553
3.500% 4/01/25	370,000	355,418
3.500% 11/16/26	200,000	187,501
SOFR + 1.846% 3.615% VRN 3/15/28	50,000	46,914
3 mo. USD Term SOFR + 1.772% 3.691% VRN 6/05/28	350,000	328,840
3.850% 7/08/24	90,000	88,257
4.000% 3/03/24	100,000	98,717
3 mo. USD Term SOFR + 1.563% 4.223% VRN 5/01/29	490,000	462,800
4.250% 10/21/25	210,000	202,371
4.750% 10/21/45	80,000	72,716
5.150% 5/22/45	290,000	270,760
6.250% 2/01/41	130,000	139,735
6.750% 10/01/37	80,000	86,044
HSBC Holdings PLC
SOFR + 1.929% 2.099% VRN 6/04/26	510,000	471,931
3.900% 5/25/26	200,000	190,580
4.250% 8/18/25	330,000	316,947
SOFR + 2.530% 4.762% VRN 3/29/33	200,000	180,496
Intesa Sanpaolo SpA
5.017% 6/26/24 (b)	900,000	871,769
5.710% 1/15/26 (b)	200,000	190,406
JP Morgan Chase & Co.
SOFR + 1.850% 2.083% VRN 4/22/26	340,000	318,411
SOFR + 2.040% 2.522% VRN 4/22/31	300,000	253,753
SOFR + 1.180% 2.545% VRN 11/08/32	100,000	81,932
SOFR + 2.440% 3.109% VRN 4/22/51	80,000	55,895
3 mo. USD Term SOFR + .945% 3.509% VRN 1/23/29	70,000	64,706
3.875% 9/10/24	300,000	292,888
3 mo. USD Term SOFR + 1.522% 4.203% VRN 7/23/29	310,000	294,644
4.250% 10/01/27	70,000	67,821
3 mo. USD Term SOFR + 1.592% 4.452% VRN 12/05/29	700,000	670,801
4.950% 6/01/45	140,000	130,678
Lloyds Banking Group PLC
4.550% 8/16/28	370,000	350,043
Macquarie Group Ltd.
6.207% 11/22/24 (b)	2,020,000	2,017,505
Mitsubishi UFJ Financial Group, Inc. 1 yr. CMT + 1.125%
3.837% VRN 4/17/26	200,000	192,236
Morgan Stanley
SOFR + 1.990% 2.188% VRN 4/28/26	260,000	244,064
SOFR + 1.143% 2.699% VRN 1/22/31	10,000	8,505
SOFR + 3.120% 3.622% VRN 4/01/31	640,000	576,698
3 mo. USD Term SOFR + 1.402% 3.772% VRN 1/24/29	350,000	326,751
3 mo. TSFR + 1.890% 4.431% VRN 1/23/30	10,000	9,514
National Securities Clearing Corp.
1.500% 4/23/25 (b)	250,000	232,458
PNC Financial Services Group, Inc.
SOFR + 1.841% 5.582% VRN 6/12/29	260,000	258,776
SOFR + 1.322% 5.812% VRN 6/12/26	70,000	69,574
Royal Bank of Canada
1.150% 6/10/25	250,000	230,776
3.875% 5/04/32	40,000	36,623
Santander Holdings USA, Inc.
4.500% 7/17/25	50,000	48,532

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Toronto-Dominion Bank
1.150% 6/12/25	$280,000	$258,038
Truist Financial Corp. SOFR + 2.050%
6.047% VRN 6/08/27	130,000	130,054
U.S. Bancorp
1.450% 5/12/25	260,000	242,456
SOFR + .730% 2.215% VRN 1/27/28	30,000	26,595
SOFR + 2.020% 5.775% VRN 6/12/29	140,000	139,958
SOFR + 2.260% 5.836% VRN 6/12/34	50,000	50,362
UBS Group AG
SOFR + 2.044% 2.193% VRN 6/05/26 (b)	480,000	440,145
SOFR + 1.730% 3.091% VRN 5/14/32 (b)	350,000	283,124
SOFR + 3.730% 4.194% VRN 4/01/31 (b)	250,000	222,515
4.253% 3/23/28 (b)	340,000	315,509
5 yr. USD Swap + 4.344% 7.000% VRN (b) (d)	500,000	482,824
Wells Fargo & Co.
SOFR + 2.000% 2.188% VRN 4/30/26	200,000	187,388
SOFR + 2.100% 2.393% VRN 6/02/28	230,000	204,960
3 mo. USD Term SOFR + 1.432% 2.879% VRN 10/30/30	150,000	129,553
3.000% 10/23/26	350,000	324,892
SOFR + 1.500% 3.350% VRN 3/02/33	300,000	256,756
4.300% 7/22/27	240,000	230,229
4.400% 6/14/46	180,000	146,178
3 mo. USD Term SOFR + 4.032% 4.478% VRN 4/04/31	210,000	199,668
4.650% 11/04/44	80,000	67,865
4.750% 12/07/46	10,000	8,512
4.900% 11/17/45	250,000	220,013
3 mo. USD Term SOFR + 4.502% 5.013% VRN 4/04/51	1,220,000	1,136,315
5.375% 11/02/43	110,000	103,562
5.875% VRN (c) (d) (e)	50,000	48,995
		30,412,289
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.650% 2/01/26	300,000	290,570
4.900% 2/01/46	50,000	47,790
Anheuser-Busch InBev Worldwide, Inc.
3.500% 6/01/30	130,000	120,885
4.000% 4/13/28	80,000	77,360
4.350% 6/01/40	30,000	27,586
4.600% 4/15/48	15,000	13,924
4.750% 1/23/29	190,000	189,175
5.550% 1/23/49	110,000	115,939
Coca-Cola Co.
1.450% 6/01/27	250,000	223,418
2.500% 6/01/40	10,000	7,532
2.600% 6/01/50	80,000	55,871
Constellation Brands, Inc.
3.600% 5/09/24	60,000	58,843
4.350% 5/09/27	80,000	78,009
Molson Coors Beverage Co.
3.000% 7/15/26	50,000	46,705
4.200% 7/15/46	50,000	41,402
PepsiCo, Inc.
1.625% 5/01/30	170,000	141,268
		1,536,277

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Biotechnology — 0.0%
Amgen, Inc.
4.663% 6/15/51	$24,000	$21,493
Gilead Sciences, Inc.
3.700% 4/01/24	130,000	128,124
4.500% 2/01/45	10,000	9,121
4.750% 3/01/46	40,000	37,647
		196,385
Building Materials — 0.0%
Builders FirstSource, Inc.
4.250% 2/01/32 (b)	20,000	17,403
Carrier Global Corp.
3.577% 4/05/50	20,000	14,780
		32,183
Chemicals — 0.2%
MEGlobal BV
4.250% 11/03/26 (b)	230,000	220,449
OCP SA
3.750% 6/23/31 (b)	260,000	214,531
5.125% 6/23/51 (b)	220,000	159,614
Orbia Advance Corp. SAB de CV
2.875% 5/11/31 (b)	490,000	388,992
		983,586
Coal — 0.0%
Teck Resources Ltd.
6.000% 8/15/40	20,000	19,485
Commercial Services — 0.2%
ADT Security Corp.
4.125% 8/01/29 (b) (c)	10,000	8,637
Cintas Corp. No. 2
3.700% 4/01/27	160,000	154,182
DP World Ltd.
5.625% 9/25/48 (b)	330,000	307,761
PayPal Holdings, Inc.
1.650% 6/01/25	260,000	243,309
United Rentals North America, Inc.
3.750% 1/15/32	80,000	67,757
3.875% 11/15/27	60,000	56,028
3.875% 2/15/31	20,000	17,316
		854,990
Computers — 0.4%
Apple, Inc.
2.450% 8/04/26	290,000	271,470
Dell International LLC/EMC Corp.
3.375% 12/15/41 (b)	1,320,000	930,838
International Business Machines Corp.
3.000% 5/15/24	320,000	312,745
		1,515,053

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cosmetics & Personal Care — 0.1%
Haleon U.S. Capital LLC
3.375% 3/24/29	$260,000	$236,242
Kenvue, Inc.
4.900% 3/22/33 (b)	200,000	202,363
Procter & Gamble Co.
3.000% 3/25/30	100,000	92,527
		531,132
Distribution & Wholesale — 0.0%
H&E Equipment Services, Inc.
3.875% 12/15/28 (b)	20,000	17,316
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% 10/29/26	320,000	285,808
3.000% 10/29/28	160,000	138,344
3.150% 2/15/24	190,000	186,386
3.300% 1/30/32	160,000	130,896
Air Lease Corp.
3.375% 7/01/25	80,000	75,822
5.300% 2/01/28	130,000	127,565
American Express Co.
3.375% 5/03/24	130,000	127,463
4.050% 5/03/29	210,000	199,924
ILFC E-Capital Trust II
7.314% VRN 12/21/65 (b) (e)	10,000	6,942
Intercontinental Exchange, Inc.
4.600% 3/15/33	80,000	77,537
4.950% 6/15/52	20,000	18,973
KKR Group Finance Co. II LLC
5.500% 2/01/43 (b) (c)	20,000	18,244
Mastercard, Inc.
3.850% 3/26/50	50,000	43,039
Park Aerospace Holdings Ltd.
5.500% 2/15/24 (b)	50,000	49,430
Vanguard Group, Inc.
3.050% 8/22/50	450,000	290,372
Visa, Inc.
3.150% 12/14/25	200,000	191,706
4.300% 12/14/45	160,000	148,444
		2,116,895
Electric — 0.2%
American Transmission Systems, Inc.
2.650% 1/15/32 (b)	440,000	363,850
Consolidated Edison Co. of New York, Inc.
3.350% 4/01/30	70,000	63,592
3.950% 4/01/50	50,000	40,859
Duke Energy Ohio, Inc.
3.650% 2/01/29	210,000	195,047
Exelon Corp.
5.625% 6/15/35	40,000	40,447
Pacific Gas & Electric Co.
2.100% 8/01/27	140,000	119,586
2.500% 2/01/31	40,000	31,315
3.300% 8/01/40	50,000	33,686

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.500% 8/01/50	$80,000	$50,888
		939,270
Electronics — 0.0%
Honeywell International, Inc.
1.350% 6/01/25	80,000	74,634
Entertainment — 0.2%
Warnermedia Holdings, Inc.
3.755% 3/15/27	60,000	55,966
4.054% 3/15/29	80,000	73,130
4.279% 3/15/32	360,000	319,275
5.050% 3/15/42	20,000	16,857
5.141% 3/15/52	370,000	301,272
6.412% 3/15/26	110,000	110,091
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.125% 2/15/31 (b) (c)	90,000	89,455
		966,046
Environmental Controls — 0.1%
Republic Services, Inc.
2.500% 8/15/24	230,000	221,873
Food — 0.2%
Danone SA
2.589% 11/02/23 (b)	310,000	306,761
Hershey Co.
0.900% 6/01/25	50,000	46,039
Mars, Inc.
2.700% 4/01/25 (b)	140,000	133,735
3.200% 4/01/30 (b)	80,000	72,568
Mondelez International, Inc.
1.500% 5/04/25	340,000	316,881
		875,984
Forest Products & Paper — 0.1%
Suzano Austria GmbH
3.125% 1/15/32	80,000	64,031
3.750% 1/15/31	430,000	366,972
		431,003
Health Care – Products — 0.1%
Abbott Laboratories
3.750% 11/30/26	99,000	96,520
4.750% 11/30/36	80,000	80,316
4.900% 11/30/46	100,000	100,963
Medtronic, Inc.
4.625% 3/15/45	18,000	17,513
		295,312
Health Care – Services — 0.4%
Centene Corp.
2.625% 8/01/31	10,000	7,969
3.000% 10/15/30	10,000	8,333
4.250% 12/15/27	70,000	65,447

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.625% 12/15/29	$120,000	$110,452
CommonSpirit Health
4.350% 11/01/42	20,000	17,172
Elevance Health, Inc.
3.350% 12/01/24	120,000	116,025
3.650% 12/01/27	90,000	84,970
4.100% 5/15/32	60,000	55,910
4.550% 5/15/52	10,000	8,932
Fresenius Medical Care U.S. Finance II, Inc.
4.750% 10/15/24 (b)	70,000	68,524
HCA, Inc.
3.500% 9/01/30	70,000	61,358
4.500% 2/15/27	40,000	38,587
5.000% 3/15/24	50,000	49,679
5.250% 6/15/26	60,000	59,344
5.500% 6/15/47	80,000	75,351
Humana, Inc.
2.150% 2/03/32	40,000	31,510
4.500% 4/01/25	50,000	49,069
4.625% 12/01/42	70,000	61,701
4.800% 3/15/47	10,000	9,046
Tenet Healthcare Corp.
4.375% 1/15/30	10,000	9,024
UnitedHealth Group, Inc.
1.250% 1/15/26	50,000	45,679
2.300% 5/15/31	20,000	16,911
3.125% 5/15/60	30,000	20,906
3.875% 12/15/28	110,000	105,379
3.875% 8/15/59	90,000	73,156
4.000% 5/15/29	100,000	95,566
4.200% 5/15/32	70,000	66,826
4.250% 6/15/48	110,000	96,957
4.450% 12/15/48	50,000	45,552
5.800% 3/15/36	70,000	74,829
		1,630,164
Home Builders — 0.0%
Lennar Corp.
4.500% 4/30/24	100,000	99,144
4.750% 11/29/27	40,000	38,810
MDC Holdings, Inc.
6.000% 1/15/43	20,000	18,039
		155,993
Insurance — 1.0%
Berkshire Hathaway Finance Corp.
4.250% 1/15/49	160,000	145,705
Brighthouse Financial, Inc.
4.700% 6/22/47	11,000	8,418
Chubb INA Holdings, Inc.
3.350% 5/03/26	120,000	115,290
Guardian Life Global Funding
1.100% 6/23/25 (b)	120,000	109,137
Jackson National Life Global Funding SOFR + 1.150%
6.242% FRN 6/28/24 (b)	3,450,000	3,454,485
MetLife Capital Trust IV
7.875% 12/15/67 (b)	200,000	209,348

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
New York Life Global Funding
0.950% 6/24/25 (b)	$100,000	$91,327
Principal Life Global Funding II
1.250% 6/23/25 (b)	110,000	100,351
Teachers Insurance & Annuity Association of America
4.900% 9/15/44 (b)	50,000	45,272
6.850% 12/16/39 (b)	22,000	24,257
		4,303,590
Internet — 0.5%
Alphabet, Inc.
0.450% 8/15/25	50,000	45,773
1.900% 8/15/40	100,000	68,871
2.050% 8/15/50	60,000	37,534
Amazon.com, Inc.
2.100% 5/12/31	80,000	67,281
2.500% 6/03/50	60,000	39,900
3.150% 8/22/27	470,000	442,204
3.450% 4/13/29	80,000	75,319
3.600% 4/13/32	320,000	298,356
4.050% 8/22/47	100,000	89,696
4.250% 8/22/57	70,000	62,964
4.950% 12/05/44	180,000	182,143
Prosus NV
3.061% 7/13/31 (b)	370,000	289,268
3.832% 2/08/51 (b)	210,000	129,019
4.027% 8/03/50 (b)	310,000	194,778
		2,023,106
Investment Companies — 0.3%
Golub Capital BDC, Inc.
2.500% 8/24/26	1,570,000	1,357,733
Iron & Steel — 0.1%
ArcelorMittal SA
7.000% STEP 10/15/39	60,000	62,631
Vale Overseas Ltd.
6.875% 11/21/36	174,000	181,959
		244,590
Leisure Time — 0.0%
VOC Escrow Ltd.
5.000% 2/15/28 (b)	210,000	192,675
Lodging — 0.4%
Las Vegas Sands Corp.
2.900% 6/25/25	100,000	93,962
3.200% 8/08/24	790,000	765,169
Sands China Ltd.
4.300% STEP 1/08/26	280,000	263,273
5.625% STEP 8/08/25	750,000	731,713
		1,854,117
Machinery – Construction & Mining — 0.0%
Vertiv Group Corp.
4.125% 11/15/28 (b)	30,000	27,029

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Diversified — 0.1%
Deere & Co.
3.100% 4/15/30	$60,000	$54,851
3.750% 4/15/50 (c)	260,000	230,149
Otis Worldwide Corp.
2.056% 4/05/25	140,000	131,934
		416,934
Media — 1.2%
Altice Financing SA
5.750% 8/15/29 (b)	210,000	162,679
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% 8/15/30 (b)	30,000	24,981
4.500% 5/01/32	840,000	670,704
4.750% 2/01/32 (b)	70,000	57,084
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 3/01/42	60,000	40,134
4.200% 3/15/28	140,000	131,246
4.400% 4/01/33 (c)	140,000	122,886
4.800% 3/01/50	30,000	22,635
4.908% 7/23/25	270,000	264,775
5.050% 3/30/29	360,000	343,284
5.125% 7/01/49	100,000	78,672
5.375% 4/01/38	100,000	85,190
5.375% 5/01/47	20,000	16,531
5.500% 4/01/63	80,000	64,411
6.484% 10/23/45	160,000	150,419
6.834% 10/23/55	60,000	56,564
Comcast Corp.
2.800% 1/15/51	30,000	19,858
2.887% 11/01/51	260,000	174,319
3.150% 3/01/26	280,000	268,196
3.250% 11/01/39	30,000	23,797
3.300% 4/01/27	120,000	113,483
3.400% 4/01/30	180,000	165,385
3.400% 7/15/46	30,000	22,767
3.450% 2/01/50	40,000	30,443
3.750% 4/01/40	80,000	67,403
3.969% 11/01/47	80,000	66,258
3.999% 11/01/49	20,000	16,507
4.000% 8/15/47	20,000	16,666
4.000% 3/01/48	50,000	41,667
4.150% 10/15/28	180,000	174,398
4.250% 10/15/30	190,000	182,968
4.250% 1/15/33	20,000	18,999
4.950% 10/15/58	10,000	9,601
6.500% 11/15/35	41,000	45,900
CSC Holdings LLC
4.125% 12/01/30 (b)	210,000	146,900
4.500% 11/15/31 (b)	200,000	139,443
6.500% 2/01/29 (b)	250,000	202,009
DISH DBS Corp.
5.250% 12/01/26 (b)	120,000	96,261
5.750% 12/01/28 (b)	120,000	89,254
Fox Corp.
5.476% 1/25/39	90,000	84,070

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner Cable Enterprises LLC
8.375% 7/15/33	$20,000	$21,969
Time Warner Cable LLC
6.550% 5/01/37	50,000	47,934
6.750% 6/15/39	120,000	115,329
7.300% 7/01/38	100,000	101,907
Virgin Media Secured Finance PLC
5.500% 5/15/29 (b) (c)	210,000	189,956
Walt Disney Co.
6.200% 12/15/34	20,000	21,967
6.650% 11/15/37	50,000	57,812
		5,065,621
Mining — 0.6%
Anglo American Capital PLC
4.750% 4/10/27 (b)	230,000	222,281
Barrick North America Finance LLC
5.700% 5/30/41	80,000	81,056
5.750% 5/01/43	80,000	82,180
BHP Billiton Finance USA Ltd.
5.000% 9/30/43	100,000	100,033
First Quantum Minerals Ltd.
6.875% 10/15/27 (b)	230,000	224,365
8.625% 6/01/31 (b)	200,000	204,976
Freeport-McMoRan, Inc.
4.550% 11/14/24	10,000	9,857
4.625% 8/01/30	120,000	113,070
5.450% 3/15/43	416,000	387,896
Glencore Funding LLC
3.875% 10/27/27 (b)	90,000	83,999
4.000% 3/27/27 (b)	270,000	257,336
4.125% 3/12/24 (b)	130,000	128,431
Southern Copper Corp.
5.250% 11/08/42	450,000	430,450
		2,325,930
Miscellaneous - Manufacturing — 0.1%
3M Co.
2.375% 8/26/29 (c)	140,000	120,235
3.050% 4/15/30 (c)	60,000	54,061
3.700% 4/15/50 (c)	150,000	118,702
Eaton Corp.
4.150% 11/02/42	40,000	35,584
		328,582
Oil & Gas — 2.6%
BP Capital Markets America, Inc.
3.000% 2/24/50	320,000	223,008
3.119% 5/04/26	270,000	257,001
3.588% 4/14/27	100,000	95,630
3.633% 4/06/30	120,000	111,520
Chevron Corp.
1.995% 5/11/27	110,000	99,885
3.078% 5/11/50	20,000	14,887
Chevron USA, Inc.
3.850% 1/15/28	170,000	165,804

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
ConocoPhillips Co.
6.950% 4/15/29	$75,000	$82,501
Continental Resources, Inc.
2.268% 11/15/26 (b)	70,000	62,315
4.375% 1/15/28	130,000	122,082
5.750% 1/15/31 (b)	240,000	228,158
Coterra Energy, Inc.
3.900% 5/15/27	310,000	292,195
4.375% 3/15/29	220,000	205,269
Devon Energy Corp.
4.750% 5/15/42	10,000	8,429
5.000% 6/15/45	410,000	355,481
5.250% 10/15/27	32,000	31,517
5.600% 7/15/41	140,000	131,764
5.850% 12/15/25	120,000	120,910
5.875% 6/15/28	26,000	25,911
7.875% 9/30/31	330,000	374,479
8.250% 8/01/23	30,000	30,016
Diamondback Energy, Inc.
3.250% 12/01/26	10,000	9,395
3.500% 12/01/29	160,000	144,019
6.250% 3/15/33	1,620,000	1,675,838
Ecopetrol SA
5.875% 5/28/45	770,000	527,554
EOG Resources, Inc.
3.900% 4/01/35	200,000	179,372
4.150% 1/15/26	70,000	68,513
4.375% 4/15/30	60,000	58,670
4.950% 4/15/50	150,000	148,030
EQT Corp.
3.900% 10/01/27	280,000	258,865
6.125% STEP 2/01/25	12,000	11,933
7.000% STEP 2/01/30	50,000	52,351
Exxon Mobil Corp.
2.992% 3/19/25	260,000	250,482
3.043% 3/01/26	130,000	124,257
3.482% 3/19/30	190,000	178,205
4.114% 3/01/46	200,000	175,906
4.327% 3/19/50	20,000	18,120
Hess Corp.
7.300% 8/15/31	210,000	230,277
7.875% 10/01/29	110,000	121,234
KazMunayGas National Co. JSC
5.375% 4/24/30 (b)	200,000	185,502
Occidental Petroleum Corp.
4.400% 4/15/46	40,000	30,891
4.625% 6/15/45	80,000	61,896
6.600% 3/15/46 (c)	630,000	648,616
Petrobras Global Finance BV
5.999% 1/27/28 (c)	780,000	778,709
Petroleos Mexicanos
6.375% 1/23/45	220,000	135,124
6.625% 6/15/35	303,000	211,291
6.875% 8/04/26	160,000	149,440
Pioneer Natural Resources Co.
1.125% 1/15/26	40,000	36,020
2.150% 1/15/31	190,000	155,536

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Reliance Industries Ltd.
3.625% 1/12/52 (b)	$330,000	$235,118
Shell International Finance BV
2.750% 4/06/30	160,000	142,866
2.875% 5/10/26	130,000	123,811
3.250% 4/06/50	230,000	171,093
4.000% 5/10/46	180,000	152,871
4.550% 8/12/43	70,000	64,703
Sinopec Group Overseas Development Ltd.
4.375% 4/10/24 (b)	330,000	326,413
Southwestern Energy Co.
4.750% 2/01/32	60,000	52,880
5.375% 3/15/30	20,000	18,664
		10,953,227
Oil & Gas Services — 0.0%
Halliburton Co.
3.800% 11/15/25	2,000	1,931
4.850% 11/15/35	20,000	18,833
5.000% 11/15/45	110,000	99,529
Schlumberger Holdings Corp.
3.900% 5/17/28 (b)	31,000	29,209
		149,502
Packaging & Containers — 0.0%
Ball Corp.
3.125% 9/15/31 (c)	100,000	82,257
Pharmaceuticals — 1.4%
AbbVie, Inc.
2.600% 11/21/24	290,000	278,247
2.950% 11/21/26	260,000	242,904
3.200% 11/21/29	540,000	488,309
3.600% 5/14/25	130,000	125,671
3.800% 3/15/25	180,000	175,000
4.250% 11/21/49	20,000	17,263
4.550% 3/15/35	90,000	85,705
4.875% 11/14/48	20,000	18,900
Becton Dickinson & Co.
3.363% 6/06/24	82,000	80,214
4.685% 12/15/44	18,000	16,318
Bristol-Myers Squibb Co.
2.900% 7/26/24	206,000	200,601
3.200% 6/15/26	204,000	195,231
3.400% 7/26/29	19,000	17,648
Cigna Group
3.750% 7/15/23	161,000	160,855
4.125% 11/15/25	100,000	97,350
4.375% 10/15/28	160,000	154,712
4.800% 8/15/38	190,000	179,362
4.900% 12/15/48	100,000	93,067
CVS Health Corp.
1.875% 2/28/31	30,000	23,828
2.125% 9/15/31	140,000	112,423
3.750% 4/01/30	150,000	137,592
4.125% 4/01/40	120,000	101,127
4.250% 4/01/50	30,000	24,850

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.300% 3/25/28	$168,000	$162,022
5.050% 3/25/48	280,000	258,088
5.125% 7/20/45	100,000	92,513
CVS Pass-Through Trust
5.880% 1/10/28	51,973	50,935
6.036% 12/10/28	49,131	48,726
6.943% 1/10/30	46,778	47,669
Johnson & Johnson
0.950% 9/01/27	40,000	34,968
3.625% 3/03/37	180,000	161,976
Merck & Co., Inc.
0.750% 2/24/26	200,000	180,723
1.450% 6/24/30	120,000	97,848
2.750% 12/10/51	200,000	137,947
Pfizer, Inc.
1.700% 5/28/30	250,000	207,419
Teva Pharmaceutical Finance Netherlands BV
7.125% 1/31/25 (c)	390,000	395,238
Teva Pharmaceutical Finance Netherlands III BV
3.150% 10/01/26	900,000	806,441
6.000% 4/15/24	213,000	211,613
		5,921,303
Pipelines — 1.5%
Cameron LNG LLC
2.902% 7/15/31 (b)	40,000	34,445
3.302% 1/15/35 (b)	130,000	108,369
Cheniere Energy Partners LP
3.250% 1/31/32	170,000	139,850
El Paso Natural Gas Co. LLC
8.375% 6/15/32 (c)	289,000	330,830
Energy Transfer LP
2.900% 5/15/25	170,000	161,072
3.750% 5/15/30	410,000	369,946
4.950% 6/15/28	50,000	48,499
5.250% 4/15/29	80,000	78,099
5.300% 4/01/44	20,000	17,321
5.400% 10/01/47	40,000	35,255
6.100% 2/15/42	140,000	132,335
6.250% 4/15/49	230,000	224,636
5 yr. CMT + 5.694% 6.500% VRN (d)	50,000	45,416
5 yr. CMT + 5.134% 6.750% VRN (d)	160,000	142,403
5 yr. CMT + 5.306% 7.125% VRN (d)	150,000	127,188
3 mo. USD LIBOR + 4.028% 9.349% VRN (c) (d)	20,000	17,950
Enterprise Products Operating LLC
3.700% 1/31/51	260,000	198,909
4.150% 10/16/28	900,000	860,424
3 mo. TSFR + 2.832 5.375% VRN 2/15/78	40,000	33,091
5.700% 2/15/42	40,000	40,645
EQM Midstream Partners LP
5.500% 7/15/28	10,000	9,462
Kinder Morgan Energy Partners LP
5.500% 3/01/44	30,000	27,341
Kinder Morgan, Inc.
4.300% 3/01/28	110,000	105,132
5.200% 3/01/48	20,000	17,512
MPLX LP
4.500% 4/15/38	70,000	60,251

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.700% 4/15/48	$210,000	$172,361
4.800% 2/15/29	190,000	183,230
4.875% 12/01/24	90,000	88,700
5.500% 2/15/49	60,000	54,372
Southern Natural Gas Co. LLC
8.000% 3/01/32	148,000	170,036
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000% 12/31/30 (b)	10,000	8,810
Targa Resources Corp.
4.200% 2/01/33	60,000	53,108
4.950% 4/15/52	40,000	33,049
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	130,000	120,138
Tennessee Gas Pipeline Co. LLC
2.900% 3/01/30 (b)	160,000	136,636
Transcontinental Gas Pipe Line Co. LLC
7.850% 2/01/26	60,000	62,822
Venture Global Calcasieu Pass LLC
3.875% 11/01/33 (b)	80,000	65,511
Western Midstream Operating LP
3.350% STEP 2/01/25	240,000	229,411
4.300% STEP 2/01/30	850,000	763,171
5.500% 8/15/48	20,000	16,725
5.500% STEP 2/01/50	230,000	188,386
Williams Cos., Inc.
3.750% 6/15/27	90,000	84,933
7.500% 1/15/31	200,000	219,585
7.750% 6/15/31	350,000	387,198
		6,404,563
Real Estate Investment Trusts (REITS) — 0.4%
CTR Partnership LP/CareTrust Capital Corp.
3.875% 6/30/28 (b)	20,000	17,200
Equinix, Inc.
2.500% 5/15/31	1,641,000	1,336,094
GLP Capital LP/GLP Financing II, Inc.
5.250% 6/01/25	10,000	9,785
5.375% 4/15/26	40,000	39,157
WEA Finance LLC/Westfield U.K. & Europe Finance PLC
3.750% 9/17/24 (b)	220,000	207,749
		1,609,985
Retail — 0.9%
Costco Wholesale Corp.
1.375% 6/20/27	190,000	167,749
1.600% 4/20/30	110,000	91,577
Home Depot, Inc.
2.700% 4/15/30	70,000	62,191
3.300% 4/15/40	120,000	97,443
3.350% 4/15/50	190,000	144,996
3.900% 12/06/28	30,000	29,042
3.900% 6/15/47	40,000	33,994
Lowe's Cos., Inc.
4.500% 4/15/30	50,000	48,607
5.625% 4/15/53 (c)	2,341,000	2,339,597
McDonald's Corp.
3.300% 7/01/25	60,000	57,840

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.500% 7/01/27	$100,000	$95,198
3.600% 7/01/30	190,000	176,765
3.625% 9/01/49	40,000	31,545
3.800% 4/01/28	110,000	105,404
4.200% 4/01/50	140,000	121,094
Target Corp.
2.250% 4/15/25	110,000	104,758
Walmart, Inc.
1.500% 9/22/28	80,000	69,467
1.800% 9/22/31	40,000	33,211
		3,810,478
Semiconductors — 0.4%
Broadcom, Inc.
3.137% 11/15/35 (b)	490,000	375,852
Intel Corp.
1.600% 8/12/28	130,000	111,900
3.050% 8/12/51	90,000	60,314
3.700% 7/29/25	40,000	38,900
4.750% 3/25/50	20,000	18,077
5.125% 2/10/30	100,000	100,614
Micron Technology, Inc.
5.875% 2/09/33	130,000	129,350
5.875% 9/15/33	30,000	29,728
NVIDIA Corp.
2.850% 4/01/30	90,000	81,614
3.500% 4/01/40	240,000	205,462
3.500% 4/01/50	100,000	81,263
3.700% 4/01/60	170,000	140,155
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.700% 5/01/25	120,000	113,731
Texas Instruments, Inc.
1.750% 5/04/30	110,000	92,375
		1,579,335
Software — 0.4%
Microsoft Corp.
2.400% 8/08/26	530,000	497,402
2.525% 6/01/50	133,000	92,002
2.921% 3/17/52	107,000	79,605
3.041% 3/17/62	83,000	60,523
3.300% 2/06/27	210,000	201,946
Open Text Holdings, Inc.
4.125% 2/15/30 (b)	10,000	8,468
4.125% 12/01/31 (b) (c)	10,000	8,197
Oracle Corp.
1.650% 3/25/26	240,000	217,812
2.875% 3/25/31	310,000	264,651
2.950% 4/01/30	20,000	17,457
4.650% 5/06/30	100,000	96,620
Salesforce, Inc.
3.700% 4/11/28	50,000	48,217
		1,592,900

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 1.3%
AT&T, Inc.
1.650% 2/01/28	$250,000	$214,856
2.250% 2/01/32	20,000	15,886
2.300% 6/01/27	250,000	224,840
2.550% 12/01/33	120,000	94,257
3.500% 9/15/53	180,000	127,425
3.550% 9/15/55	323,000	226,121
3.650% 9/15/59	60,000	41,773
3.800% 12/01/57	10,000	7,240
4.350% 6/15/45	101,000	84,640
5.350% 9/01/40	40,000	38,664
5.550% 8/15/41	40,000	39,474
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738% 9/20/29 (b)	90,236	89,058
T-Mobile USA, Inc.
2.250% 2/15/26	70,000	64,320
2.250% 11/15/31	70,000	56,003
2.550% 2/15/31	130,000	108,057
2.625% 2/15/29	170,000	147,650
2.875% 2/15/31	170,000	143,694
3.000% 2/15/41	60,000	43,867
3.300% 2/15/51	20,000	14,030
3.375% 4/15/29	70,000	63,213
3.500% 4/15/25	350,000	336,503
3.500% 4/15/31	380,000	335,311
3.750% 4/15/27	50,000	47,330
3.875% 4/15/30	190,000	175,041
Telefonica Emisiones SA
5.213% 3/08/47	150,000	130,461
Verizon Communications, Inc.
1.750% 1/20/31	280,000	220,902
2.355% 3/15/32	40,000	32,171
2.550% 3/21/31	420,000	350,672
2.650% 11/20/40	260,000	180,855
2.875% 11/20/50	470,000	306,199
3.400% 3/22/41	40,000	30,872
3.850% 11/01/42	40,000	32,356
3.875% 2/08/29	130,000	121,925
4.000% 3/22/50	120,000	97,364
4.125% 8/15/46	180,000	147,960
4.329% 9/21/28	440,000	424,162
4.400% 11/01/34	270,000	249,203
4.500% 8/10/33	40,000	37,746
5.250% 3/16/37	170,000	168,337
5.500% 3/16/47	30,000	30,015
Vmed O2 U.K. Financing I PLC
4.750% 7/15/31 (b)	200,000	166,300
		5,466,753
Transportation — 0.1%
Union Pacific Corp.
2.150% 2/05/27	50,000	45,662
2.891% 4/06/36	270,000	215,267
3.750% 7/15/25	70,000	67,944
3.750% 2/05/70	150,000	113,453

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.839% 3/20/60	$120,000	$95,455
		537,781

TOTAL CORPORATE DEBT (Cost $123,981,865)		113,605,772

MUNICIPAL OBLIGATIONS — 0.0%
State of California, General Obligation
5.000% 11/01/43	50,000	50,217

TOTAL MUNICIPAL OBLIGATIONS (Cost $50,018)		50,217

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.1%
Automobile Asset-Backed Securities — 0.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class A
1.380% 8/20/27 (b)	490,000	431,170
Commercial Mortgage-Backed Securities — 2.4%
Banc of America Merrill Lynch Trust, Series 2016-GG10, Class AJA,
5.814% VRN 8/10/45 (b) (e)	379,765	91,143
Bank
Series 2017-BNK4, Class XA, 1.500% VRN 5/15/50 (e)	3,016,198	115,309
Series 2017-BNK8, Class A3, 3.229% 11/15/50	266,500	243,084
Series 2022-BNK40, Class A4, 3.507% VRN 3/15/64 (e)	270,000	233,877
Benchmark Mortgage Trust
Series 2021-B29, Class XA, 1.148% VRN 9/15/54 (e)	2,502,320	129,266
Series 2019-B13, Class A3, 2.701% 8/15/57	290,000	246,618
BPR Trust, Series 2021-TY, Class A, 1 mo. USD LIBOR + 1.050%
6.243% FRN 9/15/38 (b)	140,000	132,900
BX Commercial Mortgage Trust
Series 2021-VINO, Class A, 1 mo. USD LIBOR + .652% 5.845% FRN 5/15/38 (b)	830,000	808,232
Series 2021-21M, Class A, 1 mo. USD LIBOR + .730% 5.923% FRN 10/15/36 (b)	722,661	699,866
Series 2023-VLT2, Class E, 1 mo. USD Term SOFR + 5.871% 11.018% FRN 6/15/40 (b)	490,000	487,634
BX Trust, Series 2021-LBA, Class AV, 1 mo. USD Term SOFR + .914%
6.062% FRN 2/15/36 (b)	250,000	241,879
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class A2
3.623% 5/15/52	260,000	253,255
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class B,
4.175% VRN 7/10/47 (e)	350,000	325,232
Credit Suisse Mortgage Trust
Series 2014-USA, Class A2, 3.953% 9/15/37 (b)	190,000	163,787
Series 2014-USA, Class E, 4.373% 9/15/37 (b)	140,000	73,632
Series 2014-USA, Class F, 4.373% 9/15/37 (b)	2,440,000	981,904
Series 2022-MARK, Class A, 1 mo. USD Term SOFR + 2.695% 7.842% FRN 6/15/39 (b)	130,000	129,312
Series 2017-CHOP, Class G, 1 mo. USD LIBOR + 5.350% 10.543% FRN 7/15/32 (b)	750,000	676,409
Deutsche Bank Commercial Mortgage Trust, Series 2016-C3, Class A4
2.632% 8/10/49	125,983	113,510
GS Mortgage Securities Corp. Trust, Series 2018-SRP5, Class A, 1 mo. USD LIBOR + 1.800%
6.993% FRN 9/15/31 (b)	1,211,658	1,013,127
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class XA, 0.719% VRN 4/15/47 (e)	769,085	2,439

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-C31, Class B, 4.776% VRN 8/15/48 (e)	$160,000	$138,595
Series 2013-C17, Class B, 5.048% VRN 1/15/47 (e)	30,000	26,926
LAQ Mortgage Trust, Series 2023-LAQ, Class A, 1 mo. USD Term SOFR + 2.091%
7.238% FRN 3/15/36 (b)	121,978	121,447
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ,
6.193% VRN 9/12/49 (e)	2,891	2,799
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 1 mo. USD Term SOFR + 1.397%
6.544% FRN 3/15/39 (b)	190,000	186,458
PFP Ltd., Series 2021-8, Class A, 1 mo. USD LIBOR + 1.000%
6.158% FRN 8/09/37 (b)	454,697	441,908
Shops at Crystals Trust, Series 2016-CSTL, Class A
3.126% 7/05/36 (b)	320,000	287,389
TTAN, Series 2021-MHC, Class A, 1 mo. USD LIBOR + .850%
6.044% FRN 3/15/38 (b)	411,094	401,854
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4
3.460% 6/15/50	170,000	154,799
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A,
4.104% VRN 9/14/22 (b) (e)	28,754	28,140
Wells Fargo Commercial Mortgage Trust
Series 2019-C52, Class XA, 1.749% VRN 8/15/52 (e)	5,507,365	357,003
Series 2017-C42, Class D, 2.800% VRN 12/15/50 (b) (e)	710,000	449,625
Series 2013-LC12, Class B, 4.435% VRN 7/15/46 (e)	140,000	104,131
WFRBS Commercial Mortgage Trust
Series 2014-C24, Class B, 4.204% VRN 11/15/47 (e)	190,000	173,268
Series 2014-C24, Class C, 4.290% VRN 11/15/47 (e)	190,000	162,707
		10,199,464
Home Equity Asset-Backed Securities — 0.3%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B, 1 mo. USD LIBOR + .960%
6.110% FRN 11/25/33	1,192,719	1,155,667
GSAA Home Equity Trust, Series 2006-5, Class 2A3, 1 mo. USD LIBOR + .540%
5.690% FRN 3/25/36	302,746	151,342
		1,307,009
Manufactured Housing Asset-Backed Securities — 0.1%
Conseco Finance Corp., Series 1996-4, Class M1,
7.750% VRN 6/15/27 (e)	352,493	348,965
Other Asset-Backed Securities — 1.1%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, 1 mo. USD LIBOR + 1.070%
6.263% FRN 8/15/34 (b)	790,000	770,766
Credit Suisse European Mortgage Capital Ltd., Series 2019-1OTF, Class A1, 3 mo. USD LIBOR + 2.900%
8.199% FRN 8/09/24 (b)	930,000	898,337
Dividend Solar Loans LLC, Series 2019-1, Class A
3.670% 8/22/39 (b)	693,097	601,097
InStar Leasing III LLC, Series 2021-1A, Class A
2.300% 2/15/54 (b)	559,030	464,760
ITE Rail Fund Levered LP, Series 2021-1A, Class A
2.250% 2/28/51 (b)	696,199	591,173
Mosaic Solar Loans LLC, Series 2021-3A, Class B
1.920% 6/20/52 (b)	755,167	581,977

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Asset Investment Loan Trust, Series 2004-8, Class A9, 1 mo. USD LIBOR + 1.000%
6.150% FRN 9/25/34	$539,466	$530,546
U.S. Small Business Administration
Series 2019-25G, Class 1, 2.690% 7/01/44	193,952	167,720
Series 2019-20D, Class 1, 2.980% 4/01/39	129,874	117,875
		4,724,251
Student Loans Asset-Backed Securities — 0.3%
College Ave Student Loans LLC, Series 2019-A, Class A2
3.280% 12/28/48 (b)	229,541	208,076
Navient Private Education Refi Loan Trust, Series 2020-IA, Class A1A
1.330% 4/15/69 (b)	345,019	301,525
SMB Private Education Loan Trust
Series 2020-A, Class A2A, 2.230% 9/15/37 (b)	382,938	349,386
Series 2021-A, Class B, 2.310% 1/15/53 (b)	600,000	539,577
		1,398,564
Whole Loan Collateral Collateralized Mortgage Obligations — 1.7%
Bear Stearns Asset -Backed Securities I Trust, Series 2005-AC8, Class A3, 1 mo. USD LIBOR + 7.650%
2.500% FRN 11/25/35	628,165	111,973
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1,
5.108% VRN 7/25/62 (b) (e)	317,970	313,475
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4, 1 mo. USD LIBOR + .350%
5.500% FRN 5/25/37	1,258,721	697,789
Credit Suisse Mortgage Trust, Series 2015-4R, Class 3A3, 1 mo. USD LIBOR + .310%
4.106% FRN 10/27/36 (b)	666,285	308,844
GS Mortgage Securities Trust, Series 2014-2R, Class 3B
5.748% 11/26/37 (b)	1,220,000	1,014,600
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3,
4.000% VRN 10/25/35 (e)	44,574	24,129
HarborView Mortgage Loan Trust, Series 2006-2, Class 1A,
4.720% VRN 2/25/36 (e)	27,306	9,595
HOMES Trust, Series 2023-NQM1, Class A1,
6.182% STEP 1/25/68 (b)	495,906	490,928
JP Morgan Mortgage Trust
Series 2018-3, Class A1, 3.500% VRN 9/25/48 (b) (e)	234,027	205,827
Series 2018-4, Class A1, 3.500% VRN 10/25/48 (b) (e)	100,442	88,406
New Residential Mortgage Loan Trust
Series 2018-RPL1, Class M2, 3.500% VRN 12/25/57 (b) (e)	730,000	608,175
Series 2017-4A, Class A1, 4.000% VRN 5/25/57 (b) (e)	206,237	190,151
Onslow Bay Financial LLC
Series 2022-NQM6, Class A1, 4.700% STEP 7/25/62 (b)	500,623	482,670
Series 2023-NQM3, Class A1, 5.949% STEP 2/25/63 (b)	494,602	491,510
Prime Mortgage Trust
Series 2006-DR1, Class 1A1, 5.500% 5/25/35 (b)	2,229	2,091
Series 2006-DR1, Class 2A2, 6.000% 5/25/35 (b)	450,224	378,522
PRKCM Trust, Series 2023-AFC1, Class A1,
6.598% STEP 2/25/58 (b)	484,202	485,675
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1,
4.300% VRN 8/25/36 (e)	149,902	104,934
Structured Asset Mortgage Investments Trust, Series 2005-AR7, Class 4A1, 1 yr. MTA + 2.150%
6.126% FRN 3/25/46	93,370	81,821

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Towd Point Mortgage Trust
Series 2017-4, Class B2, 3.547% VRN 6/25/57 (b) (e)	$740,000	$590,174
Series 2022-4,Class A1, 3.750% 9/25/62 (b) (e)	393,125	360,666
		7,041,955
Whole Loan Collateral Planned Amortization Classes — 0.0%
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A6, 1 mo. USD LIBOR + 28.600%
7.998% FRN 7/25/36	40,005	34,171
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR3, Class A1B, 1 yr. MTA + 1.000%
4.976% FRN 2/25/46	438,813	372,789

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $28,968,421)		25,858,338

SOVEREIGN DEBT OBLIGATIONS — 4.5%
Argentina Government International Bonds
3.500% STEP 7/09/41	110,000	35,247
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/27 BRL (f)	3,328,000	657,219
10.000% 1/01/33 BRL (f)	3,703,000	707,434
Brazilian Government International Bonds
5.000% 1/27/45	810,000	630,529
5.625% 1/07/41	630,000	556,237
Colombia Government International Bonds
3.250% 4/22/32	430,000	317,796
4.125% 2/22/42	440,000	279,483
Indonesia Government International Bonds
5.125% 1/15/45 (b)	220,000	218,404
Indonesia Treasury Bonds
6.500% 2/15/31 IDR (f)	55,850,000,000	3,753,299
Israel Government International Bonds
2.750% 7/03/30	310,000	273,482
Kenya Government International Bonds
6.300% 1/23/34 (b)	370,000	278,545
Mexican Bonos
7.750% 11/23/34 MXN (f)	17,120,000	933,414
7.750% 11/13/42 MXN (f)	46,165,600	2,418,886
8.000% 11/07/47 MXN (f)	76,980,000	4,107,819
8.500% 5/31/29 MXN (f)	18,880,000	1,092,044
Mexico Government International Bonds
4.750% 3/08/44	730,000	623,460
Nigeria Government International Bonds
7.143% 2/23/30 (b)	210,000	175,683
Pakistan Government International Bonds
4.500% 4/01/56	350,000	262,228
Peruvian Government International Bonds
6.550% 3/14/37	210,000	235,200
Provincia de Buenos Aires/Government Bonds
5.250% STEP 9/01/37 (b)	1,920,019	729,607
Russia Federal Bonds - OFZ
6.900% 5/23/29 RUB (f)	128,828,000	71,971
7.250% 5/10/34 RUB (f)	60,500,000	226,452

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
7.700% 3/16/39 RUB (f)	$86,260,000	$322,873
		18,907,312

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $23,990,854)		18,907,312

U.S. Government Agency Obligations and Instrumentalities (g) — 34.8%
Collateralized Mortgage Obligations — 2.1%
Federal Home Loan Mortgage Corp.
Series 3422, Class AI, 0.250% STEP 1/15/38	6,568	46
Series 353, Class S1, 1 mo. USD LIBOR + 6.000% 0.807% FRN 12/15/46	196,431	17,181
Series 334, Class S7, 1 mo. USD LIBOR + 6.100% 0.907% FRN 8/15/44	82,238	8,048
Series 3621, Class SB, 1 mo. USD LIBOR + 6.230% 1.037% FRN 1/15/40	18,944	1,711
Series 4203, Class PS, 1 mo. USD LIBOR + 6.250% 1.057% FRN 9/15/42	80,420	5,516
Series 3973, Class SA, 1 mo. USD LIBOR + 6.490% 1.297% FRN 12/15/41	119,496	11,918
Series 5092, Class AP, 2.000% 4/25/41	80,868	70,245
Series 5018, Class MI, 2.000% 10/25/50	337,595	41,613
Series 5140, Class NI, 2.500% 5/25/49	266,671	35,623
Series 5010, Class IK, 2.500% 9/25/50	200,149	29,317
Series 5010, Class JI, 2.500% 9/25/50	481,820	72,490
Series 5013, Class IN, 2.500% 9/25/50	243,538	36,421
Series 5040, Class IB, 2.500% 11/25/50	143,634	19,571
Series 5059, Class IB, 2.500% 1/25/51	683,103	103,030
Series 5069, Class MI, 2.500% 2/25/51	76,411	10,716
Series 4793, Class CB, 3.000% 5/15/48	184,031	164,582
Series 4793, Class CD, 3.000% 6/15/48	117,874	105,384
Series 4813, Class CJ, 3.000% 8/15/48	100,822	92,478
Series 5224, Class HL, 4.000% 4/25/52	400,000	362,026
Series R007, Class ZA, 6.000% 5/15/36	50,700	51,924
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K741, Class X1, 0.654% VRN 12/25/27 (e)	2,988,710	60,911
Series K094, Class X1, 1.015% VRN 6/25/29 (e)	992,458	41,452
Series K743, Class X1, 1.027% VRN 5/25/28 (e)	3,993,212	150,331
Series KC05, Class X1, 1.349% VRN 6/25/27 (e)	1,518,165	41,018
Series K736, Class X1, 1.411% VRN 7/25/26 (e)	2,027,605	63,456
Series K115, Class X1, 1.428% VRN 6/25/30 (e)	996,724	70,883
Series K110, Class X1, 1.813% VRN 4/25/30 (e)	1,293,552	111,032
Series K143, Class A2, 2.350% 3/25/32	100,000	84,571
Series K751, Class A2, 4.412% 3/25/30	100,000	98,771
Series 2019-KF58, Class B, 1 mo. USD LIBOR + 2.150% 7.343% FRN 1/25/26 (b)	506,574	497,615
Federal Home Loan Mortgage Corp. REMICS
Series 5085, Class NI, 2.000% 3/25/51	605,413	70,744
Series 4391, Class MZ, 3.000% 9/15/44	259,950	224,678
Federal National Mortgage Association
Series 2005-88, Class IP, 0.092% FRN 10/25/35 (e)	19,530	1,356
Series 2006-88, Class IP, 0.255% VRN 3/25/36 (e)	23,534	1,448
Series 2013-124, Class SB, 1 mo. USD LIBOR + 5.950% 0.800% FRN 12/25/43	192,442	17,732
Series 2006-59, Class IP, 0.932% FRN 7/25/36 (e)	52,912	2,618
Series 2016-61, Class BS, 1 mo. USD LIBOR + 6.100% 0.950% FRN 9/25/46	67,594	3,896
Series 2017-76, Class SB, 1 mo. USD LIBOR + 6.100% 0.950% FRN 10/25/57	418,585	41,533
Series 2012-133, Class CS, 1 mo. USD LIBOR + 6.150% 1.000% FRN 12/25/42	60,111	7,954

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2012-134, Class SK, 1 mo. USD LIBOR + 6.150% 1.000% FRN 12/25/42	$112,747	$12,970
Series 2013-54, Class BS, 1 mo. USD LIBOR + 6.150% 1.000% FRN 6/25/43	142,480	14,838
Series 2017-85, Class SC, 1 mo. USD LIBOR + 6.200% 1.050% FRN 11/25/47	117,309	9,130
Series 2012-35, Class SC, 1 mo. USD LIBOR + 6.500% 1.350% FRN 4/25/42	53,817	5,996
Series 2011-87, Class SG, 1 mo. USD LIBOR + 6.550% 1.400% FRN 4/25/40	39,264	446
Series 2011-96, Class SA, 1 mo. USD LIBOR + 6.550% 1.400% FRN 10/25/41	116,093	8,178
Series 2012-74, Class SA, 1 mo. USD LIBOR + 6.650% 1.500% FRN 3/25/42	28,436	1,563
Series 2021-65, Class JA, 2.000% 1/25/46	76,353	65,023
Series 2020-57, Class 57, 2.000% 4/25/50	208,835	177,413
Series 2020-47, Class GZ, 2.000% 7/25/50	318,535	188,093
Series 2020-97, Class AI, 2.000% 1/25/51	176,941	22,262
Series 2020-56, Class DI, 2.500% 8/25/50	390,170	56,341
Series 2020-74, Class EI, 2.500% 10/25/50	152,173	22,872
Series 2020-89, Class DI, 2.500% 12/25/50	1,063,202	157,968
Series 2021-3, Class QI, 2.500% 2/25/51	719,484	108,432
Series 409, Class C2, 3.000% 4/25/27	31,186	1,084
Series 2012-118, Class VZ, 3.000% 11/25/42	135,914	122,014
Series 409, Class C13, 3.500% 11/25/41	48,169	6,966
Series 409, Class C18, 4.000% 4/25/42	55,366	9,376
Series 409, Class C22, 4.500% 11/25/39	36,275	6,204
Series 2006-118, Class IP1, 5.371% FRN 12/25/36 (e)	47,963	3,630
Series 2011-59, Class NZ, 5.500% 7/25/41	238,622	243,171
Series 2013-9, Class CB, 5.500% 4/25/42	195,049	196,836
Series 2006-118, Class IP2, 5.708% FRN 12/25/36 (e)	37,959	2,480
Series 2012-46, Class BA, 6.000% 5/25/42	50,153	51,178
Series 2012-28, Class B, 6.500% 6/25/39	2,679	2,695
Series 2013-9, Class BC, 6.500% 7/25/42	57,929	60,815
Series 2012-51, Class B, 7.000% 5/25/42	40,614	42,893
Federal National Mortgage Association Grantor Trust Series 2017-T1, Class A 2.898% 6/25/27	99,300	92,089
Federal National Mortgage Association REMICS Series 2014-6, Class Z 2.500% 2/25/44	253,025	212,795
Federal National Mortgage Association-ACES
Series 2020-M36, Class X1, 1.541% VRN 9/25/34 (e)	1,156,653	91,454
Series 2019-M19, Class A2, 2.560% 9/25/29	433,630	385,005
Government National Mortgage Association
Series 2017-H20, Class IB, 0.153% VRN 10/20/67 (e)	52,949	2,028
Series 2017-H18, Class BI, 0.163% VRN 9/20/67 (e)	2,618,524	111,379
Series 2012-144, Class IO, 0.325% VRN 1/16/53 (e)	2,064,567	13,065
Series 2012-135, Class IO, 0.340% VRN 1/16/53 (e)	2,257,698	30,998
Series 2014-186, Class IO, 0.373% VRN 8/16/54 (e)	341,339	3,008
Series 2014-22, Class IA, 0.475% FRN 11/20/42 (e)	17,455	648
Series 2017-41, Class IO, 0.593% VRN 7/16/58 (e)	512,310	15,209
Series 2021-60, Class IO, 0.826% VRN 5/16/63 (e)	2,273,633	140,352
Series 2016-135, Class SB, 1 mo. USD LIBOR + 6.100% 0.942% FRN 10/16/46	99,127	13,106
Series 2016-21, Class ST, 1 mo. USD LIBOR + 6.150% 1.004% FRN 2/20/46	54,568	5,563
Series 2010-85, Class HS, 1 mo. USD LIBOR + 6.650% 1.504% FRN 1/20/40	3,137	16
Series 2012-H27, Class AI, 1.732% VRN 10/20/62 (e)	255,912	7,592

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-H15, Class KI, 1.763% VRN 7/20/67 (e)	$104,514	$5,178
Series 2022-3, Class B, 1.850% 2/16/61	200,000	113,992
Series 2020-181, Class WI, 2.000% 12/20/50	1,289,898	137,976
Series 2021-188, Class PA, 2.000% 10/20/51	518,310	433,142
Series 2023-92, Class AH, 2.000% 6/16/64	700,000	555,736
Series 2020-123, Class NI, 2.500% 8/20/50	389,419	50,429
Series 2020-123, Class IL, 2.500% 8/20/50	151,568	19,293
Series 2020-127, Class IN, 2.500% 8/20/50	154,041	20,044
Series 2020-129, Class IE, 2.500% 9/20/50	158,945	20,748
Series 2020-160, Class IH, 2.500% 10/20/50	162,926	21,967
Series 2020-160, Class YI, 2.500% 10/20/50	638,238	83,906
Series 2020-160, Class VI, 2.500% 10/20/50	238,232	32,026
Series 2022-115, Class MI, 2.500% 5/20/51	245,652	25,477
Series 2022-189, Class PT, 2.500% 10/20/51	290,036	241,642
Series 2013-107, Class AD, 2.841% VRN 11/16/47 (e)	151,113	138,029
Series 2022-196, Class BE, 3.000% VRN 10/16/64 (e)	200,000	146,025
Series 2022-220, Class E, 3.000% VRN 10/16/64 (e)	100,000	75,060
Series 2013-53, Class OI, 3.500% 4/20/43	279,670	29,415
Series 2020-47, Class MI, 3.500% 4/20/50	259,114	43,745
Series 2020-47, Class NI, 3.500% 4/20/50	71,855	12,246
Series 2014-176, Class IA, 4.000% 11/20/44	34,840	5,815
Series 2015-167, Class OI, 4.000% 4/16/45	44,572	7,694
Series 2020-H13, Class FC, 1 mo. USD LIBOR + .450% 4.389% FRN 7/20/70	49,454	48,451
Series 2020-H13, Class FA, 1 mo. USD LIBOR + .450% 4.423% FRN 7/20/70	129,593	126,849
Series 2016-84, Class IG, 4.500% 11/16/45	203,740	36,829
Series 2020-H09, Class FL, 1 mo. USD LIBOR + 1.150% 4.855% FRN 5/20/70	373,707	371,385
Series 2018-H07, Class FD, 1 mo. USD LIBOR + .300% 5.394% FRN 5/20/68	193,314	191,664
Series 2010-H28, Class FE, 1 mo. USD LIBOR + .400% 5.494% FRN 12/20/60	62,357	61,948
Series 2011-H08, Class FG, 1 mo. USD LIBOR + .480% 5.574% FRN 3/20/61	54,737	54,434
Series 2011-H09, Class AF, 1 mo. USD LIBOR + .500% 5.594% FRN 3/20/61	31,389	31,226
Series 2020-H09, Class NF, 1 mo. USD LIBOR + 1.250% 6.344% FRN 4/20/70	110,498	110,908
		8,810,292
Pass-Through Securities — 32.1%
Federal Home Loan Mortgage Corp.
Pool #RB5084 1.500% 11/01/40	302,773	250,991
Pool #RB5110 1.500% 5/01/41	673,361	555,885
Pool #RB5117 1.500% 7/01/41	513,098	421,658
Pool #RA4537 1.500% 2/01/51	85,503	66,337
Pool #RB5125 2.000% 9/01/41	857,176	728,789
Pool #RB5131 2.000% 10/01/41	87,004	73,864
Pool #RB5138 2.000% 12/01/41 (h)	177,616	150,791
Pool #SC0313 2.000% 1/01/42	761,166	642,877
Pool #QK1354 2.000% 2/01/42	89,738	75,792
Pool #RB5145 2.000% 2/01/42	272,494	230,147
Pool #SC0384 2.000% 4/01/42	397,449	337,919
Pool #RB5153 2.000% 4/01/42	92,745	78,332
Pool #SC0319 2.000% 4/01/42 (h)	94,977	80,633
Pool #QB4985 2.000% 11/01/50	75,410	62,065
Pool #RA3882 2.000% 11/01/50	317,983	261,115

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #QB9087 2.000% 2/01/51	$370,867	$306,974
Pool #QB8602 2.000% 2/01/51	76,094	63,009
Pool #QB9482 2.000% 3/01/51	76,550	63,099
Pool #QC0041 2.000% 3/01/51	76,248	62,850
Pool #QC0160 2.000% 3/01/51	67,389	55,716
Pool #QC0161 2.000% 3/01/51	79,723	65,714
Pool #QB9290 2.000% 3/01/51	249,644	206,401
Pool #SD0573 2.000% 4/01/51	143,932	119,000
Pool #QC0885 2.000% 4/01/51	83,217	68,803
Pool #QC1164 2.000% 4/01/51	74,257	61,371
Pool #SD8146 2.000% 5/01/51	1,177,401	961,682
Pool #SD8172 2.000% 10/01/51	270,357	220,823
Pool #QD2129 2.000% 11/01/51	1,009,499	824,227
Pool #SD0745 2.000% 11/01/51	87,815	72,439
Pool #840698 5 yr. CMT + 1.285% 2.104% FRN 3/01/47	17,943	16,542
Pool #RB5149 2.500% 3/01/42	90,980	79,779
Pool #SD7521 2.500% 7/01/50	272,385	234,509
Pool #SD7525 2.500% 10/01/50	142,864	122,999
Pool #QB5092 2.500% 11/01/50	149,440	128,496
Pool #QB5093 2.500% 11/01/50	76,598	65,720
Pool #RA3913 2.500% 11/01/50	441,367	379,649
Pool #RA4142 2.500% 12/01/50	74,166	63,772
Pool #SD8129 2.500% 2/01/51	66,130	56,304
Pool #QC0165 2.500% 3/01/51	75,525	64,988
Pool #QC5830 2.500% 8/01/51	173,919	149,002
Pool #QC6551 2.500% 9/01/51	86,000	73,625
Pool #QC7411 2.500% 9/01/51	89,800	76,794
Pool #QC9443 2.500% 10/01/51	179,711	152,728
Pool #SD1751 2.500% 10/01/51	189,162	161,824
Pool #SD0777 2.500% 11/01/51	89,138	75,953
Pool #SD7548 2.500% 11/01/51	883,796	757,726
Pool #QD1850 2.500% 12/01/51	87,296	74,189
Pool #SD7552 2.500% 1/01/52	271,387	231,911
Pool #SD0849 2.500% 1/01/52	89,279	76,377
Pool #RA6562 2.500% 1/01/52	174,394	150,117
Pool #QD6079 2.500% 2/01/52	91,365	78,161
Pool #QD8675 2.500% 3/01/52	90,963	77,760
Pool #SD1749 2.500% 4/01/52	285,510	243,801
Pool #SD7554 2.500% 4/01/52	1,197,259	1,024,229
Pool #841077 1 yr. USD LIBOR + 1.619% 2.874% FRN 11/01/47	114,485	108,359
Pool #ZT1257 3.000% 1/01/46	140,082	126,999
Pool #G67701 3.000% 10/01/46	557,602	503,239
Pool #G60985 3.000% 5/01/47	1,110,698	1,001,024
Pool #SD7509 3.000% 11/01/49	47,380	42,355
Pool #QC9154 3.000% 10/01/51	92,097	81,811
Pool #SD0781 3.000% 11/01/51	84,405	74,418
Pool #QD7333 3.000% 2/01/52	92,760	82,016
Pool #841076 1 yr. USD LIBOR + 1.628% 3.006% FRN 11/01/48	438,445	411,756
Pool #841081 1 yr. USD LIBOR + 1.621% 3.098% FRN 2/01/50	184,161	174,284
Pool #ZS9316 3.500% 1/01/38	256,876	243,767
Pool #Q41209 3.500% 6/01/46	117,425	109,395
Pool #SD1549 3.500% 4/01/52	283,375	258,708
Pool #SD8214 3.500% 5/01/52	281,335	256,472
Pool #SD1936 3.500% 6/01/52	291,350	265,966
Pool #Q19135 4.000% 6/01/43	23,147	22,332
Pool #Q19236 4.000% 6/01/43	15,104	14,501
Pool #Q19985 4.000% 7/01/43	631,455	609,229
Pool #Q19615 4.000% 7/01/43	21,819	21,051

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #C09071 4.000% 2/01/45	$121,155	$115,792
Pool #G67713 4.000% 6/01/48	459,397	440,643
Pool #SD2866 4.000% 7/01/49	99,019	94,466
Pool #SD2549 4.000% 7/01/52	96,057	91,339
Pool #SD7560 4.000% 2/01/53	293,891	278,586
Pool #U92272 4.500% 12/01/43	2,407	2,365
Pool #SD2792 4.500% 3/01/47	97,397	95,709
Pool #Q49177 4.500% 6/01/47	47,575	46,684
Pool #SD1143 4.500% 9/01/50	84,758	82,624
Pool #SD0615 4.500% 1/01/51	89,109	86,838
Pool #SD1807 4.500% 7/01/52	96,940	93,613
Pool #SD8245 4.500% 9/01/52	2,822,360	2,712,259
Pool #SD2190 4.500% 10/01/52	97,428	93,627
Pool #SD8257 4.500% 10/01/52	1,996,712	1,918,819
Pool #SD2443 4.500% 10/01/52	98,788	94,996
Pool #QF3201 4.500% 11/01/52	98,020	94,226
Pool #SD1775 4.500% 11/01/52	193,259	186,324
Pool #SD2251 4.500% 11/01/52	99,078	95,213
Pool #SD2394 4.500% 11/01/52	98,834	95,009
Pool #QF3213 4.500% 11/01/52	95,716	92,213
Pool #SD2355 4.500% 12/01/52	96,939	93,188
Pool #SD1305 5.000% 7/01/52	422,190	415,654
Pool #QF5465 5.000% 12/01/52	98,167	96,463
Pool #SD2374 5.000% 1/01/53	98,597	96,886
Pool #SD2395 5.000% 1/01/53	95,567	93,789
Pool #SD2591 5.000% 3/01/53	196,464	193,300
Pool #RA8790 5.000% 4/01/53	199,536	195,636
Pool #G06875 5.500% 12/01/38	4,134	4,201
Pool #SD8268 5.500% 11/01/52	6,623,157	6,600,582
Pool #SD2138 5.500% 1/01/53	98,021	97,895
Pool #SD2723 5.500% 3/01/53	99,573	99,638
Pool #SD2511 5.500% 4/01/53	99,498	99,273
Pool #QF9985 5.500% 4/01/53	98,532	98,161
Pool #QG1295 5.500% 4/01/53	99,803	99,513
Pool #SD2762 5.500% 5/01/53	198,037	197,733
Pool #SD2756 5.500% 5/01/53	98,098	97,889
Pool #SD2284 6.000% 12/01/52	190,921	193,684
Pool #QF4924 6.000% 12/01/52	96,334	98,175
Pool #G06669 6.500% 9/01/39	8,102	8,456
Pool #G07509 6.500% 9/01/39	7,588	7,964
Pool #QF6690 6.500% 1/01/53	94,180	96,319
Pool #SD2452 6.500% 2/01/53	97,290	99,830
Pool #RA8904 6.500% 4/01/53	197,320	202,410
Pool #RA9081 6.500% 5/01/53	99,881	102,926
Pool #G07335 7.000% 3/01/39	17,291	18,509
Federal National Mortgage Association
Pool #MA4519 1.500% 1/01/42	90,938	74,305
Pool #MA4236 1.500% 1/01/51	168,223	130,516
Pool #MA4280 1.500% 3/01/51	299,207	232,140
Pool #MA4474 2.000% 11/01/41	87,670	74,429
Pool #MA4501 2.000% 12/01/41	177,851	150,990
Pool #MA4540 2.000% 2/01/42	90,297	76,265
Pool #FS4613 2.000% 5/01/42	99,317	84,441
Pool #BQ3331 2.000% 8/01/50	77,745	63,744
Pool #BQ0254 2.000% 8/01/50	68,183	56,458
Pool #BQ1528 2.000% 9/01/50	68,780	56,952
Pool #CA7023 2.000% 9/01/50	150,150	123,437
Pool #BQ4926 2.000% 10/01/50	150,782	123,627

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #CA7224 2.000% 10/01/50	$149,279	$122,722
Pool #CA7225 2.000% 10/01/50	76,028	62,502
Pool #MA4208 2.000% 12/01/50	76,594	62,705
Pool #MA4237 2.000% 1/01/51	156,848	128,405
Pool #BR4052 2.000% 2/01/51	79,626	65,436
Pool #CA8779 2.000% 2/01/51	246,587	201,793
Pool #BR2644 2.000% 2/01/51	71,131	58,632
Pool #BR2664 2.000% 2/01/51	284,505	235,491
Pool #BR3500 2.000% 2/01/51	61,487	50,337
Pool #BR3256 2.000% 2/01/51	72,182	59,837
Pool #CA9220 2.000% 2/01/51	420,134	343,815
Pool #MA4255 2.000% 2/01/51	79,492	65,076
Pool #BR2641 2.000% 2/01/51	75,155	62,207
Pool #BR2643 2.000% 2/01/51	73,828	61,040
Pool #BR3257 2.000% 2/01/51	76,204	63,099
Pool #BR3286 2.000% 3/01/51	76,228	63,095
Pool #BR4722 2.000% 3/01/51	73,771	60,808
Pool #BR4753 2.000% 3/01/51	81,412	67,386
Pool #BR4756 2.000% 3/01/51	71,892	59,259
Pool #BR5487 2.000% 3/01/51	79,296	65,362
Pool #BR5587 2.000% 3/01/51	82,422	68,145
Pool #BR5633 2.000% 3/01/51	82,849	68,291
Pool #FM6343 2.000% 3/01/51	82,917	68,347
Pool #BQ9453 2.000% 3/01/51	167,708	138,658
Pool #FM6418 2.000% 3/01/51	82,168	68,012
Pool #BR7745 2.000% 4/01/51	73,850	61,035
Pool #BR7744 2.000% 4/01/51	76,453	63,186
Pool #BR8478 2.000% 4/01/51	80,659	66,662
Pool #BR8518 2.000% 4/01/51	76,443	63,178
Pool #FM9441 2.000% 4/01/51	86,606	70,900
Pool #MA4305 2.000% 4/01/51	499,936	409,276
Pool #MA4325 2.000% 5/01/51	679,860	555,298
Pool #FS4269 2.000% 10/01/51	196,019	161,575
Pool #FM9489 2.000% 11/01/51	181,205	148,345
Pool #BU2591 2.000% 12/01/51	93,086	75,973
Pool #FS0349 2.000% 1/01/52	183,941	151,102
Pool #FS1014 2.000% 2/01/52	90,242	74,272
Pool #FS1015 2.000% 2/01/52	274,815	225,752
Pool #FS4314 2.000% 3/01/52	97,954	80,466
Pool #FS1112 2.000% 3/01/52	184,381	152,155
Pool #MA2749 2.500% 9/01/36	40,466	37,002
Pool #FM3123 2.500% 3/01/38	391,774	357,742
Pool #CA9358 2.500% 3/01/41	79,666	70,430
Pool #CB0100 2.500% 4/01/41	163,896	144,896
Pool #MA4571 2.500% 3/01/42	90,325	79,204
Pool #MA4587 2.500% 4/01/42	91,924	80,349
Pool #FS4471 2.500% 9/01/42	98,756	86,598
Pool #BK2620 2.500% 6/01/50	63,141	54,223
Pool #MA4120 2.500% 9/01/50	56,479	48,069
Pool #FM5313 2.500% 10/01/50	82,112	70,361
Pool #FM4577 2.500% 10/01/50	199,196	170,906
Pool #BM6623 2.500% 10/01/50	92,185	75,909
Pool #CA7257 2.500% 10/01/50	76,612	65,779
Pool #BQ5876 2.500% 11/01/50	80,470	69,041
Pool #FM6460 2.500% 3/01/51	153,565	131,755
Pool #MA4306 2.500% 4/01/51	77,162	65,552
Pool #FS1111 2.500% 5/01/51	89,199	75,890
Pool #CB0458 2.500% 5/01/51	888,579	754,884

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FM7675 2.500% 6/01/51	$212,368	$182,074
Pool #FM7676 2.500% 6/01/51	85,535	73,173
Pool #FM7900 2.500% 7/01/51	165,064	141,209
Pool #BT5574 2.500% 8/01/51	83,751	71,035
Pool #BT3303 2.500% 8/01/51	85,710	73,430
Pool # FS0024 2.500% 9/01/51	79,958	68,902
Pool #FM9195 2.500% 10/01/51	261,651	222,365
Pool #FM8864 2.500% 10/01/51	168,687	144,413
Pool #FM9335 2.500% 10/01/51	88,821	75,402
Pool #FS0434 2.500% 11/01/51	87,550	75,389
Pool #FS1104 2.500% 11/01/51	87,198	74,814
Pool #BU2599 2.500% 1/01/52	88,881	76,035
Pool #FS0366 2.500% 1/01/52	89,401	77,039
Pool #FS0424 2.500% 1/01/52	89,089	76,158
Pool #FS0551 2.500% 2/01/52	90,822	77,640
Pool #FS0549 2.500% 2/01/52	275,291	234,904
Pool #BU1322 2.500% 2/01/52	91,904	78,220
Pool #BV3089 2.500% 2/01/52	88,897	75,993
Pool #FS0523 2.500% 2/01/52	91,163	77,789
Pool #FS3368 2.500% 3/01/52	772,614	659,265
Pool #CB3044 2.500% 3/01/52	93,953	80,169
Pool #CB3031 2.500% 3/01/52	182,758	155,089
Pool #FS1626 2.500% 4/01/52	93,795	79,976
Pool #BF0560 2.500% 9/01/61	91,345	75,703
Pool #AM8674 2.810% 4/01/25	50,000	47,917
Pool #MA2320 3.000% 7/01/35	37,111	34,833
Pool #MA2523 3.000% 2/01/36	250,087	234,426
Pool #MA2579 3.000% 4/01/36	181,863	170,475
Pool #MA2773 3.000% 10/01/36	524,349	491,186
Pool #MA4632 3.000% 6/01/42	187,397	168,576
Pool #AQ7306 3.000% 1/01/43	24,373	21,784
Pool #AR1202 3.000% 1/01/43	31,684	28,259
Pool #AR7399 3.000% 6/01/43	18,227	16,488
Pool #AS0038 3.000% 7/01/43	40,600	36,725
Pool #AU6735 3.000% 10/01/43	25,448	23,019
Pool #BC1509 3.000% 8/01/46	33,292	29,886
Pool #AS7844 3.000% 9/01/46	57,525	51,640
Pool #BC2817 3.000% 9/01/46	43,197	38,777
Pool #BD8104 3.000% 10/01/46	160,032	144,109
Pool #AL9397 3.000% 10/01/46	67,065	60,204
Pool #BM1565 3.000% 4/01/47	619,969	558,091
Pool #FM8576 3.000% 2/01/50	75,643	67,644
Pool #FM4311 3.000% 8/01/50	70,987	62,970
Pool #CA7531 3.000% 10/01/50	75,403	67,312
Pool #FM8577 3.000% 8/01/51	159,256	142,116
Pool #FS0037 3.000% 8/01/51	77,108	68,834
Pool #FM8648 3.000% 9/01/51	81,574	72,311
Pool #CB1878 3.000% 10/01/51	174,290	153,790
Pool #FM9464 3.000% 11/01/51	167,956	149,513
Pool #FS0034 3.000% 12/01/51	88,018	78,456
Pool #CB2664 3.000% 1/01/52	544,742	480,456
Pool #BU1421 3.000% 1/01/52	180,325	159,946
Pool #FS1171 3.000% 1/01/52	443,450	391,291
Pool # FS0240 3.000% 1/01/52	87,130	77,671
Pool #FS0331 3.000% 1/01/52	90,268	79,841
Pool #FS1289 3.000% 3/01/52	89,627	80,142
Pool #FS0957 3.000% 3/01/52	184,720	162,690
Pool #FS1374 3.000% 3/01/52	183,381	161,697

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool # FS1074 3.000% 3/01/52	$450,243	$401,330
Pool #CB3833 3.000% 6/01/52	93,736	82,806
Pool #BL2454 3.160% 5/01/29	85,044	79,122
Pool #BS5734 3.345% 6/01/32	100,000	92,246
Pool #MA2110 3.500% 12/01/34	55,224	52,682
Pool #MA2138 3.500% 1/01/35	28,248	26,947
Pool #FM5754 3.500% 3/01/37	48,459	46,167
Pool #890827 3.500% 12/01/37	39,743	37,652
Pool #FM0068 3.500% 2/01/40	200,074	188,739
Pool #FM0071 3.500% 2/01/40	40,259	37,978
Pool #MA1177 3.500% 9/01/42	16,302	15,044
Pool #MA1213 3.500% 10/01/42	100,369	92,625
Pool #AL3026 3.500% 12/01/42	31,443	29,296
Pool #AS6541 3.500% 1/01/46	83,459	77,713
Pool #AL9546 3.500% 11/01/46	162,789	152,040
Pool #MA3210 3.500% 12/01/47	273,910	252,913
Pool #FS5059 3.500% 11/01/48	900,000	834,946
Pool #FM3773 3.500% 11/01/48	367,913	340,630
Pool #FM7100 3.500% 6/01/50	59,677	55,219
Pool #FS1240 3.500% 12/01/51	87,386	80,095
Pool #FS1237 3.500% 12/01/51	86,579	79,996
Pool #FS1462 3.500% 1/01/52	89,071	82,299
Pool #CB2680 3.500% 1/01/52	87,826	80,510
Pool #FS1118 3.500% 3/01/52	88,070	80,403
Pool #FS1092 3.500% 4/01/52	273,475	250,300
Pool #FS1454 3.500% 4/01/52	93,008	85,106
Pool #FS1555 3.500% 4/01/52	93,354	85,512
Pool #CB3282 3.500% 4/01/52	183,121	167,166
Pool #FS2707 3.500% 4/01/52	189,186	172,718
Pool #BV5395 3.500% 4/01/52	88,237	81,349
Pool #FS1556 3.500% 5/01/52	369,106	340,552
Pool #BV8546 3.500% 5/01/52	90,867	83,745
Pool #FS3339 3.500% 6/01/52	288,547	263,407
Pool #BS6565 3.740% 9/01/32	100,000	94,691
Pool #BS6215 3.840% 7/01/32	100,000	95,578
Pool #BS6131 3.890% 7/01/32	300,000	280,695
Pool #BS6949 3.980% 10/01/32	200,000	189,686
Pool #AK8441 4.000% 4/01/42	13,190	12,656
Pool #AO2711 4.000% 5/01/42	9,946	9,540
Pool #AO6086 4.000% 6/01/42	20,833	19,981
Pool #AP0692 4.000% 7/01/42	14,309	13,734
Pool #AP5333 4.000% 7/01/42	143,235	137,357
Pool #AP2530 4.000% 8/01/42	15,178	14,561
Pool #AP4903 4.000% 9/01/42	24,364	23,377
Pool #AP7399 4.000% 9/01/42	35,845	34,375
Pool #AP9766 4.000% 10/01/42	58,602	55,569
Pool #AP9229 4.000% 10/01/42	8,324	7,982
Pool #MA1217 4.000% 10/01/42	72,476	68,758
Pool #AQ3599 4.000% 11/01/42	16,051	15,394
Pool #MA1253 4.000% 11/01/42	44,981	42,671
Pool #AQ7003 4.000% 12/01/42	26,644	25,564
Pool #AQ4555 4.000% 12/01/42	27,712	26,577
Pool #AQ7082 4.000% 1/01/43	36,269	34,795
Pool #AL3508 4.000% 4/01/43	24,106	23,121
Pool #AT8394 4.000% 6/01/43	24,072	23,198
Pool #AB9683 4.000% 6/01/43	33,174	31,816
Pool #AQ4078 4.000% 6/01/43	21,630	20,758
Pool #AQ4080 4.000% 6/01/43	15,839	15,197

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AT9637 4.000% 7/01/43	$65,794	$63,201
Pool #AT9653 4.000% 7/01/43	49,906	48,095
Pool #AT9657 4.000% 7/01/43	39,175	37,594
Pool #AS0070 4.000% 8/01/43	23,008	22,043
Pool #MA1547 4.000% 8/01/43	23,010	22,045
Pool #FM3049 4.000% 4/01/44	210,758	202,120
Pool #AS4347 4.000% 1/01/45	38,236	36,729
Pool #CA2472 4.000% 10/01/48	88,265	83,682
Pool #CA5371 4.000% 3/01/50	113,114	106,790
Pool #FS4645 4.000% 11/01/51	98,157	92,348
Pool #FM9413 4.000% 11/01/51	70,632	66,452
Pool #FS4108 4.000% 12/01/51	98,942	93,147
Pool #CB3320 4.000% 4/01/52	373,875	352,768
Pool #CB3384 4.000% 4/01/52	86,099	80,889
Pool #MA4626 4.000% 6/01/52	15,123,645	14,203,683
Pool #FS2442 4.000% 7/01/52	191,099	180,191
Pool #BF0104 4.000% 2/01/56	77,164	72,940
Pool #BF0183 4.000% 1/01/57	42,773	40,431
Pool #BF0191 4.000% 6/01/57	72,884	68,622
Pool #BS6124 4.060% 7/01/32	100,000	95,018
Pool #BS8715 4.320% 6/01/33	100,000	100,015
Pool #BS8162 4.480% 5/01/33	100,000	99,585
Pool #MA0706 4.500% 4/01/31	9,267	9,117
Pool #MA0734 4.500% 5/01/31	32,198	31,679
Pool #MA0776 4.500% 6/01/31	10,894	10,719
Pool #MA0913 4.500% 11/01/31	8,449	8,324
Pool #MA0939 4.500% 12/01/31	8,371	8,246
Pool #AA0856 4.500% 1/01/39	6,291	6,176
Pool #AA3495 4.500% 2/01/39	4,904	4,809
Pool #935520 4.500% 8/01/39	9,435	9,258
Pool #AD5481 4.500% 5/01/40	233,851	229,627
Pool #AD6914 4.500% 6/01/40	26,893	26,404
Pool #AD8685 4.500% 8/01/40	80,587	79,032
Pool #MA1591 4.500% 9/01/43	42,846	42,048
Pool #AL4341 4.500% 10/01/43	2,393	2,357
Pool #MA1629 4.500% 10/01/43	38,944	38,219
Pool #MA1664 4.500% 11/01/43	18,365	18,023
Pool #MA1711 4.500% 12/01/43	40,650	39,893
Pool #AL4741 4.500% 1/01/44	16,954	16,638
Pool #AW0318 4.500% 2/01/44	45,568	44,876
Pool #AL5562 4.500% 4/01/44	7,833	7,714
Pool #890604 4.500% 10/01/44	182,191	179,596
Pool #AS4271 4.500% 1/01/45	22,261	22,056
Pool #CA2047 4.500% 7/01/48	163,044	159,550
Pool #FM1263 4.500% 7/01/49	41,401	40,335
Pool #FS4480 4.500% 3/01/50	97,343	95,865
Pool #CA5379 4.500% 3/01/50	169,871	165,766
Pool #MA4031 4.500% 5/01/50	70,048	68,267
Pool #FS0067 4.500% 9/01/51	71,786	69,732
Pool #MA4733 4.500% 9/01/52	4,063,740	3,905,211
Pool #FS2914 4.500% 9/01/52	95,612	92,420
Pool #FS3835 4.500% 11/01/52	96,749	93,308
Pool #BX2186 4.500% 11/01/52	97,896	94,106
Pool #FS3813 4.500% 11/01/52	95,419	91,756
Pool #FS3977 4.500% 11/01/52	97,593	93,816
Pool #FS3836 4.500% 1/01/53	96,121	92,401
Pool #CB5892 4.500% 3/01/53	97,434	93,663
Pool #CB6030 4.500% 4/01/53	99,534	95,683

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BF0148 4.500% 4/01/56	$339,657	$331,037
Pool #BF0222 4.500% 9/01/57	362,272	350,093
Pool #BF0301 4.500% 8/01/58	37,922	36,623
Pool #BF0338 4.500% 1/01/59	89,370	86,030
Pool #310088 5.000% 6/01/38	17,928	17,948
Pool #FS4570 5.000% 12/01/47	194,736	194,536
Pool #CB3880 5.000% 6/01/52	92,647	91,444
Pool #BW0048 5.000% 7/01/52	91,288	89,660
Pool #MA4785 5.000% 10/01/52	1,562,552	1,532,504
Pool #MA4806 5.000% 11/01/52	8,709,939	8,542,443
Pool #FS3978 5.000% 1/01/53	97,527	95,712
Pool #FS3941 5.000% 2/01/53	99,529	97,801
Pool #FS4308 5.000% 4/01/53	95,958	94,083
Pool #995072 5.500% 8/01/38	10,068	10,288
Pool #FS3672 5.500% 2/01/53	196,646	196,393
Pool #FS4166 5.500% 4/01/53	99,440	99,064
Pool #CB6322 5.500% 5/01/53	99,218	99,283
Pool #FS4805 5.500% 5/01/53	99,863	99,931
Pool #BF0141 5.500% 9/01/56	376,995	387,609
Pool #481473 6.000% 2/01/29	9	9
Pool #867557 6.000% 2/01/36	1,320	1,332
Pool #FS4000 6.000% 7/01/41	95,030	97,449
Pool #FS3411 6.000% 1/01/53	93,035	94,295
Pool #FS4573 6.000% 5/01/53	197,334	200,191
Pool #AL4324 6.500% 5/01/40	49,916	52,361
Pool #CB5497 6.500% 1/01/53	94,965	97,859
Pool #BX7702 6.500% 2/01/53	95,231	97,420
Pool #AE0758 7.000% 2/01/39	26,553	28,341
Government National Mortgage Association
Pool #AB2892 3.000% 9/15/42	73,176	66,466
Pool #783669 3.000% 9/15/42	134,350	122,090
Pool #AA5649 3.000% 9/15/42	71,461	64,878
Pool #AB9108 3.000% 10/15/42	513,468	466,166
Pool #AB9109 3.000% 10/15/42	44,130	40,065
Pool #AB9207 3.000% 11/15/42	38,422	34,882
Pool #784571 3.500% 6/15/48	159,307	149,453
Pool #BS8439 3.500% 5/15/50	123,323	114,886
Pool #487588 6.000% 4/15/29	499	502
Pool #595077 6.000% 10/15/32	177	180
Pool #604706 6.000% 10/15/33	24,610	25,051
Pool #636251 6.000% 3/15/35	3,468	3,539
Pool #782034 6.000% 1/15/36	26,055	26,564
Pool #658029 6.000% 7/15/36	6,711	6,873
Government National Mortgage Association II
Pool #MA7135 2.000% 1/20/51	146,424	123,322
Pool #MA7192 2.000% 2/20/51	1,413,691	1,190,639
Pool #MA7471 2.000% 7/20/51	248,950	209,399
Pool #MA7648 2.000% 10/20/51	87,790	73,842
Pool #MA7704 2.000% 11/20/51	88,798	74,635
Pool #BS8546 2.500% 12/20/50	72,717	62,256
Pool #MA7136 2.500% 1/20/51	63,324	55,031
Pool #MA7312 2.500% 4/20/51	146,453	127,227
Pool #785565 2.500% 6/20/51	170,840	146,263
Pool #785558 2.500% 7/20/51 (h)	83,664	71,707
Pool #785568 2.500% 8/20/51	253,867	217,346
Pool #785657 2.500% 10/20/51	526,469	450,731
Pool #785663 2.500% 10/20/51	170,178	145,696
Pool #785667 2.500% 10/20/51	175,694	150,419

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA7649 2.500% 10/20/51	$606,170	$525,265
Pool #785762 2.500% 11/20/51	89,640	76,744
Pool #MA7705 2.500% 11/20/51	349,974	303,236
Pool #785789 2.500% 12/20/51	89,087	76,271
Pool #785821 2.500% 12/20/51	181,783	155,632
Pool #MA7767 2.500% 12/20/51	1,242,577	1,075,858
Pool #MA8197 2.500% 8/20/52	93,005	80,541
Pool #MA8264 2.500% 9/20/52	93,997	81,400
Pool #MA8485 2.500% 12/20/52	287,917	249,242
Pool #MA8642 2.500% 2/20/53	291,674	253,611
Pool #MA4068 3.000% 11/20/46	18,513	16,767
Pool #MA7590 3.000% 9/20/51	882,530	791,695
Pool #MA7650 3.000% 10/20/51	166,407	149,280
Pool #MA7706 3.000% 11/20/51	688,941	618,031
Pool #CJ9477 3.000% 1/20/52	269,206	239,269
Pool #785944 3.000% 2/20/52	90,833	80,788
Pool #786095 3.000% 4/20/52	95,280	83,344
Pool #786134 3.000% 4/20/52	86,017	76,317
Pool #MA1995 3.500% 6/20/44	46,819	44,110
Pool #MA2678 3.500% 3/20/45	20,131	18,953
Pool #784106 3.500% 1/20/46	53,095	49,873
Pool #MA3597 3.500% 4/20/46	83,560	78,489
Pool #BC4732 3.500% 10/20/47	181,575	169,195
Pool #BD0384 3.500% 10/20/47	136,179	126,894
Pool #784825 3.500% 10/20/49	39,112	35,907
Pool #BM7534 3.500% 2/20/50	60,526	56,078
Pool #MA6711 3.500% 6/20/50	325,357	303,656
Pool #MA6997 3.500% 11/20/50	396,354	369,794
Pool #MA7989 3.500% 4/20/52	94,160	86,982
Pool #786216 3.500% 6/20/52	94,135	86,304
Pool #MA8487 3.500% 12/20/52	196,327	181,085
Pool #MA4511 4.000% 6/20/47	517,528	496,760
Pool #MA4720 4.000% 9/20/47	338,884	325,179
Pool #MA5078 4.000% 3/20/48	277,894	266,308
Pool #MA5763 4.000% 2/20/49	116,925	111,940
Pool #BM9734 4.000% 10/20/49	32,077	30,579
Pool #BM9743 4.000% 11/20/49	38,281	36,493
Pool #BS1728 4.000% 1/20/50	39,858	37,997
Pool #BS1742 4.000% 2/20/50	31,451	29,982
Pool #BS1757 4.000% 3/20/50	29,817	28,379
Pool #BS8420 4.000% 4/20/50	130,445	124,150
Pool #MA8045 4.000% 5/20/52	190,220	179,882
Pool #MA8100 4.000% 6/20/52	95,432	90,245
Pool #CK9592 4.000% 6/20/52	95,534	90,686
Pool #786429 4.000% 6/20/52	96,483	92,461
Pool #MA8798 4.000% 4/20/53	99,333	93,926
Pool #783298 4.500% 4/20/41	74,888	73,864
Pool #783368 4.500% 7/20/41	11,169	11,017
Pool #MA4654 4.500% 8/20/47	113,894	112,027
Pool #MA5138 4.500% 4/20/48	171,891	168,322
Pool #MA5193 4.500% 5/20/48	174,676	171,049
Pool #MA5265 4.500% 6/20/48	237,456	232,525
Pool #MA5331 4.500% 7/20/48	38,405	37,595
Pool #MA5711 4.500% 1/20/49	75,700	74,056
Pool #MA5764 4.500% 2/20/49	95,774	93,665
Pool #MA5818 4.500% 3/20/49	288,471	282,210
Pool #MA8046 4.500% 5/20/52	284,532	274,600
Pool #786366 4.500% 8/20/52	193,537	187,280

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA8268 4.500% 9/20/52	$291,427	$281,345
Pool #786335 4.500% 9/20/52	193,759	188,040
Pool #G24747 5.000% 7/20/40	46,716	46,913
Pool #MA5194 5.000% 5/20/48	19,604	19,601
Pool #MA5530 5.000% 10/20/48	79,573	79,484
Pool #MA5597 5.000% 11/20/48	40,169	40,125
Pool #MA5653 5.000% 12/20/48	48,833	48,702
Pool #MA5712 5.000% 1/20/49	214,383	213,808
Pool #MA5878 5.000% 4/20/49	19,762	19,709
Pool #786340 5.000% 9/20/52	96,969	96,345
Pool #786526 5.000% 10/20/52	195,921	193,436
Pool #MA8348 5.000% 10/20/52	97,450	95,909
Pool #MA8428 5.000% 11/20/52	294,006	289,176
Pool #786474 5.000% 1/20/53	196,039	194,778
Pool #MA8647 5.000% 2/20/53	4,141,650	4,071,010
Pool #786544 5.000% 2/20/53	99,219	98,085
Pool #MA8725 5.000% 3/20/53	4,482,892	4,407,833
Pool #786709 5.000% 5/20/53	99,869	99,164
Pool #MA8947 5.000% 6/20/53	2,220,000	2,181,442
Pool #MA8429 5.500% 11/20/52	294,491	293,542
Pool #MA8648 5.500% 2/20/53	1,738,727	1,732,038
Pool #786535 5.500% 2/20/53	99,452	99,784
Pool #MA8801 5.500% 4/20/53	3,134,931	3,121,891
Pool #MA8879 5.500% 5/20/53	2,155,557	2,146,591
Pool #MA8948 5.500% 6/20/53	1,860,000	1,852,263
Pool #MA8727 6.000% 3/20/53	99,077	99,820
Government National Mortgage Association II TBA
2.500% 7/20/53 (h)	400,000	346,168
3.500% 7/20/53 (h)	1,000,000	922,729
4.500% 7/20/53 (h)	400,000	385,946
5.000% 7/20/53 (h)	200,000	196,509
5.500% 7/20/53 (h)	100,000	99,560
6.000% 7/20/53 (h)	100,000	100,651
Uniform Mortgage-Backed Security, TBA
2.500% 7/13/53 (h)	3,300,000	2,796,621
3.000% 7/13/53 (h)	1,900,000	1,671,703
3.500% 7/13/53 (h)	800,000	728,687
4.000% 7/13/53 (h)	700,000	656,742
4.510% 8/01/33 (h) (i) (j)	100,000	100,758
4.720% 7/01/33 (h) (i) (j)	100,000	101,672
5.000% 7/13/53 (h)	200,000	195,945
6.000% 7/13/53 (h)	200,000	201,742
6.500% 7/13/53 (h)	200,000	204,203
		135,226,216
Whole Loans — 0.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2020-DNA2, Class M2, 1 mo. USD LIBOR + 1.850% 7.000% FRN 2/25/50 (b)	290,147	291,050
Series 2020-DNA6, Class M2, 30 day USD SOFR Average + 2.000% 7.067% FRN 12/25/50 (b)	612,529	618,253
Series 2020-DNA1, Class B1, 1 mo. USD LIBOR + 2.300% 7.450% FRN 1/25/50 (b)	380,000	374,553
Series 2021-DNA6, Class B1, 30 day USD SOFR Average + 3.400% 8.467% FRN 10/25/41 (b)	260,000	258,940
Series 2020-DNA3, Class B1, 1 mo. USD LIBOR + 5.100% 10.250% FRN 6/25/50 (b)	272,818	293,628

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2019-R07, Class 1M2, 1 mo. USD LIBOR + 2.100% 7.250% FRN 10/25/39 (b)	$24,798	$24,836
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 7.450% FRN 8/25/31 (b)	13,667	13,682
Series 2022-R04, Class 1M2, 30 day USD SOFR Average + 3.100% 8.167% FRN 3/25/42 (b)	680,000	690,477
		2,565,419

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $153,434,844)		146,601,927

U.S. TREASURY OBLIGATIONS — 24.6%
U.S. Treasury Bonds & Notes — 24.6%
U.S. Treasury Bonds
1.625% 11/15/50	390,000	241,801
1.750% 8/15/41	110,000	77,211
1.875% 11/15/51	2,067,000	1,362,268
2.000% 11/15/41	160,000	116,981
2.000% 2/15/50	410,000	280,748
2.250% 5/15/41	300,000	230,825
2.250% 2/15/52	625,000	451,018
2.375% 5/15/51	2,230,000	1,655,404
2.875% 8/15/45	790,000	651,316
2.875% 5/15/49	210,000	173,494
2.875% 5/15/52	27,720,000	22,936,662
3.000% 2/15/48	16,000	13,474
3.000% 2/15/49	920,000	777,562
3.000% 8/15/52	22,110,000	18,771,313
3.375% 5/15/44	1,140,000	1,026,588
3.625% 2/15/53	2,170,000	2,079,654
3.750% 11/15/43	40,000	38,167
3.875% 2/15/43	1,070,000	1,042,455
3.875% 5/15/43	2,540,000	2,480,036
4.000% 11/15/42	320,000	317,738
4.000% 11/15/52	200,000	205,144
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + .200%
5.449% FRN 1/31/25	32,020,000	32,064,690
U.S. Treasury Inflation Index
1.125% 1/15/33	3,034,385	2,906,520
U.S. Treasury Notes
0.250% 11/15/23	70,000	68,721
2.625% 5/31/27	60,000	56,358
3.375% 5/15/33	55,000	53,059
4.000% 12/15/25	160,000	157,485
4.125% 11/15/32	12,780,000	13,056,745
4.625% 3/15/26	30,000	30,034
U.S. Treasury Strip
0.000% 5/15/49	1,450,000	537,203
		103,860,674

TOTAL U.S. TREASURY OBLIGATIONS (Cost $108,783,062)		103,860,674

TOTAL BONDS & NOTES (Cost $447,041,174)		416,220,854

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL PURCHASED OPTIONS(#) — 0.1% (Cost $349,552)		$470,124

TOTAL LONG-TERM INVESTMENTS (Cost $447,390,726)		416,690,978

	Number of Shares
SHORT-TERM INVESTMENTS — 2.7%

Investment of Cash Collateral from Securities Loaned — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio (k)	5,062,800	5,062,800

	Principal Amount	Value
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (l)	$6,391,113	6,391,113

TOTAL SHORT-TERM INVESTMENTS (Cost $11,453,913)		11,453,913

TOTAL INVESTMENTS — 101.5% (Cost $458,844,639) (m)		428,144,891

Other Assets/(Liabilities) — (1.5)%		(6,310,263)

NET ASSETS — 100.0%		$421,834,628

Abbreviation Legend

FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled bank loan commitments at June 30, 2023 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $47,386,746 or 11.23% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $5,118,778 or 1.21% of net assets. The Fund received $162,035 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Security is perpetual and has no stated maturity date.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2023.
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(i)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2023, these securities amounted to a value of $202,430 or 0.05% of net assets.
(j)	Investment is valued using significant unobservable inputs.
(k)	Represents investment of security lending cash collateral. (Note 2).
(l)	Maturity value of $6,391,923. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $6,519,068.
(m)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Put
USD Put AUD Call	Bank of America N.A.	8/25/23	0.68	2,530,000	USD	2,530,000	$17,457	$22,021	$(4,564)

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
SOFR 1 Year Mid Curve Future	9/15/23	96.75	240	USD	57,378,000	$36,000	$56,004	$(20,004)
Put
U.S. Treasury Note 5 Year Future	7/07/23	107.25	105	USD	11,244,844	$41,836	$45,830	$(3,994)
SOFR 1 Year Mid Curve Future	7/14/23	95.25	522	USD	124,797,150	45,675	22,746	22,929
SOFR 1 Year Mid Curve Future	7/14/23	95.38	110	USD	26,298,250	16,500	11,231	5,269
SOFR 1 Year Mid Curve Future	10/13/23	97.00	51	USD	12,236,813	140,887	55,507	85,380
SOFR 1 Year Mid Curve Future	12/15/23	95.88	45	USD	10,797,188	46,969	40,495	6,474
SOFR 1 Year Mid Curve Future	12/15/23	96.00	104	USD	24,953,500	124,800	95,718	29,082
						$416,667	$271,527	$145,140
						$452,667	$327,531	$125,136

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
U.S. Treasury Note 10 Year Future	7/21/23	114.00	51	USD	5,725,547	$(8,766)	$(39,787)	$31,021
U.S. Treasury Note 5 Year Future	7/21/23	109.00	52	USD	5,568,875	(3,250)	(30,355)	27,105
3 Month SOFR Future	9/15/23	98.75	43	USD	10,169,500	(269)	(14,560)	14,291
3 Month SOFR Future	6/14/24	97.50	95	USD	22,619,500	(31,469)	(85,476)	54,007
3 Month SOFR Future	9/13/24	97.00	80	USD	19,126,000	(56,500)	(62,832)	6,332
						$(100,254)	$(233,010)	$132,756
Put
U.S. Treasury Note 10 Year Future	7/21/23	112.50	51	USD	5,725,547	$(42,234)	$(39,177)	$(3,057)
U.S. Treasury Note 5 Year Future	7/21/23	108.00	52	USD	5,568,875	(57,688)	(32,059)	(25,629)
SOFR 1 Year Mid Curve Future	10/13/23	96.25	51	USD	12,236,813	(68,850)	(18,418)	(50,432)
SOFR 1 Year Mid Curve Future	10/13/23	96.50	51	USD	12,236,813	(90,525)	(27,355)	(63,170)
SOFR 1 Year Mid Curve Future	12/15/23	95.25	90	USD	21,594,375	(40,500)	(35,811)	(4,689)
SOFR 1 Year Mid Curve Future	12/15/23	95.38	208	USD	49,907,000	(113,100)	(86,838)	(26,262)
3 Month SOFR Future	6/14/24	94.50	337	USD	80,239,700	(208,519)	(117,343)	(91,176)
						$(621,416)	$(357,001)	$(264,415)
						$(721,670)	$(590,011)	$(131,659)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA	7/18/23	EUR	2,315,079	USD	2,539,510	$(11,709)
BNP Paribas SA	7/18/23	CAD	6,965,772	USD	5,179,771	79,402
Citibank N.A.	7/18/23	USD	2,113,232	IDR	31,594,508,090	6,129
Goldman Sachs Bank USA	7/18/23	ZAR	6,889,002	USD	381,965	(16,405)
Goldman Sachs Bank USA	7/18/23	JPY	1,009,734,792	USD	7,762,974	(751,653)
Morgan Stanley & Co. LLC	7/18/23	AUD	10,362,739	USD	6,967,543	(61,892)
Morgan Stanley & Co. LLC	7/18/23	NOK	12,358,698	EUR	1,082,890	(30,468)
Morgan Stanley & Co. LLC	7/18/23	MXN	22,114,726	USD	1,229,414	59,338
Morgan Stanley & Co. LLC	7/18/23	USD	1,469,879	CNH	10,055,443	85,317
Morgan Stanley & Co. LLC	7/18/23	USD	290,668	GBP	233,085	(5,375)
Morgan Stanley & Co. LLC	7/18/23	USD	1,575,207	EUR	1,442,631	20
Morgan Stanley & Co. LLC	7/18/23	USD	890,768	AUD	1,331,077	3,748
						$(643,548)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
Euro-BOBL	9/07/23	10	$1,274,590	$(11,962)
Euro-OAT	9/07/23	16	2,246,006	(4,244)
Australia Treasury Bond 10 Year	9/15/23	36	2,820,370	(34,395)
3 Month SOFR	9/19/23	1	241,415	(4,465)
U.S. Treasury Long Bond	9/20/23	173	21,956,045	(1,264)
U.S. Treasury Ultra 10 Year	9/20/23	87	10,314,409	(10,346)
U.S. Treasury Ultra Bond	9/20/23	135	18,245,607	143,924
UK Long Gilt	9/27/23	14	1,727,706	(33,273)
U.S. Treasury Note 5 Year	9/29/23	1,729	188,318,763	(3,153,669)
3 Month SOFR	3/18/25	102	24,528,290	(54,665)
3 Month SOFR	3/17/26	24	5,783,134	8,966
				$(3,155,393)
Short
Euro-BUXL 30 Year Bond	9/07/23	2	$(301,867)	$(2,796)
Japanese 10 Year Bond	9/12/23	4	(4,100,189)	(17,764)
U.S. Treasury Note 10 Year	9/20/23	797	(90,938,340)	1,462,637
U.S. Treasury Ultra 10 Year	9/20/23	38	(4,551,127)	50,502
U.S. Treasury Note 2 Year	9/29/23	307	(63,508,216)	1,081,685
3 Month SOFR	3/19/24	157	(37,575,348)	429,148
				$3,003,412

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 40†	5.000%	Quarterly	6/20/28	USD	922,100	$(25,530)	$5,006	$(30,536)

Centrally Cleared Credit Default Swaps - Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 40†	1.000%	Quarterly	6/20/28	BBB*	USD	78,348,000	$1,170,833	$704,544	$466,289

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
28 Day-MXN-TIIE-Banxico	Monthly	Fixed 7.450%	Monthly	7/18/29	MXN	88,370,000	$(184,485)	$37,242	$(221,727)
12-Month USD SOFR	Annually	Fixed 4.100%	Annually	3/10/26	USD	20,642,000	(20,684)	249,051	(269,735)
12-Month USD SOFR	Annually	Fixed 2.980%	Annually	11/30/27	USD	13,414,000	(496,259)	2,603	(498,862)
12-Month USD SOFR	Annually	Fixed 3.450%	Annually	11/30/27	USD	20,268,000	(385,208)	(2,843)	(382,365)
Fixed 2.850%	Annually	12-Month USD SOFR	Annually	2/15/29	USD	3,019,000	148,200	(3,872)	152,072
Fixed 3.270%	Annually	12-Month USD SOFR	Annually	4/30/29	USD	2,504,000	69,728	32,812	36,916
Fixed 3.850%	Annually	12-Month USD SOFR	Annually	6/30/29	USD	1,621,000	(5,081)	(837)	(4,244)
Fixed 3.400%	Annually	12-Month USD SOFR	Annually	3/10/34	USD	4,603,000	(6,380)	(77,564)	71,184
Fixed 1.520%	Annually	12-Month USD SOFR	Annually	2/15/47	USD	1,137,000	330,384	(29,926)	360,310
Fixed 2.600%	Annually	12-Month USD SOFR	Annually	2/15/48	USD	1,787,000	207,887	145,503	62,384
Fixed 3.050%	Annually	12-Month USD SOFR	Annually	2/15/48	USD	2,381,000	100,052	94,235	5,817
Fixed 3.150%	Annually	12-Month USD SOFR	Annually	5/15/48	USD	3,760,000	92,390	(713,734)	806,124
Fixed 2.500%	Annually	12-Month USD SOFR	Annually	4/21/52	USD	1,900,000	245,434	3,408	242,026
							$95,978	$(263,922)	$359,900

*	Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody's Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company's rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Offshore Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
RUB	Russian Ruble
USD	U.S. Dollar
ZAR	South African Rand

MassMutual Diversified Value Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 96.8%
Basic Materials — 3.2%
Chemicals — 1.6%
CF Industries Holdings, Inc.	40,081	$2,782,423
Dow, Inc.	14,200	756,292
Eastman Chemical Co.	2,400	200,928
FMC Corp.	2,400	250,416
LyondellBasell Industries NV Class A	6,800	624,444
Olin Corp.	2,800	143,892
		4,758,395
Forest Products & Paper — 0.6%
International Paper Co.	57,481	1,828,471
Iron & Steel — 0.9%
Cleveland-Cliffs, Inc. (a)	8,700	145,812
Nucor Corp.	7,600	1,246,248
Reliance Steel & Aluminum Co.	1,700	461,703
Steel Dynamics, Inc.	5,400	588,222
U.S. Steel Corp.	4,900	122,549
		2,564,534
Mining — 0.1%
Newmont Corp.	8,800	375,408
		9,526,808
Communications — 5.7%
Advertising — 0.3%
Interpublic Group of Cos., Inc.	8,200	316,356
Omnicom Group, Inc.	5,400	513,810
		830,166
Media — 3.0%
Comcast Corp. Class A	90,400	3,756,120
Fox Corp. Class A	8,700	295,800
News Corp. Class A	138,119	2,693,320
News Corp. Class B	28,179	555,690
Nexstar Media Group, Inc. Class A	800	133,240
Walt Disney Co. (a)	17,045	1,521,778
		8,955,948
Telecommunications — 2.4%
AT&T, Inc.	146,800	2,341,460
Cisco Systems, Inc.	85,200	4,408,248

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Corning, Inc.	17,500	$613,200
		7,362,908
		17,149,022
Consumer, Cyclical — 5.9%
Apparel — 0.2%
Levi Strauss & Co. Class A (b)	2,100	30,303
Ralph Lauren Corp.	900	110,970
Skechers USA, Inc. Class A (a)	2,700	142,182
Tapestry, Inc.	4,900	209,720
		493,175
Auto Manufacturers — 1.4%
Cummins, Inc.	2,900	710,964
Ford Motor Co.	98,400	1,488,792
General Motors Co.	29,600	1,141,376
PACCAR, Inc.	10,800	903,420
		4,244,552
Auto Parts & Equipment — 0.2%
BorgWarner, Inc.	4,900	239,659
Lear Corp.	1,300	186,615
		426,274
Distribution & Wholesale — 0.3%
Ferguson PLC	3,500	550,585
LKQ Corp.	7,700	448,679
		999,264
Home Builders — 1.0%
D.R. Horton, Inc.	9,400	1,143,886
Lennar Corp. Class A	7,000	877,170
NVR, Inc. (a)	70	444,543
PulteGroup, Inc.	6,900	535,992
Toll Brothers, Inc.	1,300	102,791
		3,104,382
Leisure Time — 0.1%
Brunswick Corp.	2,000	173,280
Polaris, Inc.	1,200	145,116
		318,396
Lodging — 0.6%
Boyd Gaming Corp.	2,200	152,614
Las Vegas Sands Corp. (a)	30,232	1,753,456
		1,906,070
Retail — 2.1%
AutoNation, Inc. (a)	2,300	378,603
Bath & Body Works, Inc.	4,600	172,500
Best Buy Co., Inc.	4,600	376,970

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lithia Motors, Inc.	400	$121,644
Lowe's Cos., Inc.	18,600	4,198,020
Murphy USA, Inc.	400	124,444
Penske Automotive Group, Inc.	1,700	283,271
Walgreens Boots Alliance, Inc.	17,100	487,179
Williams-Sonoma, Inc.	1,400	175,196
		6,317,827
		17,809,940
Consumer, Non-cyclical — 23.5%
Agriculture — 3.2%
Altria Group, Inc.	36,500	1,653,450
Archer-Daniels-Midland Co.	14,200	1,072,952
Bunge Ltd.	2,100	198,135
Darling Ingredients, Inc. (a)	3,300	210,507
Philip Morris International, Inc.	65,797	6,423,103
		9,558,147
Beverages — 0.1%
Molson Coors Beverage Co. Class B	4,100	269,944
Biotechnology — 2.1%
Amgen, Inc.	11,100	2,464,422
Bio-Rad Laboratories, Inc. Class A (a)	500	189,560
Biogen, Inc. (a)	2,400	683,640
Gilead Sciences, Inc.	26,100	2,011,527
Moderna, Inc. (a)	8,000	972,000
		6,321,149
Commercial Services — 0.7%
Avis Budget Group, Inc. (a)	600	137,202
FleetCor Technologies, Inc. (a)	1,500	376,620
Global Payments, Inc.	2,900	285,708
Robert Half International, Inc.	1,800	135,396
Service Corp. International	4,400	284,196
U-Haul Holding Co. (b)	600	33,192
U-Haul Holding Co.	5,200	263,484
United Rentals, Inc.	1,500	668,055
		2,183,853
Food — 2.1%
Campbell Soup Co.	5,000	228,550
Conagra Brands, Inc.	70,828	2,388,320
Ingredion, Inc.	1,400	148,330
Kellogg Co.	6,400	431,360
Kraft Heinz Co.	25,500	905,250
Kroger Co.	14,800	695,600
Tyson Foods, Inc. Class A	31,386	1,601,942
		6,399,352
Health Care – Products — 0.6%
Zimmer Biomet Holdings, Inc.	13,004	1,893,382

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 4.0%
DaVita, Inc. (a)	1,500	$150,705
Elevance Health, Inc.	16,737	7,436,082
HCA Healthcare, Inc.	8,600	2,609,928
Laboratory Corp. of America Holdings	2,500	603,325
Molina Healthcare, Inc. (a)	700	210,868
Quest Diagnostics, Inc.	3,400	477,904
Tenet Healthcare Corp. (a)	1,700	138,346
Universal Health Services, Inc. Class B	2,000	315,540
		11,942,698
Household Products & Wares — 0.7%
Kimberly-Clark Corp.	15,691	2,166,299
Pharmaceuticals — 10.0%
AbbVie, Inc.	46,821	6,308,193
AmerisourceBergen Corp.	5,300	1,019,879
Becton Dickinson & Co.	15,268	4,030,905
Bristol-Myers Squibb Co.	44,100	2,820,195
Cardinal Health, Inc.	5,500	520,135
Cigna Group	6,900	1,936,140
Henry Schein, Inc. (a)	2,700	218,970
Johnson & Johnson	18,711	3,097,045
McKesson Corp.	4,000	1,709,240
Merck & Co., Inc.	45,500	5,250,245
Sanofi ADR	35,903	1,935,172
Viatris, Inc.	105,827	1,056,153
		29,902,272
		70,637,096
Energy — 10.8%
Oil & Gas — 10.0%
APA Corp.	6,900	235,773
Chevron Corp.	32,000	5,035,200
ConocoPhillips	25,900	2,683,499
EOG Resources, Inc.	28,567	3,269,208
Exxon Mobil Corp.	78,900	8,462,025
Marathon Oil Corp.	14,800	340,696
Marathon Petroleum Corp.	7,200	839,520
Occidental Petroleum Corp.	18,900	1,111,320
PDC Energy, Inc.	2,000	142,280
Phillips 66	7,700	734,426
Range Resources Corp.	4,900	144,060
TotalEnergies SE	81,272	4,657,899
TotalEnergies SE Sponsored ADR	22,569	1,300,877
Valero Energy Corp.	8,100	950,130
		29,906,913
Oil & Gas Services — 0.2%
Halliburton Co.	15,200	501,448
Nov, Inc.	4,300	68,972
		570,420

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 0.6%
Cheniere Energy, Inc.	4,100	$624,676
Kinder Morgan, Inc.	46,700	804,174
ONEOK, Inc.	8,400	518,448
		1,947,298
		32,424,631
Financial — 22.0%
Banks — 11.0%
Bank of America Corp.	166,100	4,765,409
BOK Financial Corp.	1,400	113,092
Citigroup, Inc.	26,700	1,229,268
Fifth Third Bancorp	119,938	3,143,575
Goldman Sachs Group, Inc.	7,000	2,257,780
JP Morgan Chase & Co.	60,800	8,842,752
Morgan Stanley	35,100	2,997,540
Regions Financial Corp.	19,700	351,054
State Street Corp.	7,300	534,214
The Bank of New York Mellon Corp.	17,600	783,552
U.S. Bancorp	83,692	2,765,184
Wells Fargo & Co.	120,619	5,148,019
		32,931,439
Diversified Financial Services — 2.1%
American Express Co.	15,500	2,700,100
Ameriprise Financial, Inc.	2,300	763,968
Capital One Financial Corp.	6,400	699,968
Discover Financial Services	5,800	677,730
LPL Financial Holdings, Inc.	1,300	282,659
Stifel Financial Corp.	1,500	89,505
Synchrony Financial	9,300	315,456
T. Rowe Price Group, Inc.	4,500	504,090
Voya Financial, Inc.	2,600	186,446
		6,219,922
Insurance — 7.1%
Aflac, Inc.	13,900	970,220
American Financial Group, Inc.	1,700	201,875
American International Group, Inc.	65,169	3,749,824
Arch Capital Group Ltd. (a)	8,000	598,800
Chubb Ltd.	28,000	5,391,680
Cincinnati Financial Corp.	3,200	311,424
Equitable Holdings, Inc.	97,673	2,652,799
Everest Re Group Ltd.	1,000	341,860
Fidelity National Financial, Inc.	5,800	208,800
First American Financial Corp.	2,200	125,444
Globe Life, Inc.	1,900	208,278
Hartford Financial Services Group, Inc.	7,100	511,342
Loews Corp.	5,300	314,714
Markel Group, Inc. (a)	310	428,786
MetLife, Inc.	17,700	1,000,581
Old Republic International Corp.	6,500	163,605
Primerica, Inc.	600	118,656
Principal Financial Group, Inc.	5,400	409,536

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Prudential Financial, Inc.	7,800	$688,116
Reinsurance Group of America, Inc.	1,400	194,166
The Allstate Corp.	6,000	654,240
Travelers Cos., Inc.	9,400	1,632,404
Unum Group	4,200	200,340
W. R. Berkley Corp.	5,500	327,580
		21,405,070
Real Estate — 0.2%
CBRE Group, Inc. Class A (a)	6,600	532,686
Jones Lang LaSalle, Inc. (a)	800	124,640
		657,326
Real Estate Investment Trusts (REITS) — 1.6%
Equity Residential	38,347	2,529,751
Weyerhaeuser Co.	72,792	2,439,260
		4,969,011
		66,182,768
Industrial — 11.8%
Aerospace & Defense — 2.7%
Boeing Co. (a)	9,594	2,025,869
General Dynamics Corp.	3,700	796,055
L3 Harris Technologies, Inc.	16,578	3,245,475
Lockheed Martin Corp.	4,300	1,979,634
		8,047,033
Building Materials — 0.5%
Builders FirstSource, Inc. (a)	3,100	421,600
Fortune Brands Innovations, Inc.	2,700	194,265
Masco Corp.	6,700	384,446
Owens Corning	2,700	352,350
		1,352,661
Electronics — 0.3%
Arrow Electronics, Inc. (a)	2,000	286,460
Jabil, Inc.	3,800	410,134
Sensata Technologies Holding PLC	3,200	143,968
TD SYNNEX Corp.	2,100	197,400
		1,037,962
Engineering & Construction — 0.0%
TopBuild Corp. (a)	400	106,408
Environmental Controls — 0.1%
Pentair PLC	3,300	213,180
Hand & Machine Tools — 1.0%
Regal Rexnord Corp.	1,100	169,290
Snap-on, Inc.	1,400	403,466
Stanley Black & Decker, Inc.	24,571	2,302,549
		2,875,305

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	8,700	$2,140,635
Oshkosh Corp.	1,300	112,567
		2,253,202
Machinery – Diversified — 1.0%
AGCO Corp.	1,500	197,130
CNH Industrial NV	22,600	325,440
Deere & Co.	4,900	1,985,431
Dover Corp.	2,500	369,125
Middleby Corp. (a)	900	133,047
		3,010,173
Metal Fabricate & Hardware — 0.0%
Timken Co.	1,200	109,836
Miscellaneous - Manufacturing — 1.7%
General Electric Co.	34,101	3,745,995
Parker-Hannifin Corp.	2,700	1,053,108
Textron, Inc.	5,800	392,254
		5,191,357
Packaging & Containers — 0.5%
Amcor PLC	39,800	397,204
Berry Global Group, Inc.	2,600	167,284
Crown Holdings, Inc.	3,400	295,358
Graphic Packaging Holding Co.	6,500	156,195
Packaging Corp. of America	2,400	317,184
Sonoco Products Co.	2,000	118,040
		1,451,265
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	900	204,840
Transportation — 3.2%
C.H. Robinson Worldwide, Inc.	2,400	226,440
CSX Corp.	34,300	1,169,630
Expeditors International of Washington, Inc.	3,200	387,616
FedEx Corp.	5,300	1,313,870
Knight-Swift Transportation Holdings, Inc.	3,200	177,792
Landstar System, Inc.	800	154,032
Union Pacific Corp.	7,000	1,432,340
United Parcel Service, Inc. Class B	26,349	4,723,058
		9,584,778
		35,438,000
Technology — 9.0%
Computers — 2.1%
Accenture PLC Class A	2,540	783,793
CACI International, Inc. Class A (a)	400	136,336
Cognizant Technology Solutions Corp. Class A	8,600	561,408
Dell Technologies, Inc. Class C	4,900	265,139
DXC Technology Co. (a)	4,800	128,256

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hewlett Packard Enterprise Co.	32,800	$551,040
HP, Inc.	32,700	1,004,217
International Business Machines Corp.	16,800	2,248,008
Leidos Holdings, Inc.	2,800	247,744
NetApp, Inc.	4,000	305,600
		6,231,541
Semiconductors — 5.4%
Applied Materials, Inc.	17,500	2,529,450
KLA Corp.	2,700	1,309,554
Lam Research Corp.	2,800	1,800,008
Micron Technology, Inc.	22,700	1,432,597
ON Semiconductor Corp. (a)	7,300	690,434
QUALCOMM, Inc.	59,905	7,131,091
Samsung Electronics Co. Ltd.	16,865	929,539
Skyworks Solutions, Inc.	3,300	365,277
		16,187,950
Software — 1.5%
Fiserv, Inc. (a)	10,700	1,349,805
Microsoft Corp.	9,508	3,237,854
		4,587,659
		27,007,150
Utilities — 4.9%
Electric — 4.9%
Alliant Energy Corp.	5,000	262,400
CenterPoint Energy, Inc.	8,600	250,690
Consolidated Edison, Inc.	5,800	524,320
Dominion Energy, Inc.	49,471	2,562,103
Duke Energy Corp.	15,600	1,399,944
Edison International	7,100	493,095
Evergy, Inc.	4,600	268,732
Eversource Energy	6,500	460,980
Exelon Corp.	24,900	1,014,426
OGE Energy Corp.	4,200	150,822
Pinnacle West Capital Corp.	2,400	195,504
PPL Corp.	15,400	407,484
Public Service Enterprise Group, Inc.	13,400	838,974
Sempra Energy	6,600	960,894
Southern Co.	65,931	4,631,653
Vistra Corp.	9,300	244,125
		14,666,146

TOTAL COMMON STOCK (Cost $247,751,296)		290,841,561

PREFERRED STOCK — 1.0%
Consumer, Cyclical — 1.0%
Auto Manufacturers — 1.0%
Dr Ing hc F Porsche AG 0.888% (c)	12,806	1,589,419

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Volkswagen AG 22.618%	11,012	$1,477,012
		3,066,431

TOTAL PREFERRED STOCK (Cost $3,359,725)		3,066,431

TOTAL EQUITIES (Cost $251,111,021)		293,907,992

MUTUAL FUNDS — 1.2%
Diversified Financial Services — 1.2%
iShares Russell 1000 Value ETF	23,500	3,709,005

TOTAL MUTUAL FUNDS (Cost $3,598,748)		3,709,005

TOTAL LONG-TERM INVESTMENTS (Cost $254,709,769)		297,616,997

SHORT-TERM INVESTMENTS — 1.2%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	107	107

	Principal Amount
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (d)	$3,471,928	$3,471,928

TOTAL SHORT-TERM INVESTMENTS (Cost $3,472,035)		3,472,035

TOTAL INVESTMENTS — 100.2% (Cost $258,181,804) (e)		301,089,032

Other Assets/(Liabilities) — (0.2)%		(523,332)

NET ASSETS — 100.0%		$300,565,700

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $62,801 or 0.02% of net assets. The Fund received $64,672 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $1,589,419 or 0.53% of net assets.
(d)	Maturity value of $3,472,367. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/2025 , and an aggregate market value, including accrued interest, of $3,541,471.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Fundamental Value Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Basic Materials — 4.4%
Chemicals — 4.4%
Air Products & Chemicals, Inc.	21,997	$6,588,762
Axalta Coating Systems Ltd. (a)	68,379	2,243,515
DuPont de Nemours, Inc.	94,348	6,740,221
Element Solutions, Inc.	83,192	1,597,286
International Flavors & Fragrances, Inc.	24,304	1,934,355
Olin Corp.	18,748	963,460
		20,067,599

Communications — 6.1%
Advertising — 0.4%
Omnicom Group, Inc.	20,621	1,962,088
Internet — 2.5%
Alphabet, Inc. Class A (a)	59,968	7,178,170
Alphabet, Inc. Class C (a)	16,597	2,007,739
Booking Holdings, Inc. (a)	777	2,098,156
		11,284,065
Media — 1.2%
Comcast Corp. Class A	104,483	4,341,269
Warner Bros Discovery, Inc. (a)	79,978	1,002,924
		5,344,193
Telecommunications — 2.0%
Cisco Systems, Inc.	108,991	5,639,194
T-Mobile U.S., Inc. (a)	24,649	3,423,746
		9,062,940
		27,653,286
Consumer, Cyclical — 6.8%
Airlines — 0.4%
Southwest Airlines Co.	46,585	1,686,843
Auto Parts & Equipment — 0.6%
Aptiv PLC (a)	17,135	1,749,312
BorgWarner, Inc.	20,011	978,738
		2,728,050

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Distribution & Wholesale — 0.7%
LKQ Corp.	36,616	$2,133,614
WESCO International, Inc.	7,596	1,360,140
		3,493,754
Entertainment — 0.6%
Marriott Vacations Worldwide Corp.	8,810	1,081,163
SeaWorld Entertainment, Inc. (a)	28,063	1,571,809
		2,652,972
Food Services — 0.5%
Aramark	52,013	2,239,160
Home Furnishing — 0.4%
Sony Group Corp. Sponsored ADR	21,673	1,951,437
Lodging — 0.9%
Las Vegas Sands Corp. (a)	46,173	2,678,034
MGM Resorts International	31,396	1,378,912
		4,056,946
Retail — 2.7%
AutoZone, Inc. (a)	1,714	4,273,619
Dollar General Corp.	12,143	2,061,639
Lithia Motors, Inc.	4,553	1,384,613
Ulta Beauty, Inc. (a)	1,508	709,657
Walmart, Inc.	25,407	3,993,472
		12,423,000
		31,232,162
Consumer, Non-cyclical — 26.3%
Agriculture — 2.2%
Philip Morris International, Inc.	101,457	9,904,232
Beverages — 2.5%
Coca-Cola Europacific Partners PLC	86,582	5,578,479
Keurig Dr Pepper, Inc.	115,904	3,624,318
Molson Coors Beverage Co. Class B	32,887	2,165,280
		11,368,077
Biotechnology — 0.8%
Amgen, Inc.	10,410	2,311,228
Corteva, Inc.	22,425	1,284,953
		3,596,181
Commercial Services — 1.6%
FleetCor Technologies, Inc. (a)	10,509	2,638,600
Global Payments, Inc.	17,964	1,769,813
United Rentals, Inc.	7,127	3,174,152
		7,582,565

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cosmetics & Personal Care — 0.5%
Kenvue, Inc. (a)	8,402	$221,981
Procter & Gamble Co.	13,817	2,096,591
		2,318,572
Food — 1.0%
Kroger Co.	24,544	1,153,568
Tyson Foods, Inc. Class A	10,610	541,534
U.S. Foods Holding Corp. (a)	61,598	2,710,312
		4,405,414
Health Care – Products — 2.2%
Avantor, Inc. (a)	176,364	3,622,517
LivaNova PLC (a)	18,689	961,175
Medtronic PLC	60,041	5,289,612
		9,873,304
Health Care – Services — 4.2%
Centene Corp. (a)	38,024	2,564,719
Elevance Health, Inc.	3,754	1,667,865
Humana, Inc.	5,347	2,390,804
ICON PLC (a)	11,763	2,943,102
UnitedHealth Group, Inc.	20,178	9,698,354
		19,264,844
Pharmaceuticals — 11.3%
AmerisourceBergen Corp.	16,710	3,215,505
Becton Dickinson & Co.	6,052	1,597,788
Bristol-Myers Squibb Co.	102,137	6,531,661
Cigna Group	29,760	8,350,656
CVS Health Corp.	107,729	7,447,306
Johnson & Johnson	54,350	8,996,012
McKesson Corp.	4,544	1,941,697
Merck & Co., Inc.	55,371	6,389,260
Perrigo Co. PLC	88,706	3,011,569
Sanofi ADR	81,058	4,369,026
		51,850,480
		120,163,669
Energy — 10.0%
Coal — 0.4%
Peabody Energy Corp.	47,302	1,024,561
Teck Resources Ltd. Class B	23,485	988,719
		2,013,280
Oil & Gas — 6.5%
BP PLC Sponsored ADR	66,209	2,336,516
Canadian Natural Resources Ltd.	52,447	2,950,668
Cenovus Energy, Inc.	179,653	3,050,508
ConocoPhillips	27,979	2,898,904
Hess Corp.	44,246	6,015,244
Marathon Petroleum Corp.	30,062	3,505,229

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Phillips 66	54,465	$5,194,872
Pioneer Natural Resources Co.	18,802	3,895,398
		29,847,339
Oil & Gas Services — 1.8%
Halliburton Co.	142,173	4,690,288
Schlumberger NV	66,510	3,266,971
		7,957,259
Pipelines — 1.3%
Enbridge, Inc.	113,484	4,215,930
Plains GP Holdings LP Class A (b)	120,795	1,791,390
		6,007,320
		45,825,198
Financial — 17.6%
Banks — 7.6%
Goldman Sachs Group, Inc.	8,610	2,777,069
JP Morgan Chase & Co.	84,801	12,333,458
M&T Bank Corp.	24,723	3,059,719
Northern Trust Corp.	43,193	3,202,329
U.S. Bancorp	97,723	3,228,768
Wells Fargo & Co.	235,293	10,042,305
		34,643,648
Diversified Financial Services — 1.4%
AerCap Holdings NV (a)	26,864	1,706,401
American Express Co.	6,986	1,216,961
Discover Financial Services	11,392	1,331,155
Intercontinental Exchange, Inc.	16,908	1,911,957
		6,166,474
Insurance — 7.0%
American International Group, Inc.	31,535	1,814,524
Aon PLC Class A	4,027	1,390,120
Arthur J Gallagher & Co.	9,402	2,064,397
Axis Capital Holdings Ltd.	23,252	1,251,655
Berkshire Hathaway, Inc. Class B (a)	30,389	10,362,649
Chubb Ltd.	34,235	6,592,292
Progressive Corp.	8,360	1,106,613
The Allstate Corp.	51,203	5,583,175
Willis Towers Watson PLC	8,679	2,043,905
		32,209,330
Private Equity — 0.2%
Ares Management Corp. Class A	10,723	1,033,161
Real Estate — 0.4%
Howard Hughes Corp. (a)	21,233	1,675,708
Real Estate Investment Trusts (REITS) — 1.0%
Corporate Office Properties Trust	81,541	1,936,599

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
VICI Properties, Inc.	86,748	$2,726,490
		4,663,089
		80,391,410
Industrial — 12.3%
Aerospace & Defense — 3.0%
General Dynamics Corp.	25,959	5,585,079
Howmet Aerospace, Inc.	59,250	2,936,430
Raytheon Technologies Corp.	53,997	5,289,546
		13,811,055
Building Materials — 2.0%
CRH PLC Sponsored ADR (b)	77,314	4,308,709
Knife River Corp. (a)	15,387	669,334
Masco Corp.	25,699	1,474,609
MDU Resources Group, Inc.	61,552	1,288,899
Mohawk Industries, Inc. (a)	13,663	1,409,475
		9,151,026
Electronics — 0.9%
Allegion PLC	13,358	1,603,227
Fortive Corp.	32,972	2,465,317
		4,068,544
Engineering & Construction — 0.4%
AECOM	21,445	1,816,177
Hand & Machine Tools — 1.3%
Stanley Black & Decker, Inc.	61,130	5,728,492
Machinery – Construction & Mining — 1.7%
BWX Technologies, Inc.	33,508	2,398,168
Caterpillar, Inc.	4,857	1,195,065
Vertiv Holdings Co.	160,124	3,966,271
		7,559,504
Machinery – Diversified — 2.0%
Deere & Co.	11,344	4,596,475
Dover Corp.	7,718	1,139,563
Otis Worldwide Corp.	16,516	1,470,089
Westinghouse Air Brake Technologies Corp.	17,763	1,948,068
		9,154,195
Miscellaneous - Manufacturing — 0.5%
Eaton Corp. PLC	12,544	2,522,598
Transportation — 0.5%
JB Hunt Transport Services, Inc.	12,017	2,175,438
		55,987,029

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 11.5%
Computers — 2.0%
CACI International, Inc. Class A (a)	6,280	$2,140,475
Cognizant Technology Solutions Corp. Class A	41,310	2,696,717
Dell Technologies, Inc. Class C	40,473	2,189,994
Leidos Holdings, Inc.	20,580	1,820,919
		8,848,105
Semiconductors — 5.4%
Advanced Micro Devices, Inc. (a)	24,986	2,846,155
Applied Materials, Inc.	21,127	3,053,697
Broadcom, Inc.	3,836	3,327,462
Lam Research Corp.	2,540	1,632,864
Microchip Technology, Inc.	52,795	4,729,904
Micron Technology, Inc.	39,386	2,485,650
NXP Semiconductor NV	4,665	954,832
QUALCOMM, Inc.	33,215	3,953,914
Skyworks Solutions, Inc.	16,780	1,857,378
		24,841,856
Software — 4.1%
Activision Blizzard, Inc. (a)	54,735	4,614,160
Electronic Arts, Inc.	15,209	1,972,607
Fidelity National Information Services, Inc.	62,281	3,406,771
Oracle Corp.	52,510	6,253,416
SS&C Technologies Holdings, Inc.	30,287	1,835,392
Take-Two Interactive Software, Inc. (a)	4,773	702,395
		18,784,741
		52,474,702
Utilities — 3.4%
Electric — 3.4%
CenterPoint Energy, Inc.	103,169	3,007,376
Entergy Corp.	46,936	4,570,158
Exelon Corp.	37,700	1,535,898
FirstEnergy Corp.	56,779	2,207,568
Pinnacle West Capital Corp.	53,875	4,388,658
		15,709,658

TOTAL COMMON STOCK (Cost $377,702,676)		449,504,713

TOTAL EQUITIES (Cost $377,702,676)		449,504,713

TOTAL LONG-TERM INVESTMENTS (Cost $377,702,676)		449,504,713

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 2.2%

Investment of Cash Collateral from Securities Loaned — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	3,199,759	$3,199,759

	Principal Amount
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (d)	$6,971,610	6,971,610

TOTAL SHORT-TERM INVESTMENTS (Cost $10,171,369)		10,171,369

TOTAL INVESTMENTS — 100.6% (Cost $387,874,045) (e)		459,676,082

Other Assets/(Liabilities) — (0.6)%		(2,597,718)

NET ASSETS — 100.0%		$457,078,364

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $5,983,000 or 1.31% of net assets. The Fund received $2,943,739 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $6,972,493. Collateralized by U.S. Government Agency obligations with rates ranging from 2.375% - 4.250%, maturity dates ranging from 10/15/25 - 5/15/29, and an aggregate market value, including accrued interest, of $7,111,099.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MM S&P 500 Index Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%

COMMON STOCK — 99.9%
Basic Materials — 2.0%
Chemicals — 1.6%
Air Products & Chemicals, Inc.	15,363	$4,601,679
Albemarle Corp.	8,129	1,813,499
Celanese Corp.	6,846	792,767
CF Industries Holdings, Inc.	13,217	917,524
Dow, Inc.	48,531	2,584,761
DuPont de Nemours, Inc.	31,455	2,247,145
Eastman Chemical Co.	8,302	695,043
Ecolab, Inc.	17,116	3,195,386
FMC Corp.	8,671	904,732
International Flavors & Fragrances, Inc.	17,633	1,403,411
Linde PLC	33,770	12,869,072
LyondellBasell Industries NV Class A	17,405	1,598,301
Mosaic Co.	22,954	803,390
PPG Industries, Inc.	16,205	2,403,202
Sherwin-Williams Co.	16,197	4,300,627
		41,130,539
Forest Products & Paper — 0.0%
International Paper Co.	24,130	767,575
Iron & Steel — 0.2%
Nucor Corp.	17,244	2,827,671
Steel Dynamics, Inc.	11,178	1,217,620
		4,045,291
Mining — 0.2%
Freeport-McMoRan, Inc.	98,579	3,943,160
Newmont Corp.	55,117	2,351,291
		6,294,451
		52,237,856
Communications — 12.9%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	26,179	1,009,986
Omnicom Group, Inc.	13,691	1,302,699
		2,312,685
Internet — 9.8%
Alphabet, Inc. Class A (a)	409,728	49,044,442
Alphabet, Inc. Class C (a)	352,558	42,648,941
Amazon.com, Inc. (a)	615,609	80,250,789

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Booking Holdings, Inc. (a)	2,545	$6,872,340
CDW Corp.	9,367	1,718,845
eBay, Inc.	37,186	1,661,842
Etsy, Inc. (a)	8,601	727,731
Expedia Group, Inc. (a)	9,901	1,083,070
F5, Inc. (a)	4,251	621,751
Gen Digital, Inc.	39,889	739,941
Match Group, Inc. (a)	19,124	800,339
Meta Platforms, Inc. Class A (a)	152,580	43,787,408
Netflix, Inc. (a)	30,684	13,515,995
Palo Alto Networks, Inc. (a)	20,876	5,334,027
VeriSign, Inc. (a)	6,219	1,405,308
		250,212,769
Media — 1.2%
Charter Communications, Inc. Class A (a)	7,117	2,614,572
Comcast Corp. Class A	286,936	11,922,191
FactSet Research Systems, Inc.	2,673	1,070,937
Fox Corp. Class A	18,544	630,496
Fox Corp. Class B	9,243	294,759
News Corp. Class A	27,151	529,445
News Corp. Class B	8,610	169,789
Paramount Global Class B	35,813	569,785
Walt Disney Co. (a)	126,049	11,253,655
Warner Bros Discovery, Inc. (a)	153,730	1,927,774
		30,983,403
Telecommunications — 1.8%
Arista Networks, Inc. (a)	17,288	2,801,693
AT&T, Inc.	492,402	7,853,812
Cisco Systems, Inc.	282,391	14,610,910
Corning, Inc.	52,349	1,834,309
Juniper Networks, Inc.	22,006	689,448
Motorola Solutions, Inc.	11,560	3,390,317
T-Mobile U.S., Inc. (a)	39,662	5,509,052
Verizon Communications, Inc.	289,964	10,783,761
		47,473,302
		330,982,159
Consumer, Cyclical — 9.5%
Airlines — 0.2%
Alaska Air Group, Inc. (a)	8,761	465,910
American Airlines Group, Inc. (a)	45,152	810,027
Delta Air Lines, Inc. (a)	44,162	2,099,461
Southwest Airlines Co.	40,700	1,473,747
United Airlines Holdings, Inc. (a)	22,731	1,247,250
		6,096,395
Apparel — 0.4%
NIKE, Inc. Class B	84,967	9,377,808
Ralph Lauren Corp.	2,898	357,323
Tapestry, Inc.	16,343	699,481

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
VF Corp.	23,513	$448,863
		10,883,475
Auto Manufacturers — 2.4%
Cummins, Inc.	9,801	2,402,813
Ford Motor Co.	270,274	4,089,246
General Motors Co.	95,955	3,700,025
PACCAR, Inc.	35,884	3,001,696
Tesla, Inc. (a)	185,809	48,639,222
		61,833,002
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	18,672	1,906,224
BorgWarner, Inc.	16,014	783,245
		2,689,469
Distribution & Wholesale — 0.4%
Copart, Inc. (a)	29,520	2,692,519
Fastenal Co.	39,346	2,321,021
LKQ Corp.	17,341	1,010,460
Pool Corp.	2,700	1,011,528
W.W. Grainger, Inc.	3,064	2,416,240
		9,451,768
Entertainment — 0.1%
Caesars Entertainment, Inc. (a)	15,120	770,666
Live Nation Entertainment, Inc. (a)	9,879	900,076
		1,670,742
Home Builders — 0.3%
D.R. Horton, Inc.	21,338	2,596,621
Lennar Corp. Class A	17,454	2,187,161
NVR, Inc. (a)	210	1,333,630
PulteGroup, Inc.	15,378	1,194,563
		7,311,975
Home Furnishing — 0.0%
Whirlpool Corp.	3,862	574,627
Housewares — 0.0%
Newell Brands, Inc.	27,141	236,127
Leisure Time — 0.2%
Carnival Corp. (a)	69,980	1,317,724
Norwegian Cruise Line Holdings Ltd. (a)	30,129	655,908
Royal Caribbean Cruises Ltd. (a)	15,303	1,587,533
		3,561,165
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	18,229	2,653,231
Las Vegas Sands Corp. (a)	22,404	1,299,432
Marriott International, Inc. Class A	17,837	3,276,478
MGM Resorts International	20,778	912,570

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wynn Resorts Ltd.	7,152	$755,323
		8,897,034
Retail — 5.0%
Advance Auto Parts, Inc.	4,174	293,432
AutoZone, Inc. (a)	1,266	3,156,594
Bath & Body Works, Inc.	15,338	575,175
Best Buy Co., Inc.	13,473	1,104,112
CarMax, Inc. (a)	10,898	912,163
Chipotle Mexican Grill, Inc. (a)	1,909	4,083,351
Costco Wholesale Corp.	30,571	16,458,815
Darden Restaurants, Inc.	8,339	1,393,280
Dollar General Corp.	15,050	2,555,189
Dollar Tree, Inc. (a)	14,389	2,064,821
Domino's Pizza, Inc.	2,459	828,658
Genuine Parts Co.	9,601	1,624,777
Home Depot, Inc.	69,875	21,705,970
Lowe's Cos., Inc.	41,173	9,292,746
McDonald's Corp.	50,349	15,024,645
O'Reilly Automotive, Inc. (a)	4,190	4,002,707
Ross Stores, Inc.	23,469	2,631,579
Starbucks Corp.	78,997	7,825,443
Target Corp.	31,884	4,205,500
TJX Cos., Inc.	79,352	6,728,256
Tractor Supply Co.	7,592	1,678,591
Ulta Beauty, Inc. (a)	3,489	1,641,906
Walgreens Boots Alliance, Inc.	49,532	1,411,167
Walmart, Inc.	96,772	15,210,623
Yum! Brands, Inc.	19,263	2,668,889
		129,078,389
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	8,948	579,562
		242,863,730
Consumer, Non-cyclical — 20.2%
Agriculture — 0.8%
Altria Group, Inc.	123,414	5,590,654
Archer-Daniels-Midland Co.	37,792	2,855,564
Bunge Ltd.	10,412	982,372
Philip Morris International, Inc.	107,059	10,451,100
		19,879,690
Beverages — 1.7%
Brown-Forman Corp. Class B	12,822	856,253
Coca-Cola Co.	268,616	16,176,056
Constellation Brands, Inc. Class A	11,190	2,754,195
Keurig Dr Pepper, Inc.	58,535	1,830,389
Molson Coors Beverage Co. Class B	12,774	841,040
Monster Beverage Corp. (a)	52,404	3,010,086
PepsiCo, Inc.	94,997	17,595,344
		43,063,363

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 1.5%
Amgen, Inc.	36,824	$8,175,664
Bio-Rad Laboratories, Inc. Class A (a)	1,513	573,608
Biogen, Inc. (a)	9,971	2,840,239
Corteva, Inc.	48,812	2,796,928
Gilead Sciences, Inc.	85,972	6,625,862
Illumina, Inc. (a)	10,943	2,051,703
Incyte Corp. (a)	12,888	802,278
Moderna, Inc. (a)	22,516	2,735,694
Regeneron Pharmaceuticals, Inc. (a)	7,440	5,345,938
Vertex Pharmaceuticals, Inc. (a)	17,771	6,253,793
		38,201,707
Commercial Services — 1.7%
Automatic Data Processing, Inc.	28,474	6,258,300
Cintas Corp.	5,960	2,962,597
CoStar Group, Inc. (a)	28,092	2,500,188
Equifax, Inc.	8,395	1,975,344
FleetCor Technologies, Inc. (a)	5,114	1,284,023
Gartner, Inc. (a)	5,409	1,894,827
Global Payments, Inc.	18,211	1,794,148
MarketAxess Holdings, Inc.	2,648	692,240
Moody's Corp.	10,851	3,773,110
PayPal Holdings, Inc. (a)	76,796	5,124,597
Quanta Services, Inc.	9,983	1,961,160
Robert Half International, Inc.	7,355	553,243
Rollins, Inc.	16,022	686,222
S&P Global, Inc.	22,616	9,066,528
United Rentals, Inc.	4,781	2,129,314
Verisk Analytics, Inc.	9,956	2,250,355
		44,906,196
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	57,198	4,406,534
Estee Lauder Cos., Inc. Class A	15,937	3,129,708
Procter & Gamble Co.	162,595	24,672,165
		32,208,407
Food — 1.1%
Campbell Soup Co.	14,221	650,042
Conagra Brands, Inc.	33,361	1,124,933
General Mills, Inc.	40,520	3,107,884
Hershey Co.	10,130	2,529,461
Hormel Foods Corp.	20,243	814,173
Kellogg Co.	17,903	1,206,662
Kraft Heinz Co.	55,416	1,967,268
Kroger Co.	44,939	2,112,133
Lamb Weston Holdings, Inc.	10,162	1,168,122
McCormick & Co., Inc.	17,188	1,499,309
Mondelez International, Inc. Class A	93,806	6,842,210
Sysco Corp.	35,150	2,608,130
The J.M. Smucker Co.	7,252	1,070,903
Tyson Foods, Inc. Class A	19,966	1,019,065
		27,720,295

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 3.7%
Abbott Laboratories	119,814	$13,062,122
Align Technology, Inc. (a)	4,879	1,725,410
Baxter International, Inc.	34,841	1,587,356
Bio-Techne Corp.	10,930	892,216
Boston Scientific Corp. (a)	99,397	5,376,384
Danaher Corp.	45,830	10,999,200
Dentsply Sirona, Inc.	14,768	591,015
Edwards Lifesciences Corp. (a)	41,999	3,961,766
GE HealthCare Technologies, Inc. (a)	27,122	2,203,391
Hologic, Inc. (a)	16,897	1,368,150
IDEXX Laboratories, Inc. (a)	5,749	2,887,320
Insulet Corp. (a)	4,758	1,371,922
Intuitive Surgical, Inc. (a)	24,176	8,266,741
Medtronic PLC	91,795	8,087,139
ResMed, Inc.	10,176	2,223,456
Revvity, Inc.	8,590	1,020,406
Steris PLC	6,924	1,557,762
Stryker Corp.	23,303	7,109,512
Teleflex, Inc.	3,207	776,190
The Cooper Cos., Inc.	3,439	1,318,616
Thermo Fisher Scientific, Inc.	26,572	13,863,941
Waters Corp. (a)	4,064	1,083,219
West Pharmaceutical Services, Inc.	5,135	1,963,983
Zimmer Biomet Holdings, Inc.	14,343	2,088,341
		95,385,558
Health Care – Services — 2.2%
Catalent, Inc. (a)	12,240	530,726
Centene Corp. (a)	37,647	2,539,290
Charles River Laboratories International, Inc. (a)	3,531	742,393
DaVita, Inc. (a)	3,993	401,177
Elevance Health, Inc.	16,347	7,262,809
HCA Healthcare, Inc.	14,215	4,313,968
Humana, Inc.	8,593	3,842,188
IQVIA Holdings, Inc. (a)	12,844	2,886,946
Laboratory Corp. of America Holdings	6,100	1,472,113
Molina Healthcare, Inc. (a)	4,062	1,223,637
Quest Diagnostics, Inc.	7,638	1,073,597
UnitedHealth Group, Inc.	64,259	30,885,446
Universal Health Services, Inc. Class B	4,303	678,884
		57,853,174
Household Products & Wares — 0.3%
Avery Dennison Corp.	5,532	950,398
Church & Dwight Co., Inc.	16,826	1,686,470
Clorox Co.	8,545	1,358,997
Kimberly-Clark Corp.	23,252	3,210,171
		7,206,036
Pharmaceuticals — 5.9%
AbbVie, Inc.	121,667	16,392,195
AmerisourceBergen Corp.	11,212	2,157,525
Becton Dickinson & Co.	19,589	5,171,692
Bristol-Myers Squibb Co.	145,027	9,274,477
Cardinal Health, Inc.	17,464	1,651,570

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cigna Group	20,378	$5,718,067
CVS Health Corp.	88,323	6,105,769
Dexcom, Inc. (a)	26,653	3,425,177
Eli Lilly & Co.	54,366	25,496,567
Henry Schein, Inc. (a)	8,935	724,628
Johnson & Johnson	179,325	29,681,874
McKesson Corp.	9,345	3,993,212
Merck & Co., Inc.	175,135	20,208,828
Organon & Co.	18,329	381,426
Pfizer, Inc.	389,594	14,290,308
Viatris, Inc.	81,434	812,711
Zoetis, Inc.	31,805	5,477,139
		150,963,165
		517,387,591
Energy — 4.2%
Energy – Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	9,497	1,590,557
First Solar, Inc. (a)	6,876	1,307,059
SolarEdge Technologies, Inc. (a)	3,940	1,060,057
		3,957,673
Oil & Gas — 3.4%
APA Corp.	21,399	731,204
Chevron Corp.	120,286	18,927,002
ConocoPhillips	83,294	8,630,091
Coterra Energy, Inc.	52,868	1,337,560
Devon Energy Corp.	43,891	2,121,691
Diamondback Energy, Inc.	12,587	1,653,428
EOG Resources, Inc.	40,411	4,624,635
EQT Corp.	25,358	1,042,975
Exxon Mobil Corp.	278,882	29,910,095
Hess Corp.	19,194	2,609,424
Marathon Oil Corp.	42,933	988,318
Marathon Petroleum Corp.	29,175	3,401,805
Occidental Petroleum Corp.	49,334	2,900,839
Phillips 66	31,511	3,005,519
Pioneer Natural Resources Co.	16,062	3,327,725
Valero Energy Corp.	24,822	2,911,621
		88,123,932
Oil & Gas Services — 0.4%
Baker Hughes Co.	70,121	2,216,525
Halliburton Co.	62,372	2,057,652
Schlumberger NV	98,105	4,818,918
		9,093,095
Pipelines — 0.3%
Kinder Morgan, Inc.	136,882	2,357,108
ONEOK, Inc.	31,054	1,916,653
Targa Resources Corp.	15,429	1,174,147

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Williams Cos., Inc.	83,600	$2,727,868
		8,175,776
		109,350,476
Financial — 13.5%
Banks — 3.8%
Bank of America Corp.	478,381	13,724,751
Citigroup, Inc.	134,121	6,174,931
Citizens Financial Group, Inc.	33,827	882,208
Comerica, Inc.	9,176	388,695
Fifth Third Bancorp	47,162	1,236,116
Goldman Sachs Group, Inc.	22,912	7,390,036
Huntington Bancshares, Inc.	98,887	1,066,002
JP Morgan Chase & Co.	201,592	29,319,540
KeyCorp.	63,649	588,117
M&T Bank Corp.	11,567	1,431,532
Morgan Stanley	89,773	7,666,614
Northern Trust Corp.	14,297	1,059,980
PNC Financial Services Group, Inc.	27,433	3,455,186
Regions Financial Corp.	65,319	1,163,985
State Street Corp.	23,227	1,699,752
The Bank of New York Mellon Corp.	49,875	2,220,435
Truist Financial Corp.	91,296	2,770,834
U.S. Bancorp	95,835	3,166,388
Wells Fargo & Co.	258,806	11,045,840
Zions Bancorp NA	10,489	281,735
		96,732,677
Diversified Financial Services — 3.6%
American Express Co.	40,977	7,138,193
Ameriprise Financial, Inc.	7,238	2,404,174
BlackRock, Inc.	10,318	7,131,183
Capital One Financial Corp.	26,246	2,870,525
Cboe Global Markets, Inc.	7,296	1,006,921
Charles Schwab Corp.	102,396	5,803,805
CME Group, Inc.	24,776	4,590,745
Discover Financial Services	17,399	2,033,073
Franklin Resources, Inc.	19,879	530,968
Intercontinental Exchange, Inc.	38,522	4,356,068
Invesco Ltd.	32,219	541,601
Mastercard, Inc. Class A	57,701	22,693,803
Nasdaq, Inc.	23,043	1,148,694
Raymond James Financial, Inc.	13,249	1,374,849
Synchrony Financial	29,901	1,014,242
T. Rowe Price Group, Inc.	15,508	1,737,206
Visa, Inc. Class A	111,614	26,506,093
		92,882,143
Insurance — 3.7%
Aflac, Inc.	38,063	2,656,797
American International Group, Inc.	50,214	2,889,314
Aon PLC Class A	14,070	4,856,964
Arch Capital Group Ltd. (a)	25,866	1,936,070
Arthur J Gallagher & Co.	14,716	3,231,192
Assurant, Inc.	3,704	465,667

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Berkshire Hathaway, Inc. Class B (a)	123,061	$41,963,801
Brown & Brown, Inc.	16,438	1,131,592
Chubb Ltd.	28,523	5,492,389
Cincinnati Financial Corp.	10,692	1,040,545
Everest Re Group Ltd.	2,923	999,257
Globe Life, Inc.	5,976	655,089
Hartford Financial Services Group, Inc.	21,271	1,531,937
Lincoln National Corp.	11,351	292,402
Loews Corp.	12,857	763,449
Marsh & McLennan Cos., Inc.	34,153	6,423,496
MetLife, Inc.	44,524	2,516,942
Principal Financial Group, Inc.	15,625	1,185,000
Progressive Corp.	40,367	5,343,380
Prudential Financial, Inc.	25,182	2,221,556
The Allstate Corp.	18,226	1,987,363
Travelers Cos., Inc.	15,921	2,764,841
W. R. Berkley Corp.	14,003	834,019
Willis Towers Watson PLC	7,375	1,736,812
		94,919,874
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	21,532	1,737,848
Real Estate Investment Trusts (REITS) — 2.3%
Alexandria Real Estate Equities, Inc.	10,817	1,227,621
American Tower Corp.	32,235	6,251,656
AvalonBay Communities, Inc.	9,757	1,846,707
Boston Properties, Inc.	10,064	579,586
Camden Property Trust	7,421	807,924
Crown Castle, Inc.	29,804	3,395,868
Digital Realty Trust, Inc.	19,935	2,269,998
Equinix, Inc.	6,438	5,047,006
Equity Residential	23,619	1,558,145
Essex Property Trust, Inc.	4,499	1,054,116
Extra Space Storage, Inc.	9,421	1,402,316
Federal Realty Investment Trust	4,879	472,141
Healthpeak Properties, Inc.	37,979	763,378
Host Hotels & Resorts, Inc.	50,073	842,729
Invitation Homes, Inc.	39,643	1,363,719
Iron Mountain, Inc.	19,914	1,131,513
Kimco Realty Corp.	43,624	860,265
Mid-America Apartment Communities, Inc.	8,076	1,226,421
Prologis, Inc.	63,554	7,793,627
Public Storage	10,871	3,173,027
Realty Income Corp.	46,668	2,790,280
Regency Centers Corp.	10,845	669,896
SBA Communications Corp.	7,461	1,729,161
Simon Property Group, Inc.	22,399	2,586,637
UDR, Inc.	21,725	933,306
Ventas, Inc.	27,258	1,288,486
VICI Properties, Inc.	68,825	2,163,170
Welltower, Inc.	34,452	2,786,822
Weyerhaeuser Co.	50,219	1,682,839
		59,698,360
		345,970,902

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 7.7%
Aerospace & Defense — 1.6%
Boeing Co. (a)	38,985	$8,232,073
General Dynamics Corp.	15,522	3,339,558
Howmet Aerospace, Inc.	25,225	1,250,151
L3 Harris Technologies, Inc.	13,139	2,572,222
Lockheed Martin Corp.	15,541	7,154,766
Northrop Grumman Corp.	9,843	4,486,439
Raytheon Technologies Corp.	100,767	9,871,135
TransDigm Group, Inc.	3,581	3,202,023
		40,108,367
Building Materials — 0.6%
Carrier Global Corp.	57,449	2,855,790
Johnson Controls International PLC	47,137	3,211,915
Martin Marietta Materials, Inc.	4,253	1,963,568
Masco Corp.	15,353	880,955
Mohawk Industries, Inc. (a)	3,475	358,481
Trane Technologies PLC	15,662	2,995,514
Vulcan Materials Co.	9,173	2,067,961
		14,334,184
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	15,948	2,581,662
Emerson Electric Co.	39,291	3,551,514
Generac Holdings, Inc. (a)	4,255	634,548
		6,767,724
Electronics — 1.1%
Agilent Technologies, Inc.	20,441	2,458,030
Allegion PLC	6,027	723,361
Amphenol Corp. Class A	41,196	3,499,600
Fortive Corp.	24,180	1,807,939
Garmin Ltd.	10,650	1,110,688
Honeywell International, Inc.	45,932	9,530,890
Keysight Technologies, Inc. (a)	12,214	2,045,234
Mettler-Toledo International, Inc. (a)	1,525	2,000,251
TE Connectivity Ltd.	21,726	3,045,116
Trimble, Inc. (a)	17,158	908,345
		27,129,454
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	8,747	1,039,931
Environmental Controls — 0.3%
Pentair PLC	11,537	745,290
Republic Services, Inc.	14,244	2,181,753
Waste Management, Inc.	25,478	4,418,395
		7,345,438
Hand & Machine Tools — 0.1%
Snap-on, Inc.	3,698	1,065,727

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Stanley Black & Decker, Inc.	10,468	$980,956
		2,046,683
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	35,541	8,744,863
Machinery – Diversified — 0.8%
Deere & Co.	18,604	7,538,155
Dover Corp.	9,752	1,439,883
IDEX Corp.	5,173	1,113,540
Ingersoll Rand, Inc.	28,035	1,832,367
Nordson Corp.	3,729	925,463
Otis Worldwide Corp.	28,696	2,554,231
Rockwell Automation, Inc.	7,965	2,624,069
Westinghouse Air Brake Technologies Corp.	12,428	1,362,979
Xylem, Inc.	16,492	1,857,329
		21,248,016
Miscellaneous - Manufacturing — 1.1%
3M Co.	37,940	3,797,415
A.O. Smith Corp.	8,591	625,253
Axon Enterprise, Inc. (a)	4,899	955,893
Eaton Corp. PLC	27,556	5,541,511
General Electric Co.	75,079	8,247,428
Illinois Tool Works, Inc.	19,111	4,780,808
Parker-Hannifin Corp.	8,893	3,468,626
Teledyne Technologies, Inc. (a)	3,287	1,351,318
Textron, Inc.	13,721	927,951
		29,696,203
Packaging & Containers — 0.1%
Amcor PLC	101,909	1,017,052
Ball Corp.	21,584	1,256,405
Packaging Corp. of America	6,201	819,524
Sealed Air Corp.	9,602	384,080
WestRock Co.	18,105	526,312
		4,003,373
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	2,676	609,058
Transportation — 1.4%
C.H. Robinson Worldwide, Inc.	7,856	741,214
CSX Corp.	140,577	4,793,676
Expeditors International of Washington, Inc.	10,670	1,292,457
FedEx Corp.	15,902	3,942,106
JB Hunt Transport Services, Inc.	5,683	1,028,794
Norfolk Southern Corp.	15,769	3,575,778
Old Dominion Freight Line, Inc.	6,240	2,307,240
Union Pacific Corp.	42,036	8,601,406
United Parcel Service, Inc. Class B	50,029	8,967,698
		35,250,369
		198,323,663

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 27.3%
Computers — 9.1%
Accenture PLC Class A	43,596	$13,452,854
Apple, Inc.	1,019,954	197,840,477
Cognizant Technology Solutions Corp. Class A	34,781	2,270,504
DXC Technology Co. (a)	16,034	428,428
EPAM Systems, Inc. (a)	4,034	906,642
Fortinet, Inc. (a)	45,056	3,405,783
Hewlett Packard Enterprise Co.	89,778	1,508,270
HP, Inc.	59,556	1,828,965
International Business Machines Corp.	62,603	8,376,907
Leidos Holdings, Inc.	9,604	849,762
NetApp, Inc.	14,763	1,127,893
Seagate Technology Holdings PLC	13,225	818,231
Western Digital Corp. (a)	21,607	819,554
		233,634,270
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a)	3,519	1,041,026
Semiconductors — 7.2%
Advanced Micro Devices, Inc. (a)	111,126	12,658,363
Analog Devices, Inc.	34,953	6,809,194
Applied Materials, Inc.	58,295	8,425,959
Broadcom, Inc.	28,772	24,957,696
Intel Corp.	287,645	9,618,849
KLA Corp.	9,463	4,589,744
Lam Research Corp.	9,268	5,958,026
Microchip Technology, Inc.	37,636	3,371,809
Micron Technology, Inc.	75,437	4,760,829
Monolithic Power Systems, Inc.	3,094	1,671,472
NVIDIA Corp.	170,597	72,165,943
NXP Semiconductor NV	17,856	3,654,766
ON Semiconductor Corp. (a)	29,673	2,806,472
Qorvo, Inc. (a)	6,926	706,660
QUALCOMM, Inc.	76,896	9,153,700
Skyworks Solutions, Inc.	10,852	1,201,208
Teradyne, Inc.	10,687	1,189,784
Texas Instruments, Inc.	62,594	11,268,172
		184,968,646
Software — 10.9%
Activision Blizzard, Inc. (a)	49,364	4,161,385
Adobe, Inc. (a)	31,623	15,463,331
Akamai Technologies, Inc. (a)	10,615	953,970
ANSYS, Inc. (a)	6,005	1,983,271
Autodesk, Inc. (a)	14,779	3,023,931
Broadridge Financial Solutions, Inc.	8,100	1,341,603
Cadence Design Systems, Inc. (a)	18,804	4,409,914
Ceridian HCM Holding, Inc. (a)	10,572	708,007
Electronic Arts, Inc.	17,925	2,324,873
Fair Isaac Corp. (a)	1,715	1,387,795
Fidelity National Information Services, Inc.	40,529	2,216,936
Fiserv, Inc. (a)	42,504	5,361,880
Intuit, Inc.	19,313	8,849,024
Jack Henry & Associates, Inc.	4,992	835,311

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Microsoft Corp.	512,924	$174,671,139
MSCI, Inc.	5,517	2,589,073
Oracle Corp.	106,159	12,642,475
Paychex, Inc.	22,243	2,488,325
Paycom Software, Inc.	3,372	1,083,221
PTC, Inc. (a)	7,428	1,057,004
Roper Technologies, Inc.	7,339	3,528,591
Salesforce, Inc. (a)	67,555	14,271,669
ServiceNow, Inc. (a)	14,044	7,892,307
Synopsys, Inc. (a)	10,495	4,569,628
Take-Two Interactive Software, Inc. (a)	10,855	1,597,422
Tyler Technologies, Inc. (a)	2,892	1,204,431
		280,616,516
		700,260,458
Utilities — 2.6%
Electric — 2.4%
AES Corp.	45,831	950,077
Alliant Energy Corp.	17,276	906,644
Ameren Corp.	18,184	1,485,087
American Electric Power Co., Inc.	35,358	2,977,144
CenterPoint Energy, Inc.	43,363	1,264,031
CMS Energy Corp.	20,186	1,185,928
Consolidated Edison, Inc.	24,015	2,170,956
Constellation Energy Corp.	22,473	2,057,403
Dominion Energy, Inc.	57,327	2,968,965
DTE Energy Co.	14,275	1,570,535
Duke Energy Corp.	53,051	4,760,797
Edison International	26,640	1,850,148
Entergy Corp.	14,628	1,424,328
Evergy, Inc.	15,752	920,232
Eversource Energy	24,118	1,710,449
Exelon Corp.	68,264	2,781,075
FirstEnergy Corp.	37,783	1,469,003
NextEra Energy, Inc.	139,708	10,366,334
NRG Energy, Inc.	15,738	588,444
PG&E Corp. (a)	112,487	1,943,775
Pinnacle West Capital Corp.	7,690	626,427
PPL Corp.	50,723	1,342,131
Public Service Enterprise Group, Inc.	34,564	2,164,052
Sempra Energy	21,619	3,147,510
Southern Co.	75,259	5,286,945
WEC Energy Group, Inc.	21,819	1,925,309
Xcel Energy, Inc.	37,681	2,342,628
		62,186,357
Gas — 0.1%
Atmos Energy Corp.	10,039	1,167,938
NiSource, Inc.	28,803	787,762
		1,955,700
Water — 0.1%
American Water Works Co., Inc.	13,511	1,928,695
		66,070,752

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $1,369,110,055)		$2,563,447,587

TOTAL EQUITIES (Cost $1,369,110,055)		2,563,447,587

TOTAL LONG-TERM INVESTMENTS (Cost $1,369,110,055)		2,563,447,587

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%

Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (b)	$5,480,333	5,480,333
U.S. Treasury Bill — 0.0%
U.S. Treasury Bills
5.294% 10/26/23 (c) (d)	75,000	73,754
5.324% 10/26/23 (c) (d)	25,000	24,584
5.489% 10/26/23 (c) (d)	105,000	103,256
5.591% 10/26/23 (c) (d)	290,000	285,183
		486,777

TOTAL SHORT-TERM INVESTMENTS (Cost $5,966,860)		5,967,110

TOTAL INVESTMENTS — 100.1% (Cost $1,375,076,915) (e)		2,569,414,697

Other Assets/(Liabilities) — (0.1)%		(3,171,859)

NET ASSETS — 100.0%		$2,566,242,838

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $5,481,027. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $5,589,990.
(c)	The rate shown represents yield-to-maturity.
(d)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	9/15/23	34	$7,474,591	$155,434

MassMutual Equity Opportunities Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 96.9%
Basic Materials — 7.9%
Chemicals — 7.5%
CF Industries Holdings, Inc.	65,800	$4,567,836
Ecolab, Inc.	114,160	21,312,530
Linde PLC	59,894	22,824,406
		48,704,772
Forest Products & Paper — 0.4%
International Paper Co.	83,300	2,649,773
		51,354,545
Communications — 1.2%
Media — 1.2%
News Corp. Class A	226,843	4,423,438
News Corp. Class B	46,300	913,036
Walt Disney Co. (a)	27,600	2,464,128
		7,800,602
		7,800,602
Consumer, Cyclical — 10.3%
Apparel — 3.2%
NIKE, Inc. Class B	187,791	20,726,493
Lodging — 0.4%
Las Vegas Sands Corp. (a)	48,700	2,824,600
Retail — 6.7%
McDonald's Corp.	63,605	18,980,368
TJX Cos., Inc.	287,277	24,358,217
		43,338,585
		66,889,678
Consumer, Non-cyclical — 31.6%
Agriculture — 0.9%
Philip Morris International, Inc.	57,500	5,613,150
Beverages — 4.5%
Coca-Cola Co.	138,971	8,368,833
PepsiCo, Inc.	112,922	20,915,413
		29,284,246

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cosmetics & Personal Care — 5.8%
Colgate-Palmolive Co.	245,422	$18,907,311
Procter & Gamble Co.	120,976	18,356,898
		37,264,209
Food — 0.9%
Conagra Brands, Inc.	98,200	3,311,304
Tyson Foods, Inc. Class A	52,400	2,674,496
		5,985,800
Health Care – Products — 9.1%
Danaher Corp.	95,305	22,873,200
Medtronic PLC	140,942	12,416,990
Stryker Corp.	67,243	20,515,167
Zimmer Biomet Holdings, Inc.	21,400	3,115,840
		58,921,197
Health Care – Services — 4.9%
Elevance Health, Inc.	16,920	7,517,387
UnitedHealth Group, Inc.	50,178	24,117,554
		31,634,941
Household Products & Wares — 0.5%
Kimberly-Clark Corp.	25,800	3,561,948
Pharmaceuticals — 5.0%
AbbVie, Inc.	17,000	2,290,410
Becton Dickinson & Co.	25,033	6,608,962
Johnson & Johnson	114,461	18,945,585
Sanofi ADR	58,000	3,126,200
Viatris, Inc.	140,100	1,398,198
		32,369,355
		204,634,846
Energy — 1.9%
Oil & Gas — 1.9%
EOG Resources, Inc.	22,300	2,552,012
TotalEnergies SE	131,400	7,530,859
TotalEnergies SE Sponsored ADR	37,100	2,138,444
		12,221,315
		12,221,315
Financial — 20.6%
Banks — 2.8%
Fifth Third Bancorp	197,100	5,165,991
U.S. Bancorp	137,900	4,556,216
Wells Fargo & Co.	195,000	8,322,600
		18,044,807

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 6.8%
American Express Co.	118,891	$20,710,812
Visa, Inc. Class A	98,284	23,340,485
		44,051,297
Insurance — 8.5%
American International Group, Inc.	86,600	4,982,964
Chubb Ltd.	123,639	23,807,926
Equitable Holdings, Inc.	145,000	3,938,200
Marsh & McLennan Cos., Inc.	117,487	22,096,955
		54,826,045
Real Estate Investment Trusts (REITS) — 2.5%
American Tower Corp.	43,529	8,442,014
Equity Residential	63,000	4,156,110
Weyerhaeuser Co.	119,100	3,991,041
		16,589,165
		133,511,314
Industrial — 11.5%
Aerospace & Defense — 4.3%
Boeing Co. (a)	15,500	3,272,980
L3 Harris Technologies, Inc.	27,200	5,324,944
Lockheed Martin Corp.	10,181	4,687,129
Northrop Grumman Corp.	32,308	14,725,986
		28,011,039
Electronics — 3.4%
Honeywell International, Inc.	107,144	22,232,380
Hand & Machine Tools — 0.6%
Stanley Black & Decker, Inc.	40,400	3,785,884
Miscellaneous - Manufacturing — 1.0%
General Electric Co.	55,100	6,052,735
Transportation — 2.2%
Union Pacific Corp.	52,885	10,821,329
United Parcel Service, Inc. Class B	17,900	3,208,575
		14,029,904
		74,111,942
Technology — 10.1%
Computers — 3.2%
Accenture PLC Class A	66,446	20,503,907
Semiconductors — 2.8%
QUALCOMM, Inc.	60,000	7,142,400
Samsung Electronics Co. Ltd.	28,800	1,587,353
Texas Instruments, Inc.	51,832	9,330,797
		18,060,550

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 4.1%
Microsoft Corp.	79,024	$26,910,833
		65,475,290
Utilities — 1.8%
Electric — 1.8%
Dominion Energy, Inc.	81,600	4,226,064
Southern Co.	108,900	7,650,225
		11,876,289
		11,876,289

TOTAL COMMON STOCK (Cost $519,615,998)		627,875,821

PREFERRED STOCK — 0.7%
Consumer, Cyclical — 0.7%
Auto Manufacturers — 0.7%
Dr Ing hc F Porsche AG 0.888% (b)	20,700	2,569,185
Volkswagen AG 22.618%	17,800	2,387,469
		4,956,654

TOTAL PREFERRED STOCK (Cost $5,563,183)		4,956,654

TOTAL EQUITIES (Cost $525,179,181)		632,832,475

TOTAL LONG-TERM INVESTMENTS (Cost $525,179,181)		632,832,475

SHORT-TERM INVESTMENTS — 1.6%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	162	162

	Principal Amount
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (c)	$10,233,504	10,233,504

TOTAL SHORT-TERM INVESTMENTS (Cost $10,233,666)		10,233,666

TOTAL INVESTMENTS — 99.2% (Cost $535,412,847) (d)		643,066,141

Other Assets/(Liabilities) — 0.8%		4,863,967

NET ASSETS — 100.0%		$647,930,108

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $2,569,185 or 0.40% of net assets.
(c)	Maturity value of $10,234,800. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $10,438,301.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Fundamental Growth Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 0.7%
Chemicals — 0.7%
Celanese Corp.	1,950	$225,810
Communications — 7.1%
Internet — 5.7%
CDW Corp.	4,800	880,800
Etsy, Inc. (a)	5,229	442,426
Palo Alto Networks, Inc. (a)	1,495	381,987
		1,705,213
Telecommunications — 1.4%
Arista Networks, Inc. (a)	1,220	197,713
Nice Ltd. Sponsored ADR (a) (b)	1,020	210,630
		408,343
		2,113,556
Consumer, Cyclical — 13.1%
Apparel — 0.8%
Tapestry, Inc.	5,970	255,516
Auto Parts & Equipment — 0.7%
Aptiv PLC (a)	2,000	204,180
Distribution & Wholesale — 2.7%
Copart, Inc. (a)	2,800	255,388
Watsco, Inc. (b)	754	287,628
WESCO International, Inc.	1,420	254,265
		797,281
Entertainment — 1.2%
Live Nation Entertainment, Inc. (a)	1,740	158,531
Vail Resorts, Inc.	780	196,373
		354,904
Lodging — 2.6%
Hilton Worldwide Holdings, Inc.	5,404	786,552
Retail — 5.1%
Chipotle Mexican Grill, Inc. (a)	176	376,464
Freshpet, Inc. (a)	8,691	571,955

MassMutual Fundamental Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lululemon Athletica, Inc. (a)	1,492	$564,722
		1,513,141
		3,911,574
Consumer, Non-cyclical — 30.2%
Beverages — 2.1%
Celsius Holdings, Inc. (a)	1,646	245,567
Constellation Brands, Inc. Class A	1,490	366,733
		612,300
Biotechnology — 2.1%
Illumina, Inc. (a)	2,173	407,416
Legend Biotech Corp. ADR (a)	1,350	93,190
Sarepta Therapeutics, Inc. (a)	1,130	129,408
		630,014
Commercial Services — 6.0%
CoStar Group, Inc. (a)	3,230	287,470
Gartner, Inc. (a)	2,253	789,249
Global Payments, Inc.	2,350	231,522
TransUnion	6,237	488,544
		1,796,785
Health Care – Products — 12.1%
Align Technology, Inc. (a)	2,142	757,497
Avantor, Inc. (a)	10,560	216,902
Bio-Techne Corp.	2,460	200,810
Cooper Cos., Inc.	717	274,919
Exact Sciences Corp. (a)	5,983	561,804
IDEXX Laboratories, Inc. (a)	518	260,155
Insulet Corp. (a)	1,879	541,791
Masimo Corp. (a)	980	161,259
Omnicell, Inc. (a)	6,273	462,132
Repligen Corp. (a)	1,292	182,766
		3,620,035
Health Care – Services — 5.8%
ICON PLC (a)	5,110	1,278,522
Molina Healthcare, Inc. (a)	1,481	446,137
		1,724,659
Pharmaceuticals — 2.1%
Ascendis Pharma A/S ADR (a)	3,210	286,492
Dexcom, Inc. (a)	2,670	343,122
		629,614
		9,013,407
Energy — 3.1%
Oil & Gas — 1.0%
Devon Energy Corp.	6,200	299,708

MassMutual Fundamental Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 0.4%
Halliburton Co.	3,180	$104,908
Pipelines — 1.7%
Cheniere Energy, Inc.	3,357	511,473
		916,089
Financial — 6.9%
Diversified Financial Services — 2.7%
Hamilton Lane, Inc. Class A	7,017	561,220
LPL Financial Holdings, Inc.	1,100	239,173
		800,393
Insurance — 1.4%
American International Group, Inc.	3,190	183,553
Arthur J Gallagher & Co.	1,090	239,331
		422,884
Private Equity — 2.3%
Ares Management Corp. Class A	7,179	691,696
Real Estate Investment Trusts (REITS) — 0.5%
Essex Property Trust, Inc.	630	147,609
		2,062,582
Industrial — 13.5%
Aerospace & Defense — 2.7%
Hexcel Corp.	4,315	328,026
TransDigm Group, Inc.	532	475,699
		803,725
Building Materials — 3.3%
Builders FirstSource, Inc. (a)	5,111	695,096
Vulcan Materials Co.	1,310	295,326
		990,422
Electrical Components & Equipment — 1.1%
AMETEK, Inc.	1,940	314,047
Electronics — 1.0%
Agilent Technologies, Inc.	2,506	301,347
Environmental Controls — 0.7%
Waste Connections, Inc.	1,570	224,400
Machinery – Construction & Mining — 2.4%
BWX Technologies, Inc.	10,063	720,209
Machinery – Diversified — 1.4%
Rockwell Automation, Inc.	1,280	421,696
Transportation — 0.9%
JB Hunt Transport Services, Inc.	1,430	258,873
		4,034,719

MassMutual Fundamental Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 23.9%
Computers — 3.5%
Fortinet, Inc. (a)	5,550	$419,525
Genpact Ltd.	4,620	173,573
NetApp, Inc.	3,200	244,480
Zscaler, Inc. (a)	1,460	213,598
		1,051,176
Semiconductors — 3.7%
KLA Corp.	652	316,233
Marvell Technology, Inc.	2,370	141,679
Microchip Technology, Inc.	3,200	286,688
ON Semiconductor Corp. (a)	3,856	364,700
		1,109,300
Software — 16.7%
Cadence Design Systems, Inc. (a)	1,544	362,099
Ceridian HCM Holding, Inc. (a)	10,808	723,812
Electronic Arts, Inc.	4,948	641,756
Fair Isaac Corp. (a)	349	282,414
HubSpot, Inc. (a)	554	294,778
MongoDB, Inc. (a)	1,588	652,652
MSCI, Inc.	1,639	769,166
Splunk, Inc. (a)	2,670	283,260
Veeva Systems, Inc. Class A (a)	2,348	464,270
ZoomInfo Technologies, Inc. (a)	19,522	495,664
		4,969,871
		7,130,347

TOTAL COMMON STOCK (Cost $26,726,129)		29,408,084

TOTAL EQUITIES (Cost $26,726,129)		29,408,084

TOTAL LONG-TERM INVESTMENTS (Cost $26,726,129)		29,408,084

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (c)	$440,342	440,342

TOTAL SHORT-TERM INVESTMENTS (Cost $440,342)		440,342

MassMutual Fundamental Growth Fund — Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 100.0% (Cost $27,166,471) (d)	$29,848,426

Other Assets/(Liabilities) — (0.0)%	(6,019)

NET ASSETS — 100.0%	$29,842,407

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $488,322 or 1.64% of net assets. The Fund received $502,607 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $440,398. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $449,161.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Blue Chip Growth Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.7%
Basic Materials — 0.5%
Chemicals — 0.5%
Linde PLC	18,142	$6,913,553
Sherwin-Williams Co.	24,270	6,444,171
		13,357,724
Communications — 26.9%
Internet — 24.7%
Alibaba Group Holding Ltd. Sponsored ADR (a) (b)	124,672	10,391,411
Alphabet, Inc. Class A (a)	644,096	77,098,291
Alphabet, Inc. Class C (a)	758,981	91,813,932
Amazon.com, Inc. (a)	1,262,809	164,619,781
Booking Holdings, Inc. (a)	4,069	10,987,643
DoorDash, Inc., Class A (a)	40,770	3,115,643
Meta Platforms, Inc. Class A (a)	543,901	156,088,709
Netflix, Inc. (a)	153,702	67,704,194
Sea Ltd. ADR (a)	68,177	3,956,993
Shopify, Inc. Class A (a)	453,554	29,299,589
		615,076,186
Media — 1.7%
FactSet Research Systems, Inc.	39,665	15,891,782
Walt Disney Co. (a)	286,569	25,584,881
		41,476,663
Telecommunications — 0.5%
T-Mobile U.S., Inc. (a)	97,846	13,590,809
		670,143,658
Consumer, Cyclical — 8.0%
Apparel — 0.2%
NIKE, Inc. Class B	47,628	5,256,702
Auto Manufacturers — 4.3%
Tesla, Inc. (a)	408,140	106,838,808
Retail — 3.5%
Chipotle Mexican Grill, Inc. (a)	6,871	14,697,069
Dollar General Corp.	52,280	8,876,098
Lululemon Athletica, Inc. (a)	17,784	6,731,244
Ross Stores, Inc.	73,856	8,281,473
Starbucks Corp.	212,505	21,050,745

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TJX Cos., Inc.	74,112	$6,283,957
Yum China Holdings, Inc.	121,901	6,887,407
Yum! Brands, Inc.	104,180	14,434,139
		87,242,132
		199,337,642
Consumer, Non-cyclical — 15.4%
Beverages — 1.4%
Monster Beverage Corp. (a)	627,551	36,046,530
Biotechnology — 2.7%
Illumina, Inc. (a)	90,480	16,964,095
Regeneron Pharmaceuticals, Inc. (a)	29,701	21,341,357
Vertex Pharmaceuticals, Inc. (a)	79,861	28,103,884
		66,409,336
Commercial Services — 1.8%
Adyen NV Sponsored ADR (a)	283,604	4,903,513
Affirm Holdings, Inc. (a) (b)	43,177	661,903
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $3,358,253) (a) (c) (d) (e)	881,113	1,550,759
Block, Inc. (a)	225,268	14,996,091
Cintas Corp.	4,939	2,455,078
PayPal Holdings, Inc. (a)	173,608	11,584,862
S&P Global, Inc.	19,464	7,802,923
		43,955,129
Health Care – Products — 3.2%
Align Technology, Inc. (a)	5,540	1,959,166
Danaher Corp.	41,304	9,912,960
Intuitive Surgical, Inc. (a)	116,108	39,701,969
Stryker Corp.	29,543	9,013,274
Teleflex, Inc.	8,558	2,071,293
Thermo Fisher Scientific, Inc.	35,071	18,298,294
		80,956,956
Health Care – Services — 2.5%
Elevance Health, Inc.	12,113	5,381,685
Humana, Inc.	21,764	9,731,337
UnitedHealth Group, Inc.	96,843	46,546,620
		61,659,642
Pharmaceuticals — 3.8%
AstraZeneca PLC Sponsored ADR	54,824	3,923,754
Eli Lilly & Co.	79,518	37,292,352
Novartis AG Sponsored ADR	150,578	15,194,826
Novo Nordisk AS Sponsored ADR	113,173	18,314,786
Roche Holding AG Sponsored ADR	342,468	13,082,277
Zoetis, Inc.	45,252	7,792,847
		95,600,842
		384,628,435

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 7.8%
Banks — 0.4%
Goldman Sachs Group, Inc.	12,286	$3,962,726
Morgan Stanley	80,259	6,854,119
		10,816,845
Diversified Financial Services — 6.5%
Charles Schwab Corp.	76,644	4,344,182
Mastercard, Inc. Class A	95,827	37,688,759
SEI Investments Co.	225,946	13,470,900
Visa, Inc. Class A (b)	447,204	106,202,006
		161,705,847
Insurance — 0.9%
Chubb Ltd.	70,917	13,655,777
Marsh & McLennan Cos., Inc.	49,394	9,290,024
		22,945,801
		195,468,493
Industrial — 4.0%
Aerospace & Defense — 2.4%
Boeing Co. (a)	260,836	55,078,130
TransDigm Group, Inc.	4,168	3,726,900
		58,805,030
Electronics — 0.1%
TE Connectivity Ltd.	18,214	2,552,874
Machinery – Diversified — 0.3%
Deere & Co.	18,563	7,521,542
Miscellaneous - Manufacturing — 0.3%
General Electric Co.	65,323	7,175,732
Transportation — 0.9%
Expeditors International of Washington, Inc.	150,538	18,234,668
Old Dominion Freight Line, Inc.	14,165	5,237,509
		23,472,177
		99,527,355
Technology — 36.0%
Computers — 6.5%
Apple, Inc.	821,314	159,310,277
Crowdstrike Holdings, Inc. Class A (a)	12,465	1,830,734
Fortinet, Inc. (a)	20,645	1,560,556
		162,701,567
Semiconductors — 9.7%
Advanced Micro Devices, Inc. (a)	108,634	12,374,499
ASML Holding NV	26,520	19,220,370
Lam Research Corp.	3,869	2,487,225

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Marvell Technology, Inc.	69,271	$4,141,020
Monolithic Power Systems, Inc.	15,324	8,278,484
NVIDIA Corp.	397,751	168,256,628
QUALCOMM, Inc.	145,726	17,347,223
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	49,006	4,945,686
Texas Instruments, Inc.	28,633	5,154,513
		242,205,648
Software — 19.8%
Atlassian Corp. Class A Class A (a)	29,921	5,021,043
Autodesk, Inc. (a)	151,819	31,063,685
Bill Holdings, Inc. (a)	41,014	4,792,486
Canva, Inc. (Acquired 8/16/21-12/17/21, Cost $2,302,739) (a) (c) (d) (e)	1,351	958,629
Confluent, Inc. Class A (a)	53,275	1,881,140
Datadog, Inc. Class A (a)	27,128	2,668,853
Fiserv, Inc. (a)	25,067	3,162,202
Gusto, Inc. (Acquired 10/04/21, Cost $765,943) (a) (c) (d) (e)	26,606	500,991
Intuit, Inc.	37,739	17,291,632
Microsoft Corp.	734,215	250,029,576
MongoDB, Inc. (a)	21,689	8,913,962
MSCI, Inc.	4,005	1,879,506
Oracle Corp.	456,441	54,357,559
Paycom Software, Inc.	3,417	1,097,677
Roper Technologies, Inc.	21,277	10,229,982
Salesforce, Inc. (a)	152,420	32,200,249
ServiceNow, Inc. (a)	56,279	31,627,110
Snowflake, Inc. Class A (a)	18,103	3,185,766
Synopsys, Inc. (a)	37,232	16,211,185
Veeva Systems, Inc. Class A (a)	15,912	3,146,280
Workday, Inc. Class A (a)	52,912	11,952,292
		492,171,805
		897,079,020
Utilities — 0.1%
Electric — 0.1%
Constellation Energy Corp.	36,235	3,317,314

TOTAL COMMON STOCK (Cost $1,572,771,669)		2,462,859,641

PREFERRED STOCK — 0.2%
Technology — 0.2%
Software — 0.2%
Canva, Inc., Series A (Acquired 11/04/21-12/17/21, Cost $144,893) (a) (c) (d) (e)	85	60,313
Canva, Inc., Series A-3 (Acquired 11/04/21-12/17/21, Cost $17,043) (a) (c) (d) (e)	10	7,096
Databricks, Inc., Series G (Acquired 2/01/21, Cost $815,183) (a) (c) (d) (e)	13,788	1,008,730
Databricks, Inc., Series H (Acquired 8/31/21, Cost $2,202,319) (a) (c) (d) (e)	29,970	2,192,605
Gusto, Inc., Series E (Acquired 7/13/21, Cost $1,117,484) (a) (c) (d) (e)	36,765	692,285
		3,961,029

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL PREFERRED STOCK (Cost $4,296,923)		$3,961,029

TOTAL EQUITIES (Cost $1,577,068,592)		2,466,820,670

	Principal Amount
BONDS & NOTES — 0.1%

CORPORATE DEBT — 0.1%
Retail — 0.1%
Carvana Co.
10.250% 5/01/30 (f)	$3,685,000	2,902,757

TOTAL CORPORATE DEBT (Cost $3,685,000)		2,902,757

TOTAL BONDS & NOTES (Cost $3,685,000)		2,902,757

TOTAL LONG-TERM INVESTMENTS (Cost $1,580,753,592)		2,469,723,427

	Number of Shares
SHORT-TERM INVESTMENTS — 1.0%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	103	103

	Principal Amount
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (g)	$23,830,987	23,830,987

TOTAL SHORT-TERM INVESTMENTS (Cost $23,831,090)		23,831,090

TOTAL INVESTMENTS — 100.0% (Cost $1,604,584,682) (h)		2,493,554,517

Other Assets/(Liabilities) — 0.0%		654,814

NET ASSETS — 100.0%		$2,494,209,331

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $7,615,939 or 0.31% of net assets. The Fund received $7,792,789 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment is valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2023, these securities amounted to a value of $6,971,408 or 0.28% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At June 30, 2023, these securities amounted to a value of $6,971,408 or 0.28% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $2,902,757 or 0.12% of net assets.
(g)	Maturity value of $23,834,005. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $24,307,612.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Growth Opportunities Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.8%
Basic Materials — 1.3%
Chemicals — 1.3%
Linde PLC	5,851	$2,229,699
Communications — 21.4%
Internet — 21.4%
Airbnb, Inc. Class A (a)	9,942	1,274,167
Alphabet, Inc. Class A (a)	22,986	2,751,424
Amazon.com, Inc. (a)	95,507	12,450,293
DoorDash, Inc., Class A (a)	26,089	1,993,721
Match Group, Inc. (a)	35,718	1,494,798
Meta Platforms, Inc. Class A (a)	12,188	3,497,712
Netflix, Inc. (a)	7,447	3,280,329
Sea Ltd. ADR (a)	26,251	1,523,608
Shopify, Inc. Class A (a)	41,752	2,697,179
Uber Technologies, Inc. (a)	137,009	5,914,679
		36,877,910

Consumer, Cyclical — 3.5%
Apparel — 1.3%
NIKE, Inc. Class B	20,774	2,292,827
Distribution & Wholesale — 1.2%
Copart, Inc. (a)	22,273	2,031,520
Retail — 1.0%
Floor & Decor Holdings, Inc. Class A (a)	15,909	1,653,900
		5,978,247
Consumer, Non-cyclical — 19.7%
Biotechnology — 2.0%
Corteva, Inc.	45,259	2,593,341
Ultragenyx Pharmaceutical, Inc. (a)	16,872	778,305
		3,371,646
Commercial Services — 5.7%
Block, Inc. (a)	52,390	3,487,603
CoStar Group, Inc. (a)	38,340	3,412,260
S&P Global, Inc.	7,407	2,969,392
		9,869,255

MassMutual Growth Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 8.0%
10X Genomics, Inc. Class A (a)	26,359	$1,471,886
Align Technology, Inc. (a)	5,212	1,843,172
Danaher Corp.	9,618	2,308,320
Edwards Lifesciences Corp. (a)	52,289	4,932,421
Intuitive Surgical, Inc. (a)	9,271	3,170,126
		13,725,925
Health Care – Services — 1.1%
IQVIA Holdings, Inc. (a)	8,448	1,898,857
Pharmaceuticals — 2.9%
Dexcom, Inc. (a)	39,273	5,046,973
		33,912,656
Financial — 11.5%
Diversified Financial Services — 10.3%
CME Group, Inc.	20,682	3,832,168
Mastercard, Inc. Class A	12,270	4,825,791
Visa, Inc. Class A	37,687	8,949,909
		17,607,868
Private Equity — 1.2%
KKR & Co., Inc.	37,195	2,082,920
		19,690,788
Industrial — 6.4%
Aerospace & Defense — 2.2%
Boeing Co. (a)	17,719	3,741,544
Environmental Controls — 2.0%
Waste Management, Inc.	19,714	3,418,802
Transportation — 2.2%
Canadian Pacific Kansas City Ltd. (b)	47,856	3,865,329
		11,025,675
Technology — 34.0%
Semiconductors — 10.2%
Advanced Micro Devices, Inc. (a)	21,633	2,464,215
Entegris, Inc.	22,497	2,493,117
Lam Research Corp.	4,552	2,926,299
NVIDIA Corp.	22,601	9,560,675
		17,444,306
Software — 23.8%
Atlassian Corp. Class A Class A (a)	16,203	2,719,025
Cloudflare, Inc. Class A (a)	22,911	1,497,692
Datadog, Inc. Class A (a)	40,184	3,953,302
Microsoft Corp.	52,736	17,958,717
ServiceNow, Inc. (a)	16,541	9,295,546
Snowflake, Inc. Class A (a)	14,716	2,589,722

MassMutual Growth Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Veeva Systems, Inc. Class A (a)	15,087	$2,983,153
		40,997,157
		58,441,463

TOTAL COMMON STOCK (Cost $144,613,325)		168,156,438

TOTAL EQUITIES (Cost $144,613,325)		168,156,438

TOTAL LONG-TERM INVESTMENTS (Cost $144,613,325)		168,156,438

SHORT-TERM INVESTMENTS — 4.2%
Investment of Cash Collateral from Securities Loaned — 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	4,384,545	4,384,545

Repurchase Agreement — 1.7%	Principal Amount
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (d)	$2,927,739	2,927,739

TOTAL SHORT-TERM INVESTMENTS (Cost $7,312,284)		7,312,284

TOTAL INVESTMENTS — 102.0% (Cost $151,925,609) (e)		175,468,722

Other Assets/(Liabilities) — (2.0)%		(3,509,012)

NET ASSETS — 100.0%		$171,959,710

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $4,297,465 or 2.50% of net assets. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $2,928,110. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/2025 , and an aggregate market value, including accrued interest, of $2,986,299.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Mid Cap Value Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 97.0%
Basic Materials — 4.9%
Chemicals — 3.2%
Akzo Nobel NV	7,096	$579,818
Axalta Coating Systems Ltd. (a)	4,607	151,156
CF Industries Holdings, Inc.	6,668	462,892
Huntsman Corp.	9,884	267,066
LyondellBasell Industries NV Class A	6,914	634,913
Mosaic Co.	14,700	514,500
Olin Corp.	20,363	1,046,454
		3,656,799
Iron & Steel — 1.7%
Nucor Corp.	3,870	634,603
Steel Dynamics, Inc.	5,660	616,544
U.S. Steel Corp.	31,358	784,263
		2,035,410
		5,692,209
Communications — 9.0%
Advertising — 0.5%
Interpublic Group of Cos., Inc.	9,944	383,640
Omnicom Group, Inc.	2,110	200,766
Trade Desk, Inc. Class A (a)	433	33,436
		617,842
Internet — 3.3%
Coupang, Inc. (a)	1,973	34,330
DoorDash, Inc., Class A (a)	3,128	239,042
eBay, Inc.	13,982	624,856
Etsy, Inc. (a)	2,923	247,315
Expedia Group, Inc. (a)	1,841	201,387
F5, Inc. (a)	3,231	472,566
GoDaddy, Inc. Class A (a)	3,806	285,945
IAC, Inc. (a)	11,300	709,640
TripAdvisor, Inc. (a)	5,175	85,336
VeriSign, Inc. (a)	2,629	594,075
Zillow Group, Inc. Class C (a)	5,062	254,416
		3,748,908
Media — 4.7%
Altice USA, Inc. Class A (a)	57,000	172,140
DISH Network Corp. Class A (a)	43,700	287,983
Fox Corp. Class A	16,500	561,000

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fox Corp. Class B	16,039	$511,484
Liberty Broadband Corp. Class C (a)	12,100	969,331
Liberty Global PLC Class A (a)	48,300	814,338
Liberty Media Corp-Liberty SiriusXM Class C (a)	30,000	981,900
News Corp. Class A	36,800	717,600
Warner Bros Discovery, Inc. (a)	27,927	350,204
		5,365,980
Telecommunications — 0.5%
BCE, Inc.	2,260	103,041
Corning, Inc.	5,313	186,168
Juniper Networks, Inc.	10,421	326,490
		615,699
		10,348,429
Consumer, Cyclical — 8.4%
Airlines — 2.0%
Alaska Air Group, Inc. (a)	5,985	318,282
Delta Air Lines, Inc. (a)	13,814	656,718
Southwest Airlines Co.	19,235	696,500
United Airlines Holdings, Inc. (a)	11,606	636,821
		2,308,321
Auto Manufacturers — 0.3%
Cummins, Inc.	1,169	286,592
Auto Parts & Equipment — 0.9%
Allison Transmission Holdings, Inc.	1,894	106,935
Aptiv PLC (a)	1,377	140,578
BorgWarner, Inc.	11,351	555,177
Cie Generale des Etablissements Michelin SCA	9,551	282,340
		1,085,030
Distribution & Wholesale — 1.0%
Bunzl PLC	5,379	204,796
Ferguson PLC	1,376	216,458
LKQ Corp.	11,600	675,932
		1,097,186
Entertainment — 0.0%
Six Flags Entertainment Corp. (a)	1,165	30,267
Food Services — 0.1%
Sodexo SA	959	105,610
Home Builders — 0.5%
NVR, Inc. (a)	98	622,361
Leisure Time — 0.3%
Carnival Corp. (a)	17,521	329,920
Lodging — 0.8%
Hilton Worldwide Holdings, Inc.	4,253	619,024

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hyatt Hotels Corp. Class A	2,224	$254,826
		873,850
Retail — 2.5%
Advance Auto Parts, Inc.	3,100	217,930
Beacon Roofing Supply, Inc. (a)	3,724	309,018
Casey's General Stores, Inc.	153	37,314
Dollar Tree, Inc. (a)	8,819	1,265,526
Macy's, Inc.	8,109	130,149
MSC Industrial Direct Co., Inc. Class A	6,447	614,270
O'Reilly Automotive, Inc. (a)	16	15,285
Ross Stores, Inc.	2,900	325,177
Yum! Brands, Inc.	166	22,999
		2,937,668
		9,676,805
Consumer, Non-cyclical — 18.4%
Beverages — 0.2%
Molson Coors Beverage Co. Class B	3,400	223,856
Biotechnology — 1.2%
Bio-Rad Laboratories, Inc. Class A (a)	2,400	909,888
Incyte Corp. (a)	1,658	103,211
Royalty Pharma PLC Class A	11,554	355,170
		1,368,269
Commercial Services — 1.9%
ADT, Inc.	10,012	60,372
Clarivate PLC (a)	55,700	530,821
FleetCor Technologies, Inc. (a)	3,400	853,672
Gartner, Inc. (a)	48	16,815
Global Payments, Inc.	6,900	679,788
		2,141,468
Food — 3.3%
Conagra Brands, Inc.	26,311	887,207
Koninklijke Ahold Delhaize NV	24,190	825,117
Kroger Co.	13,997	657,859
Post Holdings, Inc. (a)	8,100	701,865
The J.M. Smucker Co.	2,010	296,816
Tyson Foods, Inc. Class A	8,900	454,256
U.S. Foods Holding Corp. (a)	1,096	48,224
		3,871,344
Health Care – Products — 3.5%
Align Technology, Inc. (a)	113	39,961
Dentsply Sirona, Inc.	6,310	252,526
Embecta Corp.	9,834	212,415
Envista Holdings Corp. (a)	9,103	308,046
Hologic, Inc. (a)	9,458	765,814
Koninklijke Philips NV (b)	28,937	627,644
QIAGEN NV (a)	1,404	63,222
Smith & Nephew PLC ADR Sponsored ADR	1,441	46,472

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zimmer Biomet Holdings, Inc.	11,952	$1,740,211
		4,056,311
Health Care – Services — 3.5%
Catalent, Inc. (a)	4,700	203,792
Centene Corp. (a)	16,556	1,116,702
IQVIA Holdings, Inc. (a)	78	17,532
Laboratory Corp. of America Holdings	5,951	1,436,155
Quest Diagnostics, Inc.	4,675	657,118
Universal Health Services, Inc. Class B	3,860	608,992
		4,040,291
Household Products & Wares — 0.5%
Kimberly-Clark Corp.	4,295	592,968
Pharmaceuticals — 4.3%
AmerisourceBergen Corp.	6,763	1,301,404
Becton Dickinson & Co.	815	215,168
Cardinal Health, Inc.	10,844	1,025,517
Elanco Animal Health, Inc. (a)	23,431	235,716
Henry Schein, Inc. (a)	9,813	795,834
Jazz Pharmaceuticals PLC (a)	1,843	228,477
Organon & Co.	14,900	310,069
Perrigo Co. PLC	22,100	750,295
Premier, Inc. Class A	4,519	124,996
		4,987,476
		21,281,983
Energy — 6.0%
Energy – Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	185	30,984
Oil & Gas — 3.6%
APA Corp.	1,685	57,577
Chesapeake Energy Corp.	6,200	518,816
Devon Energy Corp.	6,139	296,759
Diamondback Energy, Inc.	5,887	773,316
EQT Corp.	16,940	696,742
HF Sinclair Corp.	10,022	447,082
Marathon Oil Corp.	24,413	561,987
Phillips 66	6,974	665,180
Range Resources Corp.	3,749	110,221
Vitesse Energy, Inc.	1,360	30,464
		4,158,144
Oil & Gas Services — 0.4%
Baker Hughes Co.	14,325	452,813
Pipelines — 1.9%
Enterprise Products Partners LP (c)	25,473	671,213
Kinder Morgan, Inc.	42,200	726,684

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Williams Cos., Inc.	25,100	$819,013
		2,216,910
		6,858,851
Financial — 21.0%
Banks — 3.5%
Comerica, Inc.	465	19,697
East West Bancorp, Inc.	5,307	280,156
First Citizens BancShares, Inc. Class A	394	505,679
First Hawaiian, Inc.	21,946	395,247
Northern Trust Corp.	12,550	930,457
Prosperity Bancshares, Inc.	4,120	232,698
The Bank of New York Mellon Corp.	19,440	865,469
Truist Financial Corp.	14,916	452,701
U.S. Bancorp	7,924	261,809
Westamerica Bancorp.	2,922	111,913
		4,055,826
Diversified Financial Services — 2.2%
Ally Financial, Inc.	18,850	509,139
Apollo Global Management, Inc.	450	34,565
Blue Owl Capital, Inc.	18,156	211,517
Charles Schwab Corp.	5,833	330,614
Nasdaq, Inc.	10,221	509,517
Stifel Financial Corp.	4,906	292,741
Synchrony Financial	2,529	85,784
T. Rowe Price Group, Inc.	5,249	587,993
		2,561,870
Insurance — 8.1%
Aflac, Inc.	6,700	467,660
Arch Capital Group Ltd. (a)	7,500	561,375
Axis Capital Holdings Ltd.	409	22,016
Fidelity National Financial, Inc.	18,862	679,032
Hanover Insurance Group, Inc.	2,935	331,743
Hartford Financial Services Group, Inc.	8,691	625,926
Loews Corp.	5,315	315,605
Markel Group, Inc. (a)	500	691,590
Old Republic International Corp.	15,500	390,135
Reinsurance Group of America, Inc.	7,393	1,025,335
The Allstate Corp.	21,320	2,324,733
W. R. Berkley Corp.	8,919	531,216
Willis Towers Watson PLC	5,781	1,361,425
		9,327,791
Private Equity — 0.3%
Carlyle Group, Inc.	10,082	322,120
Real Estate Investment Trusts (REITS) — 6.8%
AvalonBay Communities, Inc.	3,486	659,795
Brixmor Property Group, Inc.	1,564	34,408
Camden Property Trust	5,169	562,749
Equinix, Inc.	104	81,530
Equity Residential	9,874	651,388

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Essex Property Trust, Inc.	2,010	$470,943
First Industrial Realty Trust, Inc.	1,902	100,121
Gaming & Leisure Properties, Inc.	10,600	513,676
Healthpeak Properties, Inc.	50,181	1,008,638
JBG SMITH Properties	35,543	534,567
Mid-America Apartment Communities, Inc.	3,863	586,635
Public Storage	1,402	409,216
Realty Income Corp.	10,026	599,455
Regency Centers Corp.	8,517	526,095
VICI Properties, Inc.	3,292	103,468
Weyerhaeuser Co.	23,955	802,732
WP Carey, Inc.	3,192	215,651
		7,861,067
Savings & Loans — 0.1%
Capitol Federal Financial, Inc.	17,778	109,690
		24,238,364
Industrial — 13.9%
Aerospace & Defense — 0.7%
General Dynamics Corp.	673	144,796
Howmet Aerospace, Inc.	12,930	640,811
		785,607
Building Materials — 1.8%
Builders FirstSource, Inc. (a)	7,122	968,592
Cie de Saint-Gobain	8,561	521,514
Louisiana-Pacific Corp.	7,100	532,358
Masterbrand, Inc. (a)	3,000	34,890
		2,057,354
Electrical Components & Equipment — 0.8%
Emerson Electric Co.	8,717	787,930
Legrand SA	1,698	168,444
		956,374
Electronics — 3.2%
Agilent Technologies, Inc.	263	31,626
Amphenol Corp. Class A	6,919	587,769
Flex Ltd. (a)	14,700	406,308
Hubbell, Inc.	239	79,243
Jabil, Inc.	234	25,256
Keysight Technologies, Inc. (a)	3,570	597,797
nVent Electric PLC	17,032	880,043
TE Connectivity Ltd.	3,106	435,337
Vontier Corp.	18,702	602,391
		3,645,770
Engineering & Construction — 0.4%
Vinci SA	3,994	464,212
Environmental Controls — 0.2%
Republic Services, Inc.	1,311	200,806

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.9%
Oshkosh Corp.	12,269	$1,062,373
Machinery – Diversified — 0.6%
CNH Industrial NV	29,700	427,680
Gates Industrial Corp. PLC (a)	5,645	76,095
IMI PLC	9,574	200,062
		703,837
Miscellaneous - Manufacturing — 0.9%
Carlisle Cos., Inc.	245	62,850
Donaldson Co., Inc.	4,380	273,794
ITT, Inc.	1,464	136,459
Textron, Inc.	8,715	589,395
		1,062,498
Packaging & Containers — 2.0%
Amcor PLC	50,289	501,884
Graphic Packaging Holding Co.	24,500	588,735
Packaging Corp. of America	5,253	694,236
Sonoco Products Co.	3,189	188,215
WestRock Co.	12,141	352,939
		2,326,009
Shipbuilding — 1.4%
Huntington Ingalls Industries, Inc.	7,265	1,653,514
Transportation — 1.0%
FedEx Corp.	3,200	793,280
Heartland Express, Inc.	17,672	289,998
Kirby Corp. (a)	318	24,470
		1,107,748
		16,026,102
Technology — 4.6%
Computers — 1.7%
Amdocs Ltd.	5,417	535,470
Crowdstrike Holdings, Inc. Class A (a)	209	30,696
Genpact Ltd.	648	24,345
Hewlett Packard Enterprise Co.	18,072	303,610
HP, Inc.	12,921	396,804
NetApp, Inc.	617	47,139
Pure Storage, Inc. Class A (a)	2,934	108,030
Western Digital Corp. (a)	13,066	495,593
		1,941,687
Semiconductors — 1.4%
Cirrus Logic, Inc. (a)	2,893	234,362
IPG Photonics Corp. (a)	178	24,176
Microchip Technology, Inc.	6,529	584,933
Qorvo, Inc. (a)	2,301	234,771
Skyworks Solutions, Inc.	2,241	248,056

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Teradyne, Inc.	2,597	$289,124
		1,615,422
Software — 1.5%
Cadence Design Systems, Inc. (a)	64	15,009
Datadog, Inc. Class A (a)	348	34,236
DocuSign, Inc. (a)	617	31,523
Dropbox, Inc. Class A (a)	1,382	36,858
Dynatrace, Inc. (a)	661	34,022
Elastic NV (a)	529	33,919
Electronic Arts, Inc.	6,762	877,031
Fidelity National Information Services, Inc.	8,200	448,540
HubSpot, Inc. (a)	65	34,586
Paychex, Inc.	153	17,116
RingCentral, Inc. Class A (a)	931	30,472
Splunk, Inc. (a)	329	34,904
Synopsys, Inc. (a)	32	13,933
Teradata Corp. (a)	341	18,213
Veeva Systems, Inc. Class A (a)	167	33,021
		1,693,383
		5,250,492
Utilities — 10.8%
Electric — 9.0%
CenterPoint Energy, Inc.	24,500	714,175
Dominion Energy, Inc.	14,800	766,492
DTE Energy Co.	2,186	240,504
Duke Energy Corp.	6,056	543,466
Edison International	22,412	1,556,513
Entergy Corp.	5,854	570,004
Evergy, Inc.	21,421	1,251,415
Eversource Energy	12,515	887,564
Exelon Corp.	15,000	611,100
NorthWestern Corp.	11,161	633,498
OGE Energy Corp.	22,719	815,839
PG&E Corp. (a)	39,510	682,733
Pinnacle West Capital Corp.	5,509	448,763
Vistra Corp.	27,300	716,625
		10,438,691
Gas — 1.8%
Atmos Energy Corp.	1,917	223,024
National Fuel Gas Co.	4,500	231,120
NiSource, Inc.	33,100	905,285
Spire, Inc.	10,954	694,921
		2,054,350
		12,493,041

TOTAL COMMON STOCK (Cost $109,294,309)		111,866,276

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.3%
Consumer, Non-cyclical — 0.3%
Household Products & Wares — 0.3%
Henkel AG & Co. KGaA 2.525%	4,744	$379,220

TOTAL PREFERRED STOCK (Cost $313,077)		379,220

TOTAL EQUITIES (Cost $109,607,386)		112,245,496

MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
iShares Russell Mid-Cap Value ETF (b)	4,910	539,314
		539,314

TOTAL MUTUAL FUNDS (Cost $536,291)		539,314

TOTAL LONG-TERM INVESTMENTS (Cost $110,143,677)		112,784,810

SHORT-TERM INVESTMENTS — 2.3%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	32,240	32,240

	Principal Amount
Repurchase Agreement — 2.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (e)	$2,679,056	2,679,056

TOTAL SHORT-TERM INVESTMENTS (Cost $2,711,296)		2,711,296

TOTAL INVESTMENTS — 100.1% (Cost $112,854,973) (f)		115,496,106

Other Assets/(Liabilities) — (0.1)%		(92,371)

NET ASSETS — 100.0%		$115,403,735

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $1,177,343 or 1.02% of net assets. The Fund received $1,180,052 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $2,679,395. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $2,732,744.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/29/23	USD	708,783	EUR	646,006	$843
Bank of America N.A.	9/29/23	USD	374,308	GBP	294,752	(99)
Goldman Sachs & Co.	9/29/23	USD	58,908	CAD	77,973	(30)
JP Morgan Chase Bank N.A.	9/29/23	USD	1,374,670	EUR	1,254,078	361
Morgan Stanley & Co. LLC	9/29/23	USD	708,835	EUR	646,006	895
						$1,970

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MassMutual Small Cap Value Equity Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 96.8%
Basic Materials — 8.7%
Chemicals — 4.3%
Axalta Coating Systems Ltd. (a)	13,239	$434,372
Cabot Corp.	10,645	712,044
Element Solutions, Inc.	26,979	517,997
HB Fuller Co.	5,522	394,878
Mativ Holdings, Inc.	24,219	366,191
		2,425,482
Iron & Steel — 2.2%
ATI, Inc. (a)	27,728	1,226,409
Mining — 2.2%
Ferroglobe PLC (a)	92,716	442,255
Kaiser Aluminum Corp.	11,388	815,837
		1,258,092
		4,909,983
Communications — 4.1%
Internet — 2.0%
ePlus, Inc. (a)	6,442	362,684
Perficient, Inc. (a)	5,387	448,899
Shutterstock, Inc.	6,240	303,701
		1,115,284
Media — 0.1%
WideOpenWest, Inc. (a)	10,000	84,400
Telecommunications — 2.0%
Ciena Corp. (a)	18,785	798,175
Infinera Corp. (a) (b)	72,787	351,561
		1,149,736
		2,349,420
Consumer, Cyclical — 11.7%
Apparel — 1.1%
Deckers Outdoor Corp. (a)	392	206,843
Kontoor Brands, Inc.	10,081	424,410
		631,253

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Parts & Equipment — 4.7%
Adient PLC (a)	22,281	$853,808
American Axle & Manufacturing Holdings, Inc. (a)	80,957	669,514
Gentherm, Inc. (a)	13,121	741,468
Visteon Corp. (a)	2,938	421,926
		2,686,716
Food Services — 1.1%
Aramark	14,925	642,521
Home Builders — 1.5%
Century Communities, Inc.	5,352	410,070
TRI Pointe Homes, Inc. (a)	13,551	445,286
		855,356
Home Furnishing — 0.6%
Sonos, Inc. (a)	19,885	324,722
Lodging — 0.7%
Wyndham Hotels & Resorts, Inc.	5,378	368,769
Office Furnishings — 0.6%
Interface, Inc.	41,345	363,423
Retail — 0.7%
Five Below, Inc. (a)	1,999	392,884
Textiles — 0.7%
UniFirst Corp.	2,537	393,260
		6,658,904
Consumer, Non-cyclical — 11.2%
Agriculture — 1.5%
Darling Ingredients, Inc. (a)	13,369	852,809
Commercial Services — 5.1%
BrightView Holdings, Inc. (a)	29,626	212,715
Huron Consulting Group, Inc. (a)	5,727	486,279
ICF International, Inc.	2,317	288,212
Monro, Inc.	9,688	393,623
Sterling Check Corp. (a)	30,647	375,732
TriNet Group, Inc. (a)	2,466	234,196
WillScot Mobile Mini Holdings Corp. (a)	19,310	922,825
		2,913,582
Food — 1.6%
Post Holdings, Inc. (a)	3,358	290,971
SunOpta, Inc. (a)	51,000	341,190
U.S. Foods Holding Corp. (a)	5,619	247,236
		879,397
Health Care – Products — 1.9%
Haemonetics Corp. (a)	2,682	228,346
ICU Medical, Inc. (a)	2,216	394,869

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Integra LifeSciences Holdings Corp. (a)	11,446	$470,774
		1,093,989
Household Products & Wares — 1.1%
ACCO Brands Corp.	41,281	215,074
Spectrum Brands Holdings, Inc.	5,504	429,587
		644,661
		6,384,438
Energy — 2.8%
Oil & Gas — 2.2%
Chesapeake Energy Corp.	3,364	281,500
Chord Energy Corp.	3,159	485,854
Sitio Royalties Corp. Class A	17,614	462,720
		1,230,074
Oil & Gas Services — 0.6%
NOW, Inc. (a)	35,651	369,344
		1,599,418
Financial — 25.9%
Banks — 12.7%
Cadence Bank	12,953	254,397
Columbia Banking System, Inc.	33,670	682,828
Eastern Bankshares, Inc.	25,436	312,100
First Citizens BancShares, Inc. Class A	417	535,199
First Interstate BancSystem, Inc. Class A	9,971	237,709
Hancock Whitney Corp.	8,701	333,944
International Bancshares Corp.	5,982	264,404
Live Oak Bancshares, Inc.	20,742	545,722
OFG Bancorp	32,432	845,826
Old National Bancorp	43,573	607,408
Seacoast Banking Corp. of Florida	15,120	334,152
Synovus Financial Corp.	8,864	268,136
Texas Capital Bancshares, Inc. (a)	16,835	867,002
Triumph Financial, Inc. (a)	13,104	795,675
Webster Financial Corp.	8,142	307,360
		7,191,862
Diversified Financial Services — 2.1%
Air Lease Corp.	10,726	448,883
Bread Financial Holdings, Inc.	11,859	372,254
Houlihan Lokey, Inc.	3,607	354,604
		1,175,741
Insurance — 4.8%
Assured Guaranty Ltd.	5,454	304,333
Kemper Corp.	9,439	455,526
NMI Holdings, Inc. Class A (a)	15,861	409,531
ProAssurance Corp.	23,761	358,554
Reinsurance Group of America, Inc.	3,749	519,949
SiriusPoint Ltd. (a)	34,404	310,668

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
White Mountains Insurance Group Ltd.	263	$365,283
		2,723,844
Real Estate Investment Trusts (REITS) — 6.3%
Alexander & Baldwin, Inc.	15,154	281,561
Centerspace	5,257	322,570
Independence Realty Trust, Inc.	24,863	453,004
Kimco Realty Corp.	17,845	351,903
LXP Industrial Trust	26,846	261,749
NETSTREIT Corp.	15,623	279,183
Pebblebrook Hotel Trust (b)	26,117	364,071
Phillips Edison & Co., Inc. (b)	11,062	376,993
PotlatchDeltic Corp.	8,815	465,873
RPT Realty	40,605	424,322
		3,581,229
		14,672,676
Industrial — 24.5%
Aerospace & Defense — 0.6%
Leonardo DRS, Inc. (a) (b)	19,012	329,668
Building Materials — 5.9%
American Woodmark Corp. (a)	5,552	424,006
Apogee Enterprises, Inc.	16,092	763,887
Fortune Brands Innovations, Inc.	5,543	398,819
Gibraltar Industries, Inc. (a)	15,597	981,363
Masonite International Corp. (a)	7,922	811,530
		3,379,605
Electrical Components & Equipment — 0.9%
Belden, Inc.	5,218	499,102
Electronics — 3.1%
Brady Corp. Class A	8,198	389,979
Coherent Corp. (a)	21,044	1,072,823
CTS Corp.	7,141	304,421
		1,767,223
Environmental Controls — 1.6%
Clean Harbors, Inc. (a)	1,393	229,051
Enviri Corp. (a)	68,826	679,313
		908,364
Hand & Machine Tools — 2.9%
Enerpac Tool Group Corp.	35,898	969,246
Kennametal, Inc.	23,519	667,704
		1,636,950
Machinery – Diversified — 0.3%
Thermon Group Holdings, Inc. (a)	6,132	163,111
Metal Fabricate & Hardware — 0.9%
Standex International Corp.	3,713	525,278

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Miscellaneous - Manufacturing — 1.6%
John Bean Technologies Corp.	2,901	$351,891
Materion Corp.	4,703	537,083
		888,974
Packaging & Containers — 1.7%
Sealed Air Corp.	10,073	402,920
TriMas Corp.	19,724	542,213
		945,133
Transportation — 2.7%
Air Transport Services Group, Inc. (a)	37,136	700,756
Kirby Corp. (a)	10,645	819,133
		1,519,889
Trucking & Leasing — 2.3%
GATX Corp.	2,349	302,410
Greenbrier Cos., Inc.	24,014	1,035,004
		1,337,414
		13,900,711
Technology — 6.3%
Computers — 1.3%
Science Applications International Corp.	3,624	407,627
WNS Holdings Ltd. ADR (a)	4,293	316,480
		724,107
Semiconductors — 3.3%
Cohu, Inc. (a)	19,063	792,258
Diodes, Inc. (a)	7,674	709,768
Onto Innovation, Inc. (a)	1,268	147,684
Vishay Precision Group, Inc. (a)	6,436	239,098
		1,888,808
Software — 1.7%
ACI Worldwide, Inc. (a)	18,497	428,576
Progress Software Corp.	9,032	524,759
		953,335
		3,566,250
Utilities — 1.6%
Electric — 0.5%
Portland General Electric Co.	5,948	278,545
Gas — 1.1%
New Jersey Resources Corp.	6,019	284,097

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ONE Gas, Inc.	4,313	$331,281
		615,378
		893,923

TOTAL COMMON STOCK (Cost $48,589,149)		54,935,723

TOTAL EQUITIES (Cost $48,589,149)		54,935,723

TOTAL LONG-TERM INVESTMENTS (Cost $48,589,149)		54,935,723

SHORT-TERM INVESTMENTS — 3.6%
Investment of Cash Collateral from Securities Loaned — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	481,223	481,223

Repurchase Agreement — 2.7%	Principal Amount
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (d)	$1,553,063	1,553,063

TOTAL SHORT-TERM INVESTMENTS (Cost $2,034,286)		2,034,286

TOTAL INVESTMENTS — 100.4% (Cost $50,623,435) (e)		56,970,009

Other Assets/(Liabilities) — (0.4)%		(216,605)

NET ASSETS — 100.0%		$56,753,404

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $1,323,732 or 2.33% of net assets. The Fund received $877,929 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $1,553,260. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $1,584,228.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Company Value Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Basic Materials — 3.5%
Chemicals — 1.8%
AdvanSix, Inc.	39,100	$1,367,718
Element Solutions, Inc.	13,478	258,777
HB Fuller Co.	18,570	1,327,941
Ingevity Corp. (a)	4,181	243,167
Minerals Technologies, Inc.	12,590	726,317
		3,923,920
Iron & Steel — 1.7%
ATI, Inc. (a)	39,310	1,738,681
Haynes International, Inc.	35,079	1,782,715
		3,521,396
		7,445,316
Communications — 2.6%
Advertising — 0.2%
Entravision Communications Corp. Class A	100,897	442,938
Internet — 1.0%
Criteo SA Sponsored ADR (a)	59,331	2,001,828
Solo Brands, Inc. Class A (a)	37,637	213,025
		2,214,853
Media — 0.4%
Cable One, Inc.	1,149	754,985
Townsquare Media, Inc. Class A	8,035	95,697
		850,682
Telecommunications — 1.0%
A10 Networks, Inc.	121,259	1,769,169
Casa Systems, Inc. (a)	203,780	248,611
		2,017,780
		5,526,253
Consumer, Cyclical — 18.5%
Airlines — 0.8%
Alaska Air Group, Inc. (a)	33,110	1,760,790
Apparel — 0.9%
Capri Holdings Ltd. (a)	22,793	818,041

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tapestry, Inc.	24,831	$1,062,767
		1,880,808
Auto Manufacturers — 1.5%
Blue Bird Corp. (a)	65,696	1,476,846
REV Group, Inc.	129,710	1,719,955
		3,196,801
Auto Parts & Equipment — 2.5%
Dana, Inc.	87,086	1,480,462
Goodyear Tire & Rubber Co. (a)	139,570	1,909,317
Shyft Group, Inc.	79,278	1,748,873
		5,138,652
Distribution & Wholesale — 0.6%
A-Mark Precious Metals, Inc.	15,600	583,986
H&E Equipment Services, Inc.	5,500	251,625
OPENLANE, Inc. (a)	18,327	278,937
Titan Machinery, Inc. (a)	1,883	55,548
		1,170,096
Entertainment — 1.9%
Accel Entertainment, Inc. (a)	43,704	461,514
Everi Holdings, Inc. (a)	22,065	319,060
IMAX Corp. (a)	63,733	1,082,823
Penn Entertainment, Inc. (a)	19,057	457,940
Six Flags Entertainment Corp. (a)	65,310	1,696,754
		4,018,091
Home Builders — 2.8%
Cavco Industries, Inc. (a)	874	257,830
KB Home	34,388	1,778,204
Skyline Champion Corp. (a)	24,055	1,574,400
Taylor Morrison Home Corp. (a)	44,864	2,188,017
		5,798,451
Home Furnishing — 0.1%
Vizio Holding Corp. Class A (a)	27,811	187,724
Leisure Time — 1.0%
Brunswick Corp.	16,671	1,444,376
Malibu Boats, Inc. Class A (a)	12,229	717,353
		2,161,729
Lodging — 0.9%
Boyd Gaming Corp.	3,783	262,427
Hilton Grand Vacations, Inc. (a)	33,033	1,501,019
		1,763,446
Retail — 5.5%
Beacon Roofing Supply, Inc. (a)	13,390	1,111,102
Citi Trends, Inc. (a)	43,009	759,539
Dave & Buster's Entertainment, Inc. (a)	18,934	843,699

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Dine Brands Global, Inc.	24,418	$1,416,976
Genesco, Inc. (a)	37,750	945,260
GMS, Inc. (a)	14,428	998,418
MarineMax, Inc. (a)	20,994	717,155
OneWater Marine, Inc. Class A (a) (b)	18,143	657,502
Papa John's International, Inc.	20,300	1,498,749
Penske Automotive Group, Inc.	3,219	536,382
Red Robin Gourmet Burgers, Inc. (a)	8,248	114,070
Sally Beauty Holdings, Inc. (a)	161,071	1,989,227
		11,588,079
		38,664,667
Consumer, Non-cyclical — 13.3%
Agriculture — 0.1%
Turning Point Brands, Inc.	8,948	214,842
Commercial Services — 6.3%
Adtalem Global Education, Inc. (a)	50,537	1,735,440
AMN Healthcare Services, Inc. (a)	1,118	121,996
Barrett Business Services, Inc.	3,952	344,614
Brink's Co.	19,278	1,307,627
Deluxe Corp.	28,900	505,172
Euronet Worldwide, Inc. (a)	7,099	833,210
EVERTEC, Inc.	40,280	1,483,512
Herc Holdings, Inc.	16,114	2,205,201
ICF International, Inc.	12,740	1,584,729
Korn Ferry	54,452	2,697,552
Loomis AB	12,729	371,710
		13,190,763
Cosmetics & Personal Care — 0.5%
Edgewell Personal Care Co.	27,636	1,141,643
Food — 1.7%
Hain Celestial Group, Inc. (a)	115,204	1,441,202
Nomad Foods Ltd. (a)	116,228	2,036,315
		3,477,517
Health Care – Products — 2.2%
Embecta Corp.	21,850	471,960
Enovis Corp. (a)	8,267	530,080
Envista Holdings Corp. (a)	58,712	1,986,814
Integra LifeSciences Holdings Corp. (a)	39,840	1,638,619
		4,627,473
Health Care – Services — 1.9%
Acadia Healthcare Co., Inc. (a)	25,330	2,017,282
Pediatrix Medical Group, Inc. (a)	137,920	1,959,843
		3,977,125
Household Products & Wares — 0.6%
Spectrum Brands Holdings, Inc.	14,888	1,162,008
		27,791,371

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 4.9%
Energy – Alternate Sources — 0.1%
Enviva, Inc. (b)	16,292	$176,768
Oil & Gas — 3.0%
Earthstone Energy, Inc. Class A (a)	20,811	297,389
HF Sinclair Corp.	28,380	1,266,032
Magnolia Oil & Gas Corp. Class A	140,842	2,943,598
Northern Oil & Gas, Inc.	55,354	1,899,749
		6,406,768
Oil & Gas Services — 1.8%
ChampionX Corp.	121,773	3,779,834
		10,363,370
Financial — 28.3%
Banks — 15.0%
1st Source Corp.	31,748	1,331,194
Ameris Bancorp	19,492	666,821
Associated Banc-Corp.	98,839	1,604,157
Bank of Marin Bancorp	32,926	581,802
BankUnited, Inc.	64,735	1,395,039
Carter Bankshares, Inc. (a)	66,675	986,123
Columbia Banking System, Inc.	23,653	479,683
ConnectOne Bancorp, Inc.	7,606	126,183
CVB Financial Corp.	27,744	368,440
First BanCorp	271,081	3,312,610
First Busey Corp.	61,276	1,231,648
First Interstate BancSystem, Inc. Class A	21,359	509,199
First Merchants Corp.	9,426	266,096
First Mid Bancshares, Inc.	1,049	25,323
FNB Corp.	108,972	1,246,640
HarborOne Bancorp, Inc.	117,527	1,020,134
Heritage Financial Corp.	76,792	1,241,727
Home BancShares, Inc.	55,250	1,259,700
Independent Bank Group, Inc.	33,458	1,155,305
Nicolet Bankshares, Inc.	12,682	861,235
Old National Bancorp	106,532	1,485,056
Origin Bancorp, Inc.	9,122	267,275
Peoples Bancorp, Inc.	31,298	830,962
Premier Financial Corp.	76,972	1,233,091
QCR Holdings, Inc.	3,798	155,832
Sandy Spring Bancorp, Inc.	13,409	304,116
SouthState Corp.	18,841	1,239,738
Synovus Financial Corp.	27,337	826,944
Texas Capital Bancshares, Inc. (a)	36,080	1,858,120
Towne Bank	8,259	191,939
TriCo Bancshares	41,210	1,368,172
UMB Financial Corp.	14,518	884,146
Valley National Bancorp	112,253	869,961
Veritex Holdings, Inc.	8,330	149,357
		31,333,768
Diversified Financial Services — 0.9%
Enact Holdings, Inc.	5,066	127,308

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Moelis & Co. Class A (b)	37,599	$1,704,739
		1,832,047
Insurance — 2.5%
Axis Capital Holdings Ltd.	24,550	1,321,527
Fidelis Insurance Holdings Ltd. (a)	21,119	288,274
Hanover Insurance Group, Inc.	12,590	1,423,048
Selective Insurance Group, Inc.	21,894	2,100,729
		5,133,578
Investment Companies — 0.6%
Compass Diversified Holdings (b)	58,406	1,266,826
Private Equity — 0.1%
Patria Investments Ltd. Class A	16,320	233,376
Real Estate Investment Trusts (REITS) — 6.7%
Apartment Income REIT Corp.	37,980	1,370,698
Broadstone Net Lease, Inc.	95,183	1,469,625
CareTrust REIT, Inc.	16,206	321,851
Easterly Government Properties, Inc. (b)	15,574	225,823
First Industrial Realty Trust, Inc.	20,148	1,060,591
Four Corners Property Trust, Inc.	24,052	610,921
Highwoods Properties, Inc.	21,297	509,211
Kite Realty Group Trust	27,662	617,969
National Health Investors, Inc.	6,161	322,960
National Storage Affiliates Trust	28,494	992,446
NETSTREIT Corp.	93,476	1,670,416
Physicians Realty Trust	141,470	1,979,165
STAG Industrial, Inc.	68,742	2,466,463
Summit Hotel Properties, Inc.	18,260	118,873
UMH Properties, Inc.	20,353	325,241
		14,062,253
Savings & Loans — 2.5%
Berkshire Hills Bancorp, Inc.	72,857	1,510,326
Pacific Premier Bancorp, Inc.	93,331	1,930,085
Provident Financial Services, Inc.	16,463	269,006
WSFS Financial Corp.	42,245	1,593,481
		5,302,898
		59,164,746
Industrial — 17.4%
Aerospace & Defense — 0.6%
Leonardo DRS, Inc. (a) (b)	5,635	97,711
Spirit AeroSystems Holdings, Inc. Class A	42,220	1,232,402
		1,330,113
Building Materials — 1.0%
Hayward Holdings, Inc. (a)	27,416	352,295
Masonite International Corp. (a)	12,227	1,252,534
Tecnoglass, Inc.	11,668	602,769
		2,207,598

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.9%
Belden, Inc.	20,107	$1,923,235
Electronics — 2.8%
Atmus Filtration Technologies, Inc. (a)	11,034	242,307
Avnet, Inc.	27,978	1,411,490
Coherent Corp. (a)	31,906	1,626,568
TTM Technologies, Inc. (a)	151,717	2,108,866
Vontier Corp.	12,468	401,594
		5,790,825
Engineering & Construction — 3.7%
Arcosa, Inc.	12,159	921,288
Dycom Industries, Inc. (a)	24,599	2,795,676
Fluor Corp. (a)	70,901	2,098,670
Great Lakes Dredge & Dock Corp. (a)	217,790	1,777,166
NV5 Global, Inc. (a)	1,862	206,254
		7,799,054
Environmental Controls — 1.0%
CECO Environmental Corp. (a)	7,974	106,532
Heritage-Crystal Clean, Inc. (a)	51,958	1,963,493
		2,070,025
Hand & Machine Tools — 0.1%
Luxfer Holdings PLC	9,596	136,551
Machinery – Diversified — 2.9%
Cactus, Inc. Class A	55,317	2,341,016
DXP Enterprises, Inc. (a)	8,223	299,399
Esab Corp.	2,987	198,755
Gates Industrial Corp. PLC (a)	72,363	975,453
Ichor Holdings Ltd. (a)	57,934	2,172,525
		5,987,148
Metal Fabricate & Hardware — 1.9%
Hillman Solutions Corp. (a)	263,342	2,372,712
Timken Co.	17,142	1,569,007
		3,941,719
Miscellaneous - Manufacturing — 0.0%
DIRTT Environmental Solutions (a) (b)	61,401	16,038
Packaging & Containers — 1.0%
Graphic Packaging Holding Co.	62,479	1,501,370
Karat Packaging, Inc.	5,242	95,667
Pactiv Evergreen, Inc.	54,592	413,261
		2,010,298
Transportation — 1.5%
ArcBest Corp.	23,390	2,310,932

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Star Bulk Carriers Corp.	50,616	$895,903
		3,206,835
		36,419,439
Technology — 7.9%
Computers — 0.8%
Crane NXT Co.	19,460	1,098,322
Unisys Corp. (a)	146,112	581,526
		1,679,848
Semiconductors — 4.8%
Amkor Technology, Inc.	58,478	1,739,721
Cohu, Inc. (a)	48,315	2,007,971
FormFactor, Inc. (a)	46,163	1,579,698
Kulicke & Soffa Industries, Inc.	44,458	2,643,028
Magnachip Semiconductor Corp. (a)	143,340	1,602,541
MKS Instruments, Inc.	3,818	412,726
		9,985,685
Software — 2.3%
ACI Worldwide, Inc. (a)	59,970	1,389,505
CommVault Systems, Inc. (a)	18,237	1,324,371
Digital Turbine, Inc. (a)	24,742	229,606
Donnelley Financial Solutions, Inc. (a)	9,930	452,113
IBEX Holdings Ltd. (a)	10,258	217,777
Teradata Corp. (a)	21,936	1,171,602
		4,784,974
		16,450,507
Utilities — 2.5%
Electric — 2.1%
ALLETE, Inc.	4,293	248,865
IDACORP, Inc.	20,770	2,131,002
Portland General Electric Co.	44,140	2,067,076
		4,446,943
Gas — 0.4%
Northwest Natural Holding Co.	2,780	119,679
Southwest Gas Holdings, Inc.	9,740	619,951
		739,630
		5,186,573

TOTAL COMMON STOCK (Cost $217,898,551)		207,012,242

TOTAL EQUITIES (Cost $217,898,551)		207,012,242

TOTAL LONG-TERM INVESTMENTS (Cost $217,898,551)		207,012,242

SHORT-TERM INVESTMENTS — 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	2,424,090	2,424,090

	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (d)	$1,292,037	1,292,037

TOTAL SHORT-TERM INVESTMENTS (Cost $3,716,127)		3,716,127

TOTAL INVESTMENTS — 100.7% (Cost $221,614,678) (e)		210,728,369

Other Assets/(Liabilities) — (0.7)%		(1,372,311)

NET ASSETS — 100.0%		$209,356,058

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $3,911,875 or 1.87% of net assets. The Fund received $1,643,244 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $1,292,200. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/2025, and an aggregate market value, including accrued interest, of $1,318,014.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	9/29/23	USD	317,582	SEK	3,390,878	$1,890

Currency Legend

SEK	Swedish Krona
USD	U.S. Dollar

MassMutual Mid Cap Growth Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 97.1%
Basic Materials — 1.3%
Chemicals — 0.9%
Albemarle Corp.	70,344	$15,693,043
RPM International, Inc.	266,000	23,868,180
Sherwin-Williams Co.	37,051	9,837,781
		49,399,004
Iron & Steel — 0.4%
ATI, Inc. (a)	463,120	20,483,798
		69,882,802
Communications — 4.9%
Advertising — 1.8%
Trade Desk, Inc. Class A (a)	1,263,906	97,598,821
Internet — 1.7%
Chewy, Inc. Class A (a)	170,673	6,736,463
Match Group, Inc. (a)	178,000	7,449,300
Okta, Inc. (a)	79,711	5,527,958
Palo Alto Networks, Inc. (a)	137,565	35,149,233
Spotify Technology SA (a)	212,000	34,036,600
		88,899,554
Media — 1.0%
Liberty Media Corp-Liberty Formula One Class C (a)	512,000	38,543,360
Warner Bros Discovery, Inc. (a)	1,295,183	16,241,595
		54,784,955
Telecommunications — 0.4%
Arista Networks, Inc. (a)	75,974	12,312,347
Corning, Inc.	286,000	10,021,440
		22,333,787
		263,617,117
Consumer, Cyclical — 13.9%
Airlines — 0.8%
Southwest Airlines Co.	1,203,000	43,560,630
Auto Parts & Equipment — 0.1%
Mobileye Global, Inc. Class A (a) (b)	74,000	2,843,080

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Entertainment — 0.6%
Caesars Entertainment, Inc. (a)	398,621	$20,317,712
Live Nation Entertainment, Inc. (a)	129,493	11,798,107
Vail Resorts, Inc.	8,000	2,014,080
		34,129,899
Leisure Time — 0.2%
Planet Fitness, Inc. Class A (a)	138,665	9,351,568
Lodging — 2.5%
Boyd Gaming Corp.	209,380	14,524,691
Hilton Worldwide Holdings, Inc.	416,000	60,548,800
MGM Resorts International	1,315,609	57,781,547
		132,855,038
Retail — 9.2%
Bath & Body Works, Inc.	801,000	30,037,500
Beacon Roofing Supply, Inc. (a)	167,803	13,924,293
Burlington Stores, Inc. (a)	411,392	64,748,987
Casey's General Stores, Inc.	152,000	37,069,760
Chipotle Mexican Grill, Inc. (a)	14,960	31,999,440
Dollar General Corp.	128,264	21,776,662
Dollar Tree, Inc. (a)	359,000	51,516,500
Domino's Pizza, Inc.	178,911	60,291,218
Five Below, Inc. (a)	164,000	32,232,560
Floor & Decor Holdings, Inc. Class A (a)	21,010	2,184,199
Lithia Motors, Inc.	46,352	14,096,107
Lululemon Athletica, Inc. (a)	35,000	13,247,500
O'Reilly Automotive, Inc. (a)	26,217	25,045,100
Ross Stores, Inc.	379,638	42,568,809
Tractor Supply Co.	109,612	24,235,213
Yum! Brands, Inc.	232,000	32,143,600
		497,117,448
Toys, Games & Hobbies — 0.5%
Mattel, Inc. (a)	1,425,176	27,847,939
		747,705,602
Consumer, Non-cyclical — 30.1%
Beverages — 0.3%
Boston Beer Co., Inc. Class A (a) (b)	42,000	12,954,480
Biotechnology — 3.2%
Alnylam Pharmaceuticals, Inc. (a)	221,000	41,976,740
Apellis Pharmaceuticals, Inc. (a)	169,000	15,395,900
Argenx SE ADR (a)	48,000	18,707,040
Biogen, Inc. (a)	89,000	25,351,650
BioMarin Pharmaceutical, Inc. (a)	73,972	6,411,893
CRISPR Therapeutics AG (a) (b)	169,000	9,487,660
Illumina, Inc. (a)	33,330	6,249,042
Ionis Pharmaceuticals, Inc. (a)	635,000	26,054,050
Karuna Therapeutics, Inc. (a)	67,000	14,528,950
Seagen, Inc. (a)	37,000	7,121,020
		171,283,945

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 8.5%
Block, Inc. (a)	84,964	$5,656,053
Bright Horizons Family Solutions, Inc. (a)	365,079	33,751,554
Cintas Corp.	38,706	19,239,978
CoStar Group, Inc. (a)	506,000	45,034,000
Equifax, Inc.	306,292	72,070,508
FleetCor Technologies, Inc. (a)	249,000	62,518,920
Global Payments, Inc.	54,717	5,390,719
MarketAxess Holdings, Inc.	91,000	23,789,220
Moody's Corp.	25,585	8,896,416
Paylocity Holding Corp. (a)	167,000	30,816,510
Quanta Services, Inc.	115,388	22,667,973
TransUnion	789,858	61,869,577
United Rentals, Inc.	74,000	32,957,380
Verisk Analytics, Inc.	150,000	33,904,500
		458,563,308
Cosmetics & Personal Care — 0.2%
Kenvue, Inc. (a)	482,210	12,739,988
Food — 0.3%
TreeHouse Foods, Inc. (a)	362,000	18,237,560
Health Care – Products — 13.0%
Alcon, Inc.	592,789	48,673,905
Align Technology, Inc. (a)	36,592	12,940,395
Avantor, Inc. (a)	2,334,000	47,940,360
Bruker Corp.	781,747	57,786,738
Dentsply Sirona, Inc.	323,000	12,926,460
Edwards Lifesciences Corp. (a)	95,738	9,030,966
Enovis Corp. (a)	426,000	27,315,120
Exact Sciences Corp. (a)	299,933	28,163,709
Hologic, Inc. (a)	1,699,648	137,620,499
ICU Medical, Inc. (a)	115,000	20,491,850
IDEXX Laboratories, Inc. (a)	41,280	20,732,054
Inspire Medical Systems, Inc. (a)	55,399	17,984,731
Insulet Corp. (a)	41,796	12,051,459
Natera, Inc. (a)	169,202	8,233,369
Novocure Ltd. (a)	122,000	5,063,000
Quidelortho Corp. (a)	269,000	22,289,340
ResMed, Inc.	48,983	10,702,785
Steris PLC	56,702	12,756,816
Teleflex, Inc.	391,244	94,692,785
The Cooper Cos., Inc.	131,000	50,229,330
West Pharmaceutical Services, Inc.	107,000	40,924,290
		698,549,961
Health Care – Services — 2.7%
Acadia Healthcare Co., Inc. (a)	546,000	43,483,440
agilon health, Inc. (a) (b)	982,509	17,036,706
Catalent, Inc. (a)	770,977	33,429,563
Humana, Inc.	17,073	7,633,850
IQVIA Holdings, Inc. (a)	54,226	12,188,378
Molina Healthcare, Inc. (a)	101,000	30,425,240
		144,197,177

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products & Wares — 1.2%
Avery Dennison Corp.	273,000	$46,901,400
Reynolds Consumer Products, Inc.	554,000	15,650,500
		62,551,900
Pharmaceuticals — 0.7%
Ascendis Pharma AS ADR (a)	157,000	14,012,250
Dexcom, Inc. (a)	170,096	21,859,037
		35,871,287
		1,614,949,606
Energy — 4.1%
Energy – Alternate Sources — 0.8%
Array Technologies, Inc. (a)	716,249	16,187,227
Shoals Technologies Group, Inc. Class A (a)	596,054	15,235,140
SolarEdge Technologies, Inc. (a)	32,095	8,635,160
		40,057,527
Oil & Gas — 2.8%
Coterra Energy, Inc.	1,412,559	35,737,743
Devon Energy Corp.	157,000	7,589,380
EQT Corp.	449,000	18,467,370
Permian Resources Corp.	1,059,186	11,608,679
Pioneer Natural Resources Co.	164,000	33,977,520
SM Energy Co.	492,710	15,584,417
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $652,320) (a) (c) (d) (e)	216	3,888,000
Venture Global LNG, Inc., Series C (Acquired 10/16/17-3/08/18, Cost $4,872,708) (a) (c) (d) (e)	1,328	23,904,000
		150,757,109
Pipelines — 0.5%
Cheniere Energy, Inc.	177,000	26,967,720
		217,782,356
Financial — 5.3%
Diversified Financial Services — 2.3%
Apollo Global Management, Inc.	238,359	18,308,355
Cboe Global Markets, Inc.	34,000	4,692,340
Intercontinental Exchange, Inc.	370,000	41,839,600
Raymond James Financial, Inc.	243,000	25,216,110
Tradeweb Markets, Inc. Class A	542,000	37,116,160
		127,172,565
Insurance — 1.8%
Aon PLC Class A	88,862	30,675,162
Assurant, Inc.	294,000	36,961,680
Axis Capital Holdings Ltd.	279,000	15,018,570
Kemper Corp.	142,000	6,852,920

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Markel Group, Inc. (a)	4,000	$5,532,720
		95,041,052
Private Equity — 1.2%
KKR & Co., Inc.	1,135,170	63,569,520
		285,783,137
Industrial — 16.9%
Building Materials — 1.7%
Builders FirstSource, Inc. (a)	138,262	18,803,632
Eagle Materials, Inc.	97,397	18,156,749
Martin Marietta Materials, Inc.	120,000	55,402,800
		92,363,181
Electrical Components & Equipment — 0.5%
Littelfuse, Inc.	30,000	8,739,300
Universal Display Corp.	113,598	16,372,880
		25,112,180
Electronics — 4.9%
Agilent Technologies, Inc.	776,043	93,319,171
Amphenol Corp. Class A	480,356	40,806,242
Coherent Corp. (a) (b)	132,230	6,741,085
Fortive Corp.	809,000	60,488,930
Keysight Technologies, Inc. (a)	354,000	59,277,300
		260,632,728
Engineering & Construction — 0.3%
MasTec, Inc. (a)	156,275	18,435,762
Environmental Controls — 0.6%
Waste Connections, Inc.	215,463	30,796,126
Hand & Machine Tools — 0.2%
Stanley Black & Decker, Inc.	140,825	13,196,711
Machinery – Construction & Mining — 0.4%
BWX Technologies, Inc.	334,540	23,943,028
Machinery – Diversified — 3.0%
Cognex Corp.	349,000	19,550,980
Esab Corp.	420,000	27,946,800
IDEX Corp.	125,000	26,907,500
Ingersoll Rand, Inc.	1,296,000	84,706,560
		159,111,840
Miscellaneous - Manufacturing — 1.4%
Textron, Inc.	1,107,000	74,866,410
Packaging & Containers — 1.8%
Ball Corp.	1,167,000	67,931,070
Sealed Air Corp.	728,000	29,120,000
		97,051,070

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 2.1%
JB Hunt Transport Services, Inc.	355,000	$64,265,650
Knight-Swift Transportation Holdings, Inc.	312,505	17,362,778
XPO, Inc. (a)	491,324	28,988,116
		110,616,544
		906,125,580
Technology — 20.6%
Computers — 2.4%
Crowdstrike Holdings, Inc. Class A (a)	336,000	49,348,320
EPAM Systems, Inc. (a)	39,191	8,808,177
Fortinet, Inc. (a)	546,000	41,272,140
KBR, Inc.	473,361	30,796,867
		130,225,504
Semiconductors — 8.1%
KLA Corp.	119,412	57,917,208
Lam Research Corp.	33,618	21,611,668
Lattice Semiconductor Corp. (a)	282,000	27,091,740
Marvell Technology, Inc.	2,079,482	124,311,434
Microchip Technology, Inc.	1,713,658	153,526,620
Monolithic Power Systems, Inc.	42,441	22,927,901
NXP Semiconductor NV	63,000	12,894,840
Wolfspeed, Inc. (a) (b)	240,747	13,383,126
		433,664,537
Software — 10.1%
Atlassian Corp. Class A Class A (a)	89,000	14,935,090
Bill Holdings, Inc. (a) (b)	309,267	36,137,849
Black Knight, Inc. (a)	553,000	33,030,690
Broadridge Financial Solutions, Inc.	205,000	33,954,150
CCC Intelligent Solutions Holdings, Inc. (a)	2,125,172	23,823,178
Clear Secure, Inc. Class A (b)	241,000	5,583,970
Confluent, Inc. Class A (a) (b)	148,000	5,225,880
Doximity, Inc. Class A (a) (b)	284,000	9,661,680
Fair Isaac Corp. (a)	76,293	61,737,059
Guidewire Software, Inc. (a)	123,066	9,362,861
HashiCorp, Inc. Class A (a)	75,000	1,963,500
HubSpot, Inc. (a)	43,382	23,083,128
MongoDB, Inc. (a)	82,555	33,929,279
MSCI, Inc.	33,517	15,729,191
Palantir Technologies, Inc. Class A (a)	668,953	10,255,050
Paycom Software, Inc.	20,168	6,478,768
PTC, Inc. (a)	288,000	40,982,400
Roper Technologies, Inc.	82,000	39,425,600
Synopsys, Inc. (a)	75,000	32,655,750
Twilio, Inc. Class A (a)	124,064	7,892,952
Veeva Systems, Inc. Class A (a)	443,595	87,712,039

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Workday, Inc. Class A (a)	36,986	$8,354,768
		541,914,832
		1,105,804,873

TOTAL COMMON STOCK (Cost $4,187,648,812)		5,211,651,073

PREFERRED STOCK — 0.3%
Consumer, Cyclical — 0.0%
Auto Manufacturers — 0.0%
Nuro, Inc., Series D (Acquired 10/29/21, Cost $3,125,295) (a) (c) (d) (e)	149,925	929,535
Consumer, Non-cyclical — 0.1%
Commercial Services — 0.1%
Redwood Materials, Inc., Series C (Acquired 5/28/21, Cost $3,678,889) (a) (c) (d) (e)	77,608	3,704,685
Health Care – Services — 0.0%
Caris Life Sciences, Inc., Series D (Acquired 5/11/21, Cost $5,006,003) (a) (c) (d) (e)	618,025	3,306,434
		7,011,119
Financial — 0.0%
Investment Companies — 0.0%
Maplebear, Inc., Series E (Acquired 11/19/21-12/01/21, Cost $10,196,717) (a) (c) (d) (e)	84,807	2,756,228
Maplebear, Inc., Series I (Acquired 2/26/21, Cost $1,765,375) (a) (c) (d) (e)	14,123	458,998
		3,215,226
Industrial — 0.1%
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $7,310,569) (a) (c) (d) (e)	177,128	3,592,156
Technology — 0.1%
Software — 0.1%
Databricks, Inc., Series H (Acquired 8/31/21, Cost $3,472,860) (a) (c) (d) (e)	47,260	3,457,542

TOTAL PREFERRED STOCK (Cost $34,555,708)		18,205,578

TOTAL EQUITIES (Cost $4,222,204,520)		5,229,856,651

TOTAL LONG-TERM INVESTMENTS (Cost $4,222,204,520)		5,229,856,651

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 2.8%

Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	5,449,385	$5,449,385
Mutual Fund — 0.0%
T. Rowe Price Treasury Reserve Fund	66,892	66,892

Repurchase Agreement — 2.7%	Principal Amount
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (g)	$144,670,496	144,670,496

TOTAL SHORT-TERM INVESTMENTS (Cost $150,186,773)		150,186,773

TOTAL INVESTMENTS — 100.2% (Cost $4,372,391,293) (h)		5,380,043,424

Other Assets/(Liabilities) — (0.2)%		(9,415,516)

NET ASSETS — 100.0%		$5,370,627,908

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $61,722,667 or 1.15% of net assets. The Fund received $57,709,221 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment is valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2023, these securities amounted to a value of $45,997,578 or 0.86% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At June 30, 2023, these securities amounted to a value of $45,997,578 or 0.86% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $144,688,821. Collateralized by U.S. Government Agency obligations with rates ranging from 0.250% - 4.250%, maturity dates ranging from 10/15/25 – 5/15/29, and an aggregate market value, including accrued interest, of $147,563,965.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 97.2%
Basic Materials — 3.1%
Chemicals — 2.4%
Cabot Corp.	101,749	$6,805,991
Livent Corp. (a) (b)	352,963	9,681,775
Methanex Corp. (b)	54,120	2,238,944
		18,726,710
Iron & Steel — 0.7%
ATI, Inc. (a)	91,294	4,037,934
Commercial Metals Co.	33,413	1,759,528
		5,797,462
		24,524,172
Communications — 3.8%
Internet — 2.0%
Cargurus, Inc. (a)	135,721	3,071,366
Criteo SA Sponsored ADR (a)	74,059	2,498,751
Eventbrite, Inc. Class A (a)	281,703	2,690,264
Perficient, Inc. (a)	45,122	3,760,016
Squarespace, Inc. Class A (a)	34,500	1,088,130
Ziff Davis, Inc. (a)	35,838	2,510,810
		15,619,337
Media — 0.9%
New York Times Co. Class A	67,264	2,648,856
World Wrestling Entertainment, Inc. Class A	37,750	4,094,743
		6,743,599
Telecommunications — 0.9%
Calix, Inc. (a)	101,513	5,066,514
Viavi Solutions, Inc. (a)	198,915	2,253,707
		7,320,221
		29,683,157
Consumer, Cyclical — 12.1%
Apparel — 1.8%
Carter's, Inc. (b)	24,426	1,773,327
Crocs, Inc. (a)	61,850	6,954,414
Deckers Outdoor Corp. (a)	2,530	1,334,980
On Holding AG, Class A (a) (b)	56,881	1,877,073

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Steven Madden Ltd. (b)	62,952	$2,057,901
		13,997,695
Auto Parts & Equipment — 0.9%
Visteon Corp. (a)	46,752	6,714,055
Distribution & Wholesale — 1.5%
H&E Equipment Services, Inc.	86,802	3,971,191
Rush Enterprises, Inc. Class A	87,823	5,334,369
WESCO International, Inc.	13,431	2,404,955
		11,710,515
Entertainment — 1.1%
Cinemark Holdings, Inc. (a) (b)	117,846	1,944,459
DraftKings, Inc. Class A (a)	61,628	1,637,456
Red Rock Resorts, Inc. Class A	110,058	5,148,513
		8,730,428
Food Services — 0.3%
Sovos Brands, Inc. (a)	115,067	2,250,711
Home Builders — 1.9%
Century Communities, Inc.	43,977	3,369,518
Meritage Home Corp.	8,349	1,187,812
Skyline Champion Corp. (a)	85,819	5,616,854
Taylor Morrison Home Corp. (a)	91,833	4,478,695
		14,652,879
Leisure Time — 1.0%
Acushnet Holdings Corp.	39,571	2,163,742
Planet Fitness, Inc. Class A (a)	30,105	2,030,281
YETI Holdings, Inc. (a)	105,082	4,081,385
		8,275,408
Lodging — 0.4%
Boyd Gaming Corp.	49,614	3,441,723
Retail — 3.2%
Cava Group, Inc. (a)	28,908	1,183,783
Denny's Corp. (a)	116,931	1,440,590
Freshpet, Inc. (a)	16,400	1,079,284
Nu Skin Enterprises, Inc. Class A	17,969	596,571
Patrick Industries, Inc. (b)	29,983	2,398,640
Savers Value Village, Inc. (a)	30,100	713,370
Shake Shack, Inc. Class A (a)	23,732	1,844,451
Texas Roadhouse, Inc.	22,105	2,481,949
Victoria's Secret & Co. (a) (b)	62,935	1,096,957
Wingstop, Inc.	63,542	12,718,567
		25,554,162
		95,327,576

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 25.5%
Beverages — 1.3%
Celsius Holdings, Inc. (a)	69,418	$10,356,471
Biotechnology — 6.2%
Akero Therapeutics, Inc. (a)	36,759	1,716,278
Amicus Therapeutics, Inc. (a)	173,139	2,174,626
Apellis Pharmaceuticals, Inc. (a)	57,558	5,243,534
Blueprint Medicines Corp. (a)	21,104	1,333,773
Celldex Therapeutics, Inc. (a)	25,693	871,764
Crinetics Pharmaceuticals, Inc. (a)	100,884	1,817,930
Cytokinetics, Inc. (a)	113,306	3,696,042
Halozyme Therapeutics, Inc. (a)	34,475	1,243,513
Immatics NV (a)	180,237	2,079,935
Immunocore Holdings PLC ADR ADR (a)	21,035	1,261,259
ImmunoGen, Inc. (a)	49,635	936,612
Intellia Therapeutics, Inc. (a)	31,410	1,280,900
Intra-Cellular Therapies, Inc. (a)	86,779	5,494,846
Karuna Therapeutics, Inc. (a)	19,577	4,245,272
Kymera Therapeutics, Inc. (a)	53,516	1,230,333
Myriad Genetics, Inc. (a)	89,691	2,079,037
Prothena Corp. PLC (a)	21,294	1,453,954
PTC Therapeutics, Inc. (a)	29,684	1,207,248
Revolution Medicines, Inc. (a)	74,396	1,990,093
Rocket Pharmaceuticals, Inc. (a)	95,322	1,894,048
Sage Therapeutics, Inc. (a)	14,384	676,336
Syndax Pharmaceuticals, Inc. (a)	83,801	1,753,955
Ultragenyx Pharmaceutical, Inc. (a)	15,691	723,826
Veracyte, Inc. (a)	67,488	1,718,919
Zentalis Pharmaceuticals, Inc. (a) (b)	23,925	674,924
		48,798,957
Commercial Services — 3.0%
Cross Country Healthcare, Inc. (a)	106,039	2,977,575
European Wax Center, Inc. Class A (a)	86,678	1,614,811
Flywire Corp. (a)	49,565	1,538,498
H&R Block, Inc.	63,019	2,008,416
Herc Holdings, Inc.	14,618	2,000,473
ManpowerGroup, Inc.	23,304	1,850,338
Progyny, Inc. (a)	20,154	792,858
Shift4 Payments, Inc. Class A (a) (b)	22,907	1,555,614
TriNet Group, Inc. (a)	52,002	4,938,630
WillScot Mobile Mini Holdings Corp. (a)	85,846	4,102,580
		23,379,793
Cosmetics & Personal Care — 1.6%
elf Beauty, Inc. (a)	107,759	12,309,311
Food — 0.5%
Performance Food Group Co. (a)	21,769	1,311,365
TreeHouse Foods, Inc. (a)	50,706	2,554,568
		3,865,933
Health Care – Products — 8.1%
10X Genomics, Inc. Class A (a)	43,765	2,443,838
Axonics Inc. (a)	64,009	3,230,534

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Glaukos Corp. (a)	90,739	$6,461,524
Globus Medical, Inc. Class A (a)	31,342	1,866,103
Haemonetics Corp. (a)	93,799	7,986,047
ICU Medical, Inc. (a)	10,947	1,950,646
Inari Medical, Inc. (a)	70,147	4,078,347
Inspire Medical Systems, Inc. (a)	44,897	14,575,362
iRhythm Technologies, Inc. (a)	12,783	1,333,522
Lantheus Holdings, Inc. (a)	28,480	2,390,042
Merit Medical Systems, Inc. (a)	28,936	2,420,207
Omnicell, Inc. (a)	30,263	2,229,475
Repligen Corp. (a)	4,113	581,825
Shockwave Medical, Inc. (a)	35,242	10,058,419
TransMedics Group, Inc. (a)	22,592	1,897,276
		63,503,167
Health Care – Services — 3.6%
Acadia Healthcare Co., Inc. (a)	117,425	9,351,727
Amedisys, Inc. (a)	19,013	1,738,549
Encompass Health Corp.	42,270	2,862,102
HealthEquity, Inc. (a)	32,860	2,074,780
Medpace Holdings, Inc. (a)	14,994	3,601,109
Radnet, Inc. (a)	50,314	1,641,243
Surgery Partners, Inc. (a) (b)	159,756	7,187,422
		28,456,932
Pharmaceuticals — 1.2%
Aclaris Therapeutics, Inc. (a)	129,426	1,342,148
Ascendis Pharma AS ADR (a)	5,609	500,603
BellRing Brands, Inc. (a)	57,209	2,093,850
Bioxcel Therapeutics, Inc. (a) (b)	23,680	157,709
Merus NV (a) (b)	38,254	1,007,228
Morphic Holding, Inc. (a)	8,046	461,277
Revance Therapeutics, Inc. (a)	53,281	1,348,542
Vaxcyte, Inc. (a)	25,894	1,293,146
Verona Pharma PLC ADR ADR (a)	63,580	1,344,081
		9,548,584
		200,219,148
Energy — 5.5%
Energy – Alternate Sources — 1.2%
Maxeon Solar Technologies Ltd. (a)	43,693	1,230,395
Shoals Technologies Group, Inc. Class A (a)	330,002	8,434,851
		9,665,246
Oil & Gas — 3.7%
Chord Energy Corp.	39,204	6,029,575
Magnolia Oil & Gas Corp. Class A	107,856	2,254,190
Matador Resources Co.	78,782	4,121,874
PBF Energy, Inc. Class A	37,859	1,549,948
PDC Energy, Inc.	22,511	1,601,433
Seadrill Ltd. (a)	47,530	1,961,563
Sitio Royalties Corp. Class A	91,212	2,396,139
Viper Energy Partners LP (c)	222,224	5,962,270

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Weatherford International PLC (a)	42,101	$2,796,349
		28,673,341
Oil & Gas Services — 0.6%
Aris Water Solutions, Inc. Class A (b)	80,690	832,721
TechnipFMC PLC (a)	244,452	4,062,792
		4,895,513
		43,234,100
Financial — 10.2%
Banks — 1.6%
Ameris Bancorp	69,100	2,363,911
Cadence Bank	87,818	1,724,746
First Interstate BancSystem, Inc. Class A	67,018	1,597,709
Hancock Whitney Corp.	60,169	2,309,286
National Bank Holdings Corp. Class A	70,388	2,044,068
Seacoast Banking Corp. of Florida	105,583	2,333,384
		12,373,104
Diversified Financial Services — 3.4%
Air Lease Corp.	73,542	3,077,733
Evercore, Inc. Class A	27,025	3,340,020
Hamilton Lane, Inc. Class A	90,047	7,201,959
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	179,572	4,489,300
PJT Partners, Inc. Class A	63,828	4,444,982
PRA Group, Inc. (a)	91,220	2,084,377
StepStone Group, Inc. Class A	94,036	2,333,033
		26,971,404
Insurance — 2.1%
Assured Guaranty Ltd.	47,885	2,671,983
Kemper Corp.	44,538	2,149,404
Kinsale Capital Group, Inc.	20,001	7,484,374
MGIC Investment Corp.	162,043	2,558,659
Selective Insurance Group, Inc.	20,843	1,999,886
		16,864,306
Real Estate — 0.3%
McGrath RentCorp	22,574	2,087,643
Real Estate Investment Trusts (REITS) — 2.8%
Douglas Emmett, Inc. (b)	103,064	1,295,514
Essential Properties Realty Trust, Inc.	100,075	2,355,766
National Storage Affiliates Trust	51,130	1,780,858
Phillips Edison & Co., Inc. (b)	168,434	5,740,231
PotlatchDeltic Corp.	56,530	2,987,610
Ryman Hospitality Properties, Inc.	40,094	3,725,534
Terreno Realty Corp.	34,140	2,051,814
Xenia Hotels & Resorts, Inc.	173,900	2,140,709
		22,078,036
		80,374,493

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 18.6%
Aerospace & Defense — 2.1%
Curtiss-Wright Corp.	42,691	$7,840,629
Hexcel Corp.	49,671	3,775,989
Leonardo DRS, Inc. (a) (b)	123,237	2,136,930
Mercury Systems, Inc. (a)	41,094	1,421,442
Spirit AeroSystems Holdings, Inc. Class A	35,615	1,039,602
		16,214,592
Building Materials — 1.9%
AAON, Inc.	27,465	2,603,957
AZEK Co., Inc (a)	203,360	6,159,774
Eagle Materials, Inc.	13,938	2,598,322
Louisiana-Pacific Corp.	38,774	2,907,274
Trex Co., Inc. (a)	13,676	896,599
		15,165,926
Electrical Components & Equipment — 1.6%
Acuity Brands, Inc.	9,969	1,625,745
Novanta, Inc. (a)	60,034	11,052,259
		12,678,004
Electronics — 0.9%
Atkore, Inc. (a)	19,053	2,971,125
Badger Meter, Inc.	19,852	2,929,361
NEXTracker, Inc. Class A (a)	38,092	1,516,443
		7,416,929
Engineering & Construction — 2.9%
Comfort Systems USA, Inc.	54,813	9,000,295
EMCOR Group, Inc.	13,525	2,499,150
Fluor Corp. (a)	232,534	6,883,006
MasTec, Inc. (a)	14,054	1,657,950
TopBuild Corp. (a)	9,023	2,400,298
		22,440,699
Environmental Controls — 2.1%
Casella Waste Systems, Inc. Class A (a)	79,903	7,227,226
Clean Harbors, Inc. (a)	57,872	9,515,893
		16,743,119
Hand & Machine Tools — 0.3%
Kennametal, Inc.	76,998	2,185,973
Machinery – Construction & Mining — 0.3%
Vertiv Holdings Co.	102,345	2,535,086
Machinery – Diversified — 3.4%
Albany International Corp. Class A	18,889	1,761,966
Applied Industrial Technologies, Inc.	56,221	8,142,487
Cactus, Inc. Class A	72,557	3,070,612
Esab Corp.	39,330	2,617,018
Flowserve Corp.	72,725	2,701,734

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Middleby Corp. (a)	15,511	$2,292,991
Zurn Elkay Water Solutions Corp. Class C	226,504	6,090,693
		26,677,501
Metal Fabricate & Hardware — 0.5%
Helios Technologies, Inc.	31,440	2,077,870
Valmont Industries, Inc.	5,671	1,650,544
		3,728,414
Miscellaneous - Manufacturing — 0.2%
EnPro Industries, Inc.	13,900	1,856,067
Packaging & Containers — 0.6%
Graphic Packaging Holding Co.	208,009	4,998,456
Transportation — 1.4%
Kirby Corp. (a)	38,027	2,926,178
RXO, Inc. (a)	101,262	2,295,609
Saia, Inc. (a)	15,810	5,413,502
		10,635,289
Trucking & Leasing — 0.4%
GATX Corp.	23,175	2,983,550
		146,259,605
Technology — 17.2%
Computers — 2.6%
CyberArk Software Ltd. (a)	39,839	6,228,031
Exlservice Holdings, Inc. (a)	44,358	6,700,719
KBR, Inc.	60,539	3,938,667
Rapid7, Inc. (a)	36,410	1,648,645
WNS Holdings Ltd. ADR (a)	21,904	1,614,763
		20,130,825
Semiconductors — 5.3%
Allegro MicroSystems, Inc. (a)	42,303	1,909,557
Axcelis Technologies, Inc. (a)	24,965	4,576,834
Cirrus Logic, Inc. (a)	23,102	1,871,493
Diodes, Inc. (a)	29,653	2,742,606
FormFactor, Inc. (a)	69,492	2,378,016
Impinj, Inc. (a) (b)	17,081	1,531,312
Lattice Semiconductor Corp. (a)	80,834	7,765,722
MACOM Technology Solutions Holdings, Inc. (a)	28,990	1,899,715
MKS Instruments, Inc.	9,581	1,035,706
Nova Ltd. (a)	13,840	1,623,432
Power Integrations, Inc.	50,273	4,759,345
Rambus, Inc. (a)	59,408	3,812,211
Silicon Laboratories, Inc. (a)	10,170	1,604,216
SiTime Corp. (a) (b)	14,717	1,736,165
Synaptics, Inc. (a)	32,006	2,732,672
		41,979,002
Software — 9.3%
Altair Engineering, Inc. Class A (a)	43,351	3,287,740

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Braze, Inc. Class A (a)	26,079	$1,141,999
CCC Intelligent Solutions Holdings, Inc. (a)	146,150	1,638,341
Clearwater Analytics Holdings, Inc. Class A (a)	78,070	1,238,971
Confluent, Inc. Class A (a) (b)	70,054	2,473,607
DigitalOcean Holdings, Inc. (a) (b)	34,435	1,382,221
DoubleVerify Holdings, Inc. (a)	219,499	8,542,901
Duolingo, Inc. (a)	32,308	4,618,106
Evolent Health, Inc. Class A (a)	94,569	2,865,441
Five9, Inc. (a)	40,403	3,331,227
Gitlab, Inc. Class A (a)	64,279	3,285,300
Global-e Online Ltd. (a) (b)	32,165	1,316,835
Intapp, Inc. (a)	18,200	762,762
Jamf Holding Corp. (a) (b)	256,544	5,007,739
Manhattan Associates, Inc. (a)	46,383	9,271,034
Monday.com Ltd. (a)	6,941	1,188,438
New Relic, Inc. (a)	32,378	2,118,816
PowerSchool Holdings, Inc. Class A (a) (b)	172,105	3,294,090
Privia Health Group, Inc. (a)	78,589	2,051,959
RingCentral, Inc. Class A (a)	20,319	665,041
Samsara, Inc. Class A (a)	68,181	1,889,295
Sprout Social, Inc. Class A (a)	124,125	5,729,610
Verra Mobility Corp. (a)	322,553	6,360,745
		73,462,218
		135,572,045
Utilities — 1.2%
Electric — 0.9%
Ameresco, Inc. Class A (a) (b)	46,541	2,263,289
Atlantica Sustainable Infrastructure PLC	93,324	2,187,514
Portland General Electric Co.	58,089	2,720,308
		7,171,111
Gas — 0.3%
ONE Gas, Inc.	26,599	2,043,069
		9,214,180

TOTAL COMMON STOCK (Cost $682,686,982)		764,408,476

TOTAL EQUITIES (Cost $682,686,982)		764,408,476

MUTUAL FUNDS — 1.5%
Diversified Financial Services — 1.5%
iShares Russell 2000 ETF (b)	30,471	5,706,304
iShares Russell 2000 Growth ETF	25,186	6,111,635
		11,817,939

TOTAL MUTUAL FUNDS (Cost $11,178,053)		11,817,939

TOTAL LONG-TERM INVESTMENTS (Cost $693,865,035)		776,226,415

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 2.9%

Investment of Cash Collateral from Securities Loaned — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	12,407,115	$12,407,115

Repurchase Agreement — 1.3%	Principal Amount
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (e)	$10,094,225	10,094,225

TOTAL SHORT-TERM INVESTMENTS (Cost $22,501,340)		22,501,340

TOTAL INVESTMENTS — 101.6% (Cost $716,366,375) (f)		798,727,755

Other Assets/(Liabilities) — (1.6)%		(12,788,298)

NET ASSETS — 100.0%		$785,939,457

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $55,031,893 or 7.00% of net assets. The Fund received $43,995,159 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $10,095,504. Collateralized by U.S. Government Agency obligations with rates ranging from 2.375% - 4.250%, maturity dates ranging from 10/15/25 - 5/15/29, and an aggregate market value, including accrued interest, of $10,296,136.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Overseas Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 97.8%
Australia — 1.2%
Glencore PLC	513,900	$2,915,117
Orica Ltd.	29,133	288,938
Rio Tinto PLC	41,031	2,606,679
		5,810,734
Belgium — 1.0%
Anheuser-Busch InBev SA	48,400	2,741,192
KBC Group NV	29,564	2,067,373
		4,808,565
Canada — 3.1%
Canadian National Railway Co. (a)	36,244	4,388,061
Intact Financial Corp.	14,924	2,304,250
Open Text Corp. (a)	71,090	2,956,829
Restaurant Brands International, Inc. (a)	5,500	426,360
Suncor Energy, Inc. (a)	61,913	1,816,146
Toronto-Dominion Bank	55,512	3,440,717
		15,332,363
China — 3.0%
Alibaba Group Holding Ltd. (b)	327,940	3,410,598
NetEase, Inc.	126,300	2,454,353
Prosus NV (b)	47,423	3,470,321
Tencent Holdings Ltd.	65,400	2,783,589
Vipshop Holdings Ltd. ADR (b)	53,143	876,860
Yum China Holdings, Inc.	32,234	1,821,221
		14,816,942
Denmark — 2.3%
Carlsberg AS Class B	18,334	2,931,470
DSV AS	8,480	1,784,633
Novo Nordisk AS Class B	40,533	6,546,637
		11,262,740
France — 16.5%
Accor SA	90,170	3,353,025
Air Liquide SA	52,772	9,461,073
BNP Paribas SA	84,931	5,365,039
Capgemini SE	52,391	9,925,017
Cie de Saint-Gobain	56,344	3,432,332
Cie Generale des Etablissements Michelin SCA	67,383	1,991,927
Danone SA	37,400	2,291,753
Dassault Systemes SE	42,362	1,878,590

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Edenred	23,500	$1,573,582
Engie SA	266,306	4,429,503
EssilorLuxottica SA	26,580	5,030,208
Kering SA	6,325	3,503,024
L'Oreal SA	5,992	2,796,332
Legrand SA	30,082	2,984,185
LVMH Moet Hennessy Louis Vuitton SE	9,328	8,803,075
Pernod Ricard SA	24,878	5,496,529
Publicis Groupe SA	30,369	2,369,056
Valeo	124,230	2,665,640
Worldline SA (b) (c)	100,000	3,659,988
		81,009,878
Germany — 15.4%
adidas AG	14,115	2,737,675
Allianz SE Registered	17,185	3,997,386
Bayer AG Registered	157,579	8,711,909
Bayerische Motoren Werke AG	31,685	3,891,436
Beiersdorf AG	42,509	5,624,243
Brenntag SE	19,600	1,527,027
Continental AG	52,680	3,970,192
Daimler Truck Holding AG	101,361	3,649,459
Deutsche Boerse AG	29,069	5,368,590
Fresenius Medical Care AG & Co. KGaA	78,421	3,745,276
Fresenius SE & Co. KGaA	137,700	3,811,542
Henkel AG & Co. KGaA	29,722	2,091,940
Mercedes-Benz Group AG Registered	65,173	5,245,226
Merck KGaA	29,011	4,796,458
MTU Aero Engines AG	8,234	2,133,467
SAP SE	72,358	9,880,046
Siemens AG Registered	16,865	2,807,155
thyssenkrupp AG	172,517	1,349,098
		75,338,125
Hong Kong — 2.5%
AIA Group Ltd.	622,400	6,350,461
Prudential PLC	418,825	5,906,412
		12,256,873
India — 1.6%
Axis Bank Ltd.	116,905	1,408,837
HDFC Bank Ltd.	99,073	2,057,633
Housing Development Finance Corp. Ltd.	70,942	2,442,807
Tata Consultancy Services Ltd.	45,551	1,835,789
		7,745,066
Indonesia — 0.0%
Bank Mandiri Persero Tbk PT	565,400	197,975
Ireland — 1.5%
Ryanair Holdings PLC Sponsored ADR (b)	64,705	7,156,373
Israel — 0.8%
Check Point Software Technologies Ltd. (b)	30,680	3,854,022

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Italy — 2.6%
Eni SpA	252,157	$3,635,975
Intesa Sanpaolo SpA	3,434,850	9,027,861
		12,663,836
Japan — 10.6%
Daikin Industries Ltd.	26,300	5,368,479
Denso Corp.	60,200	4,058,464
Fujitsu Ltd.	14,600	1,882,334
Hitachi Ltd.	116,100	7,185,616
Hoya Corp.	26,000	3,101,524
Koito Manufacturing Co. Ltd.	120,700	2,190,783
Komatsu Ltd.	76,900	2,080,784
Kose Corp.	19,800	1,903,314
Kubota Corp.	83,300	1,213,460
Kyocera Corp.	63,900	3,473,363
Mitsubishi Electric Corp.	122,500	1,721,461
Olympus Corp.	168,800	2,671,915
Recruit Holdings Co. Ltd.	53,200	1,697,799
Shin-Etsu Chemical Co. Ltd.	57,500	1,911,115
SMC Corp.	6,200	3,445,962
Sony Group Corp.	51,600	4,628,398
Terumo Corp.	101,300	3,221,758
		51,756,529
Luxembourg — 0.4%
Eurofins Scientific SE (a)	27,700	1,759,465
Netherlands — 3.2%
Akzo Nobel NV	70,711	5,777,833
EXOR NV	37,300	3,332,868
ING Groep NV	353,774	4,777,567
Randstad NV	34,005	1,792,120
		15,680,388
Portugal — 0.4%
Galp Energia SGPS SA	180,221	2,107,214
Republic of Korea — 1.0%
NAVER Corp.	24,465	3,425,415
Samsung Electronics Co. Ltd.	31,350	1,727,900
		5,153,315
Singapore — 0.7%
DBS Group Holdings Ltd.	151,900	3,551,777
Spain — 1.3%
Amadeus IT Group SA (b)	84,400	6,434,762
Sweden — 1.2%
Sandvik AB	47,900	935,325
SKF AB Class B	152,200	2,650,594
Volvo AB Class B	121,000	2,509,775
		6,095,694

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Switzerland — 6.9%
Cie Financiere Richemont SA Registered Class A	43,506	$7,381,822
Julius Baer Group Ltd.	38,423	2,422,682
Novartis AG Registered	73,530	7,421,192
Schindler Holding AG	4,905	1,150,683
Sika AG Registered	8,946	2,558,758
Sonova Holding AG Registered	8,987	2,394,098
Swatch Group AG	4,735	1,387,779
UBS Group AG Registered	226,936	4,617,156
Zurich Insurance Group AG	9,623	4,571,923
		33,906,093
Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	35,833	3,616,266
United Kingdom — 10.7%
Ashtead Group PLC	34,200	2,374,846
CNH Industrial NV	321,297	4,643,915
Compass Group PLC	290,629	8,129,836
Diageo PLC	100,913	4,328,758
Informa PLC	157,800	1,454,606
Liberty Global PLC Class A (b)	94,300	1,589,898
Lloyds Banking Group PLC	9,615,397	5,330,499
London Stock Exchange Group PLC	37,796	4,005,117
Reckitt Benckiser Group PLC	53,489	4,017,040
RELX PLC	151,589	5,053,736
Rolls-Royce Holdings PLC (b)	1,178,151	2,262,771
Schroders PLC	590,664	3,285,820
Smiths Group PLC	39,056	817,190
Tesco PLC	853,615	2,697,450
WPP PLC	217,444	2,272,952
		52,264,434
United States — 9.2%
Experian PLC	130,691	5,021,873
Holcim AG	40,984	2,755,457
Linde PLC	12,059	4,595,444
Nestle SA Registered	87,380	10,513,972
QIAGEN NV (b)	62,957	2,824,083
Roche Holding AG	33,513	10,241,422
Schneider Electric SE	50,894	9,276,304
		45,228,555

TOTAL COMMON STOCK (Cost $404,139,545)		479,807,984

PREFERRED STOCK — 0.6%
Republic of Korea — 0.6%
Samsung Electronics Co. Ltd. 1.821%
	64,600	2,931,865

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL PREFERRED STOCK (Cost $3,503,195)		$2,931,865

TOTAL EQUITIES (Cost $407,642,740)		482,739,849

TOTAL LONG-TERM INVESTMENTS (Cost $407,642,740)		482,739,849

SHORT-TERM INVESTMENTS — 1.4%

Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	1,789,182	1,789,182

	Principal Amount
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (e)	$4,757,432	4,757,432

TOTAL SHORT-TERM INVESTMENTS (Cost $6,546,614)		6,546,614

TOTAL INVESTMENTS — 99.8% (Cost $414,189,354) (f)		489,286,463

Other Assets/(Liabilities) — 0.2%		1,043,482

NET ASSETS — 100.0%		$490,329,945

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $7,349,459 or 1.50% of net assets. The Fund received $5,910,250 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $3,659,988 or 0.75% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $4,758,035. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $4,852,662.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 96.8%
Australia — 2.3%
ANZ Group Holdings Ltd.	118,872	$1,884,992
BHP Group Ltd.	116,435	3,474,074
BHP Group Ltd. Class DI	214,722	6,377,532
Challenger Ltd.	203,981	885,922
Downer EDI Ltd.	654,438	1,801,769
IGO Ltd.	544,912	5,561,703
Macquarie Group Ltd.	18,236	2,173,097
Rio Tinto Ltd.	12,834	987,685
Scentre Group	1,149,001	2,029,398
South32 Ltd.	1,775,221	4,477,124
Suncorp Group Ltd.	208,420	1,880,190
Worley Ltd.	428,303	4,531,573
		36,065,059
Austria — 0.6%
BAWAG Group AG (a)	72,633	3,353,987
Erste Group Bank AG	89,795	3,153,040
Mondi PLC	52,857	807,028
OMV AG	44,571	1,888,553
		9,202,608
Belgium — 0.3%
KBC Group NV	30,137	2,107,442
Umicore SA	69,397	1,939,933
		4,047,375
Brazil — 2.1%
B3 SA - Brasil Bolsa Balcao	834,400	2,545,964
Banco BTG Pactual SA	464,500	3,050,943
EDP - Energias do Brasil SA	219,468	1,082,627
Hypera SA	71,740	689,353
Klabin SA	609,600	2,771,604
Localiza Rent a Car SA	420,037	6,009,050
MercadoLibre, Inc. (b)	2,669	3,161,697
Multiplan Empreendimentos Imobiliarios SA	636,100	3,675,888
Raia Drogasil SA	813,787	5,030,720
Suzano SA	228,327	2,108,646
WEG SA	127,728	1,007,003
XP, Inc. Class A (b)	50,826	1,192,378
		32,325,873
Canada — 3.8%
Brookfield Corp.	60,200	2,026,737
Canadian National Railway Co.	24,600	2,978,322

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Canadian Pacific Kansas City Ltd. (c)	62,263	$5,028,983
Cenovus Energy, Inc.	101,500	1,723,910
Constellation Software, Inc. (c)	2,022	4,189,398
Definity Financial Corp.	114,085	3,027,052
Element Fleet Management Corp.	295,496	4,501,309
Magna International, Inc. (c)	76,549	4,320,426
National Bank of Canada	129,827	9,672,712
Shopify, Inc. Class A (b)	51,509	3,327,481
Sun Life Financial, Inc.	126,766	6,608,387
Suncor Energy, Inc. (c)	162,953	4,780,037
The Descartes Systems Group, Inc. (b)	17,886	1,432,847
TMX Group Ltd.	245,375	5,521,516
		59,139,117
Chile — 0.4%
Antofagasta PLC	134,577	2,507,966
Banco de Chile	25,725,259	2,685,293
Banco Santander Chile Sponsored ADR	46,681	879,937
		6,073,196
China — 10.2%
Alibaba Group Holding Ltd. (b)	708,980	7,373,439
Alibaba Group Holding Ltd. Sponsored ADR (b)	121,238	10,105,187
Baidu, Inc. Class A (b)	229,950	3,930,524
Baidu, Inc. Sponsored ADR (b)	16,232	2,222,323
BeiGene Ltd. ADR (b)	5,727	1,021,124
Beijing Capital International Airport Co. Ltd. Class H (b)	1,990,000	1,289,069
Beijing Enterprises Holdings Ltd.	227,000	824,220
Budweiser Brewing Co. APAC Ltd. (a)	1,027,600	2,649,765
Chacha Food Co. Ltd. Class A	203,800	1,167,746
China Construction Bank Corp. Class H	3,965,000	2,571,133
China Oilfield Services Ltd. Class A	1,041,800	1,996,475
China Overseas Land & Investment Ltd.	1,154,000	2,522,181
China Resources Gas Group Ltd.	702,500	2,408,662
China Resources Mixc Lifestyle Services Ltd. (a)	158,600	789,090
Focus Media Information Technology Co. Ltd. Class A	2,098,900	1,968,659
Fosun International Ltd.	1,231,000	846,873
Fuyao Glass Industry Group Co. Ltd. Class A	887,000	4,383,405
Glodon Co. Ltd. Class A	175,560	785,181
Guangdong Investment Ltd.	1,316,000	1,136,359
Hongfa Technology Co. Ltd. Class A	140,420	616,518
Hundsun Technologies, Inc. Class A	245,000	1,500,307
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	1,100,900	4,303,790
JD Health International, Inc. (a) (b)	262,950	1,666,945
JD.com, Inc. Class A	35,000	595,431
Jiumaojiu International Holdings Ltd. (a)	528,000	868,902
JOYY, Inc. ADR	35,606	1,093,460
KE Holdings, Inc. ADR (b)	234,906	3,488,354
Kweichow Moutai Co. Ltd. Class A	12,398	2,890,847
Li Auto, Inc. ADR (b)	47,400	1,663,740
Li Auto, Inc. Class A (b)	5,200	90,863
Li Ning Co. Ltd.	330,500	1,787,389
Longfor Group Holdings Ltd. (a)	547,591	1,341,159
NARI Technology Co. Ltd. Class A	1,503,645	4,791,675
Nongfu Spring Co. Ltd. Class H (a)	142,600	788,590
NXP Semiconductor NV	30,579	6,258,910
PDD Holdings, Inc. (b)	13,259	916,727

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PICC Property & Casualty Co. Ltd. Class H	1,496,000	$1,667,636
Ping An Insurance Group Co. of China Ltd. Class H	146,000	935,449
Pony Testing International Group Co. Ltd. Class A	106,331	579,934
Prosus NV	168,784	12,351,279
Prosus NV (c)	37,811	2,777,288
Sangfor Technologies, Inc. Class A (b)	1,500	23,414
Shandong Pharmaceutical Glass Co. Ltd. Class A	314,700	1,180,818
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,180,000	1,547,666
Shenzhen Inovance Technology Co. Ltd. Class A	392,800	3,476,284
Silergy Corp.	137,000	1,712,972
Songcheng Performance Development Co. Ltd. Class A	334,970	572,118
Sunny Optical Technology Group Co. Ltd.	34,400	345,708
Tencent Holdings Ltd.	259,400	11,040,720
Tingyi Cayman Islands Holding Corp.	738,000	1,147,077
Tongcheng Travel Holdings Ltd. (a) (b)	1,351,200	2,835,850
Trip.com Group Ltd. (b)	81,900	2,865,276
Tsingtao Brewery Co. Ltd. Class H	246,000	2,241,738
Weichai Power Co. Ltd. Class A	1,461,700	2,510,152
Wilmar International Ltd.	992,800	2,795,826
Xiamen Faratronic Co. Ltd. Class A	21,000	397,054
Yangzijiang Shipbuilding Holdings Ltd.	3,270,100	3,632,996
Yifeng Pharmacy Chain Co. Ltd. Class A	368,082	1,876,198
Yum China Holdings, Inc.	161,000	9,096,500
Yum China Holdings, Inc.	8,400	474,706
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	263,800	1,101,771
Zhongsheng Group Holdings Ltd.	967,000	3,715,681
ZWSOFT Co. Ltd. Guangzhou Class A	35,569	713,338
		158,270,471
Denmark — 1.0%
Carlsberg AS Class B	16,438	2,628,313
Genmab AS (b)	8,503	3,227,280
Novo Nordisk AS Class B	28,910	4,669,363
Novo Nordisk AS Sponsored ADR	28,069	4,542,406
		15,067,362
Finland — 0.6%
Sampo OYJ Class A	154,483	6,928,391
Stora Enso OYJ Class R	165,855	1,922,187
		8,850,578
France — 6.8%
Air Liquide SA	21,734	3,896,516
Airbus SE	36,873	5,330,189
Alstom SA	77,367	2,309,381
AXA SA	427,202	12,621,058
BNP Paribas SA	117,265	7,407,558
Capgemini SE	23,235	4,401,668
Dassault Aviation SA	32,426	6,488,096
Engie SA	568,819	9,461,242
EssilorLuxottica SA	25,199	4,768,857
Forvia (b)	64,942	1,531,868
Kering SA	11,208	6,207,413
L'Oreal SA	9,509	4,437,637
Legrand SA	35,676	3,539,119
LVMH Moet Hennessy Louis Vuitton SE	2,318	2,187,556

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Safran SA	45,620	$7,167,436
Teleperformance	23,079	3,874,403
Thales SA	25,380	3,799,081
TotalEnergies SE	234,003	13,411,291
Ubisoft Entertainment SA (b)	70,022	1,979,247
		104,819,616
Germany — 6.0%
BASF SE	43,387	2,106,550
Bayer AG Registered	156,798	8,668,731
Brenntag SE	21,517	1,676,379
Covestro AG (a) (b)	105,285	5,466,964
Daimler Truck Holding AG	121,533	4,375,743
Deutsche Boerse AG	10,855	2,004,749
Deutsche Post AG Registered	60,849	2,971,404
Deutsche Telekom AG Registered	427,720	9,322,989
Evotec SE (b)	180,267	4,052,238
Fresenius SE & Co. KGaA	140,298	3,883,455
Heidelberg Materials AG	22,797	1,871,973
Infineon Technologies AG	37,003	1,526,023
KION Group AG	38,097	1,531,949
Mercedes-Benz Group AG Registered	37,261	2,998,824
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	17,841	6,690,131
Puma SE	74,918	4,505,248
SAP SE	62,063	8,474,326
Siemens AG Registered	98,708	16,429,802
Siemens Healthineers AG (a)	63,012	3,566,305
Zalando SE (a) (b)	41,189	1,185,062
		93,308,845
Guatemala — 0.1%
Millicom International Cellular SA (b) (c)	86,303	1,319,986
Hong Kong — 1.4%
AIA Group Ltd.	1,285,600	13,117,213
Hong Kong Exchanges & Clearing Ltd.	40,200	1,528,767
Hongkong Land Holdings Ltd.	300,000	1,172,065
Prudential PLC	463,842	6,541,257
		22,359,302
Hungary — 0.4%
OTP Bank Nyrt	186,106	6,612,362
India — 4.3%
Ashok Leyland Ltd.	378,561	773,672
Asian Paints Ltd.	28,052	1,148,926
Axis Bank Ltd.	529,389	6,379,735
HDFC Asset Management Co. Ltd. (a)	23,024	642,352
HDFC Bank Ltd.	72,570	1,507,196
HDFC Life Insurance Co. Ltd. (a)	496,193	3,924,301
Hindalco Industries Ltd.	318,444	1,640,732
Hindustan Unilever Ltd.	28,483	929,419
Housing Development Finance Corp. Ltd.	234,994	8,091,750
ICICI Bank Ltd.	319,024	3,643,847
ICICI Bank Ltd. Sponsored ADR	99,443	2,295,144
Indus Towers Ltd.	283,616	567,543
Infosys Ltd.	158,179	2,568,303

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kotak Mahindra Bank Ltd.	122,962	$2,763,737
Larsen & Toubro Ltd.	106,106	3,198,943
Maruti Suzuki India Ltd.	6,372	760,912
NTPC Ltd.	2,230,173	5,143,513
Petronet LNG Ltd.	857,585	2,330,657
Reliance Industries Ltd.	159,816	4,989,170
Shree Cement Ltd.	6,812	1,985,498
Shriram Finance Ltd.	237,437	5,033,200
Tata Consultancy Services Ltd.	11,420	460,247
Tech Mahindra Ltd.	148,647	2,052,271
Varun Beverages Ltd.	126,334	1,243,042
Voltas Ltd.	214,065	1,989,602
		66,063,712
Indonesia — 0.7%
Bank Central Asia Tbk PT	8,909,400	5,492,415
Bank Rakyat Indonesia Persero Tbk PT	9,838,264	3,576,114
Sarana Menara Nusantara Tbk PT	23,074,900	1,629,256
Sumber Alfaria Trijaya Tbk PT	2,742,800	472,339
		11,170,124
Ireland — 0.3%
AerCap Holdings NV (b)	38,506	2,445,901
Kerry Group PLC Class A	21,104	2,059,153
		4,505,054
Italy — 1.9%
Amplifon SpA (c)	49,318	1,810,061
Banca Mediolanum SpA	265,439	2,406,591
DiaSorin SpA	19,938	2,075,010
Enel SpA	663,526	4,469,704
Ermenegildo Zegna NV	131,238	1,664,098
Intesa Sanpaolo SpA	458,414	1,204,856
Leonardo SpA	192,250	2,184,228
Moncler SpA	43,351	2,999,607
Prysmian SpA	149,211	6,249,568
UniCredit SpA	184,433	4,301,012
		29,364,735
Japan — 13.9%
Asahi Group Holdings Ltd.	82,900	3,213,453
Asahi Kasei Corp.	221,600	1,504,233
Astellas Pharma, Inc.	522,500	7,786,019
Calbee, Inc.	57,100	1,081,650
Central Japan Railway Co.	12,300	1,542,498
Chugai Pharmaceutical Co. Ltd.	131,000	3,725,647
CyberAgent, Inc.	189,000	1,380,310
Daiichi Sankyo Co. Ltd.	82,500	2,616,192
Daikin Industries Ltd.	12,300	2,510,733
Denso Corp.	45,600	3,074,185
DIC Corp. (c)	55,600	1,012,725
Disco Corp.	16,000	2,531,275
Electric Power Development Co. Ltd. Class C	85,800	1,261,169
Fujitsu Ltd.	26,400	3,403,672
Hamamatsu Photonics KK	41,400	2,032,321
Hikari Tsushin, Inc.	7,600	1,092,239

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hitachi Ltd.	87,300	$5,403,138
Honda Motor Co. Ltd.	34,400	1,039,175
Isetan Mitsukoshi Holdings Ltd.	90,700	924,299
Kao Corp. (c)	63,900	2,314,431
Keyence Corp.	8,200	3,877,929
Kirin Holdings Co. Ltd. (c)	87,300	1,274,958
MatsukiyoCocokara & Co.	43,000	2,416,365
MINEBEA MITSUMI, Inc.	62,800	1,189,218
Mitsubishi Corp.	64,000	3,102,341
Mitsubishi Electric Corp.	480,700	6,755,151
Mitsubishi Estate Co. Ltd.	178,800	2,132,729
Mitsubishi HC Capital, Inc.	223,600	1,332,319
Mitsubishi UFJ Financial Group, Inc.	1,109,500	8,189,622
Mitsui Fudosan Co. Ltd.	354,200	7,067,018
Murata Manufacturing Co. Ltd.	96,000	5,508,466
Nextage Co. Ltd. (c)	70,000	1,360,815
Nippon Sanso Holdings Corp.	68,300	1,484,611
Nippon Shokubai Co. Ltd.	23,400	877,439
Nippon Steel Corp.	88,900	1,866,145
Nippon Telegraph & Telephone Corp.	13,097,700	15,519,391
Niterra Co. Ltd.	31,100	618,795
NTT Data Corp.	241,600	3,382,796
Olympus Corp.	202,200	3,200,600
Omron Corp.	23,800	1,457,963
ORIX Corp.	162,000	2,962,748
Otsuka Holdings Co. Ltd. (c)	175,700	6,439,506
Outsourcing, Inc.	153,600	1,466,140
Panasonic Holdings Corp.	232,100	2,843,220
Persol Holdings Co. Ltd.	207,100	3,747,852
Recruit Holdings Co. Ltd.	118,200	3,772,178
Renesas Electronics Corp. (b)	115,700	2,189,598
Seven & i Holdings Co. Ltd.	195,900	8,470,309
Shimadzu Corp.	62,000	1,919,465
SMC Corp.	3,500	1,945,301
Sompo Holdings, Inc.	55,300	2,479,110
Sony Group Corp.	81,800	7,337,267
Stanley Electric Co. Ltd.	194,200	3,937,513
Sumitomo Corp.	277,400	5,893,777
Sumitomo Metal Mining Co. Ltd.	49,300	1,588,983
Sumitomo Mitsui Trust Holdings, Inc.	40,500	1,449,192
Suzuki Motor Corp.	92,100	3,346,797
Taiheiyo Cement Corp.	74,600	1,463,964
Takeda Pharmaceutical Co. Ltd.	66,000	2,074,449
TechnoPro Holdings, Inc. (c)	84,800	1,839,153
THK Co. Ltd. (c)	43,300	891,641
Tokio Marine Holdings, Inc.	165,600	3,823,570
Tokyo Electron Ltd.	45,100	6,458,481
Tosoh Corp.	21,300	252,528
Toyota Motor Corp.	681,300	10,887,880
Welcia Holdings Co. Ltd.	39,700	826,035
Z Holdings Corp.	1,428,000	3,448,473
		215,819,165
Luxembourg — 0.3%
ArcelorMittal SA	75,525	2,057,642
Eurofins Scientific SE	36,233	2,301,469
		4,359,111

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Malaysia — 0.2%
CIMB Group Holdings Bhd	2,765,696	$3,001,360
Mexico — 0.9%
Becle SAB de CV (c)	156,041	382,331
Fresnillo PLC	181,368	1,405,682
Gruma SAB de CV Class B	176,117	2,827,935
Grupo Aeroportuario del Pacifico SAB de CV ADR	10,106	1,806,144
Grupo Financiero Banorte SAB de CV Class O	91,900	756,053
Grupo Mexico SAB de CV Series B	908,517	4,368,228
Wal-Mart de Mexico SAB de CV	635,100	2,518,954
		14,065,327
Mongolia — 0.3%
Galaxy Entertainment Group Ltd. (b)	701,000	4,473,976
Netherlands — 4.9%
Adyen NV (a) (b)	1,327	2,299,179
Akzo Nobel NV	133,282	10,890,542
ASML Holding NV	35,499	25,696,695
ASR Nederland NV	32,772	1,474,020
Euronext NV (a)	15,503	1,054,489
Heineken NV	34,581	3,558,793
ING Groep NV	986,059	13,316,307
Koninklijke Philips NV	382,474	8,276,870
Shell PLC	193,591	5,763,899
Shell PLC ADR	56,602	3,417,629
		75,748,423
Norway — 0.8%
DNB Bank ASA	250,802	4,688,931
Equinor ASA	176,068	5,114,723
Storebrand ASA	298,397	2,326,366
		12,130,020
Peru — 0.1%
Credicorp Ltd.	5,045	744,844
Philippines — 0.4%
BDO Unibank, Inc.	466,444	1,163,442
Jollibee Foods Corp.	220,900	957,914
SM Investments Corp.	154,430	2,591,880
TELUS International CDA, Inc. (b)	57,509	872,131
Universal Robina Corp.	299,400	747,301
		6,332,668
Poland — 0.1%
Powszechny Zaklad Ubezpieczen SA	208,335	2,020,488
Portugal — 0.6%
Banco Comercial Portugues SA Class R	4,349,863	1,043,804
Galp Energia SGPS SA	400,498	4,682,780
Jeronimo Martins SGPS SA	136,594	3,765,948
		9,492,532

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Republic of Korea — 3.6%
Amorepacific Corp.	8,998	$666,548
CJ CheilJedang Corp.	5,580	1,145,233
Hyundai Motor Co.	18,731	2,947,217
KT Corp.	74,036	1,677,995
KT Corp. Sponsored ADR (c)	135,526	1,531,444
LG Chem Ltd.	4,368	2,234,005
Lotte Chemical Corp.	22,612	2,664,089
NAVER Corp.	26,658	3,732,463
POSCO Holdings, Inc.	3,555	1,054,962
Samsung Electronics Co. Ltd.	634,003	34,943,987
SK Hynix, Inc.	40,866	3,603,335
		56,201,278
Russia — 0.0%
Gazprom PJSC (d) (e)	496,602	—
Novatek PJSC (d) (e)	73,140	—
TCS Group Holding, PLC (a) (b) (d) (e)	10,848	—
X5 Retail Group NV GDR (a) (b) (d) (e) (f)	43,260	—
		—
Saudi Arabia — 0.9%
Al Rajhi Bank	50,958	996,590
Arabian Internet & Communications Services Co.	7,966	686,107
Nahdi Medical Co.	39,313	1,782,363
Saudi Basic Industries Corp.	135,373	3,184,267
Saudi British Bank	281,631	2,869,355
Saudi National Bank (f)	405,665	3,983,331
		13,502,013
Singapore — 0.8%
DBS Group Holdings Ltd.	85,900	2,008,543
Jardine Cycle & Carriage Ltd.	68,100	1,757,701
Sea Ltd. ADR (b)	39,211	2,275,807
United Overseas Bank Ltd.	326,700	6,772,511
		12,814,562
South Africa — 0.5%
Capitec Bank Holdings Ltd.	26,799	2,232,113
Clicks Group Ltd.	100,581	1,398,565
FirstRand Ltd.	691,342	2,522,852
Kumba Iron Ore Ltd.	55,049	1,294,944
		7,448,474
Spain — 0.9%
Amadeus IT Group SA (b)	83,843	6,392,296
Fluidra SA (c)	141,863	2,762,963
Iberdrola SA	337,395	4,407,013
		13,562,272
Sweden — 1.5%
Assa Abloy AB Class B	111,771	2,682,983
Autoliv, Inc.	26,477	2,255,082
Elekta AB (c)	208,671	1,613,870

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Essity AB Class B	143,581	$3,821,698
Olink Holding AB ADR (b) (c)	49,013	918,994
Svenska Handelsbanken AB Class A	309,181	2,593,323
Swedbank AB Class A	247,642	4,182,415
Telefonaktiebolaget LM Ericsson Class B	1,014,983	5,535,790
		23,604,155
Switzerland — 3.6%
ABB Ltd. Registered	125,299	4,930,303
Alcon, Inc.	103,630	8,610,164
Barry Callebaut AG Registered	2,510	4,845,251
DSM-Firmenich AG (b)	13,253	1,426,225
Julius Baer Group Ltd.	103,178	6,505,672
Lonza Group AG Registered	4,195	2,505,214
Novartis AG Registered	114,992	11,605,844
Partners Group Holding AG	4,670	4,397,237
UBS Group AG Registered	162,627	3,308,748
Zurich Insurance Group AG	16,509	7,843,488
		55,978,146
Taiwan — 3.7%
ASE Technology Holding Co. Ltd.	804,000	2,867,756
Bizlink Holding, Inc.	211,263	2,193,013
Chailease Holding Co. Ltd.	172,000	1,132,738
Hon Hai Precision Industry Co. Ltd.	1,212,000	4,411,382
Largan Precision Co. Ltd.	11,000	755,660
MediaTek, Inc.	177,000	3,928,898
Taiwan Semiconductor Manufacturing Co. Ltd.	2,191,000	40,830,003
Vanguard International Semiconductor Corp.	370,000	1,050,822
		57,170,272
Thailand — 0.6%
Bangkok Dusit Medical Services PCL Class F	2,059,000	1,611,543
Bumrungrad Hospital PCL	149,100	951,270
CP ALL PCL	1,735,800	3,059,864
Land & Houses PCL	5,716,300	1,364,888
SCB X PCL	613,000	1,845,050
Siam Cement PCL	44,700	406,545
		9,239,160
United Arab Emirates — 0.1%
First Abu Dhabi Bank PJSC	343,659	1,281,835
United Kingdom — 8.7%
Ashtead Group PLC	96,646	6,711,092
AstraZeneca PLC Sponsored ADR	282,159	20,194,120
Barclays PLC	1,088,626	2,126,454
Bridgepoint Group PLC (a)	755,345	1,942,180
British American Tobacco PLC	57,131	1,895,403
Bunzl PLC	50,564	1,925,135
CK Hutchison Holdings Ltd.	259,000	1,585,319
Compass Group PLC	161,739	4,524,364
DCC PLC	32,319	1,806,476
Diageo PLC	96,492	4,139,115
Dowlais Group PLC (b)	494,221	796,773
Dr Martens PLC	235,578	365,971

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Great Portland Estates PLC	362,653	$1,916,468
HSBC Holdings PLC	695,778	5,503,188
Imperial Brands PLC	181,500	4,013,831
Informa PLC	228,947	2,110,442
InterContinental Hotels Group PLC	32,878	2,270,432
Investec PLC	199,732	1,122,566
Johnson Matthey PLC	82,176	1,827,982
Kingfisher PLC	1,055,364	3,104,849
Lloyds Banking Group PLC	8,371,340	4,640,830
London Stock Exchange Group PLC	46,795	4,958,711
Melrose Industries PLC	479,708	3,087,993
National Grid PLC	226,708	2,995,746
Next PLC	48,462	4,255,845
Pearson PLC	153,071	1,613,154
Persimmon PLC	88,512	1,153,920
Rightmove PLC	219,866	1,460,554
Rolls-Royce Holdings PLC (b)	2,228,336	4,279,770
Smith & Nephew PLC	221,964	3,581,573
Smiths Group PLC	98,580	2,062,644
Standard Chartered PLC	161,983	1,412,674
Taylor Wimpey PLC	1,130,819	1,477,092
Unilever PLC	107,614	5,602,303
Unilever PLC	257,446	13,423,880
Vodafone Group PLC	1,704,363	1,608,099
Vodafone Group PLC Sponsored ADR	181,194	1,712,283
WPP PLC	596,651	6,236,819
		135,446,050
United States — 6.2%
Amcor PLC	226,360	2,252,361
Broadcom, Inc.	6,477	5,618,344
BRP, Inc.	19,421	1,641,787
Canva, Inc. (Acquired 8/16/21-11/04/21, Cost $652,842) (b) (d) (e) (g)	383	271,765
Globant SA (b)	5,500	988,460
GSK PLC Sponsored ADR	184,357	6,570,484
Holcim AG	39,174	2,633,766
Las Vegas Sands Corp. (b)	29,600	1,716,800
Linde PLC	13,238	5,045,435
Mastercard, Inc. Class A	7,106	2,794,790
Nestle SA Registered	168,472	20,271,343
Roche Holding AG	65,859	20,126,214
Samsonite International SA (a) (b)	450,000	1,279,329
Sanofi	136,090	14,589,259
Signify NV (a)	63,377	1,777,138
Stellantis NV	147,978	2,600,902
Tenaris SA	151,793	2,271,385
Waste Connections, Inc.	21,476	3,069,565
		95,519,127

TOTAL COMMON STOCK (Cost $1,386,244,684)		1,498,520,633

PREFERRED STOCK — 0.8%
Brazil — 0.2%
Banco Bradesco SA 4.052%
	772,100	2,652,572

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Germany — 0.6%
Dr Ing hc F Porsche AG 0.888%
(a)	37,532	$4,658,292
Sartorius AG 0.4538%
	7,676	2,632,291
Volkswagen AG 22.618%
	15,796	2,118,678
		9,409,261
United States — 0.0%
Canva, Inc., Series A, (Acquired 11/04/21, Cost $39,209)
(b) (d) (e) (g)	23	16,320

TOTAL PREFERRED STOCK (Cost $10,523,717)		12,078,153

TOTAL EQUITIES (Cost $1,396,768,401)		1,510,598,786

RIGHTS — 0.0%
Russia — 0.0%
Moscow Exchange (b) (d) (e)	83,990	—
Moscow Exchange (b) (d) (e)	1,181,630	—
		—

TOTAL RIGHTS (Cost $2,619,126)		—

TOTAL LONG-TERM INVESTMENTS (Cost $1,399,387,527)		1,510,598,786

SHORT-TERM INVESTMENTS — 2.4%
Investment of Cash Collateral from Securities Loaned — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (h)	11,533,155	11,533,155

	Principal Amount
Mutual Fund — 1.6%
T. Rowe Price Government Reserve Investment Fund	$25,569,338	25,569,338
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (i)	1,094,313	1,094,313

TOTAL SHORT-TERM INVESTMENTS (Cost $38,196,806)		38,196,806

TOTAL INVESTMENTS — 100.0% (Cost $1,437,584,333) (j)		1,548,795,592

Other Assets/(Liabilities) — (0.0)%		(427,104)

NET ASSETS — 100.0%		$1,548,368,488

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $42,089,879 or 2.72% of net assets.
(b)	Non-income producing security.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $31,206,532 or 2.02% of net assets. The Fund received $21,051,648 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Investment is valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2023, these securities amounted to a value of $288,085 or 0.02% of net assets.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	Restricted security. Certain securities are restricted as to resale. At June 30, 2023, these securities amounted to a value of $288,085 or 0.02% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	Maturity value of $1,094,451. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $1,116,277.
(j)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 20/80 Allocation Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 21.3%
DFA Commodity Strategy Portfolio	193,714	$867,839
Invesco Real Estate Fund, Class R6	42,483	703,094
MassMutual Blue Chip Growth Fund, Class I (a)	157,040	3,484,723
MassMutual Diversified Value Fund, Class I (a)	195,728	2,192,148
MassMutual Equity Opportunities Fund, Class I (a)	287,028	4,865,131
MassMutual Fundamental Value Fund, Class I (a)	234,280	2,003,096
MassMutual Growth Opportunities Fund, Class I (a)	171,185	936,382
MassMutual International Equity Fund, Class I (a)	151,286	1,281,397
MassMutual Mid Cap Growth Fund, Class I (a)	55,106	1,089,454
MassMutual Mid Cap Value Fund, Class I (a)	95,945	1,067,866
MassMutual Overseas Fund, Class I (a)	301,080	2,607,350
MassMutual Small Cap Growth Equity Fund, Class I (a)	21,076	292,951
MassMutual Small Cap Value Equity Fund, Class I (a)	63,681	583,319
MassMutual Strategic Emerging Markets Fund, Class I (a)	51,063	511,651
MM Equity Asset Fund, Class I (a)	1,183,717	9,019,925
Vanguard Developed Markets Index Fund, Admiral Shares	179,314	2,659,233
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	15,750	531,557
Vanguard Mid-Cap Index Fund, Admiral Shares	5,430	1,480,515
Vanguard Small-Cap Index Fund, Admiral Shares	6,178	588,837
		36,766,468
Fixed Income Funds — 78.7%
Invesco International Bond Fund, Class R6	1,600,235	6,945,019
MassMutual Core Bond Fund, Class I (a)	3,107,835	28,156,988
MassMutual Global Floating Rate Fund, Class I (a)	24,145	210,300
MassMutual High Yield Fund, Class I (a)	63,568	483,115
MassMutual Inflation-Protected and Income Fund, Class I (a)	145,350	1,356,113
MassMutual Short-Duration Bond Fund, Class I (a)	1,570,731	13,586,821
MassMutual Strategic Bond Fund, Class I (a)	3,872,371	34,038,137
MassMutual Total Return Bond Fund, Class I (a)	4,605,911	39,288,420
Vanguard Long-Term Treasury Index Fund, Admiral Shares	8,462	179,984
Vanguard Total Bond Market Index Fund, Institutional Shares	1,198,525	11,445,911
		135,690,808

TOTAL MUTUAL FUNDS (Cost $190,946,454)		172,457,276

TOTAL LONG-TERM INVESTMENTS (Cost $190,946,454)		172,457,276

TOTAL INVESTMENTS — 100.0% (Cost $190,946,454) (b)		172,457,276

Other Assets/(Liabilities) — (0.0)%		(62,051)

NET ASSETS — 100.0%		$172,395,225

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 40/60 Allocation Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 41.8%
DFA Commodity Strategy Portfolio	201,476	$902,612
Invesco Real Estate Fund, Class R6	86,803	1,436,591
MassMutual Blue Chip Growth Fund, Class I (a)	320,908	7,120,941
MassMutual Diversified Value Fund, Class I (a)	399,948	4,479,414
MassMutual Equity Opportunities Fund, Class I (a)	586,367	9,938,917
MassMutual Fundamental Value Fund, Class I (a)	476,426	4,073,441
MassMutual Growth Opportunities Fund, Class I (a)	345,635	1,890,625
MassMutual International Equity Fund, Class I (a)	305,450	2,587,162
MassMutual Mid Cap Growth Fund, Class I (a)	112,641	2,226,904
MassMutual Mid Cap Value Fund, Class I (a)	196,079	2,182,358
MassMutual Overseas Fund, Class I (a)	607,468	5,260,675
MassMutual Small Cap Growth Equity Fund, Class I (a)	43,006	597,781
MassMutual Small Cap Value Equity Fund, Class I (a)	129,957	1,190,410
MassMutual Strategic Emerging Markets Fund, Class I (a)	103,068	1,032,744
MM Equity Asset Fund, Class I (a)	2,423,290	18,465,471
Vanguard Developed Markets Index Fund, Institutional Shares	372,083	5,525,438
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	32,731	1,104,673
Vanguard Mid-Cap Index Fund, Admiral Shares	11,282	3,076,102
Vanguard Small-Cap Index Fund, Admiral Shares	12,836	1,223,428
		74,315,687
Fixed Income Funds — 58.3%
Invesco International Bond Fund, Class R6	1,227,648	5,327,992
MassMutual Core Bond Fund, Class I (a)	2,366,295	21,438,634
MassMutual Global Floating Rate Fund, Class I (a)	18,779	163,567
MassMutual High Yield Fund, Class I (a)	48,568	369,117
MassMutual Inflation-Protected and Income Fund, Class I (a)	110,922	1,034,907
MassMutual Short-Duration Bond Fund, Class I (a)	1,199,464	10,375,366
MassMutual Strategic Bond Fund, Class I (a)	2,947,685	25,910,150
MassMutual Total Return Bond Fund, Class I (a)	3,505,537	29,902,227
Vanguard Long-Term Treasury Index Fund, Admiral Shares	17,301	367,995
Vanguard Total Bond Market Index Fund, Institutional Shares	929,757	8,879,177
		103,769,132

TOTAL MUTUAL FUNDS (Cost $197,283,119)		178,084,819

TOTAL LONG-TERM INVESTMENTS (Cost $197,283,119)		178,084,819

TOTAL INVESTMENTS — 100.1% (Cost $197,283,119) (b)		178,084,819

Other Assets/(Liabilities) — (0.1)%		(177,219)

NET ASSETS — 100.0%		$177,907,600

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 60/40 Allocation Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 61.8%
DFA Commodity Strategy Portfolio	191,692	$858,780
Invesco Real Estate Fund, Class R6	122,956	2,034,914
MassMutual Blue Chip Growth Fund, Class I (a)	455,289	10,102,857
MassMutual Diversified Value Fund, Class I (a)	569,939	6,383,322
MassMutual Equity Opportunities Fund, Class I (a)	830,944	14,084,505
MassMutual Fundamental Value Fund, Class I (a)	676,672	5,785,542
MassMutual Growth Opportunities Fund, Class I (a)	491,172	2,686,710
MassMutual International Equity Fund, Class I (a)	431,595	3,655,610
MassMutual Mid Cap Growth Fund, Class I (a)	159,837	3,159,987
MassMutual Mid Cap Value Fund, Class I (a)	279,404	3,109,764
MassMutual Overseas Fund, Class I (a)	860,049	7,448,029
MassMutual Small Cap Growth Equity Fund, Class I (a)	61,016	848,123
MassMutual Small Cap Value Equity Fund, Class I (a)	184,444	1,689,508
MassMutual Strategic Emerging Markets Fund, Class I (a)	145,997	1,462,895
MM Equity Asset Fund, Class I (a)	3,437,271	26,192,007
Vanguard Developed Markets Index Fund, Institutional Shares	531,189	7,888,153
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	46,747	1,577,700
Vanguard Mid-Cap Index Fund, Admiral Shares	16,108	4,392,023
Vanguard Small-Cap Index Fund, Admiral Shares	18,328	1,746,878
		105,107,307
Fixed Income Funds — 38.3%
Invesco International Bond Fund, Class R6	775,388	3,365,184
MassMutual Core Bond Fund, Class I (a)	1,477,189	13,383,330
MassMutual Global Floating Rate Fund, Class I (a)	11,869	103,382
MassMutual High Yield Fund, Class I (a)	30,578	232,392
MassMutual Inflation-Protected and Income Fund, Class I (a)	69,978	652,891
MassMutual Short-Duration Bond Fund, Class I (a)	752,946	6,512,986
MassMutual Strategic Bond Fund, Class I (a)	1,841,167	16,183,854
MassMutual Total Return Bond Fund, Class I (a)	2,189,746	18,678,531
Vanguard Long-Term Treasury Index Fund, Admiral Shares	24,438	519,789
Vanguard Total Bond Market Index Fund, Institutional Shares	584,679	5,583,683
		65,216,022

TOTAL MUTUAL FUNDS (Cost $182,970,606)		170,323,329

TOTAL LONG-TERM INVESTMENTS (Cost $182,970,606)		170,323,329

TOTAL INVESTMENTS — 100.1% (Cost $182,970,606) (b)		170,323,329

Other Assets/(Liabilities) — (0.1)%		(141,987)

NET ASSETS — 100.0%		$170,181,342

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 80/20 Allocation Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 81.3%
DFA Commodity Strategy Portfolio	141,932	$635,857
Invesco Real Estate Fund, Class R6	124,802	2,065,480
MassMutual Blue Chip Growth Fund, Class I (a)	462,953	10,272,916
MassMutual Diversified Value Fund, Class I (a)	575,988	6,451,062
MassMutual Equity Opportunities Fund, Class I (a)	843,632	14,299,557
MassMutual Fundamental Value Fund, Class I (a)	688,030	5,882,652
MassMutual Growth Opportunities Fund, Class I (a)	497,334	2,720,417
MassMutual International Equity Fund, Class I (a)	447,477	3,790,132
MassMutual Mid Cap Growth Fund, Class I (a)	162,156	3,205,822
MassMutual Mid Cap Value Fund, Class I (a)	282,362	3,142,689
MassMutual Overseas Fund, Class I (a)	892,045	7,725,108
MassMutual Small Cap Growth Equity Fund, Class I (a)	61,890	860,268
MassMutual Small Cap Value Equity Fund, Class I (a)	187,042	1,713,305
MassMutual Strategic Emerging Markets Fund, Class I (a)	151,357	1,516,596
MM Equity Asset Fund, Class I (a)	3,500,401	26,673,053
Vanguard Developed Markets Index Fund, Institutional Shares	524,956	7,795,595
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	46,189	1,558,896
Vanguard Mid-Cap Index Fund, Admiral Shares	15,918	4,340,153
Vanguard Small-Cap Index Fund, Admiral Shares	18,112	1,726,225
		106,375,783
Fixed Income Funds — 18.8%
Invesco International Bond Fund, Class R6	294,544	1,278,321
MassMutual Core Bond Fund, Class I (a)	546,651	4,952,659
MassMutual Global Floating Rate Fund, Class I (a)	7,521	65,511
MassMutual High Yield Fund, Class I (a)	8,486	64,494
MassMutual Inflation-Protected and Income Fund, Class I (a)	26,759	249,666
MassMutual Short-Duration Bond Fund, Class I (a)	282,824	2,446,426
MassMutual Strategic Bond Fund, Class I (a)	683,140	6,004,799
MassMutual Total Return Bond Fund, Class I (a)	812,319	6,929,078
Vanguard Long-Term Treasury Index Fund, Admiral Shares	24,121	513,056
Vanguard Total Bond Market Index Fund, Admiral Shares	210,569	2,010,935
		24,514,945

TOTAL MUTUAL FUNDS (Cost $137,147,769)		130,890,728

TOTAL LONG-TERM INVESTMENTS (Cost $137,147,769)		130,890,728

TOTAL INVESTMENTS — 100.1% (Cost $137,147,769) (b)		130,890,728

Other Assets/(Liabilities) — (0.1)%		(98,654)

NET ASSETS — 100.0%		$130,792,074

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan In Retirement Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%

Equity Funds — 37.4%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	34,454	$534,384
JPMorgan Large Cap Value Fund, Class R6	57,544	1,070,313
MassMutual Blue Chip Growth Fund, Class I (a)	69,785	1,548,524
MassMutual Diversified Value Fund, Class I (a)	81,252	910,022
MassMutual Equity Opportunities Fund, Class I (a)	145,026	2,458,197
MassMutual Fundamental Value Fund, Class I (a)	142,959	1,222,297
MassMutual Growth Opportunities Fund, Class I (a)	85,561	468,020
MassMutual International Equity Fund, Class I (a)	191,196	1,619,427
MassMutual Mid Cap Growth Fund, Class I (a)	41,454	819,544
MassMutual Mid Cap Value Fund, Class I (a)	72,368	805,455
MassMutual Overseas Fund, Class I (a)	330,077	2,858,466
MassMutual Small Cap Growth Equity Fund, Class I (a)	42,571	591,732
MassMutual Small Cap Value Equity Fund, Class I (a)	85,615	784,234
MassMutual Strategic Emerging Markets Fund, Class I (a)	98,306	985,028
MM Equity Asset Fund, Class I (a)	1,010,809	7,702,368
Vanguard Developed Markets Index Fund, Admiral Shares	260,084	3,857,047
Vanguard Mid-Cap Index Fund, Admiral Shares	2,665	726,636
Vanguard Real Estate Index Fund, Admiral Shares	5,736	679,093
Vanguard Small-Cap Index Fund, Admiral Shares	6,472	616,891
		30,257,678
Fixed Income Funds — 62.8%
JPMorgan Emerging Markets Debt Fund, Class R6	6,877	40,920
JPMorgan U.S. Government Money Market Fund, Class IM	7,936,257	7,936,257
MassMutual Core Bond Fund, Class I (a)	2,008,754	18,199,308
MassMutual Global Floating Rate Fund, Class I (a)	4,889	42,583
MassMutual High Yield Fund, Class I (a)	613,280	4,660,929
MassMutual Inflation-Protected and Income Fund, Class I (a)	323,559	3,018,808
MassMutual Strategic Bond Fund, Class I (a)	696,992	6,126,561
MassMutual Total Return Bond Fund, Class I (a)	714,832	6,097,514
Vanguard Total Bond Market Index Fund, Institutional Shares	495,609	4,733,066
		50,855,946

TOTAL MUTUAL FUNDS (Cost $86,879,323)		81,113,624

TOTAL LONG-TERM INVESTMENTS (Cost $86,879,323)		81,113,624

TOTAL INVESTMENTS — 100.2% (Cost $86,879,323) (b)		81,113,624

Other Assets/(Liabilities) — (0.2)%		(148,826)

NET ASSETS — 100.0%		$80,964,798

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2020 Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 37.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	63,866	$990,568
JPMorgan Large Cap Value Fund, Class R6	107,994	2,008,686
MassMutual Blue Chip Growth Fund, Class I (a)	131,473	2,917,376
MassMutual Diversified Value Fund, Class I (a)	153,068	1,714,359
MassMutual Equity Opportunities Fund, Class I (a)	272,265	4,614,885
MassMutual Fundamental Value Fund, Class I (a)	269,222	2,301,845
MassMutual Growth Opportunities Fund, Class I (a)	161,310	882,368
MassMutual International Equity Fund, Class I (a)	353,862	2,997,214
MassMutual Mid Cap Growth Fund, Class I (a)	78,153	1,545,078
MassMutual Mid Cap Value Fund, Class I (a)	136,340	1,517,465
MassMutual Overseas Fund, Class I (a)	610,252	5,284,781
MassMutual Small Cap Growth Equity Fund, Class I (a)	80,191	1,114,651
MassMutual Small Cap Value Equity Fund, Class I (a)	161,263	1,477,171
MassMutual Strategic Emerging Markets Fund, Class I (a)	181,771	1,821,347
MM Equity Asset Fund, Class I (a)	1,903,191	14,502,316
Vanguard Developed Markets Index Fund, Institutional Shares	506,607	7,523,116
Vanguard Mid-Cap Index Fund, Admiral Shares	5,198	1,417,203
Vanguard Real Estate Index Fund, Admiral Shares	11,188	1,324,550
Vanguard Small-Cap Index Fund, Admiral Shares	12,624	1,203,169
		57,158,148
Fixed Income Funds — 62.8%
JPMorgan Emerging Markets Debt Fund, Class R6	12,998	77,340
JPMorgan U.S. Government Money Market Fund, Class IM	14,882,130	14,882,130
MassMutual Core Bond Fund, Class I (a)	3,780,959	34,255,491
MassMutual Global Floating Rate Fund, Class I (a)	9,535	83,054
MassMutual High Yield Fund, Class I (a)	1,154,757	8,776,152
MassMutual Inflation-Protected and Income Fund, Class I (a)	614,299	5,731,413
MassMutual Strategic Bond Fund, Class I (a)	1,311,989	11,532,381
MassMutual Total Return Bond Fund, Class I (a)	1,345,414	11,476,380
Vanguard Total Bond Market Index Fund, Institutional Shares	966,616	9,231,183
		96,045,524

TOTAL MUTUAL FUNDS (Cost $163,640,486)		153,203,672

TOTAL LONG-TERM INVESTMENTS (Cost $163,640,486)		153,203,672

TOTAL INVESTMENTS — 100.1% (Cost $163,640,486) (b)		153,203,672

Other Assets/(Liabilities) — (0.1)%		(213,236)

NET ASSETS — 100.0%		$152,990,436

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2025 Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 46.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	114,493	$1,775,788
JPMorgan Large Cap Value Fund, Class R6	125,980	2,343,227
MassMutual Blue Chip Growth Fund, Class I (a)	152,065	3,374,315
MassMutual Diversified Value Fund, Class I (a)	178,372	1,997,768
MassMutual Equity Opportunities Fund, Class I (a)	317,320	5,378,578
MassMutual Fundamental Value Fund, Class I (a)	311,348	2,662,028
MassMutual Growth Opportunities Fund, Class I (a)	186,369	1,019,437
MassMutual International Equity Fund, Class I (a)	402,640	3,410,362
MassMutual Mid Cap Growth Fund, Class I (a)	88,301	1,745,714
MassMutual Mid Cap Value Fund, Class I (a)	154,732	1,722,168
MassMutual Overseas Fund, Class I (a)	694,880	6,017,660
MassMutual Small Cap Growth Equity Fund, Class I (a)	90,997	1,264,855
MassMutual Small Cap Value Equity Fund, Class I (a)	183,690	1,682,599
MassMutual Strategic Emerging Markets Fund, Class I (a)	326,161	3,268,131
MM Equity Asset Fund, Class I (a)	2,200,941	16,771,168
Vanguard Developed Markets Index Fund, Institutional Shares	558,553	8,294,505
Vanguard Mid-Cap Index Fund, Admiral Shares	5,796	1,580,430
Vanguard Real Estate Index Fund, Admiral Shares	12,392	1,467,130
Vanguard Small-Cap Index Fund, Admiral Shares	14,093	1,343,249
		67,119,112
Fixed Income Funds — 53.9%
JPMorgan Emerging Markets Debt Fund, Class R6	11,926	70,960
JPMorgan U.S. Government Money Market Fund, Class IM	8,236,034	8,236,034
MassMutual Core Bond Fund, Class I (a)	3,214,809	29,126,168
MassMutual Global Floating Rate Fund, Class I (a)	8,611	75,002
MassMutual High Yield Fund, Class I (a)	1,330,879	10,114,681
MassMutual Inflation-Protected and Income Fund, Class I (a)	370,313	3,455,025
MassMutual Strategic Bond Fund, Class I (a)	1,116,734	9,816,093
MassMutual Total Return Bond Fund, Class I (a)	1,145,298	9,769,389
Vanguard Total Bond Market Index Fund, Institutional Shares	808,920	7,725,187
		78,388,539

TOTAL MUTUAL FUNDS (Cost $156,101,634)		145,507,651

TOTAL LONG-TERM INVESTMENTS (Cost $156,101,634)		145,507,651

TOTAL INVESTMENTS — 100.1% (Cost $156,101,634) (b)		145,507,651

Other Assets/(Liabilities) — (0.1)%		(140,625)

NET ASSETS — 100.0%		$145,367,026

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2030 Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 59.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	367,543	$5,700,591
JPMorgan Large Cap Value Fund, Class R6	373,001	6,937,826
MassMutual Blue Chip Growth Fund, Class I (a)	455,858	10,115,485
MassMutual Diversified Value Fund, Class I (a)	528,279	5,916,720
MassMutual Equity Opportunities Fund, Class I (a)	939,963	15,932,368
MassMutual Fundamental Value Fund, Class I (a)	932,902	7,976,313
MassMutual Growth Opportunities Fund, Class I (a)	557,348	3,048,695
MassMutual International Equity Fund, Class I (a)	1,206,024	10,215,019
MassMutual Mid Cap Growth Fund, Class I (a)	261,614	5,172,116
MassMutual Mid Cap Value Fund, Class I (a)	456,780	5,083,960
MassMutual Overseas Fund, Class I (a)	2,096,824	18,158,498
MassMutual Small Cap Growth Equity Fund, Class I (a)	269,279	3,742,974
MassMutual Small Cap Value Equity Fund, Class I (a)	543,023	4,974,088
MassMutual Strategic Emerging Markets Fund, Class I (a)	1,047,275	10,493,694
MM Equity Asset Fund, Class I (a)	6,596,237	50,263,323
Vanguard Developed Markets Index Fund, Institutional Shares	1,628,521	24,183,538
Vanguard Mid-Cap Index Fund, Admiral Shares	16,759	4,569,453
Vanguard Real Estate Index Fund, Institutional Shares	231,366	4,238,632
Vanguard Small-Cap Index Fund, Admiral Shares	40,828	3,891,341
		200,614,634
Fixed Income Funds — 41.0%
JPMorgan Emerging Markets Debt Fund, Class R6	28,277	168,248
JPMorgan U.S. Government Money Market Fund, Class IM	11,322,942	11,322,942
MassMutual Core Bond Fund, Class I (a)	6,259,040	56,706,902
MassMutual High Yield Fund, Class I (a)	2,280,714	17,333,430
MassMutual Inflation-Protected and Income Fund, Class I (a)	71,862	670,473
MassMutual Strategic Bond Fund, Class I (a)	2,174,085	19,110,208
MassMutual Total Return Bond Fund, Class I (a)	2,229,818	19,020,348
Vanguard Total Bond Market Index Fund, Institutional Shares	1,537,891	14,686,859
		139,019,410

TOTAL MUTUAL FUNDS (Cost $362,962,844)		339,634,044

TOTAL LONG-TERM INVESTMENTS (Cost $362,962,844)		339,634,044

TOTAL INVESTMENTS — 100.1% (Cost $362,962,844) (b)		339,634,044

Other Assets/(Liabilities) — (0.1)%		(313,081)

NET ASSETS — 100.0%		$339,320,963

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2035 Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 71.5%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	388,020	$6,018,189
JPMorgan Large Cap Value Fund, Class R6	209,043	3,888,201
MassMutual Blue Chip Growth Fund, Class I (a)	380,403	8,441,131
MassMutual Diversified Value Fund, Class I (a)	295,530	3,309,937
MassMutual Equity Opportunities Fund, Class I (a)	328,625	5,570,195
MassMutual Fundamental Value Fund, Class I (a)	455,224	3,892,169
MassMutual Growth Opportunities Fund, Class I (a)	516,885	2,827,358
MassMutual International Equity Fund, Class I (a)	859,022	7,275,917
MassMutual Mid Cap Growth Fund, Class I (a)	145,479	2,876,124
MassMutual Mid Cap Value Fund, Class I (a)	254,858	2,836,569
MassMutual Overseas Fund, Class I (a)	1,356,877	11,750,558
MassMutual Small Cap Growth Equity Fund, Class I (a)	149,215	2,074,092
MassMutual Small Cap Value Equity Fund, Class I (a)	302,104	2,767,270
MassMutual Strategic Emerging Markets Fund, Class I (a)	320,606	3,212,471
MM Equity Asset Fund, Class I (a)	3,673,442	27,991,626
Vanguard Developed Markets Index Fund, Institutional Shares	697,088	10,351,751
Vanguard Mid-Cap Index Fund, Admiral Shares	9,154	2,495,797
Vanguard Real Estate Index Fund, Admiral Shares	19,561	2,315,866
Vanguard Small-Cap Index Fund, Admiral Shares	22,224	2,118,130
		112,013,351
Fixed Income Funds — 28.6%
JPMorgan Emerging Markets Debt Fund, Class R6	12,999	77,347
JPMorgan U.S. Government Money Market Fund, Class IM	4,659,787	4,659,787
MassMutual Core Bond Fund, Class I (a)	861,699	7,806,997
MassMutual High Yield Fund, Class I (a)	626,384	4,760,517
MassMutual Strategic Bond Fund, Class I (a)	1,457,551	12,811,877
MassMutual Total Return Bond Fund, Class I (a)	1,494,474	12,747,863
Vanguard Total Bond Market Index Fund, Admiral Shares	207,448	1,981,126
		44,845,514

TOTAL MUTUAL FUNDS (Cost $165,144,290)		156,858,865

TOTAL LONG-TERM INVESTMENTS (Cost $165,144,290)		156,858,865

TOTAL INVESTMENTS — 100.1% (Cost $165,144,290) (b)		156,858,865

Other Assets/(Liabilities) — (0.1)%		(152,095)

NET ASSETS — 100.0%		$156,706,770

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2040 Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 81.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	718,912	$11,150,329
JPMorgan Large Cap Value Fund, Class R6	394,711	7,341,626
MassMutual Blue Chip Growth Fund, Class I (a)	718,746	15,948,983
MassMutual Diversified Value Fund, Class I (a)	559,055	6,261,411
MassMutual Equity Opportunities Fund, Class I (a)	620,857	10,523,523
MassMutual Fundamental Value Fund, Class I (a)	859,300	7,347,019
MassMutual Growth Opportunities Fund, Class I (a)	978,271	5,351,143
MassMutual International Equity Fund, Class I (a)	1,656,941	14,034,293
MassMutual Mid Cap Growth Fund, Class I (a)	277,437	5,484,925
MassMutual Mid Cap Value Fund, Class I (a)	484,602	5,393,625
MassMutual Overseas Fund, Class I (a)	2,610,100	22,603,467
MassMutual Small Cap Growth Equity Fund, Class I (a)	283,264	3,937,367
MassMutual Small Cap Value Equity Fund, Class I (a)	571,779	5,237,498
MassMutual Strategic Emerging Markets Fund, Class I (a)	594,531	5,957,202
MM Equity Asset Fund, Class I (a)	6,939,844	52,881,610
Vanguard Developed Markets Index Fund, Institutional Shares	1,350,400	20,053,443
Vanguard Mid-Cap Index Fund, Admiral Shares	17,428	4,752,032
Vanguard Real Estate Index Fund, Admiral Shares	37,606	4,452,140
Vanguard Small-Cap Index Fund, Admiral Shares	42,183	4,020,506
		212,732,142
Fixed Income Funds — 18.8%
JPMorgan Emerging Markets Debt Fund, Class R6	219,217	1,304,340
JPMorgan U.S. Government Money Market Fund, Class IM	6,446,251	6,446,251
MassMutual Core Bond Fund, Class I (a)	752,050	6,813,577
MassMutual High Yield Fund, Class I (a)	957,641	7,278,069
MassMutual Strategic Bond Fund, Class I (a)	1,454,526	12,785,282
MassMutual Total Return Bond Fund, Class I (a)	1,491,884	12,725,768
Vanguard Total Bond Market Index Fund, Admiral Shares	181,687	1,735,108
		49,088,395

TOTAL MUTUAL FUNDS (Cost $274,078,604)		261,820,537

TOTAL LONG-TERM INVESTMENTS (Cost $274,078,604)		261,820,537

TOTAL INVESTMENTS — 100.1% (Cost $274,078,604) (b)		261,820,537

Other Assets/(Liabilities) — (0.1)%		(217,223)

NET ASSETS — 100.0%		$261,603,314

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2045 Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 89.0%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	369,141	$5,725,383
JPMorgan Large Cap Value Fund, Class R6	194,535	3,618,350
MassMutual Blue Chip Growth Fund, Class I (a)	356,753	7,916,355
MassMutual Diversified Value Fund, Class I (a)	275,533	3,085,972
MassMutual Equity Opportunities Fund, Class I (a)	305,996	5,186,632
MassMutual Fundamental Value Fund, Class I (a)	426,611	3,647,521
MassMutual Growth Opportunities Fund, Class I (a)	483,279	2,643,538
MassMutual International Equity Fund, Class I (a)	811,947	6,877,188
MassMutual Mid Cap Growth Fund, Class I (a)	136,722	2,702,997
MassMutual Mid Cap Value Fund, Class I (a)	238,837	2,658,254
MassMutual Overseas Fund, Class I (a)	1,293,327	11,200,209
MassMutual Small Cap Growth Equity Fund, Class I (a)	139,955	1,945,376
MassMutual Small Cap Value Equity Fund, Class I (a)	281,765	2,580,969
MassMutual Strategic Emerging Markets Fund, Class I (a)	306,057	3,066,689
MM Equity Asset Fund, Class I (a)	3,443,171	26,236,963
Vanguard Developed Markets Index Fund, Institutional Shares	659,385	9,791,874
Vanguard Mid-Cap Index Fund, Admiral Shares	8,591	2,342,343
Vanguard Real Estate Index Fund, Admiral Shares	18,599	2,201,905
Vanguard Small-Cap Index Fund, Admiral Shares	20,732	1,975,983
		105,404,501
Fixed Income Funds — 11.1%
JPMorgan Emerging Markets Debt Fund, Class R6	72,858	433,508
JPMorgan U.S. Government Money Market Fund, Class IM	2,900,807	2,900,807
MassMutual Core Bond Fund, Class I (a)	180,645	1,636,640
MassMutual High Yield Fund, Class I (a)	212,508	1,615,060
MassMutual Strategic Bond Fund, Class I (a)	349,482	3,071,946
MassMutual Total Return Bond Fund, Class I (a)	358,620	3,059,027
Vanguard Total Bond Market Index Fund, Admiral Shares	43,252	413,058
		13,130,046

TOTAL MUTUAL FUNDS (Cost $123,168,347)		118,534,547

TOTAL LONG-TERM INVESTMENTS (Cost $123,168,347)		118,534,547

TOTAL INVESTMENTS — 100.1% (Cost $123,168,347) (b)		118,534,547

Other Assets/(Liabilities) — (0.1)%		(123,096)

NET ASSETS — 100.0%		$118,411,451

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2050 Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 91.8%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	641,117	$9,943,721
JPMorgan Large Cap Value Fund, Class R6	335,591	6,241,984
MassMutual Blue Chip Growth Fund, Class I (a)	612,935	13,601,031
MassMutual Diversified Value Fund, Class I (a)	475,178	5,321,990
MassMutual Equity Opportunities Fund, Class I (a)	527,832	8,946,759
MassMutual Fundamental Value Fund, Class I (a)	733,714	6,273,257
MassMutual Growth Opportunities Fund, Class I (a)	832,996	4,556,488
MassMutual International Equity Fund, Class I (a)	1,406,714	11,914,868
MassMutual Mid Cap Growth Fund, Class I (a)	236,447	4,674,567
MassMutual Mid Cap Value Fund, Class I (a)	413,060	4,597,357
MassMutual Overseas Fund, Class I (a)	2,222,599	19,247,705
MassMutual Small Cap Growth Equity Fund, Class I (a)	242,302	3,367,999
MassMutual Small Cap Value Equity Fund, Class I (a)	487,361	4,464,228
MassMutual Strategic Emerging Markets Fund, Class I (a)	531,013	5,320,750
MM Equity Asset Fund, Class I (a)	5,918,295	45,097,407
Vanguard Developed Markets Index Fund, Institutional Shares	1,128,612	16,759,885
Vanguard Mid-Cap Index Fund, Admiral Shares	14,698	4,007,604
Vanguard Real Estate Index Fund, Admiral Shares	31,824	3,767,611
Vanguard Small-Cap Index Fund, Admiral Shares	35,596	3,392,639
		181,497,850
Fixed Income Funds — 8.3%
JPMorgan Emerging Markets Debt Fund, Class R6	115,509	687,277
JPMorgan U.S. Government Money Market Fund, Class IM	4,852,113	4,852,113
MassMutual Core Bond Fund, Class I (a)	205,443	1,861,309
MassMutual High Yield Fund, Class I (a)	217,403	1,652,265
MassMutual Strategic Bond Fund, Class I (a)	397,689	3,495,689
MassMutual Total Return Bond Fund, Class I (a)	407,925	3,479,596
Vanguard Total Bond Market Index Fund, Admiral Shares	48,810	466,135
		16,494,384

TOTAL MUTUAL FUNDS (Cost $206,236,593)		197,992,234

TOTAL LONG-TERM INVESTMENTS (Cost $206,236,593)		197,992,234

TOTAL INVESTMENTS — 100.1% (Cost $206,236,593) (b)		197,992,234

Other Assets/(Liabilities) — (0.1)%		(150,330)

NET ASSETS — 100.0%		$197,841,904

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2055 Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 91.8%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	205,642	$3,189,513
JPMorgan Large Cap Value Fund, Class R6	107,834	2,005,712
MassMutual Blue Chip Growth Fund, Class I (a)	197,565	4,383,959
MassMutual Diversified Value Fund, Class I (a)	152,395	1,706,822
MassMutual Equity Opportunities Fund, Class I (a)	169,613	2,874,938
MassMutual Fundamental Value Fund, Class I (a)	236,441	2,021,573
MassMutual Growth Opportunities Fund, Class I (a)	267,182	1,461,483
MassMutual International Equity Fund, Class I (a)	450,123	3,812,546
MassMutual Mid Cap Growth Fund, Class I (a)	75,980	1,502,127
MassMutual Mid-Cap Value Fund, Class I (a)	132,733	1,477,314
MassMutual Overseas Fund, Class I (a)	717,138	6,210,413
MassMutual Small Cap Growth Equity Fund, Class I (a)	77,847	1,082,076
MassMutual Small Cap Value Equity Fund, Class I (a)	156,592	1,434,381
MassMutual Strategic Emerging Markets Fund, Class I (a)	169,928	1,702,679
MM Equity Asset Fund, Class I (a)	1,907,392	14,534,329
Vanguard Developed Markets Index Fund, Institutional Shares	366,196	5,438,006
Vanguard Mid-Cap Index Fund, Admiral Shares	4,769	1,300,356
Vanguard Real Estate Index Fund, Admiral Shares	10,325	1,222,416
Vanguard Small-Cap Index Fund, Admiral Shares	11,550	1,100,810
		58,461,453
Fixed Income Funds — 8.3%
JPMorgan Emerging Markets Debt Fund, Class R6	37,132	220,934
JPMorgan U.S. Government Money Market Fund, Class IM	1,560,008	1,560,008
MassMutual Core Bond Fund, Class I (a)	66,228	600,027
MassMutual High Yield Fund, Class I (a)	69,883	531,112
MassMutual Strategic Bond Fund, Class I (a)	128,204	1,126,912
MassMutual Total Return Bond Fund, Class I (a)	131,501	1,121,702
Vanguard Total Bond Market Index Fund, Admiral Shares	15,837	151,243
		5,311,938

TOTAL MUTUAL FUNDS (Cost $65,509,383)		63,773,391

TOTAL LONG-TERM INVESTMENTS (Cost $65,509,383)		63,773,391

TOTAL INVESTMENTS — 100.1% (Cost $65,509,383) (b)		63,773,391

Other Assets/(Liabilities) — (0.1)%		(85,032)

NET ASSETS — 100.0%		$63,688,359

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2060 Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.3%

Equity Funds — 91.9%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	72,346	$1,122,085
JPMorgan Large Cap Value Fund, Class R6	37,666	700,584
MassMutual Blue Chip Growth Fund, Class I (a)	69,049	1,532,200
MassMutual Diversified Value Fund, Class I (a)	53,231	596,192
MassMutual Equity Opportunities Fund, Class I (a)	59,242	1,004,147
MassMutual Fundamental Value Fund, Class I (a)	82,648	706,642
MassMutual Growth Opportunities Fund, Class I (a)	93,565	511,798
MassMutual International Equity Fund, Class I (a)	157,619	1,335,035
MassMutual Mid Cap Growth Fund, Class I (a)	26,536	524,620
MassMutual Mid Cap Value Fund, Class I (a)	46,361	516,003
MassMutual Overseas Fund, Class I (a)	250,586	2,170,074
MassMutual Small Cap Growth Equity Fund, Class I (a)	27,307	379,567
MassMutual Small Cap Value Equity Fund, Class I (a)	54,698	501,038
MassMutual Strategic Emerging Markets Fund, Class I (a)	59,893	600,127
MM Equity Asset Fund, Class I (a)	666,687	5,080,152
Vanguard Developed Markets Index Fund, Admiral Shares	126,673	1,878,554
Vanguard Mid-Cap Index Fund, Admiral Shares	1,647	449,182
Vanguard Real Estate Index Fund, Admiral Shares	3,568	422,380
Vanguard Small-Cap Index Fund, Admiral Shares	3,990	380,265
		20,410,645
Fixed Income Funds — 8.4%
JPMorgan Emerging Markets Debt Fund, Class R6	13,038	77,577
JPMorgan U.S. Government Money Market Fund, Class IM	542,435	542,435
MassMutual Core Bond Fund, Class I (a)	23,176	209,976
MassMutual High Yield Fund, Class I (a)	24,434	185,698
MassMutual Strategic Bond Fund, Class I (a)	44,863	394,350
MassMutual Total Return Bond Fund, Class I (a)	46,019	392,540
Vanguard Total Bond Market Index Fund, Admiral Shares	5,471	52,253
		1,854,829

TOTAL MUTUAL FUNDS (Cost $22,256,504)		22,265,474

TOTAL LONG-TERM INVESTMENTS (Cost $22,256,504)		22,265,474

TOTAL INVESTMENTS — 100.3% (Cost $22,256,504) (b)		22,265,474

Other Assets/(Liabilities) — (0.3)%		(56,793)

NET ASSETS — 100.0%		$22,208,681

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2065 Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 103.1%

Equity Funds — 94.5%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	3,485	$54,050
JPMorgan Large Cap Value Fund, Class R6	1,816	33,783
MassMutual Blue Chip Growth Fund, Class I (a)	3,307	73,372
MassMutual Diversified Value Fund, Class I (a)	2,567	28,747
MassMutual Equity Opportunities Fund, Class I (a)	2,857	48,420
MassMutual Fundamental Value Fund, Class I (a)	3,959	33,847
MassMutual Growth Opportunities Fund, Class I (a)	4,498	24,606
MassMutual International Equity Fund, Class I (a)	7,629	64,615
MassMutual Mid Cap Growth Fund, Class I (a)	1,279	25,294
MassMutual Mid Cap Value Fund, Class I (a)	2,235	24,881
MassMutual Overseas Fund, Class I (a)	12,021	104,099
MassMutual Small Cap Growth Equity Fund, Class I (a)	1,311	18,227
MassMutual Small Cap Value Equity Fund, Class I (a)	2,637	24,158
MassMutual Strategic Emerging Markets Fund, Class I (a)	2,881	28,868
MM Equity Asset Fund, Class I (a)	31,931	243,312
Vanguard Developed Markets Index Fund, Admiral Shares	6,006	89,065
Vanguard Mid-Cap Index Fund, Admiral Shares	78	21,297
Vanguard Real Estate Index Fund, Admiral Shares	169	20,024
Vanguard Small-Cap Index Fund, Admiral Shares	189	18,029
		978,694
Fixed Income Funds — 8.6%
JPMorgan Emerging Markets Debt Fund, Class R6	624	3,715
JPMorgan U.S. Government Money Market Fund, Class IM	26,232	26,232
MassMutual Core Bond Fund, Class I (a)	1,107	10,029
MassMutual High Yield Fund, Class I (a)	1,175	8,930
MassMutual Strategic Bond Fund, Class I (a)	2,143	18,836
MassMutual Total Return Bond Fund, Class I (a)	2,198	18,750
Vanguard Total Bond Market Index Fund, Admiral Shares	259	2,477
		88,969

TOTAL MUTUAL FUNDS (Cost $1,032,537)		1,067,663

TOTAL LONG-TERM INVESTMENTS (Cost $1,032,537)		1,067,663

TOTAL INVESTMENTS — 103.1% (Cost $1,032,537) (b)		1,067,663

Other Assets/(Liabilities) — (3.1)%		(31,643)

NET ASSETS — 100.0%		$1,036,020

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MM Equity Asset Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Basic Materials — 2.4%
Chemicals — 2.1%
Air Products & Chemicals, Inc.	3,582	$1,072,917
Dow, Inc.	23,308	1,241,384
Eastman Chemical Co.	10,494	878,558
Linde PLC	6,180	2,355,074
LyondellBasell Industries NV Class A	6,904	633,994
PPG Industries, Inc.	6,664	988,271
		7,170,198
Iron & Steel — 0.2%
Nucor Corp.	3,325	545,234
Mining — 0.1%
Freeport-McMoRan, Inc.	12,647	505,880
		8,221,312
Communications — 12.7%
Internet — 10.8%
Alphabet, Inc. Class A (a)	54,109	6,476,847
Alphabet, Inc. Class C (a)	45,727	5,531,595
Amazon.com, Inc. (a)	94,894	12,370,382
Booking Holdings, Inc. (a)	760	2,052,251
Expedia Group, Inc. (a)	9,345	1,022,250
Meta Platforms, Inc. Class A (a)	23,423	6,721,932
Netflix, Inc. (a)	5,338	2,351,336
Uber Technologies, Inc. (a)	12,377	534,315
		37,060,908
Media — 1.2%
Charter Communications, Inc. Class A (a)	4,485	1,647,655
Comcast Corp. Class A	59,946	2,490,756
		4,138,411
Telecommunications — 0.7%
AT&T, Inc.	15,937	254,195
Corning, Inc.	11,494	402,750
Motorola Solutions, Inc.	2,588	759,009
T-Mobile U.S., Inc. (a)	6,136	852,290
		2,268,244
		43,467,563

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 8.9%
Airlines — 0.3%
Delta Air Lines, Inc. (a)	5,929	$281,865
Southwest Airlines Co.	16,078	582,184
		864,049
Apparel — 0.5%
NIKE, Inc. Class B	14,430	1,592,639
Auto Manufacturers — 1.7%
Tesla, Inc. (a)	22,521	5,895,322
Auto Parts & Equipment — 0.2%
Aptiv PLC (a)	7,290	744,236
Distribution & Wholesale — 0.1%
LKQ Corp.	5,591	325,788
Home Builders — 0.2%
Lennar Corp. Class A	2,540	318,287
Toll Brothers, Inc.	5,501	434,964
		753,251
Home Furnishing — 0.1%
Whirlpool Corp.	1,349	200,718
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd. (a)	1,905	197,625
Lodging — 0.3%
Marriott International, Inc. Class A	5,938	1,090,751
Retail — 5.4%
AutoNation, Inc. (a)	3,893	640,827
AutoZone, Inc. (a)	703	1,752,832
Best Buy Co., Inc.	13,194	1,081,248
Burlington Stores, Inc. (a)	2,715	427,314
Chipotle Mexican Grill, Inc. (a)	1,090	2,331,510
Costco Wholesale Corp.	6,403	3,447,247
Domino's Pizza, Inc.	1,164	392,256
Home Depot, Inc.	1,179	366,245
Lowe's Cos., Inc.	15,681	3,539,202
McDonald's Corp.	3,978	1,187,075
O'Reilly Automotive, Inc. (a)	565	539,745
TJX Cos., Inc.	13,620	1,154,840
Ulta Beauty, Inc. (a)	350	164,708
Yum! Brands, Inc.	11,066	1,533,194
		18,558,243
		30,222,622
Consumer, Non-cyclical — 18.9%
Agriculture — 0.4%
Altria Group, Inc.	11,186	506,726

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Philip Morris International, Inc.	10,015	$977,664
		1,484,390
Beverages — 2.5%
Coca-Cola Co.	61,820	3,722,800
Constellation Brands, Inc. Class A	4,489	1,104,878
Monster Beverage Corp. (a)	7,019	403,171
PepsiCo, Inc.	17,364	3,216,160
		8,447,009
Biotechnology — 1.6%
Biogen, Inc. (a)	3,677	1,047,394
BioMarin Pharmaceutical, Inc. (a)	2,794	242,184
Regeneron Pharmaceuticals, Inc. (a)	2,508	1,802,098
Sarepta Therapeutics, Inc. (a)	2,840	325,237
Vertex Pharmaceuticals, Inc. (a)	5,808	2,043,893
		5,460,806
Commercial Services — 1.1%
Booz Allen Hamilton Holding Corp.	2,676	298,641
Cintas Corp.	1,440	715,795
FleetCor Technologies, Inc. (a)	4,884	1,226,275
S&P Global, Inc.	4,212	1,688,549
		3,929,260
Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.	19,948	1,536,794
Kenvue, Inc. (a)	3,332	88,031
Procter & Gamble Co.	15,698	2,382,015
		4,006,840
Food — 0.3%
Mondelez International, Inc. Class A	16,866	1,230,206
Health Care – Products — 3.9%
Abbott Laboratories	17,564	1,914,827
Baxter International, Inc.	20,941	954,072
Boston Scientific Corp. (a)	30,489	1,649,150
Danaher Corp.	6,646	1,595,040
Intuitive Surgical, Inc. (a)	4,921	1,682,687
Medtronic PLC	12,916	1,137,900
ResMed, Inc.	1,253	273,780
Stryker Corp.	2,244	684,622
Thermo Fisher Scientific, Inc.	6,344	3,309,982
		13,202,060
Health Care – Services — 2.5%
Centene Corp. (a)	14,157	954,890
Elevance Health, Inc.	3,414	1,516,806
Humana, Inc.	1,860	831,662
Town Health International Medical Group Ltd.	62,000	2,570
UnitedHealth Group, Inc.	11,053	5,312,514
		8,618,442

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products & Wares — 0.2%
Church & Dwight Co., Inc.	6,132	$614,610
Pharmaceuticals — 5.2%
AbbVie, Inc.	28,562	3,848,158
Bristol-Myers Squibb Co.	44,744	2,861,379
CVS Health Corp.	6,788	469,255
Dexcom, Inc. (a)	3,515	451,713
Eli Lilly & Co.	6,787	3,182,967
Johnson & Johnson	23,662	3,916,534
McKesson Corp.	1,658	708,480
Merck & Co., Inc.	18,300	2,111,637
Neurocrine Biosciences, Inc. (a)	1,946	183,508
		17,733,631
		64,727,254
Energy — 4.1%
Oil & Gas — 3.9%
Chevron Corp.	10,190	1,603,397
ConocoPhillips	25,804	2,673,553
Diamondback Energy, Inc.	13,015	1,709,650
EOG Resources, Inc.	19,023	2,176,992
Exxon Mobil Corp.	43,781	4,695,512
Marathon Oil Corp.	26,568	611,595
		13,470,699
Oil & Gas Services — 0.2%
Baker Hughes Co.	15,986	505,317
		13,976,016
Financial — 14.0%
Banks — 4.1%
Bank of America Corp.	127,405	3,655,249
Citigroup, Inc.	21,083	970,661
Fifth Third Bancorp	30,902	809,941
Morgan Stanley	18,794	1,605,008
State Street Corp.	6,947	508,382
Truist Financial Corp.	50,946	1,546,211
U.S. Bancorp	53,102	1,754,490
Wells Fargo & Co.	72,035	3,074,454
		13,924,396
Diversified Financial Services — 4.4%
American Express Co.	4,851	845,044
Charles Schwab Corp.	6,308	357,537
CME Group, Inc.	11,331	2,099,521
Intercontinental Exchange, Inc.	12,968	1,466,421
Mastercard, Inc. Class A	13,456	5,292,245
Raymond James Financial, Inc.	11,315	1,174,158
Visa, Inc. Class A	16,078	3,818,204
		15,053,130

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 3.3%
Aflac, Inc.	7,711	$538,228
Berkshire Hathaway, Inc. Class B (a)	14,164	4,829,924
Globe Life, Inc.	8,866	971,891
MetLife, Inc.	3,011	170,212
Progressive Corp.	20,276	2,683,934
Travelers Cos., Inc.	11,138	1,934,225
		11,128,414
Real Estate Investment Trusts (REITS) — 2.2%
Equinix, Inc.	1,214	951,703
Equity LifeStyle Properties, Inc.	9,116	609,769
Prologis, Inc.	18,300	2,244,129
SBA Communications Corp.	5,066	1,174,096
Sun Communities, Inc.	5,807	757,581
UDR, Inc.	17,960	771,562
Ventas, Inc.	24,738	1,169,365
		7,678,205
		47,784,145
Industrial — 7.9%
Aerospace & Defense — 0.9%
Howmet Aerospace, Inc.	6,968	345,334
Raytheon Technologies Corp.	28,964	2,837,313
		3,182,647
Building Materials — 0.9%
Masco Corp.	14,100	809,058
Trane Technologies PLC	11,282	2,157,795
		2,966,853
Electronics — 1.3%
Honeywell International, Inc.	18,746	3,889,795
Keysight Technologies, Inc. (a)	2,244	375,758
		4,265,553
Machinery – Diversified — 1.3%
Deere & Co.	6,113	2,476,927
Dover Corp.	5,479	808,974
Otis Worldwide Corp.	14,719	1,310,138
		4,596,039
Miscellaneous - Manufacturing — 1.6%
Eaton Corp. PLC	11,538	2,320,292
Parker-Hannifin Corp.	4,852	1,892,474
Textron, Inc.	17,938	1,213,147
		5,425,913
Transportation — 1.9%
CSX Corp.	21,633	737,685
FedEx Corp.	3,970	984,163

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Norfolk Southern Corp.	4,048	$917,924
Union Pacific Corp.	5,104	1,044,381
United Parcel Service, Inc. Class B	16,406	2,940,776
		6,624,929
		27,061,934
Technology — 27.3%
Computers — 9.4%
Accenture PLC Class A	9,155	2,825,050
Apple, Inc.	135,395	26,262,568
Cognizant Technology Solutions Corp. Class A	19,587	1,278,639
Leidos Holdings, Inc.	7,828	692,621
Seagate Technology Holdings PLC	17,096	1,057,730
		32,116,608
Semiconductors — 7.9%
Advanced Micro Devices, Inc. (a)	25,528	2,907,895
Analog Devices, Inc.	15,494	3,018,386
Broadcom, Inc.	667	578,576
Lam Research Corp.	4,468	2,872,298
NVIDIA Corp.	22,309	9,437,153
NXP Semiconductor NV	14,428	2,953,123
Qorvo, Inc. (a)	6,275	640,238
Teradyne, Inc.	7,638	850,339
Texas Instruments, Inc.	20,339	3,661,427
		26,919,435
Software — 10.0%
Adobe, Inc. (a)	8,038	3,930,502
Cadence Design Systems, Inc. (a)	2,785	653,138
DocuSign, Inc. (a)	2,462	125,784
Intuit, Inc.	4,480	2,052,691
Microsoft Corp.	71,618	24,388,794
Oracle Corp.	13,133	1,564,009
Salesforce, Inc. (a)	5,701	1,204,393
ServiceNow, Inc. (a)	902	506,897
		34,426,208
		93,462,251
Utilities — 2.6%
Electric — 2.6%
Ameren Corp.	8,968	732,417
CenterPoint Energy, Inc.	26,969	786,146
CMS Energy Corp.	6,472	380,230
Dominion Energy, Inc.	11,261	583,207
NextEra Energy, Inc.	39,097	2,900,997
PG&E Corp. (a)	84,732	1,464,169

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Public Service Enterprise Group, Inc.	32,083	$2,008,717
		8,855,883

TOTAL COMMON STOCK (Cost $263,206,741)		337,778,980

TOTAL EQUITIES (Cost $263,206,741)		337,778,980

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Tobira Therapeutics Inc.,CVR (a) (b) (c)	505	—

TOTAL RIGHTS (Cost $30)		—

TOTAL LONG-TERM INVESTMENTS (Cost $263,206,771)		337,778,980

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (d)	$3,341,964	3,341,964

TOTAL SHORT-TERM INVESTMENTS (Cost $3,341,964)		3,341,964

TOTAL INVESTMENTS — 99.8% (Cost $266,548,735) (e)		341,120,944

Other Assets/(Liabilities) — 0.2%		731,857

NET ASSETS — 100.0%		$341,852,801

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment is valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2023, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Maturity value of $3,342,387. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $3,408,859.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	9/15/23	16	$3,517,084	$73,516

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.5%

BANK LOANS — 0.9%
Advertising — 0.1%
Lamar Media Corp., 2020 Term Loan B, 1 mo. USD LIBOR + 1.500%
6.689% VRN 2/05/27	$305,000	$298,137
Aerospace & Defense — 0.0%
TransDigm, Inc., 2022 Term Loan H, 3 mo. USD Term SOFR + 3.250%
8.492% VRN 2/22/27	118,595	118,595
Airlines — 0.0%
American Airlines, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
10.000% VRN 4/20/28	85,000	86,700
Mileage Plus Holdings LLC, 2020 Term Loan B, 3 mo. USD LIBOR + 5.250%
10.764% VRN 6/21/27	82,526	85,638
		172,338
Cosmetics & Personal Care — 0.0%
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3, 3 mo. USD Term SOFR + 3.750%
9.092% VRN 10/01/26	113,539	112,787
Entertainment — 0.1%
Formula One Holdings Ltd., Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.102% VRN 1/15/30	240,000	239,880
UFC Holdings LLC, 2021 Term Loan B, 3 mo. USD LIBOR + 2.750%
8.050% VRN 4/29/26	266,800	266,317
		506,197
Environmental Controls — 0.1%
Filtration Group Corp., 2023 USD Term Loan, 1 mo. USD Term SOFR + 4.250%
9.326% VRN 10/21/28	394,303	393,810
Madison IAQ LLC, Term Loan, 6 mo. USD LIBOR + 3.250%
8.302% VRN 6/21/28	27,548	26,949
		420,759
Health Care – Products — 0.0%
Maravai Intermediate Holdings LLC, 2022 Term Loan B, 3 mo. USD Term SOFR + 3.000%
8.028% VRN 10/19/27	84,316	84,211
Insurance — 0.2%
Acrisure LLC, 2022 Incremental Term Loan, 3 mo. USD Term SOFR + 5.750%
10.823% VRN 2/15/27	69,650	69,824
Asurion LLC

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2023 Term Loan B11, 1 mo. USD Term SOFR + 4.250%
9.452% VRN 8/19/28	$170,184	$161,569
2021 2nd Lien Term Loan B3, 1 mo. USD Term LIBOR + 5.250%, 1 mo. USD Term SOFR + 5.250%
10.452% VRN 1/31/28	25,000	21,203
2021 Second Lien Term Loan B4, 1 mo. USD LIBOR + 5.250%, 1 mo. USD Term SOFR + 5.200
10.452% VRN 1/20/29	255,000	213,244
Hub International Ltd.
2022 Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.059% VRN 11/10/29	24,875	24,837
2023 Term Loan B, 1 mo. USD Term SOFR + 4.250%
9.341% VRN 6/20/30	403,021	403,751
		894,428
Internet — 0.0%
NortonLifeLock, Inc., 2021 Term Loan A, 1 mo. USD Term SOFR + 1.750%
6.952% VRN 9/10/27	126,750	123,820
Machinery – Construction & Mining — 0.0%
Brookfield WEC Holdings, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
7.943% VRN 8/01/25	90,609	90,357
Packaging & Containers — 0.0%
Charter NEX U.S., Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
8.967% VRN 12/01/27	206,323	204,518
Pharmaceuticals — 0.1%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.342% VRN 10/01/27	139,923	137,650
PetVet Care Centers LLC, 2021 Term Loan B3, 1 mo. USD LIBOR + 3.500%
8.693% VRN 2/14/25	103,999	101,633
		239,283
Retail — 0.0%
WOOF Holdings, Inc., 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750%
8.954% VRN 12/21/27	125,809	122,978
Software — 0.3%
Applied Systems, Inc., 2022 Extended 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.500%
9.742% VRN 9/18/26	481,022	481,474
Ascend Learning LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.500%
8.702% VRN 12/11/28	97,372	91,332
Athenahealth Group, Inc., 2021 Delayed Draw Term Loan, 1 mo. USD Term SOFR + 3.500%
8.589% VRN 2/15/29	97,091	93,329
Epicor Software Corp., 2020 Term Loan, 1 mo. USD Term SOFR + 3.250%
8.467% VRN 7/30/27	99,390	98,036
RealPage, Inc., 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.000%
8.217% VRN 4/24/28	86,024	84,067
Ultimate Software Group, Inc.
2021 Term Loan, 3 mo. USD Term SOFR + 3.250%
8.271% VRN 5/04/26	615,020	602,910

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.250%
10.271% VRN 5/03/27	$140,000	$135,400
		1,586,548

TOTAL BANK LOANS (Cost $5,060,854)		4,974,956

CORPORATE DEBT — 23.0%
Advertising — 0.0%
Lamar Media Corp.
4.875% 1/15/29	80,000	74,400
Aerospace & Defense — 0.0%
TransDigm, Inc.
6.750% 8/15/28 (a)	85,000	85,322
Agriculture — 0.1%
BAT International Finance PLC
1.668% 3/25/26	90,000	80,916
Darling Ingredients, Inc.
6.000% 6/15/30 (a)	55,000	53,716
Philip Morris International, Inc.
5.125% 2/15/30	280,000	276,848
Reynolds American, Inc.
4.450% 6/12/25	84,000	81,626
		493,106
Airlines — 0.0%
American Airlines, Inc.
11.750% 7/15/25 (a)	50,000	54,826
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (a)	105,000	104,022
5.750% 4/20/29 (a)	70,000	67,969
		226,817
Apparel — 0.1%
VF Corp.
4.125% 3/07/26 EUR (b)	112,000	121,040
4.250% 3/07/29 EUR (b)	115,000	123,399
Wolverine World Wide, Inc.
4.000% 8/15/29 (a) (c)	90,000	71,662
		316,101
Auto Manufacturers — 0.7%
American Honda Finance Corp.
0.750% 11/25/26 GBP (b)	130,000	137,989
1.950% 10/18/24 EUR (b)	200,000	212,518
Daimler Truck Finance North America LLC
5.125% 1/19/28 (a) (c)	150,000	148,647
Ford Motor Co.
6.100% 8/19/32 (c)	105,000	101,761
9.625% 4/22/30	85,000	98,878
Ford Motor Credit Co. LLC
4.867% 8/03/27 EUR (b)	171,000	182,901
4.950% 5/28/27	265,000	249,971
6.950% 3/06/26	200,000	201,060

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
7.350% 11/04/27	$200,000	$204,224
General Motors Financial Co., Inc.
0.850% 2/26/26 EUR (a) (b)	150,000	149,056
0.955% 9/07/23 EUR (a) (b)	110,000	119,355
4.000% 10/06/26	150,000	142,247
Hyundai Capital America
1.800% 10/15/25 (a)	300,000	273,656
5.500% 3/30/26 (a)	135,000	133,781
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	160,000	135,738
Volkswagen Group of America Finance LLC
3.200% 9/26/26 (a)	1,320,000	1,227,389
Volkswagen Leasing GmbH
1.500% 6/19/26 EUR (a) (b)	145,000	145,685
1.625% 8/15/25 EUR (a) (b)	150,000	154,612
		4,019,468
Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios U.S. Finance Co.
6.750% 5/15/28 (a) (c)	163,000	162,430
Continental AG
0.000% 9/12/23 EUR (a) (b)	45,000	48,708
Dana Financing Luxembourg Sarl
8.500% 7/15/31 EUR (a) (b)	100,000	112,557
Goodyear Tire & Rubber Co.
5.000% 7/15/29 (c)	140,000	126,243
ZF North America Capital, Inc.
6.875% 4/14/28 (a)	150,000	151,903
7.125% 4/14/30 (a)	150,000	152,558
		754,399
Banks — 7.7%
ABN AMRO Bank NV
2.500% 11/29/23 EUR (a) (b)	114,000	123,726
Banca Transilvania SA 1 yr. EURIBOR ICE Swap + 5.580%
8.875% VRN 4/27/27 EUR (a) (b)	210,000	234,922
Banco Bilbao Vizcaya Argentaria SA
3.375% 9/20/27 EUR (a) (b)	200,000	211,333
1 yr. CMT + 2.300% 5.862% VRN 9/14/26	400,000	394,520
Banco Comercial Portugues SA
3 mo. EUR EURIBOR + 1.550% 1.125% VRN 2/12/27 EUR (a) (b)	200,000	190,611
3 mo. EUR EURIBOR + 2.000% 1.750% VRN 4/07/28 EUR (a) (b)	200,000	184,544
Banco de Bogota SA
6.250% 5/12/26 (a)	250,000	241,440
Banco de Credito del Peru SA 5 yr. CMT + 3.000%
3.125% VRN 7/01/30 (a)	200,000	183,590
Banco de Sabadell SA
1 yr. EURIBOR ICE Swap + 1.150% 0.875% VRN 6/16/28 EUR (a) (b)	200,000	182,849
1 yr. EUR Swap + 2.250% 5.125% VRN 11/10/28 EUR (a) (b)	100,000	109,849
Banco Santander SA
1.125% 1/17/25 EUR (a) (b)	200,000	207,622
2.746% 5/28/25	1,200,000	1,126,555
Bangkok Bank PCL 5 yr. CMT + 1.900%
3.733% VRN 9/25/34 (a)	250,000	211,923
Bank Hapoalim BM Update Replacements.xls: H15T5Y + 2.155%
3.255% VRN 1/21/32 (a)	200,000	171,303
Bank of America Corp.

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
0.750% 7/26/23 EUR (a) (b)	$110,000	$119,809
3 mo. EUR EURIBOR + .890% 1.662% VRN 4/25/28 EUR (a) (b)	125,000	122,469
SOFR + .960% 1.734% VRN 7/22/27	585,000	522,267
SOFR + 1.530% 1.898% VRN 7/23/31	1,145,000	911,822
SOFR + 1.220% 2.299% VRN 7/21/32	425,000	339,901
2.375% 6/19/24 EUR (a) (b)	150,000	160,970
2.375% 6/19/24 EUR (a) (b)	150,000	160,970
3 mo. USD Term SOFR + 1.252% 2.496% VRN 2/13/31	1,735,000	1,452,596
SOFR + 2.150% 2.592% VRN 4/29/31	585,000	491,129
3 mo. USD Term SOFR + 1.302% 3.419% VRN 12/20/28	55,000	50,436
3 mo. USD Term SOFR + 1.322% 3.559% VRN 4/23/27	465,000	440,853
4.250% 10/22/26	302,000	291,489
Bank of Ireland Group PLC 1 yr. CMT + 2.650%
6.253% VRN 9/16/26 (a)	355,000	352,203
Banque Federative du Credit Mutuel SA
1.250% 5/26/27 EUR (a) (b)	100,000	97,820
1.375% 7/16/28 EUR (a) (b)	100,000	95,689
5.125% 1/13/33 EUR (a) (b)	200,000	214,081
Barclays PLC
1 yr. EUR Swap + 1.260% 0.577% VRN 8/09/29 EUR (a) (b)	215,000	187,691
1 yr. EURIBOR ICE Swap + .850% 0.877% VRN 1/28/28 EUR (a) (b)	100,000	94,610
1 yr. CMT + 2.650% 5.501% VRN 8/09/28	225,000	219,418
SOFR + 2.980% 6.224% VRN 5/09/34	305,000	303,791
1 yr. U.K. Government Bond + 2.800% 6.369% VRN 1/31/31 GBP (a) (b)	125,000	151,846
BBVA Bancomer SA 5 yr. CMT + 2.650%
5.125% VRN 1/18/33 (a)	300,000	260,321
BNP Paribas SA
3 mo. EUR EURIBOR + 1.800% 2.125% VRN 1/23/27 EUR (a) (b)	200,000	204,376
2.875% 9/26/23 EUR (a) (b)	153,000	166,551
BPCE SA
0.250% 1/14/31 EUR (a) (b)	200,000	164,137
0.375% 10/05/23 EUR (a) (b)	100,000	108,153
3.500% 1/25/28 EUR (a) (b)	100,000	106,059
4.625% 7/18/23 EUR (a) (b)	100,000	109,111
CaixaBank SA
1.125% 5/17/24 EUR (a) (b)	100,000	106,296
1.750% 10/24/23 EUR (a) (b)	100,000	108,362
5 yr. EUR Swap + 2.350% 2.750% VRN 7/14/28 EUR (a) (b)	200,000	218,121
3.750% 9/07/29 EUR (a) (b)	100,000	107,674
SOFR + 2.700% 6.208% VRN 1/18/29 (a)	500,000	498,757
5 yr. EUR Swap + 3.550% 6.250% VRN 2/23/33 EUR (a) (b)	100,000	109,581
Citigroup, Inc.
0.750% 10/26/23 EUR (a) (b)	110,000	118,844
SOFR + 1.167% 2.561% VRN 5/01/32	300,000	244,958
SOFR + 1.280% 3.070% VRN 2/24/28	570,000	524,538
SOFR + 2.842% 3.106% VRN 4/08/26	240,000	229,127
SOFR + 1.546% 5.610% VRN 9/29/26	565,000	564,232
SOFR + 2.661% 6.174% FRN 5/25/34	195,000	196,699
Commerzbank AG
0.500% 8/28/23 EUR (a) (b)	142,000	154,168
Cooperatieve Rabobank UA
0.750% 8/29/23 EUR (a) (b)	100,000	108,615
3.875% 7/25/23 EUR (a) (b)	118,000	128,677
4.625% 5/23/29 GBP (a) (b)	150,000	166,882
Credit Agricole SA
1.000% 9/16/24 EUR (a) (b)	200,000	209,989
Credit Suisse AG
1.250% 8/07/26	260,000	223,828

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Danske Bank AS
1 yr. EURIBOR ICE Swap + .880% 0.750% VRN 6/09/29 EUR (a) (b)	$100,000	$90,034
1 yr. EUR Swap + .850% 1.375% VRN 2/17/27 EUR (a) (b)	110,000	109,536
5 yr. EUR Swap + 1.700% 1.375% VRN 2/12/30 EUR (a) (b)	200,000	201,980
3 mo. USD LIBOR + 1.591% 3.244% VRN 12/20/25 (a)	1,040,000	987,294
1 yr. CMT + 1.450% 3.773% VRN 3/28/25 (a)	355,000	346,978
3.875% 9/12/23 (a)	5,000	4,981
Deutsche Bank AG
1.125% 8/30/23 EUR (a) (b)	114,000	123,822
Discover Bank
4.650% 9/13/28	405,000	375,962
DNB Bank ASA
0.050% 11/14/23 EUR (a) (b)	109,000	117,248
Fifth Third Bancorp
2.375% 1/28/25	90,000	84,226
2.550% 5/05/27	50,000	44,164
3.950% 3/14/28	155,000	142,550
SOFR + 2.127% 4.772% VRN 7/28/30	140,000	130,821
Goldman Sachs Group, Inc.
1.375% 5/15/24 EUR (a) (b)	40,000	42,631
SOFR + .818% 1.542% VRN 9/10/27	605,000	531,736
1.625% 7/27/26 EUR (a) (b)	140,000	142,309
2.000% 7/27/23 EUR (a) (b)	130,000	141,687
SOFR + 1.248% 2.383% VRN 7/21/32	510,000	408,509
3.500% 11/16/26	385,000	360,939
SOFR + 1.846% 3.615% VRN 3/15/28	550,000	516,050
1 yr. U.K. Government Bond + 1.950% 3.625% VRN 10/29/29 GBP (a) (b)	85,000	93,080
SOFR + 1.725% 4.482% VRN 8/23/28	520,000	502,744
HSBC Holdings PLC
3 mo. EURIBOR + 1.290% 4.752% VRN 3/10/28 EUR (a) (b)	280,000	305,278
SOFR + 2.110% 4.755% VRN 6/09/28	770,000	739,822
SOFR + 2.610% 5.210% VRN 8/11/28	440,000	430,217
SOFR + 2.390% 6.254% VRN 3/09/34	705,000	722,660
Huntington National Bank SOFR + 1.215%
5.699% VRN 11/18/25	250,000	242,868
ING Groep NV
1.000% 9/20/23 EUR (a) (b)	100,000	108,458
3 mo. EURIBOR + .850% 1.250% VRN 2/16/27 EUR (a) (b)	200,000	199,671
Intesa Sanpaolo SpA
1.000% 7/04/24 EUR (a) (b)	300,000	316,915
2.125% 8/30/23 EUR (a) (b)	114,000	124,056
1 yr. CMT + 2.600% 4.198% VRN 6/01/32 (a)	200,000	149,058
6.625% 6/20/33 (a)	365,000	363,661
JP Morgan Chase & Co.
SOFR + .885% 1.578% VRN 4/22/27	465,000	417,669
3 mo. USD Term SOFR + 1.105% 1.764% VRN 11/19/31	955,000	755,804
SOFR + 1.890% 2.182% VRN 6/01/28	675,000	599,890
SOFR + 2.040% 2.522% VRN 4/22/31	165,000	139,564
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30	265,000	228,277
3 mo. TSFR + 2.515% 2.956% VRN 5/13/31	1,060,000	908,897
KBC Group NV
0.750% 10/18/23 EUR (a) (b)	100,000	108,135
1 yr. CMT + 2.100% 5.796% VRN 1/19/29 (a)	620,000	615,688
Kreditanstalt fuer Wiederaufbau
4.700% 6/02/37 CAD (b)	75,000	59,416
4.700% 6/02/37 CAD (b)	65,000	51,494

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Landsbankinn HF
0.375% 5/23/25 EUR (a) (b)	$265,000	$257,881
Morgan Stanley
3 mo. EURIBOR + .698% 0.406% VRN 10/29/27 EUR (b)	100,000	95,113
3 mo. EURIBOR + .867% 0.495% VRN 10/26/29 EUR (b)	260,000	231,109
3 mo. EURIBOR + .753% 0.637% VRN 7/26/24 EUR (b)	100,000	108,899
SOFR + .858% 1.512% VRN 7/20/27	630,000	558,160
SOFR + .879% 1.593% VRN 5/04/27	670,000	599,796
SOFR + 1.485% 3.217% VRN 4/22/42	165,000	125,120
SOFR + 1.730% 5.123% VRN 2/01/29	880,000	867,889
3 mo. EURIBOR + 1.954% 5.148% VRN 1/25/34 EUR (b)	100,000	114,196
National Australia Bank Ltd.
0.625% 11/10/23 EUR (a) (b)	56,000	60,398
Nationale-Nederlanden Bank NV
0.375% 2/26/25 EUR (a) (b)	100,000	102,328
Natwest Group PLC 3 mo. EURIBOR + .949%
0.780% VRN 2/26/30 EUR (a) (b)	180,000	156,396
NatWest Group PLC 5 yr. EUR Swap + 1.270%
1.043% VRN 9/14/32 EUR (a) (b)	135,000	120,125
NongHyup Bank
4.875% 7/03/28 (a) (d)	310,000	305,916
Nordea Bank Abp
5.375% 9/22/27 (a)	320,000	315,855
OTP Bank Nyrt 3 mo. EURIBOR + 4.523%
7.350% VRN 3/04/26 EUR (a) (b)	140,000	154,293
PNC Financial Services Group, Inc.
2.550% 1/22/30	145,000	121,812
SOFR + 2.140% 6.037% VRN 10/28/33	460,000	470,751
QNB Finance Ltd.
2.750% 2/12/27 (a)	200,000	184,538
Santander Holdings USA, Inc.
SOFR + 1.249% 2.490% VRN 1/06/28	170,000	146,826
SOFR + 2.356% 6.499% VRN 3/09/29	100,000	98,913
Santander U.K. Group Holdings PLC
1 yr. EUR Swap + .800% 0.603% VRN 9/13/29 EUR (a) (b)	275,000	238,998
1.125% 9/08/23 EUR (a) (b)	111,000	120,505
1 yr. CMT + 1.250% 1.532% VRN 8/21/26	1,465,000	1,304,428
1 yr. GBP SONIA Linked ICE Swap + 1.250% 2.421% VRN 1/17/29 GBP (a) (b)	100,000	103,156
Shinhan Bank Co. Ltd.
4.500% 4/12/28 (a)	330,000	321,578
Standard Chartered PLC
1 yr. CMT + 1.000% 1.456% VRN 1/14/27 (a)	295,000	261,294
5 yr. EUR Swap + 2.800% 2.500% VRN 9/09/30 EUR (a) (b)	300,000	303,640
3 mo. USD LIBOR + 1.209% 2.819% VRN 1/30/26 (a)	200,000	188,570
1 yr. CMT + 1.650% 3.971% VRN 3/30/26 (a)	285,000	272,377
State Bank of India
4.875% 5/05/28 (a)	480,000	469,992
Toronto-Dominion Bank
0.625% 7/20/23 EUR (a) (b)	110,000	119,865
Truist Financial Corp. SOFR + 1.368%
4.123% VRN 6/06/28	525,000	494,695
U.S. Bancorp SOFR + 1.600%
4.839% VRN 2/01/34 (c)	240,000	224,167
UBS Group AG
SOFR + .980% 1.305% VRN 2/02/27 (a)	340,000	297,047
12 yr. GBP Swap + 1.230% 2.125% VRN 9/12/25 GBP (a) (b)	250,000	296,906
1 yr. EUR Swap + 1.950% 2.875% VRN 4/02/32 EUR (a) (b)	185,000	175,754

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.750% 3/26/25	$890,000	$851,641
1 yr. CMT + 2.200% 5.959% VRN 1/12/34 (a)	445,000	442,664
UniCredit SpA 5 yr. EURIBOR ICE Swap + 4.739%
4.875% VRN 2/20/29 EUR (a) (b)	200,000	216,684
Wells Fargo & Co.
SOFR + 2.100% 2.393% VRN 6/02/28	1,105,000	984,700
3 mo. USD Term SOFR + 1.262% 2.572% VRN 2/11/31	1,225,000	1,037,195
3 mo. USD Term SOFR + 1.432% 2.879% VRN 10/30/30	2,145,000	1,852,604
SOFR + 2.530% 3.068% VRN 4/30/41	335,000	246,398
4.300% 7/22/27	290,000	278,193
		45,080,847
Beverages — 0.2%
Anheuser-Busch InBev SA
1.650% 3/28/31 EUR (a) (b)	165,000	155,994
Anheuser-Busch InBev Worldwide, Inc.
4.500% 6/01/50	380,000	350,415
5.550% 1/23/49	400,000	421,598
		928,007
Biotechnology — 0.1%
Amgen, Inc.
4.875% 3/01/53	135,000	124,213
CSL Finance PLC
4.050% 4/27/29 (a)	260,000	246,695
		370,908
Building Materials — 0.1%
CRH Finance U.K. PLC
4.125% 12/02/29 GBP (a) (b)	150,000	170,290
Emerald Debt Merger Sub LLC
6.625% 12/15/30 (a)	125,000	123,906
Johnson Controls International PLC
1.000% 9/15/23 EUR (b)	111,000	120,487
		414,683
Chemicals — 0.3%
Braskem Netherlands Finance BV
4.500% 1/31/30 (a)	300,000	257,720
Celanese U.S. Holdings LLC
6.050% 3/15/25	420,000	418,284
6.165% 7/15/27	145,000	144,250
INEOS Finance PLC
6.625% 5/15/28 EUR (a) (b)	100,000	107,020
MEGlobal BV
2.625% 4/28/28 (a)	200,000	174,250
Methanex Corp.
5.125% 10/15/27	65,000	60,513
Westlake Corp.
1.625% 7/17/29 EUR (b)	575,000	514,414
		1,676,451
Commercial Services — 0.2%
Autostrade per l'Italia SpA
2.000% 12/04/28 EUR (a) (b)	165,000	157,339

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.000% 1/15/30 EUR (a) (b)	$155,000	$141,814
2.250% 1/25/32 EUR (a) (b)	100,000	88,457
Equifax, Inc.
5.100% 12/15/27	305,000	301,557
Holding d'Infrastructures de Transport SASU
1.475% 1/18/31 EUR (a) (b)	100,000	88,872
IPD 3 BV
8.000% 6/15/28 EUR (a) (b)	100,000	111,215
Loxam SAS
6.375% 5/15/28 EUR (a) (b)	100,000	107,845
Transurban Finance Co. Pty. Ltd.
3.000% 4/08/30 EUR (a) (b)	300,000	306,943
Verisure Holding AB
3.875% 7/15/26 EUR (a) (b)	100,000	102,295
		1,406,337
Computers — 0.0%
Capgemini SE
2.500% 7/01/23 EUR (a) (b)	100,000	109,120
Distribution & Wholesale — 0.0%
Ritchie Bros Holdings, Inc.
6.750% 3/15/28 (a)	20,000	20,159
7.750% 3/15/31 (a) (c)	15,000	15,561
		35,720
Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% 10/29/26	525,000	468,904
3.500% 1/15/25	150,000	143,611
4.450% 4/03/26	270,000	257,789
4.875% 1/16/24	540,000	536,205
6.500% 7/15/25	150,000	150,742
Ally Financial, Inc.
4.750% 6/09/27 (c)	1,065,000	988,668
CA Auto Bank SPA
0.500% 9/18/23 EUR (a) (b)	109,000	118,100
0.500% 9/13/24 EUR (a) (b)	160,000	166,381
Capital One Financial Corp.
1.650% 6/12/29 EUR (b)	300,000	265,101
SOFR + 1.790% 3.273% VRN 3/01/30	265,000	225,006
3.650% 5/11/27	510,000	473,696
3.750% 3/09/27	115,000	107,115
SOFR + 2.160% 4.985% VRN 7/24/26	525,000	508,857
SOFR + 2.600% 5.247% VRN 7/26/30	140,000	131,979
SOFR + 2.600% 5.817% VRN 2/01/34	445,000	424,563
Encore Capital Group, Inc.
5.375% 2/15/26 GBP (a) (b)	140,000	155,308
Intercontinental Exchange, Inc.
2.650% 9/15/40	130,000	91,807
4.350% 6/15/29	465,000	454,787
Iqera Group SAS
4.250% 9/30/24 EUR (a) (b)	100,000	106,578
Kane Bidco Ltd.
5.000% 2/15/27 EUR (a) (b)	125,000	127,688
LeasePlan Corp. NV
0.125% 9/13/23 EUR (b)	108,000	116,934

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5 yr. EURIBOR ICE Swap + 7.556% 7.375% VRN EUR (a) (b) (e)	$200,000	$213,655
LSEGA Financing PLC
2.000% 4/06/28 (a)	1,520,000	1,302,772
2.500% 4/06/31 (a)	435,000	362,588
3.200% 4/06/41 (a)	200,000	149,028
Nasdaq, Inc.
5.950% 8/15/53	95,000	97,270
6.100% 6/28/63	120,000	122,706
Navient Corp.
9.375% 7/25/30	115,000	114,385
OneMain Finance Corp.
7.125% 3/15/26 (c)	55,000	54,037
9.000% 1/15/29	125,000	126,056
		8,562,316
Electric — 1.7%
Abu Dhabi National Energy Co. PJSC
4.375% 1/24/29 (a)	400,000	394,832
Baltimore Gas & Electric Co.
5.400% 6/01/53	200,000	203,180
Duke Energy Corp.
5.000% 8/15/52	725,000	662,749
Duke Energy Indiana LLC
5.400% 4/01/53	165,000	166,300
E.ON International Finance BV
6.250% 6/03/30 GBP (a) (b)	135,000	172,393
Edison International
4.950% 4/15/25	30,000	29,363
EDP - Energias de Portugal SA
2.875% 6/01/26 EUR (a) (b)	200,000	211,571
EDP Finance BV
6.300% 10/11/27 (a)	200,000	205,028
Enel Finance America LLC
7.100% 10/14/27 (a)	200,000	210,140
Enel Finance International NV
5.250% 9/29/23 EUR (b)	26,000	28,459
5.625% 8/14/24 GBP (a) (b)	150,000	188,953
6.800% 10/14/25 (a)	200,000	203,725
Georgia Power Co.
4.950% 5/17/33	450,000	444,194
Indiana Michigan Power Co.
5.625% 4/01/53	35,000	35,915
Interchile SA
4.500% 6/30/56 (a)	280,000	232,540
Israel Electric Corp. Ltd.
7.875% 12/15/26 (a)	250,000	261,487
Minejesa Capital BV
5.625% 8/10/37 (a)	300,000	234,749
NextEra Energy Capital Holdings, Inc.
2.440% 1/15/32	435,000	352,678
3.000% 1/15/52	425,000	279,424
5.000% 7/15/32	125,000	123,278
5.250% 2/28/53	175,000	168,468
NRG Energy, Inc.
4.450% 6/15/29 (a)	170,000	150,254
Orsted AS
4.875% 1/12/32 GBP (a) (b)	150,000	176,516
Pacific Gas & Electric Co.

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.100% 8/01/27	$540,000	$461,259
2.500% 2/01/31	465,000	364,041
4.550% 7/01/30	510,000	461,563
6.700% 4/01/53	145,000	142,352
Palomino Funding Trust I
7.233% 5/17/28 (a)	290,000	290,143
RTE Reseau de Transport d'Electricite SADIR
0.750% 1/12/34 EUR (a) (b)	200,000	163,504
Sempra Energy
3.700% 4/01/29	145,000	132,434
Southern California Edison Co.
4.700% 6/01/27	340,000	334,213
5.700% 3/01/53	220,000	219,951
Southern Co.
5.200% 6/15/33	665,000	659,586
State Grid Overseas Investment BVI Ltd.
1.375% 5/02/25 EUR (a) (b)	100,000	103,173
Talen Energy Supply LLC
8.625% 6/01/30 (a)	40,000	41,400
TenneT Holding BV
2.000% 6/05/34 EUR (a) (b)	330,000	309,440
Vistra Corp. 5 yr. CMT + 6.930%
8.000% VRN (a) (e)	310,000	289,847
Vistra Operations Co. LLC
4.375% 5/01/29 (a) (c)	100,000	87,590
5.125% 5/13/25 (a)	485,000	472,854
		9,669,546
Electrical Components & Equipment — 0.0%
Schneider Electric SE
1.500% 9/08/23 EUR (a) (b)	100,000	108,670
Electronics — 0.1%
Arrow Electronics, Inc.
4.000% 4/01/25	375,000	360,055
Sensata Technologies BV
5.875% 9/01/30 (a)	345,000	335,438
		695,493
Engineering & Construction — 0.2%
ABB Finance BV
3.375% 1/16/31 EUR (a) (b)	115,000	122,948
Avinor AS
0.750% 10/01/30 EUR (a) (b)	140,000	123,681
Cellnex Telecom SA
1.750% 10/23/30 EUR (a) (b)	500,000	439,637
Infrastrutture Wireless Italiane SpA
1.625% 10/21/28 EUR (a) (b)	155,000	148,189
		834,455
Entertainment — 0.2%
Caesars Entertainment, Inc.
7.000% 2/15/30 (a)	110,000	110,466
Churchill Downs, Inc.
6.750% 5/01/31 (a)	35,000	34,606

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cirsa Finance International Sarl
6.250% 12/20/23 EUR (a) (b)	$24,133	$26,215
International Game Technology PLC
3.500% 6/15/26 EUR (a) (b)	100,000	105,165
3.500% 6/15/26 EUR (a) (b)	100,000	105,165
Lottomatica SpA 3 mo. EUR EURIBOR + 4.125%
7.588% VRN 6/01/28 EUR (a) (b)	100,000	109,529
Motion Finco Sarl
7.375% 6/15/30 EUR (a) (b)	170,000	184,308
Warnermedia Holdings, Inc.
3.755% 3/15/27	705,000	657,600
		1,333,054
Environmental Controls — 0.0%
Madison IAQ LLC
4.125% 6/30/28 (a)	95,000	83,628
Food — 0.1%
Bellis Acquisition Co. PLC
3.250% 2/16/26 GBP (a) (b)	100,000	106,046
Chobani LLC/Chobani Finance Corp., Inc.
4.625% 11/15/28 (a)	105,000	95,550
Mondelez International Holdings Netherlands BV
0.250% 9/09/29 EUR (a) (b)	198,000	175,601
Mondelez International, Inc.
0.250% 3/17/28 EUR (b)	100,000	92,877
Tesco Corporate Treasury Services PLC
0.875% 5/29/26 EUR (a) (b)	150,000	149,278
1.875% 11/02/28 GBP (a) (b)	150,000	152,097
		771,449
Forest Products & Paper — 0.0%
Suzano Austria GmbH
5.000% 1/15/30	200,000	189,200
Gas — 0.1%
APA Infrastructure Ltd.
3.125% 7/18/31 GBP (a) (b)	150,000	149,339
3.500% 3/22/30 GBP (a) (b)	150,000	158,045
NiSource, Inc.
5.250% 3/30/28	85,000	84,933
Snam SpA
0.875% 10/25/26 EUR (a) (b)	185,000	183,021
		575,338
Health Care – Products — 0.2%
Abbott Ireland Financing DAC
0.875% 9/27/23 EUR (a) (b)	111,000	120,277
Avantor Funding, Inc.
4.625% 7/15/28 (a)	105,000	97,327
Becton Dickinson Euro Finance Sarl
1.213% 2/12/36 EUR (b)	100,000	78,402
Medtronic Global Holdings SCA
0.375% 10/15/28 EUR (b)	100,000	92,167
Revvity, Inc.
1.900% 9/15/28	410,000	347,236
2.250% 9/15/31	220,000	176,520

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.300% 9/15/29	$195,000	$174,248
Thermo Fisher Scientific, Inc.
0.875% 10/01/31 EUR (b)	140,000	122,285
2.375% 4/15/32 EUR (b)	100,000	97,950
		1,306,412
Health Care – Services — 1.2%
Centene Corp.
2.450% 7/15/28	230,000	196,594
2.625% 8/01/31	315,000	251,017
3.375% 2/15/30	515,000	442,612
4.625% 12/15/29	875,000	805,382
Charles River Laboratories International, Inc.
4.000% 3/15/31 (a)	110,000	95,541
Elevance Health, Inc.
5.125% 2/15/53	220,000	213,341
Fresenius Medical Care AG & Co. KGaA
0.250% 11/29/23 EUR (a) (b)	72,000	77,277
Fresenius SE & Co. KGaA
5.000% 11/28/29 EUR (a) (b)	100,000	110,184
HCA, Inc.
3.125% 3/15/27 (a)	235,000	215,809
3.375% 3/15/29 (a)	90,000	80,024
3.500% 9/01/30	499,000	437,398
5.375% 9/01/26	170,000	168,664
5.875% 2/15/26	160,000	160,101
Humana, Inc.
4.875% 4/01/30	550,000	538,872
5.500% 3/15/53	185,000	184,247
IQVIA, Inc.
6.500% 5/15/30 (a)	200,000	201,975
Molina Healthcare, Inc.
4.375% 6/15/28 (a)	75,000	69,139
Sutter Health
5.164% 8/15/33	140,000	139,670
5.547% 8/15/53	125,000	129,087
UnitedHealth Group, Inc.
2.000% 5/15/30	190,000	159,893
4.500% 4/15/33	420,000	409,081
5.050% 4/15/53	1,040,000	1,033,705
5.875% 2/15/53	735,000	816,385
		6,935,998
Insurance — 1.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% 4/15/28 (a)	295,000	292,563
Allianz SE 10 yr. EURIBOR ICE Swap + 3.200%
3.375% VRN EUR (a) (b) (e)	400,000	424,498
AmWINS Group, Inc.
4.875% 6/30/29 (a)	140,000	126,418
Aon Corp.
2.800% 5/15/30	145,000	125,500
Athene Global Funding
0.832% 1/08/27 EUR (a) (b)	165,000	153,993
Berkshire Hathaway Finance Corp.
1.500% 3/18/30 EUR (b)	167,000	156,709
2.500% 1/15/51	610,000	398,554

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.850% 10/15/50	$185,000	$128,737
3.850% 3/15/52	195,000	161,199
CNO Financial Group, Inc.
5.250% 5/30/25	217,000	213,145
Corebridge Financial, Inc.
3.900% 4/05/32	145,000	125,990
Credit Agricole Assurances SA 5 yr. EURIBOR ICE Swap + 2.650%
2.625% VRN 1/29/48 EUR (a) (b)	200,000	191,296
Equitable Holdings, Inc.
4.350% 4/20/28	1,150,000	1,076,223
Hannover Rueck SE
3 mo. EUR EURIBOR + 2.380% 1.125% VRN 10/09/39 EUR (a) (b)	200,000	171,500
3 mo. EUR EURIBOR + 3.000% 1.750% VRN 10/08/40 EUR (a) (b)	300,000	259,174
HUB International Ltd.
7.250% 6/15/30 (a)	285,000	294,291
Jackson Financial, Inc.
5.170% 6/08/27 (c)	400,000	380,925
Jones Deslauriers Insurance Management, Inc.
8.500% 3/15/30 (a)	140,000	142,829
Legal & General Group PLC 5 yr. U.K. Government Bond + 4.580%
5.375% VRN 10/27/45 GBP (a) (b)	185,000	222,773
Marsh & McLennan Cos., Inc.
2.250% 11/15/30	185,000	153,780
Metropolitan Life Global Funding I
5.000% 1/10/30 GBP (a) (b)	100,000	120,203
5.150% 3/28/33 (a)	240,000	237,360
		5,557,660
Internet — 0.3%
Gen Digital, Inc.
7.125% 9/30/30 (a) (c)	32,000	32,054
Match Group Holdings II LLC
5.000% 12/15/27 (a)	128,000	118,709
MercadoLibre, Inc.
3.125% 1/14/31	200,000	159,419
Meta Platforms, Inc.
5.600% 5/15/53	665,000	682,963
Netflix, Inc.
3.875% 11/15/29 EUR (a) (b)	325,000	345,178
4.625% 5/15/29 EUR (b)	100,000	110,313
Tencent Holdings Ltd.
3.240% 6/03/50 (a)	350,000	229,544
United Group BV
4.625% 8/15/28 EUR (a) (b)	100,000	87,623
		1,765,803
Investment Companies — 0.1%
JAB Holdings BV
2.000% 5/18/28 EUR (a) (b)	300,000	297,039
MDGH GMTN RSC Ltd.
4.375% 11/22/33 (a)	200,000	192,491
		489,530
Iron & Steel — 0.0%
ABJA Investment Co. Pte Ltd.
5.450% 1/24/28 (a)	200,000	196,529

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Leisure Time — 0.2%
Carnival Corp.
9.875% 8/01/27 (a)	$80,000	$83,331
10.500% 6/01/30 (a)	165,000	175,045
Deuce Finco PLC
5.500% 6/15/27 GBP (a) (b)	100,000	107,632
Harley-Davidson Financial Services, Inc.
5.125% 4/05/26 EUR (a) (b)	210,000	231,136
Life Time, Inc.
5.750% 1/15/26 (a)	125,000	121,817
Royal Caribbean Cruises Ltd.
11.625% 8/15/27 (a)	40,000	43,497
8.250% 1/15/29 (a)	120,000	125,982
		888,440
Lodging — 0.1%
Las Vegas Sands Corp.
3.500% 8/18/26	210,000	195,600
Marriott International, Inc.
4.900% 4/15/29	100,000	97,294
5.000% 10/15/27	335,000	332,368
		625,262
Machinery – Diversified — 0.0%
Highland Holdings Sarl
0.318% 12/15/26 EUR (b)	122,000	117,551
TK Elevator Midco GmbH
4.375% 7/15/27 EUR (a) (b)	100,000	97,393
		214,944
Media — 0.2%
Altice Financing SA
4.250% 8/15/29 EUR (a) (b)	100,000	83,510
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (a)	130,000	105,166
6.375% 9/01/29 (a)	75,000	70,662
7.375% 3/01/31 (a)	25,000	24,361
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250% 1/15/29	355,000	295,602
6.484% 10/23/45	105,000	98,712
Comcast Corp.
3.250% 11/01/39	295,000	234,001
DISH DBS Corp.
5.750% 12/01/28 (a)	65,000	48,346
DISH Network Corp.
11.750% 11/15/27 (a)	85,000	82,952
Sirius XM Radio, Inc.
4.000% 7/15/28 (a)	125,000	108,609
Univision Communications, Inc.
7.375% 6/30/30 (a) (c)	65,000	61,888
Ziggo BV
2.875% 1/15/30 EUR (a) (b)	100,000	87,705
		1,301,514

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mining — 0.0%
Anglo American Capital PLC
3.375% 3/11/29 GBP (a) (b)	$140,000	$150,218
Hudbay Minerals, Inc.
6.125% 4/01/29 (a) (c)	60,000	55,246
		205,464
Miscellaneous - Manufacturing — 0.0%
Siemens Financieringsmaatschappij NV
0.375% 9/06/23 EUR (a) (b)	107,000	116,042
Oil & Gas — 0.5%
BP Capital Markets PLC
2.213% 9/25/26 EUR (a) (b)	160,000	165,702
Chesapeake Energy Corp.
6.750% 4/15/29 (a) (c)	75,000	74,418
Eni SpA
3.250% 7/10/23 EUR (a) (b)	117,000	127,652
4.750% 9/12/28 (a)	475,000	463,751
Leviathan Bond Ltd.
6.500% 6/30/27 (a)	300,000	286,500
Occidental Petroleum Corp.
6.200% 3/15/40	95,000	93,631
6.450% 9/15/36	80,000	82,104
8.500% 7/15/27 (c)	115,000	124,224
8.875% 7/15/30	260,000	298,839
Petroleos Mexicanos
4.750% 2/26/29 EUR (a) (b)	365,000	311,660
Pioneer Natural Resources Co.
5.100% 3/29/26	145,000	144,130
Saudi Arabian Oil Co.
4.250% 4/16/39 (a)	200,000	175,858
Wintershall Dea Finance BV
0.452% 9/25/23 EUR (a) (b)	100,000	108,067
Woodside Finance Ltd.
3.700% 9/15/26 (a)	750,000	705,506
		3,162,042
Packaging & Containers — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.000% 9/01/29 EUR (a) (b)	180,000	145,855
Ball Corp.
6.000% 6/15/29	130,000	129,025
6.875% 3/15/28 (c)	140,000	142,781
Graphic Packaging International LLC
2.625% 2/01/29 EUR (a) (b)	100,000	95,614
Sealed Air Corp.
5.000% 4/15/29 (a)	75,000	69,783
Sealed Air Corp./Sealed Air Corp. U.S.
6.125% 2/01/28 (a)	20,000	19,852
Trivium Packaging Finance BV
3.750% 8/15/26 EUR (a) (b)	100,000	100,481
		703,391

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 1.2%
AbbVie, Inc.
2.625% 11/15/28 EUR (b)	$225,000	$230,801
4.050% 11/21/39	270,000	235,079
4.250% 11/21/49	325,000	280,517
4.700% 5/14/45	530,000	484,226
4.875% 11/14/48	980,000	926,123
Bayer Capital Corp. BV
1.250% 11/13/23 EUR (a) (b)	56,000	60,490
Becton Dickinson & Co.
2.823% 5/20/30	510,000	446,043
3.020% 5/24/25 GBP (b)	150,000	179,459
CVS Health Corp.
3.250% 8/15/29	135,000	121,234
5.050% 3/25/48	823,000	758,594
5.625% 2/21/53	430,000	427,476
5.875% 6/01/53	230,000	235,854
Gruenenthal GMBH
6.750% 5/15/30 EUR (a) (b)	100,000	111,455
Merck & Co., Inc.
5.000% 5/17/53	285,000	288,716
Pfizer Investment Enterprises Pte. Ltd.
4.750% 5/19/33	280,000	278,945
5.300% 5/19/53	275,000	285,912
Sanofi
2.500% 11/14/23 EUR (a) (b)	100,000	108,541
Teva Pharmaceutical Finance Netherlands III BV
7.875% 9/15/29	200,000	206,106
Upjohn Finance BV
1.908% 6/23/32 EUR (a) (b)	145,000	121,355
Utah Acquisition Sub, Inc.
3.125% 11/22/28 EUR (a) (b)	155,000	155,959
3.950% 6/15/26	1,030,000	978,280
		6,921,165
Pipelines — 0.8%
Boardwalk Pipelines LP
3.400% 2/15/31	890,000	764,494
Cheniere Corpus Christi Holdings LLC
5.125% 6/30/27	140,000	137,628
Energy Transfer LP
2.900% 5/15/25	185,000	175,284
Enterprise Products Operating LLC
3.200% 2/15/52	260,000	182,614
Kinetik Holdings LP
5.875% 6/15/30 (a) (c)	90,000	85,544
NuStar Logistics LP
5.750% 10/01/25	80,000	77,996
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
7.500% 10/01/25 (a)	110,000	109,789
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% 1/15/32	125,000	108,054
4.875% 2/01/31	25,000	23,104
5.500% 3/01/30	150,000	144,356
6.875% 1/15/29	345,000	351,893
Transcanada Trust 3 mo. CAD CDOR + 3.080%
4.650% VRN 5/18/77 CAD (b)	650,000	436,102

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Transcontinental Gas Pipe Line Co. LLC
4.600% 3/15/48	$110,000	$93,499
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (a)	55,000	48,047
3.875% 11/01/33 (a)	80,000	65,511
4.125% 8/15/31 (a)	65,000	55,898
6.250% 1/15/30 (a)	115,000	114,073
Venture Global LNG, Inc.
8.125% 6/01/28 (a)	205,000	208,205
8.375% 6/01/31 (a)	550,000	554,492
Williams Cos., Inc.
3.750% 6/15/27	1,170,000	1,104,127
		4,840,710
Real Estate — 0.2%
Akelius Residential Property AB
1.750% 2/07/25 EUR (a) (b)	170,000	173,133
Blackstone Property Partners Europe Holdings Sarl
0.500% 9/12/23 EUR (a) (b)	100,000	107,865
1.750% 3/12/29 EUR (a) (b)	280,000	226,624
CBRE Services, Inc.
5.950% 8/15/34	420,000	414,718
Howard Hughes Corp.
5.375% 8/01/28 (a)	40,000	35,603
Logicor Financing Sarl
1.500% 7/13/26 EUR (a) (b)	167,000	157,079
Vonovia Finance BV
2.250% 12/15/23 EUR (a) (b)	100,000	107,791
		1,222,813
Real Estate Investment Trusts (REITS) — 1.4%
Brixmor Operating Partnership LP
4.050% 7/01/30	585,000	527,299
4.125% 6/15/26	2,000,000	1,868,059
4.125% 5/15/29	160,000	142,719
Crown Castle, Inc.
2.250% 1/15/31	715,000	582,754
Essex Portfolio LP
4.000% 3/01/29	760,000	701,317
GLP Capital LP/GLP Financing II, Inc.
3.350% 9/01/24	125,000	120,658
Healthcare Realty Holdings LP
2.050% 3/15/31	230,000	172,387
3.625% 1/15/28	850,000	752,082
Inmobiliaria Colonial Socimi SA
1.625% 11/28/25 EUR (a) (b)	200,000	204,667
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
5.750% 2/01/27	55,000	54,175
Prologis LP
2.250% 6/30/29 GBP (b)	150,000	152,529
Realty Income Corp.
3.950% 8/15/27	650,000	617,329
Regency Centers LP
3.600% 2/01/27	305,000	286,682
4.125% 3/15/28	815,000	761,172
SBA Tower Trust

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1.840% 4/15/27 (a)	$635,000	$546,183
2.593% 10/15/56 (a)	515,000	407,917
		7,897,929
Retail — 0.3%
Bath & Body Works, Inc.
6.625% 10/01/30 (a) (c)	90,000	86,885
Lowe's Cos., Inc.
4.250% 4/01/52	265,000	216,208
5.625% 4/15/53 (c)	195,000	194,883
5.750% 7/01/53	150,000	152,843
Next Group PLC
3.625% 5/18/28 GBP (a) (b)	250,000	278,803
Ross Stores, Inc.
1.875% 4/15/31	535,000	422,139
Yum! Brands, Inc.
5.375% 4/01/32	140,000	133,065
		1,484,826
Savings & Loans — 0.1%
Nationwide Building Society
3 mo. EUR EURIBOR + .930% 1.500% VRN 3/08/26 EUR (a) (b)	140,000	144,299
5 yr. EUR Swap + 1.500% 2.000% VRN 7/25/29 EUR (a) (b)	150,000	156,458
		300,757
Semiconductors — 0.1%
Entegris Escrow Corp.
5.950% 6/15/30 (a)	55,000	52,725
Micron Technology, Inc.
5.875% 9/15/33	330,000	327,008
6.750% 11/01/29	210,000	218,293
		598,026
Software — 0.2%
Central Parent, Inc./CDK Global, Inc.
7.250% 6/15/29 (a) (c)	119,000	117,666
Fiserv, Inc.
1.625% 7/01/30 EUR (b)	100,000	92,733
3.000% 7/01/31 GBP (b)	250,000	253,820
4.500% 5/24/31 EUR (b)	200,000	219,028
Oracle Corp.
5.550% 2/06/53	400,000	387,337
Workday, Inc.
3.700% 4/01/29 (c)	110,000	102,009
		1,172,593
Telecommunications — 1.1%
Altice France SA
3.375% 1/15/28 EUR (a) (b)	135,000	107,169
5.500% 1/15/28 (a)	290,000	218,981
America Movil SAB de CV
5.750% 6/28/30 GBP (b)	190,000	237,941
AT&T, Inc.
3.500% 9/15/53	1,120,000	792,866

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Chorus Ltd.
3.625% 9/07/29 EUR (b)	$215,000	$228,260
CK Hutchison Group Telecom Finance SA
0.375% 10/17/23 EUR (a) (b)	109,000	117,644
NBN Co. Ltd.
4.125% 3/15/29 EUR (a) (b)	355,000	388,244
Orange SA
0.750% 9/11/23 EUR (a) (b)	100,000	108,458
PLT VII Finance Sarl
4.625% 1/05/26 EUR (a) (b)	100,000	105,819
Rogers Communications, Inc.
3.200% 3/15/27 (a)	185,000	171,994
3.800% 3/15/32 (a)	295,000	257,866
4.350% 5/01/49	40,000	31,592
4.550% 3/15/52 (a)	1,015,000	816,286
Sprint Capital Corp.
6.875% 11/15/28	60,000	63,600
T-Mobile USA, Inc.
5.750% 1/15/54	465,000	480,222
TDC Net AS
5.618% 2/06/30 EUR (a) (b)	370,000	395,389
Tele2 AB
0.750% 3/23/31 EUR (a) (b)	230,000	195,861
Telstra Corp. Ltd.
1.000% 4/23/30 EUR (a) (b)	260,000	238,575
Verizon Communications, Inc.
2.550% 3/21/31	370,000	308,925
2.625% 12/01/31 EUR (b)	235,000	230,310
2.650% 11/20/40	530,000	368,666
3.550% 3/22/51	535,000	399,082
Vmed O2 U.K. Financing I PLC
4.500% 7/15/31 GBP (a) (b)	150,000	144,039
4.500% 7/15/31 GBP (a) (b)	155,000	148,840
Vodafone Group PLC
1.750% 8/25/23 EUR (a) (b)	113,000	122,907
		6,679,536
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
3.550% 11/19/26	245,000	227,617
Transportation — 0.1%
Brambles Finance PLC
4.250% 3/22/31 EUR (a) (b)	280,000	306,252
Deutsche Post AG
2.750% 10/09/23 EUR (a) (b)	62,000	67,446
InPost SA
2.250% 7/15/27 EUR (a) (b)	100,000	94,234
		467,932
Water — 0.1%
Severn Trent Utilities Finance PLC
4.625% 11/30/34 GBP (a) (b)	160,000	180,520
Veolia Environnement SA
0.314% 10/04/23 EUR (a) (b)	100,000	108,155

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1.940% 1/07/30 EUR (a) (b)	$200,000	$195,680
		484,355

TOTAL CORPORATE DEBT (Cost $146,917,383)		134,582,125

MUNICIPAL OBLIGATIONS — 0.1%
Commonwealth of Puerto Rico, General Obligation
11/01/43	698,226	351,731

TOTAL MUNICIPAL OBLIGATIONS (Cost $383,503)		351,731

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.2%
Automobile Asset-Backed Securities — 1.4%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D, 1.490% 9/18/26	275,000	254,411
Series 2023-1, Class C, 5.800% 12/18/28	400,000	395,595
CarMax Auto Owner Trust, Series 2022-1, Class D
2.470% 7/17/28	280,000	250,563
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	235,000	218,141
Series 2021-3A, Class D, 1.550% 6/15/27	195,000	178,773
Series 2022-1A, Class D, 3.020% 6/15/28	995,000	918,873
Series 2022-2A, Class C, 3.850% 7/17/28	820,000	793,657
Series 2022-3A, Class C, 5.300% 9/15/27	520,000	510,087
Series 2023-1A, Class D, 6.690% 6/15/29	85,000	83,223
Ford Credit Auto Lease Trust, Series 2023-A, Class C
5.540% 12/15/26	850,000	821,942
Ford Credit Auto Owner Trust
Series 2023-1, Class A, 4.850% 8/15/35 (a)	895,000	876,297
Series 2022-C, Class C, 5.220% 3/15/30	200,000	193,918
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class C
1.310% 10/15/25 (a)	290,000	285,222
Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B
1.833% 12/15/31 (a)	89,425	85,993
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D
1.570% 1/15/27 (a)	735,000	672,732
Santander Drive Auto Receivables Trust
Series 2021-4, Class D, 1.670% 10/15/27	310,000	286,120
Series 2022-6, Class B, 4.720% 6/15/27	850,000	833,066
Santander Retail Auto Lease Trust, Series 2021-A, Class D
1.380% 3/22/27 (a)	715,000	682,782
		8,341,395
Commercial Mortgage-Backed Securities — 1.5%
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 1 mo. USD LIBOR + 1.250%
6.443% FRN 9/15/32 (a)	235,000	232,080
Aventura Mall Trust, Series 2018-AVM, Class A,
4.249% VRN 7/05/40 (a) (f)	380,000	343,012
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class D, 1 mo. USD Term SOFR + 2.274%
7.422% FRN 11/15/34 (a)	245,000	138,091
BX Commercial Mortgage Trust
Series 2021-ARIA, Class B, 1 mo. USD LIBOR + 1.297% 6.490% FRN 10/15/36 (a)	475,000	457,199

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2022-CSMO, Class B, 1 mo. USD Term SOFR + 3.141% 8.288% FRN 6/15/27 (a)	$465,000	$462,676
BXSC Commercial Mortgage Trust, Series 2018, Class B, 1 mo. USD Term SOFR + 2.092%
7.239% FRN 3/15/35 (a)	920,000	905,630
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class B
3.267% 11/15/52	295,000	231,052
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, 3.635% VRN 5/10/35 (a) (f)	390,000	340,621
Series 2013-375P, Class D, 3.635% VRN 5/10/35 (a) (f)	315,000	270,295
COMM Mortgage Trust, Series 2015-LC23, Class AM,
4.158% VRN 10/10/48 (f)	1,650,000	1,485,025
Credit Suisse Mortgage Trust
Series 2020-NET, Class A, 2.257% 8/15/37 (a)	298,082	264,411
Series 2020-NET, Class C, 3.526% 8/15/37 (a)	480,000	417,680
DC Office Trust, Series 2019-MTC, Class D,
3.174% VRN 9/15/45 (a) (f)	520,000	347,052
Great Wolf Trust
Series 2019-WOLF, Class A, 1 mo. USD Term SOFR + 1.148% 6.296% FRN 12/15/36 (a)	710,000	701,586
Series 2019-WOLF, Class C, 1 mo. USD Term SOFR + 1.747% 6.895% FRN 12/15/36 (a)	435,000	426,860
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.248% 7/05/33 (a)	115,000	103,623
VNDO Trust, Series 2016-350P,
4.033% VRN 1/10/35 (a) (f)	215,000	186,770
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B, 4.025% 9/15/50	1,010,000	858,972
Series 2021-SAVE, Class C, 1 mo. USD LIBOR + 1.800% 6.993% FRN 2/15/40 (a)	368,154	331,604
		8,504,239
Other Asset-Backed Securities — 2.1%
522 Funding CLO Ltd., Series 2019-5A, Class BR, 3 mo. USD Term SOFR + 1.850%
6.836% FRN 4/15/35 (a)	465,000	437,815
AGL CLO Ltd., Series 2022-17A, Class A, 3 mo. USD Term SOFR + 1.330%
6.386% FRN 1/21/35 (a)	630,000	616,570
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class C
2.370% 4/20/28 (a)	175,000	157,715
Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2
7.824% 3/05/53 (a)	270,000	266,072
Carlyle U.S. CLO Ltd., Series 2019-4A, Class A11R, 3 mo. USD Term SOFR + 1.320%
6.306% FRN 4/15/35 (a)	865,000	844,264
CIFC Funding Ltd.
Series 2021-3A, Class A, 3 mo. USD LIBOR + 1.140% 6.400% FRN 7/15/36 (a)	585,000	575,745
Series 2020-1A, Class A1R, 3 mo. USD LIBOR + 1.150% 6.410% FRN 7/15/36 (a)	925,000	905,117
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2
4.940% 1/25/52 CAD (a) (b)	275,000	187,903
Driven Brands Funding LLC
Series 2020-2A, Class A2, 3.237% 1/20/51 (a)	552,288	474,734
Series 2020-1A, Class A2, 3.786% 7/20/50 (a)	267,438	236,170
Dryden CLO Ltd., Series 2020-86A, Class A1R, 3 mo. USD LIBOR + 1.100%
6.360% FRN 7/17/34 (a)	600,000	589,559

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hardee's Funding LLC
Series 2021-1A, Class A2, 2.865% 6/20/51 (a)	$294,000	$231,990
Series 2018-1A, Class AII, 4.959% 6/20/48 (a)	309,563	288,405
HPEFS Equipment Trust
Series 2022-1A, Class C, 1.960% 5/21/29 (a)	129,000	121,570
Series 2022-1A, Class D, 2.400% 11/20/29 (a)	350,000	322,420
Series 2022-3A, Class C, 6.130% 8/20/29 (a)	615,000	610,307
HPS Loan Management Ltd.
Series 2021-16A, Class A1, 3 mo. USD LIBOR + 1.140% 6.413% FRN 1/23/35 (a)	290,000	283,552
Series 11A-17, Class BR, 3 mo. USD LIBOR + 1.550% 6.874% FRN 5/06/30 (a)	265,000	259,356
Kubota Credit Owner Trust, Series 2023-1A, Class A4
5.070% 2/15/29 (a)	110,000	107,047
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 3 mo. USD Term SOFR + 1.290%
6.276% FRN 10/15/32 (a)	465,000	458,232
MVW Owner Trust, Series 2023-1A, Class A
4.930% 10/20/40 (a)	598,828	587,162
Neuberger Berman Loan Advisers CLO Ltd.
Series 2019-32A, Class AR, 3 mo. USD LIBOR + .990% 6.255% FRN 1/20/32 (a)	1,445,000	1,429,553
Series 2021-43A, Class A, 3 mo. USD LIBOR + 1.130% 6.390% FRN 7/17/35 (a)	685,000	674,280
Octane Receivables Trust, Series 2023-1A, Class A
5.870% 5/21/29 (a)	138,425	137,681
OZLM Ltd., Series 2014-7RA, Class A1R, 3 mo. USD LIBOR + 1.010%
6.270% FRN 7/17/29 (a)	178,958	178,088
Palmer Square CLO Ltd., Series 2022-1A, Class A, 3 mo. USD Term SOFR + 1.320%
6.369% FRN 4/20/35 (a)	480,000	467,830
Symphony CLO XXXI Ltd., Series 2022-31A, Class B, 3 mo. USD Term SOFR + 1.850%
6.921% FRN 4/22/35 (a)	410,000	395,396
Verizon Master Trust, Series 2023-1, Class C
4.980% 1/22/29	250,000	243,627
Wellfleet CLO Ltd., Series 2017-2A, Class A1R, 3 mo. USD LIBOR + 1.060%
6.310% FRN 10/20/29 (a)	367,818	365,192
		12,453,352
Student Loans Asset-Backed Securities — 0.3%
Navient Private Education Refi Loan Trust, Series 2020-CA, Class B
2.830% 11/15/68 (a)	470,000	371,868
SMB Private Education Loan Trust
Series 2020-BA, Class A1A, 1.290% 7/15/53 (a)	168,755	150,199
Series 2021-A, Class B, 2.310% 1/15/53 (a)	570,000	512,598
Series 2018-A, Class A2A, 3.500% 2/15/36 (a)	553,037	530,736
		1,565,401
Whole Loan Collateral Collateralized Mortgage Obligations — 0.7%
Angel Oak Mortgage Trust
Series 2020-5, Class A3, 2.041% VRN 5/25/65 (a) (f)	58,655	53,192
Series 2022-1, Class A1, 2.881% STEP 12/25/66 (a)	298,149	261,722
Series 2020-5, Class M1, 2.970% VRN 5/25/65 (a) (f)	275,000	223,075
BINOM Securitization Trust, Series 2021-INV1, Class A1,
2.034% VRN 6/25/56 (a) (f)	281,361	239,161

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CIM Trust, Series 2021-INV1, Class A29,
2.500% VRN 7/01/51 (a) (f)	$586,293	$454,079
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
3.000% VRN 11/27/51 (a) (f)	216,774	176,611
COLT Mortgage Loan Trust, Series 2020-3, Class A1,
1.506% VRN 4/27/65 (a) (f)	40,930	37,724
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, 4.000% VRN 9/25/48 (a) (f)	14,402	13,592
Series 2020-1INV, Class A11, 1 mo. USD LIBOR + .850% 5.988% FRN 3/25/50 (a)	83,809	77,893
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
3.500% VRN 11/25/57 (a) (f)	20,306	18,035
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class A14,
2.927% VRN 10/25/50 (a) (f)	238,826	199,666
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
1.073% VRN 9/25/56 (a) (f)	205,994	163,942
JP Morgan Mortgage Trust
Series 2020-LTV1, Class B1, 3.286% VRN 6/25/50 (a) (f)	352,932	285,938
Series 2019-INV3, Class A3, 3.500% VRN 5/25/50 (a) (f)	109,927	98,453
Series 2020-LTV1, Class A3, 3.500% VRN 6/25/50 (a) (f)	24,870	23,625
Series 2020-INV1, Class A3, 3.500% VRN 8/25/50 (a) (f)	94,688	83,320
Series 2020-5, Class B2, 3.578% VRN 12/25/50 (a) (f)	332,133	278,899
Series 2020-INV1, Class A11, 1 mo. USD LIBOR + .830% 5.968% FRN 8/25/50 (a)	59,969	56,492
Onslow Bay Financial LLC
Series 2020-EXP1, Class 1A8, 3.500% VRN 2/25/60 (a) (f)	250,821	218,984
Series 2019-INV2, Class A25, 4.000% VRN 5/27/49 (a) (f)	103,077	94,408
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (a) (f)	42,931	38,979
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (a) (f)	53,367	49,559
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (a) (f)	8,466	8,108
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (a) (f)	2,145	2,123
SG Residential Mortgage Trust, Series 2019-3, Class A1,
2.703% VRN 9/25/59 (a) (f)	11,794	11,357
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 1 mo. USD LIBOR + 1.000%
6.150% FRN 10/25/59 (a)	105,540	104,549
Verus Securitization Trust
Series 2021-5, Class A2, 1.218% VRN 9/25/66 (a) (f)	278,044	222,759
Series 2019-4, Class A1, 2.642% STEP 11/25/59 (a)	107,835	102,241
Series 2022-1, Class A1, 2.724% STEP 1/25/67 (a)	730,906	646,966
Series 2020-INV1, Class A3, 3.889% VRN 3/25/60 (a) (f)	100,000	94,879
		4,340,331
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.2%
Bayview MSR Opportunity Master Fund Trust, Series 2021-4, Class A20,
2.500% VRN 10/25/51 (a) (f)	416,102	323,958
GS Mortgage-Backed Securities Trust
Series 2021-GR1, Class A4, 2.500% VRN 11/25/51 (a) (f)	441,101	343,421
Series 2021-GR2, Class A4, 2.500% VRN 2/25/52 (a) (f)	453,490	353,067
JP Morgan Mortgage Trust
Series 2019-INV3, Class A15, 3.500% VRN 5/25/50 (a) (f)	94,633	84,512
Series 2020-LTV1, Class A15, 3.500% VRN 6/25/50 (a) (f)	10,631	10,082
Sequoia Mortgage Trust
Series 2018-CH1, Class A19, 4.000% VRN 3/25/48 (a) (f)	68,310	62,393

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-CH2, Class A21, 4.000% VRN 6/25/48 (a) (f)	$21,912	$19,959
		1,197,392

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $39,626,571)		36,402,110

SOVEREIGN DEBT OBLIGATIONS — 18.3%
Albania Government International Bonds
3.500% 10/09/25 EUR (a) (b)	160,000	166,742
3.500% 6/16/27 EUR (a) (b)	105,000	105,410
3.500% 11/23/31 EUR (a) (b)	490,000	443,406
5.900% 6/09/28 EUR (a) (b)	410,000	437,102
Australia Government International Bonds
3.000% 3/21/47 AUD (a) (b)	738,000	393,471
4.500% 4/21/33 AUD (a) (b)	3,453,000	2,386,367
Austria Government Bonds
0.750% 3/20/51 EUR (a) (b)	1,074,000	678,746
Brazil Notas do Tesouro Nacional Serie B
6.000% 5/15/25 BRL (b)	270,000	232,584
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/27 BRL (b)	2,855,000	564,024
10.000% 1/01/31 BRL (b)	6,752,000	1,302,611
Bulgaria Government International Bonds
4.500% 1/27/33 EUR (a) (b)	230,000	248,184
4.500% 1/27/33 EUR (a) (b)	485,000	523,345
Bundesrepublik Deutschland Bundesanleihe
8/15/52EUR (a) (b)	710,210	396,416
Canadian Government International Bonds
1.250% 3/01/27 CAD (b)	8,176,000	5,624,607
4.000% 12/01/31 CAD (b)	1,750,445	1,577,165
Chile Government International Bonds
4.125% 7/05/34 EUR (b) (d)	170,000	183,881
Colombia TES
6.000% 4/28/28 COP (b)	1,597,700,000	328,246
7.000% 3/26/31 COP (b)	2,550,000,000	515,199
13.250% 2/09/33 COP (b)	50,100,000	14,083
Cyprus Government International Bonds
0.950% 1/20/32 EUR (a) (b)	610,000	532,639
2.750% 2/26/34 EUR (a) (b)	93,000	90,538
2.750% 5/03/49 EUR (a) (b)	99,000	88,557
3.750% 7/26/23 EUR (a) (b)	120,000	130,683
3.750% 7/26/23 EUR (a) (b)	100,000	108,903
Czech Republic Government Bonds
1.500% 4/24/40 CZK (b)	10,300,000	307,312
1.950% 7/30/37 CZK (b)	7,880,000	271,822
2.750% 7/23/29 CZK (b)	34,640,000	1,439,048
Deutsche Bundesrepublik Inflation-Linked Bonds
0.100% 4/15/26 EUR (a) (b)	2,410,349	2,569,243
0.500% 4/15/30 EUR (a) (b)	2,034,182	2,259,033
French Republic Government Bonds OAT
0.000% 5/25/32 EUR (a) (b)	2,662,000	2,257,649
1.250% 5/25/36 EUR (a) (b)	1,713,000	1,508,955
Hellenic Republic Government Bonds
0.750% 6/18/31 EUR (a) (b)	585,000	510,746
Hungary Government International Bonds
2.250% 4/20/33 HUF (b)	666,170,000	1,335,110
4.750% 11/24/32 HUF (b)	53,110,000	131,659
5.000% 2/22/27 EUR (a) (b)	247,000	270,822

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Iceland Government International Bonds
4/15/28EUR (a) (b)	$346,000	$315,830
India Government International Bonds
7.260% 8/22/32 INR (b)	94,100,000	1,155,370
Indonesia Government International Bonds
3.750% 6/14/28 EUR (a) (b)	1,280,000	1,384,026
Indonesia Treasury Bonds
6.375% 8/15/28 IDR (b)	11,696,000,000	795,071
6.375% 4/15/32 IDR (b)	8,575,000,000	573,567
6.500% 2/15/31 IDR (b)	20,656,000,000	1,388,149
Ireland Government International Bonds
1.500% 5/15/50 EUR (a) (b)	73,000	55,752
2.000% 2/18/45 EUR (a) (b)	191,000	169,690
Israel Government International Bonds
1.500% 1/18/27 EUR (a) (b)	530,000	532,318
1.750% 8/31/25 ILS (b)	4,274,000	1,109,809
3.750% 3/31/47 ILS (b)	13,054,000	3,387,264
5.500% 1/31/42 ILS (b)	3,138,000	1,029,273
Italy Buoni Poliennali Del Tesoro
2.800% 3/01/67 EUR (a) (b)	1,022,000	796,319
3.400% 4/01/28 EUR (a) (b)	859,000	924,246
4.400% 5/01/33 EUR (a) (b)	3,843,000	4,337,185
Ivory Coast Government International Bonds
5.875% 10/17/31 EUR (a) (b)	465,000	423,686
Japan Government Ten Year Bonds
0.400% 3/20/25 JPY (b)	336,200,000	2,349,194
Japan Government Thirty Year Bonds
0.700% 12/20/51 JPY (b)	20,300,000	122,287
1.000% 3/20/52 JPY (b)	329,400,000	2,144,644
1.300% 6/20/52 JPY (b)	221,250,000	1,549,984
1.400% 9/20/52 JPY (b)	234,950,000	1,686,716
1.700% 9/20/44 JPY (b)	245,550,000	1,912,583
Japanese Government CPI-Linked Bond
0.005% 3/10/31 JPY (b)	195,680,316	1,456,465
0.100% 3/10/24 JPY (b)	111,901,600	790,240
0.100% 9/10/24 JPY (b)	294,705,400	2,098,547
0.100% 3/10/25 JPY (b)	264,791,300	1,893,791
Latvia Government International Bonds
0.375% 10/07/26 EUR (a) (b)	2,114,000	2,068,229
Malaysia Government International Bonds
4.065% 6/15/50 MYR (b)	2,120,000	442,104
4.642% 11/07/33 MYR (b)	1,255,000	285,506
4.736% 3/15/46 MYR (b)	5,640,000	1,299,439
4.921% 7/06/48 MYR (b)	6,150,000	1,462,647
4.935% 9/30/43 MYR (b)	325,000	77,017
Mexican Bonos
7.500% 5/26/33 MXN (b)	23,866,000	1,283,636
8.500% 5/31/29 MXN (b)	4,567,000	264,161
8.500% 11/18/38 MXN (b)	18,900,000	1,075,435
New South Wales Treasury Corp.
4.000% 5/20/26 AUD (a) (b)	860,000	567,546
4.000% 5/20/26 AUD (a) (b)	680,000	448,758
New Zealand Government International Bonds
3.500% 4/14/33 NZD (a) (b)	2,211,000	1,236,901
North Macedonia Government International Bonds
6.960% 3/13/27 EUR (a) (b)	150,000	166,826
Norway Government International Bonds
3.000% 3/14/24 NOK (a) (b)	2,700,000	249,700

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Philippines Government International Bonds
0.250% 4/28/25 EUR (b)	$125,000	$126,852
Province of Ontario Canada
3.500% 6/02/43 CAD (b)	76,000	52,414
3.500% 6/02/43 CAD (b)	62,000	42,759
Romania Government International Bonds
2.125% 3/07/28 EUR (a) (b)	430,000	406,501
2.875% 10/28/24 EUR (a) (b)	100,000	107,250
2.875% 5/26/28 EUR (a) (b)	560,000	547,238
3.624% 5/26/30 EUR (a) (b)	509,000	485,971
4.750% 10/11/34 RON (b)	5,975,000	1,098,984
Senegal Government International Bonds
1.000% 9/23/28 EUR (a) (b)	850,000	716,509
1.500% 6/26/29 EUR (a) (b)	282,000	237,477
1.650% 3/03/33 EUR (a) (b)	435,000	315,904
2.050% 9/23/36 EUR (a) (b)	280,000	186,896
2.050% 9/23/36 EUR (a) (b)	375,000	250,308
4.750% 3/13/28 EUR (a) (b)	180,000	168,723
5.375% 6/08/37 EUR (a) (b)	255,000	185,319
Serbia Treasury Bonds
4.500% 8/20/32 RSD (b)	22,500,000	183,979
Singapore Government International Bonds
0.500% 11/01/25 SGD (b)	1,350,000	931,544
1.625% 7/01/31 SGD (b)	1,248,000	828,216
2.375% 6/01/25 SGD (b)	480,000	347,017
2.875% 7/01/29 SGD (b)	4,270,000	3,114,726
Slovenia Government International Bonds
0.000% 2/12/31 EUR (a) (b)	155,000	132,087
1.500% 3/25/35 EUR (a) (b)	243,000	212,853
1.750% 11/03/40 EUR (a) (b)	450,000	371,704
2.250% 3/03/32 EUR (a) (b)	170,000	171,248
3.125% 8/07/45 EUR (a) (b)	1,035,000	1,048,212
South Africa Government International Bonds
7.000% 2/28/31 ZAR (b)	24,785,000	1,053,358
10.500% 12/21/26 ZAR (b)	12,923,000	712,675
Spain Government International Bonds
1/31/28EUR (a) (b)	1,726,000	1,626,062
Sweden Government International Bonds
2.250% 6/01/32 SEK (a) (b)	33,150,000	2,999,109
Thailand Government International Bonds
2.000% 12/17/31 THB (b)	84,934,000	2,311,798
3.650% 6/20/31 THB (b)	19,528,000	596,850
U.K. Inflation-Linked Gilts
0.125% 3/22/26 GBP (a) (b)	861,399	1,055,687
0.125% 8/10/28 GBP (a) (b)	2,852,990	3,483,897
0.625% 6/07/25 GBP (a) (b)	1,393,000	1,620,150
0.625% 10/22/50 GBP (a) (b)	578,000	297,780
1.500% 7/22/26 GBP (a) (b)	3,289,000	3,762,560
4.250% 12/07/46 GBP (a) (b)	209,000	255,683
		107,363,114

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $117,724,344)		107,290,519

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities (g) — 26.4%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4977, Class IO 4.500% 5/25/50	$241,254	$45,235
Government National Mortgage Association Series 2022-63, Class LM 3.500% 10/20/50	260,000	222,010
		267,245
Pass-Through Securities — 26.0%
Federal Home Loan Mortgage Corp.
Pool #SB8147 1.500% 4/01/37	321,555	277,295
Pool #RB5148 2.000% 3/01/42	841,444	710,680
Pool #RA3046 2.000% 7/01/50	25,989	21,390
Pool #SD8128 2.000% 2/01/51 (d)	1,571,891	1,286,842
Pool #SD8140 2.000% 4/01/51	329,504	269,751
Pool #RA5258 2.000% 5/01/51	834,368	681,237
Pool #SD8146 2.000% 5/01/51	513,011	419,018
Pool #QC2565 2.000% 6/01/51	30,956	25,285
Pool #RA6505 2.000% 12/01/51	1,428,327	1,169,312
Pool #QD9658 2.000% 2/01/52	33,452	27,271
Pool #SD1217 2.000% 3/01/52	236,583	194,494
Pool #SD8199 2.000% 3/01/52	223,569	182,398
Pool #SD8204 2.000% 4/01/52	217,915	177,785
Pool #RA7324 2.000% 5/01/52	143,198	117,543
Pool #RB5149 2.500% 3/01/42	655,056	574,409
Pool #SD8089 2.500% 7/01/50	145,000	123,478
Pool #SD8099 2.500% 10/01/50	152,351	129,666
Pool #SD7535 2.500% 2/01/51	1,233,983	1,061,045
Pool #QC1292 2.500% 5/01/51	19,429	16,475
Pool #QC3425 2.500% 6/01/51	220,339	186,774
Pool #QC2902 2.500% 6/01/51	37,857	32,551
Pool #QC5575 2.500% 8/01/51	76,584	64,918
Pool #RA6623 2.500% 1/01/52	1,075,412	918,311
Pool #SD8200 2.500% 3/01/52	669,427	568,078
Pool #SD8212 2.500% 5/01/52	2,731,078	2,315,682
Pool #ZS7930 3.000% 1/01/33	372,734	353,054
Pool #RB5162 3.000% 6/01/42	115,905	104,264
Pool #RB5166 3.000% 7/01/42	65,073	58,538
Pool #RB5173 3.000% 8/01/42	55,402	49,838
Pool #SD1497 3.000% 4/01/43	301,951	274,058
Pool #ZS4693 3.000% 12/01/46	68,888	61,603
Pool #G08756 3.000% 4/01/47	29,306	26,238
Pool #SD0080 3.000% 9/01/49	131,209	117,704
Pool #SD7531 3.000% 12/01/50	155,106	138,365
Pool #RA6348 3.000% 11/01/51	427,130	376,890
Pool #QD8560 3.000% 3/01/52	384,989	338,894
Pool #SD8220 3.000% 6/01/52	638,024	561,833
Pool #QE4043 3.000% 6/01/52	458,709	403,787
Pool #SD7555 3.000% 8/01/52	900,138	800,733
Pool #SB0015 3.500% 6/01/33	133,788	127,865
Pool #U90690 3.500% 6/01/42	46,524	42,985
Pool #U99051 3.500% 6/01/43	46,629	43,080
Pool #ZM3532 3.500% 6/01/47	177,566	164,010
Pool #ZT0179 3.500% 11/01/47	283,188	263,338
Pool #RA1202 3.500% 8/01/49	108,474	100,303
Pool #SD0212 3.500% 12/01/49	149,327	137,985

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #SD1361 3.500% 2/01/50	$803,471	$747,403
Pool #SD0617 3.500% 11/01/50	101,170	93,423
Pool #SB8171 4.000% 6/01/37	62,432	60,366
Pool #SB0727 4.000% 8/01/37	220,281	213,335
Pool #RA1906 4.000% 12/01/49	193,107	184,001
Pool #SD8039 4.000% 1/01/50	230,404	218,099
Pool #SD1035 4.000% 5/01/52	217,836	204,654
Pool #SD0422 4.500% 7/01/45	114,001	111,880
Pool #RA2607 4.500% 5/01/50	47,163	45,846
Pool #ZS3941 5.000% 12/01/41	35,147	35,305
Pool #QF0658 5.000% 8/01/52	758,293	746,080
Pool #QF1305 5.000% 10/01/52	69,352	68,018
Federal National Mortgage Association
Pool #MA4581 1.500% 4/01/37	660,248	569,989
Pool #MA4601 1.500% 5/01/37	552,693	476,619
Pool #FS2037 1.500% 5/01/37	775,956	669,151
Pool #MA4519 1.500% 1/01/42	579,272	473,323
Pool #MA4582 2.000% 4/01/37	278,027	246,329
Pool #MA4602 2.000% 5/01/37	1,413,933	1,252,728
Pool #MA4586 2.000% 4/01/42	987,640	834,157
Pool #FS2763 2.000% 8/01/42	47,998	40,539
Pool #CA6587 2.000% 8/01/50	112,902	92,922
Pool #MA4158 2.000% 10/01/50	268,096	219,814
Pool #MA4237 2.000% 1/01/51 (d)	2,882,081	2,359,440
Pool #MA4255 2.000% 2/01/51 (d)	1,678,622	1,374,218
Pool #MA4281 2.000% 3/01/51 (d)	1,825,000	1,494,051
Pool #MA4325 2.000% 5/01/51	3,356,786	2,741,767
Pool #CB2357 2.000% 12/01/51	1,175,469	962,307
Pool #CB2766 2.000% 2/01/52	358,199	293,019
Pool #CB2848 2.000% 2/01/52	578,174	472,966
Pool #FS0733 2.000% 2/01/52	516,825	424,556
Pool #MA4547 2.000% 2/01/52	580,369	473,673
Pool #FS1618 2.000% 3/01/52	266,642	218,872
Pool #MA4562 2.000% 3/01/52	5,617,079	4,582,671
Pool #FS1571 2.000% 4/01/52	25,385	20,710
Pool #MA4577 2.000% 4/01/52	619,293	505,248
Pool #MA4622 2.000% 6/01/52	687,107	560,359
Pool #BM3859 2.500% 8/01/31	86,494	80,658
Pool #BC9043 2.500% 11/01/31	262,842	244,944
Pool #BM1890 2.500% 1/01/32	61,775	57,645
Pool #CB3210 2.500% 3/01/37	1,584,062	1,442,040
Pool #MA4628 2.500% 6/01/37	489,163	445,612
Pool #MA4665 2.500% 7/01/37	405,082	368,764
Pool #CB4726 2.500% 9/01/37	128,004	116,728
Pool #MA4326 2.500% 5/01/51	903,453	767,521
Pool #CB0414 2.500% 5/01/51	85,056	72,258
Pool #BT1265 2.500% 6/01/51	332,320	281,696
Pool #BT0163 2.500% 6/01/51	51,085	43,926
Pool #CB1331 2.500% 8/01/51	725,871	616,204
Pool #CB1280 2.500% 8/01/51	64,579	54,822
Pool #CB1783 2.500% 10/01/51	1,471,904	1,250,903
Pool #CB1866 2.500% 10/01/51	1,114,824	947,437
Pool #CB2638 2.500% 1/01/52	1,241,556	1,055,141
Pool #CB2635 2.500% 1/01/52	1,206,646	1,023,964
Pool #CB2538 2.500% 1/01/52	1,064,221	908,755
Pool #MA4512 2.500% 1/01/52	30,460	25,849
Pool #CB2804 2.500% 2/01/52	730,345	623,197
Pool #FS4283 2.500% 3/01/52	59,641	50,630

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FS2573 2.500% 3/01/52	$84,055	$71,959
Pool #MA4578 2.500% 4/01/52	1,693,676	1,436,069
Pool #AS7056 3.000% 4/01/31	197,775	188,136
Pool #BM5111 3.000% 11/01/33	94,275	89,297
Pool #CA4885 3.000% 12/01/34	354,262	332,568
Pool #BO7256 3.000% 1/01/35	179,036	168,016
Pool #FM2547 3.000% 2/01/35	109,309	102,615
Pool #FM8540 3.000% 11/01/35	195,831	185,858
Pool #AL9412 3.000% 11/01/36	205,442	192,448
Pool #CA5597 3.000% 4/01/40	821,375	755,823
Pool #MA4632 3.000% 6/01/42	29,983	26,972
Pool #MA4695 3.000% 7/01/42	174,123	156,635
Pool #BM4221 3.000% 1/01/43	119,442	108,268
Pool #BM5468 3.000% 2/01/43	181,927	164,895
Pool #AB9248 3.000% 5/01/43	45,765	41,500
Pool #AU1629 3.000% 7/01/43	13,153	11,897
Pool #AS0406 3.000% 9/01/43	74,294	67,552
Pool #BM5469 3.000% 3/01/44	333,387	302,112
Pool #BM3380 3.000% 6/01/46	300,528	272,317
Pool #MA2670 3.000% 7/01/46	105,910	94,909
Pool #AS8295 3.000% 11/01/46	264,943	239,079
Pool #MA2806 3.000% 11/01/46	200,689	179,467
Pool #BD8462 3.000% 11/01/46	1,165,163	1,048,870
Pool #FM1000 3.000% 4/01/47	166,992	149,333
Pool #MA2956 3.000% 4/01/47	131,636	117,716
Pool #BM1418 3.000% 4/01/47	1,337,637	1,204,130
Pool #BM4744 3.000% 6/01/47	114,692	103,496
Pool #FM1572 3.000% 9/01/48	238,073	212,897
Pool #FM5499 3.000% 2/01/49	156,149	139,637
Pool #FM1445 3.000% 8/01/49	112,438	100,865
Pool #CA4108 3.000% 9/01/49	733,762	656,399
Pool #FM2870 3.000% 3/01/50	203,925	182,233
Pool #CA5540 3.000% 4/01/50	13,481	12,013
Pool #CA6314 3.000% 7/01/50	186,347	164,662
Pool #CA6738 3.000% 8/01/50	222,941	197,694
Pool #BQ1348 3.000% 8/01/50	120,769	107,092
Pool #BQ5052 3.000% 9/01/50	6,805	6,045
Pool #FM7072 3.000% 4/01/51	660,866	588,504
Pool #CB2432 3.000% 12/01/51	28,838	25,389
Pool #FM3462 3.500% 12/01/33	290,150	277,930
Pool #AS4449 3.500% 2/01/35	95,327	90,939
Pool #FM3340 3.500% 5/01/35	8,730	8,319
Pool #FM8137 3.500% 9/01/35	92,866	89,100
Pool #MA1283 3.500% 12/01/42	38,973	35,951
Pool #MA1373 3.500% 3/01/43	59,735	55,084
Pool #MA1437 3.500% 5/01/43	55,706	51,353
Pool #MA1546 3.500% 8/01/43	134,827	125,249
Pool #AL6167 3.500% 1/01/44	534,347	492,770
Pool #AS5182 3.500% 6/01/45	347,110	322,128
Pool #BC1747 3.500% 1/01/46	883,846	819,683
Pool #BM5785 3.500% 9/01/46	90,304	83,805
Pool #FS1400 3.500% 7/01/47	23,646	22,057
Pool #BM4582 3.500% 8/01/47	102,003	94,917
Pool #BM3122 3.500% 10/01/47	1,021,942	950,309
Pool #CA0858 3.500% 12/01/47	47,283	43,658
Pool #MA3210 3.500% 12/01/47	32,579	30,081
Pool #MA3238 3.500% 1/01/48	199,512	184,217
Pool #BH9277 3.500% 2/01/48	354,455	327,283

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FM1001 3.500% 11/01/48	$42,662	$39,405
Pool #FM8196 3.500% 12/01/48	709,078	654,944
Pool #FM3972 3.500% 7/01/50	240,085	220,499
Pool #FM8086 3.500% 7/01/51	115,130	105,045
Pool #MA4514 3.500% 1/01/52	493,150	449,647
Pool #BV3533 3.500% 2/01/52	39,644	36,131
Pool #FS1694 4.000% 7/01/35	120,483	117,211
Pool #FS1883 4.000% 6/01/37	130,773	126,486
Pool #BF0198 4.000% 11/01/40	95,914	91,921
Pool #MA0639 4.000% 2/01/41	310,500	298,065
Pool #BM3385 4.000% 6/01/45	508,393	485,491
Pool #FS1042 4.000% 9/01/45	500,201	480,084
Pool #FM2673 4.000% 10/01/45	768,475	737,427
Pool #AL8387 4.000% 3/01/46	548,888	523,990
Pool #FS2119 4.000% 3/01/46	88,576	85,005
Pool #MA3088 4.000% 8/01/47	29,479	28,096
Pool #MA3121 4.000% 9/01/47	268,698	256,090
Pool #MA3467 4.000% 9/01/48	3,780	3,596
Pool #BM5527 4.000% 10/01/48	89,867	85,735
Pool #BM5147 4.000% 10/01/48	23,395	22,473
Pool #FM3664 4.000% 3/01/49	358,752	341,246
Pool #CA3503 4.000% 5/01/49	50,337	47,771
Pool #CA4571 4.000% 11/01/49	77,290	73,210
Pool #CA4823 4.000% 12/01/49	105,778	100,162
Pool #FS1792 4.000% 5/01/52	214,698	201,722
Pool #CB4379 4.000% 8/01/52	207,501	194,814
Pool #MA4700 4.000% 8/01/52	57,335	53,829
Pool #MA4732 4.000% 9/01/52	270,906	254,258
Pool #AL0065 4.500% 4/01/41	177,867	174,731
Pool #AI1888 4.500% 5/01/41	196,740	193,300
Pool #AL0160 4.500% 5/01/41	257,183	252,578
Pool #AL6536 4.500% 3/01/45	268,104	263,949
Pool #BM4185 4.500% 9/01/46	147,980	145,687
Pool #FM2899 4.500% 11/01/46	330,348	324,318
Pool #FM5708 4.500% 5/01/47	162,747	159,904
Pool #BM3148 4.500% 11/01/47	134,144	131,856
Pool #BM4343 4.500% 5/01/48	136,877	134,457
Pool #CA2207 4.500% 8/01/48	29,124	28,427
Pool #CA5186 4.500% 1/01/50	24,965	24,291
Pool #CA5696 4.500% 5/01/50	75,488	72,783
Pool #MA4656 4.500% 7/01/52	78,581	75,540
Pool #MA4701 4.500% 8/01/52	583,711	561,122
Pool #MA4805 4.500% 11/01/52	207,267	199,181
Pool #AD6438 5.000% 6/01/40	46,011	46,217
Pool #FM8543 5.000% 11/01/44	191,058	192,069
Pool #AL9893 5.000% 2/01/45	250,294	252,129
Pool #FM4212 5.000% 12/01/47	388,992	387,918
Pool #FS1510 5.000% 10/01/48	290,106	291,205
Pool #FS2620 5.000% 8/01/52	45,024	44,201
Pool #BW7752 5.000% 10/01/52	99,070	97,165
Pool #BM3279 5.500% 5/01/44	595,647	603,652
Pool #BM4971 6.000% 7/01/41	174,690	179,569
Pool #MA4876 6.000% 12/01/52	621,698	627,393
Pool #FS3820 6.000% 1/01/53	763,347	781,552
Pool #CB5702 6.000% 2/01/53	824,781	844,709
Government National Mortgage Association Pool #AA5821 3.000% 11/15/42	38,282	34,750
Government National Mortgage Association II

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA7736 1.500% 12/20/36	$69,295	$59,671
Pool #MA7796 1.500% 1/20/37	88,931	76,579
Pool #MA7851 1.500% 2/20/37	174,673	150,412
Pool #MA8015 1.500% 5/20/37	149,857	128,715
Pool #MA7254 2.000% 3/20/51	508,088	427,605
Pool #MA7471 2.000% 7/20/51	1,765,776	1,485,241
Pool #MA7533 2.000% 8/20/51	2,467,216	2,075,241
Pool #MA7826 2.000% 1/20/52	775,466	650,811
Pool #MA7935 2.000% 3/20/52	1,303,157	1,093,676
Pool #MA6819 2.500% 8/20/50	309,833	269,980
Pool #MA7472 2.500% 7/20/51	722,317	626,136
Pool #MA7589 2.500% 9/20/51	374,535	324,546
Pool #MA7649 2.500% 10/20/51	2,393,504	2,074,046
Pool #MA7705 2.500% 11/20/51	604,070	523,399
Pool #MA7767 2.500% 12/20/51	1,282,517	1,110,439
Pool #MA7936 2.500% 3/20/52	1,264,476	1,094,029
Pool #MA2600 3.000% 2/20/45	75,364	68,608
Pool #MA2891 3.000% 6/20/45	613,214	557,859
Pool #MA3662 3.000% 5/20/46	97,974	88,885
Pool #MA3802 3.000% 7/20/46	46,599	42,218
Pool #MA3873 3.000% 8/20/46	270,547	245,110
Pool #MA4003 3.000% 10/20/46	461,976	418,397
Pool #MA4195 3.000% 1/20/47	329,020	297,983
Pool #MA6144 3.000% 9/20/49	12,801	11,154
Pool #MA6209 3.000% 10/20/49	80,301	69,966
Pool #MA6399 3.000% 1/20/50	39,758	34,641
Pool #MA6531 3.000% 3/20/50	131,011	113,903
Pool #MA6589 3.000% 4/20/50	59,864	52,047
Pool #MA6757 3.000% 7/20/50	105,098	91,374
Pool #MA7473 3.000% 7/20/51	815,966	731,983
Pool #MA7650 3.000% 10/20/51	1,341,849	1,203,738
Pool #MA8098 3.000% 6/20/52	1,005,875	898,415
Pool #MA0318 3.500% 8/20/42	152,751	143,584
Pool #MA0852 3.500% 3/20/43	108,973	102,389
Pool #783802 3.500% 4/20/43	174,485	162,114
Pool #MA1012 3.500% 5/20/43	324,476	304,850
Pool #MA1090 3.500% 6/20/43	128,458	120,672
Pool #785587 3.500% 12/20/44	219,774	207,193
Pool #AL1773 3.500% 1/20/45	161,852	151,170
Pool #MA3173 3.500% 10/20/45	211,402	198,837
Pool #MA3310 3.500% 12/20/45	69,179	65,003
Pool #MA3597 3.500% 4/20/46	101,972	95,784
Pool #MA3663 3.500% 5/20/46	79,721	74,883
Pool #MA3736 3.500% 6/20/46	213,918	200,870
Pool #MA3803 3.500% 7/20/46	15,359	14,422
Pool #MA3937 3.500% 9/20/46	102,279	96,040
Pool #786092 3.500% 1/20/47	143,405	134,882
Pool #MA4382 3.500% 4/20/47	18,508	17,321
Pool # 784346 3.500% 7/20/47	23,958	22,452
Pool #MA4586 3.500% 7/20/47	35,111	32,860
Pool #MA4719 3.500% 9/20/47	12,304	11,503
Pool #BC1919 3.500% 9/20/47	46,857	43,662
Pool # 784793 3.500% 12/20/47	6,317	5,896
Pool #MA4900 3.500% 12/20/47	168,549	157,583
Pool #785087 3.500% 2/20/48	560,131	525,965
Pool #MA784472 3.500% 2/20/48	278,601	260,301
Pool #785327 3.500% 10/20/49	63,577	59,217
Pool #MA3245 4.000% 11/20/45	149,866	144,648

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA4511 4.000% 6/20/47	$92,475	$88,764
Pool #MA4720 4.000% 9/20/47	326,112	312,923
Pool #MA4838 4.000% 11/20/47	81,261	77,949
Pool #MA6934 4.000% 10/20/50	771,889	733,677
Pool #MA8346 4.000% 10/20/52	1,363,739	1,289,516
Pool #MA5234 4.500% 11/20/41	129,129	127,376
Pool #MA2894 4.500% 6/20/45	140,361	138,543
Pool #MA2963 4.500% 7/20/45	52,291	51,613
Pool #MA3312 4.500% 12/20/45	2,499	2,467
Pool #MA4588 4.500% 7/20/47	246,405	242,674
Pool #MA4654 4.500% 8/20/47	38,155	37,529
Pool #MA5079 4.500% 3/20/48	57,916	56,894
Pool #MA5265 4.500% 6/20/48	200	196
Pool #MA5399 4.500% 8/20/48	48,840	47,811
Pool #MA5711 4.500% 1/20/49	78,637	76,931
Pool #786255 4.500% 9/20/49	69,836	68,080
Pool #MA8347 4.500% 10/20/52	1,261,017	1,217,785
Pool #MA4781 5.000% 10/20/47	259,374	261,110
Pool #MA5194 5.000% 5/20/48	53,912	53,902
Pool #BF2644 5.000% 5/20/48	4,606	4,582
Pool #MA5266 5.000% 6/20/48	384,234	383,924
Pool #BF2878 5.000% 6/20/48	15,574	15,494
Pool #MA5988 5.000% 6/20/49	162,355	161,919
Pool #MA5081 5.500% 3/20/48	44,096	45,125
Pool #MA5140 5.500% 4/20/48	32,010	32,757
Pool #MA5195 5.500% 5/20/48	97,341	99,431
Pool #MA5469 5.500% 9/20/48	371	378
Pool #MA5531 5.500% 10/20/48	8,771	8,858
Pool #MA5598 5.500% 11/20/48	44,806	45,250
Pool #MA5654 5.500% 12/20/48	119,191	120,111
Pool #MA5713 5.500% 1/20/49	30,090	30,247
Pool #MA5820 5.500% 3/20/49	32,398	32,820
Pool #MA8573 7.000% 1/20/53	349,175	358,605
Government National Mortgage Association II TBA
2.000% 7/20/53 (d)	395,000	331,658
2.500% 7/20/53 (d)	480,000	415,402
5.000% 7/20/53 (d)	510,000	501,098
5.500% 7/20/53 (d)	3,385,000	3,370,107
6.000% 7/20/53 (d)	685,000	689,458
6.500% 7/20/53 (d)	825,000	839,686
Uniform Mortgage-Backed Security TBA
2.000% 7/18/38 (d)	3,735,000	3,309,649
2.000% 7/13/53 (d)	11,315,000	9,220,440
2.500% 7/13/53 (d)	10,255,000	8,690,711
3.000% 7/13/53 (d)	4,025,000	3,541,371
3.500% 7/13/53 (d)	3,250,000	2,960,292
4.000% 7/13/53 (d)	2,895,000	2,716,097
4.500% 7/13/53 (d)	2,145,000	2,061,212
5.000% 7/13/53 (d)	2,475,000	2,424,823
5.500% 7/13/53 (d)	3,210,000	3,194,574
6.000% 7/13/53 (d)	1,240,000	1,250,801
6.500% 7/13/53 (d)	1,500,000	1,531,522
		151,937,841
Whole Loans — 0.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, 30 day USD SOFR Average + 2.300%
7.367% FRN 8/25/33 (a)	252,053	252,127

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, REMICS, Series 2022-DNA4, Class M1A, 30 day USD SOFR Average + 2.200%
7.267% FRN 5/25/42 (a)	$320,982	$322,453
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2021-R03, Class 1M2, 30 day USD SOFR Average + 1.650% 6.717% FRN 12/25/41 (a)	345,000	333,792
Series 2023-R02, Class 1M1, 30 day USD SOFR Average + 2.300% 7.367% FRN 1/25/43 (a)	667,965	669,898
Series 2017-C06, Class 1M2B, 1 mo. USD LIBOR + 2.650% 7.800% FRN 2/25/30	279,558	282,923
Series 2022-R07, Class 1M1, Update Replacements.xls: SOFR30A + 2.950% 8.017% FRN 6/25/42 (a)	198,064	202,698
		2,063,891

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $162,771,830)		154,268,977

U.S. TREASURY OBLIGATIONS — 20.6%
U.S. Treasury Bonds & Notes — 20.6%
U.S. Treasury Bonds
3.000% 8/15/52	8,900,000	7,556,069
3.375% 8/15/42	11,400,000	10,337,748
3.625% 2/15/53	7,890,000	7,561,507
3.875% 2/15/43	3,020,000	2,942,255
4.000% 11/15/42	8,030,000	7,973,227
4.000% 11/15/52	5,015,000	5,143,985
U.S. Treasury Notes
1.500% 1/31/27	27,045,000	24,492,633
2.250% 1/31/24	10,880,000	10,680,605
3.125% 8/31/27	2,660,000	2,543,240
3.875% 1/15/26 (h)	12,245,000	12,015,169
3.875% 11/30/27	1,100,000	1,084,211
3.875% 11/30/29	3,420,000	3,387,934
4.000% 12/15/25	8,290,000	8,159,688
4.000% 2/15/26	5,220,000	5,140,053
4.125% 9/30/27	5,655,000	5,621,877
4.125% 10/31/27	1,400,000	1,392,099
4.125% 11/15/32	4,445,000	4,541,254
		120,573,554

TOTAL U.S. TREASURY OBLIGATIONS (Cost $122,946,473)		120,573,554

TOTAL BONDS & NOTES (Cost $595,430,958)		558,443,972

TOTAL PURCHASED OPTIONS(#) — 0.0% (Cost $99,820)		738

TOTAL LONG-TERM INVESTMENTS (Cost $595,530,778)		558,444,710

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 12.2%

Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (i)	2,612,228	$2,612,228
Mutual Fund — 10.8%
T. Rowe Price Government Reserve Investment Fund	63,419,128	63,419,128

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (j)	$1,510,371	1,510,371
Sovereign Debt Obligations — 0.6%
Japan Treasury Discount Bills
(0.120)% 7/10/23 JPY (b) (k)	393,650,000	2,728,144
Sri Lanka Treasury Bills
18.216% 12/08/23 LKR (b) (k)	21,000,000	62,874
19.052% 12/01/23 LKR (b) (k)	13,000,000	39,031
19.052% 12/15/23 LKR (b) (k)	42,000,000	125,404
20.865% 10/06/23 LKR (b) (k)	43,000,000	132,697
21.810% 4/05/24 LKR (b) (k)	60,000,000	170,567
22.125% 7/07/23 LKR (b) (k)	11,000,000	35,695
U.S. Treasury Bill — 0.1%
U.S. Treasury Bills
4.975% 9/28/23 (k)	630,000	622,144

TOTAL SHORT-TERM INVESTMENTS (Cost $71,693,640)		71,458,283

TOTAL INVESTMENTS — 107.7% (Cost $667,224,418) (l)		629,902,993

Other Assets/(Liabilities) — (7.7)%		(45,110,406)

NET ASSETS — 100.0%		$584,792,587

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $132,877,151 or 22.72% of net assets.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $2,884,843 or 0.49% of net assets. The Fund received $335,825 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(e)	Security is perpetual and has no stated maturity date.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2023.
(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(h)	All or a portion of this security is pledged/held as collateral for open derivatives.
(i)	Represents investment of security lending cash collateral. (Note 2).
(j)	Maturity value of $1,510,562. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $1,540,617.
(k)	The rate shown represents yield-to-maturity.
(l)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Put
USD Put JPY Call	Bank of America N.A.	7/06/23	127.00	6,270,000	USD	6,270,000	$6	$92,796	$(92,790)

(#) Credit Default Index Swaptions Purchased
				Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate/ Reference Obligation Index	Frequency	Rate/ Reference Obligation Index	Frequency	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Put
Sell Protection on 5-Year Credit Default Swap, 6/20/28	JP Morgan Chase Bank N.A.	7/19/23	0.80	CDX.NA.IG Series 40 †	Quarterly	1.000%	Quarterly	USD	16,725,000	$732	$7,024	$(6,292)

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/07/23	KRW	1,016,941,000	USD	789,201	$(17,359)
Bank of America N.A.	7/07/23	USD	1,170,933	TWD	35,010,860	46,541
Bank of America N.A.	7/14/23	USD	411,122	CZK	8,827,000	6,085
Bank of America N.A.	7/21/23	USD	2,069,096	JPY	291,045,000	47,240
Bank of America N.A.	7/21/23	CAD	4,709,424	USD	3,514,878	40,901
Bank of America N.A.	8/18/23	USD	789,739	PLN	3,371,000	(37,503)
Bank of America N.A.	8/25/23	GBP	2,200,000	USD	2,760,502	34,184
Bank of America N.A.	8/25/23	USD	406,966	EUR	374,391	(2,597)
Bank of America N.A.	8/25/23	SEK	746,875	USD	69,913	(500)
Bank of America N.A.	8/25/23	USD	8,099,147	GBP	6,460,762	(108,034)
Bank of America N.A.	9/05/23	BRL	2,032,000	USD	396,372	23,281
Barclays Bank PLC	7/07/23	USD	775,131	KRW	1,016,941,000	3,289
Barclays Bank PLC	7/14/23	RON	1,635,000	USD	359,910	(155)
Barclays Bank PLC	7/20/23	USD	628,594	ILS	2,273,047	15,111
Barclays Bank PLC	7/21/23	USD	470,147	NZD	753,724	7,618
Barclays Bank PLC	10/06/23	KRW	1,016,941,000	USD	778,949	(3,224)
BNP Paribas SA	7/14/23	DKK	18,415,000	USD	2,723,085	(22,919)
BNP Paribas SA	7/14/23	CZK	12,052,000	USD	540,788	12,232
BNP Paribas SA	7/14/23	USD	492,957	HUF	172,101,000	(9,898)
BNP Paribas SA	7/14/23	MXN	1,913,348	USD	110,076	1,511
BNP Paribas SA	7/14/23	USD	2,726,631	DKK	18,415,000	26,465
BNP Paribas SA	7/21/23	AUD	82,643	USD	55,425	(348)
BNP Paribas SA	7/21/23	USD	181,016	JPY	26,104,000	(325)
BNP Paribas SA	8/18/23	PLN	1,876,000	USD	453,143	7,226
BNP Paribas SA	8/25/23	EUR	81,761	USD	89,650	(210)
BNP Paribas SA	8/25/23	GBP	169,000	USD	214,953	(270)
BNP Paribas SA	8/25/23	USD	161,525	GBP	128,808	(2,101)
BNP Paribas SA	8/25/23	USD	51,487,842	EUR	47,055,081	12,264
BNP Paribas SA	9/05/23	BRL	1,577,000	USD	310,384	15,301
BNP Paribas SA	9/08/23	USD	131,382	COP	600,270,665	(9,960)
BNP Paribas SA	9/08/23	USD	3,304,177	MYR	15,129,528	47,695
BNP Paribas SA	10/06/23	USD	107,781	TWD	3,341,000	(655)
BNP Paribas SA	10/13/23	USD	114,865	MXN	2,008,000	(263)
Citibank N.A.	7/07/23	IDR	22,125,713,377	USD	1,475,343	410
Citibank N.A.	7/14/23	CZK	6,142,021	USD	278,600	3,234
Citibank N.A.	7/14/23	HUF	264,909,000	USD	761,860	12,167
Citibank N.A.	7/14/23	USD	1,062,882	RON	4,829,734	178
Citibank N.A.	7/20/23	USD	2,239,403	ILS	8,126,818	46,022
Citibank N.A.	7/21/23	JPY	94,689,000	USD	674,019	(16,225)
Citibank N.A.	7/21/23	USD	4,355,800	AUD	6,475,648	40,104
Citibank N.A.	7/21/23	USD	282,572	NOK	2,939,186	8,587
Citibank N.A.	7/21/23	AUD	729,000	USD	495,871	(10,029)
Citibank N.A.	8/18/23	RSD	2,576,414	USD	24,083	(70)
Citibank N.A.	8/18/23	PLN	17,620,000	USD	4,216,118	107,823
Citibank N.A.	8/18/23	USD	143,503	RSD	15,281,631	1,071
Citibank N.A.	8/18/23	USD	5,583,067	PLN	23,407,900	(161,222)
Citibank N.A.	8/25/23	EUR	162,780	USD	178,135	(63)
Citibank N.A.	8/25/23	USD	676,691	EUR	627,592	(9,859)
Citibank N.A.	9/08/23	USD	298,844	COP	1,350,608,997	(19,174)
Citibank N.A.	10/06/23	USD	1,473,378	IDR	22,125,713,377	(1,366)
Deutsche Bank AG	7/07/23	TWD	18,797,691	USD	603,942	(245)
Deutsche Bank AG	7/07/23	IDR	261,851,409	USD	17,805	(339)
Deutsche Bank AG	7/21/23	USD	351,770	NZD	576,615	(2,074)
Deutsche Bank AG	7/21/23	JPY	291,045,000	USD	2,102,647	(80,791)
Deutsche Bank AG	7/21/23	AUD	1,396,758	USD	947,282	(16,413)
Deutsche Bank AG	8/18/23	USD	386,564	PLN	1,633,000	(14,174)
Deutsche Bank AG	8/25/23	USD	994,654	EUR	922,353	(14,348)
Deutsche Bank AG	8/25/23	EUR	558,279	USD	611,539	(813)
Deutsche Bank AG	9/01/23	USD	329,444	INR	27,513,475	(5,262)
Deutsche Bank AG	9/01/23	INR	32,196,000	USD	387,134	4,535
Deutsche Bank AG	9/15/23	USD	451,104	ZAR	8,693,672	(7,474)
Deutsche Bank AG	10/06/23	USD	606,573	TWD	18,797,691	(3,528)
Goldman Sachs International	7/07/23	USD	1,145,028	TWD	34,254,140	44,939
Goldman Sachs International	7/07/23	USD	427,285	IDR	6,425,510,000	(1,287)
Goldman Sachs International	7/07/23	IDR	19,320,547,546	USD	1,292,896	(4,244)
Goldman Sachs International	7/07/23	TWD	33,115,596	USD	1,062,317	1,207
Goldman Sachs International	7/14/23	CZK	13,482,654	USD	625,268	(6,600)
Goldman Sachs International	7/21/23	CAD	2,101,132	USD	1,571,751	14,677
Goldman Sachs International	8/25/23	GBP	924,000	USD	1,160,742	13,026
Goldman Sachs International	8/25/23	USD	2,746,795	GBP	2,200,000	(47,891)
Goldman Sachs International	8/25/23	EUR	641,000	USD	702,983	(1,766)
Goldman Sachs International	9/08/23	USD	968,561	THB	33,386,500	20,889
Goldman Sachs International	9/15/23	USD	18,746	CNH	132,937	354
Goldman Sachs International	10/06/23	USD	1,291,599	IDR	19,320,547,546	3,827
Goldman Sachs International	10/06/23	USD	1,067,608	TWD	33,115,596	(7,198)
HSBC Bank USA	7/07/23	TWD	17,351,713	USD	558,184	(925)
HSBC Bank USA	7/07/23	USD	1,937,010	IDR	29,252,121,332	(14,064)
HSBC Bank USA	7/14/23	USD	369,715	MXN	6,808,299	(27,348)
HSBC Bank USA	8/25/23	USD	64,477	EUR	59,583	(703)
HSBC Bank USA	9/01/23	USD	228,640	INR	19,003,168	(2,536)
HSBC Bank USA	9/01/23	INR	97,310,000	USD	1,177,106	6,685
HSBC Bank USA	9/05/23	USD	814,360	BRL	4,122,126	(36,950)
HSBC Bank USA	9/15/23	USD	192,249	CNH	1,360,063	4,082
HSBC Bank USA	9/15/23	USD	359,040	SGD	480,000	3,161
HSBC Bank USA	10/06/23	USD	560,510	TWD	17,351,713	(2,660)
JP Morgan Chase Bank N.A.	7/14/23	USD	105,805	MXN	1,937,000	(7,162)
JP Morgan Chase Bank N.A.	7/20/23	USD	2,490,771	ILS	9,072,347	42,199
JP Morgan Chase Bank N.A.	7/21/23	AUD	308,000	USD	201,101	4,166
JP Morgan Chase Bank N.A.	7/21/23	USD	91,597	JPY	12,323,000	5,990
JP Morgan Chase Bank N.A.	7/21/23	JPY	628,167,684	USD	4,456,987	(93,179)
JP Morgan Chase Bank N.A.	8/18/23	RSD	2,586,732	USD	24,024	86
JP Morgan Chase Bank N.A.	8/25/23	USD	106,747	EUR	99,000	(1,554)
JP Morgan Chase Bank N.A.	9/08/23	USD	1,019,762	THB	35,037,541	25,225
Morgan Stanley & Co. LLC	7/14/23	USD	868,244	MXN	15,962,315	(62,684)
Morgan Stanley & Co. LLC	7/20/23	USD	274,626	ILS	992,950	6,635
Morgan Stanley & Co. LLC	7/21/23	CAD	2,795,000	USD	2,097,735	12,588
Morgan Stanley & Co. LLC	7/21/23	USD	4,107,977	CAD	5,555,000	(86,241)
Morgan Stanley & Co. LLC	8/25/23	USD	732,795	EUR	675,665	(6,344)
Morgan Stanley & Co. LLC	8/25/23	USD	75,603	GBP	61,015	(1,905)
Morgan Stanley & Co. LLC	9/05/23	USD	814,360	BRL	4,122,126	(36,950)
Morgan Stanley & Co. LLC	9/08/23	USD	175,846	COP	800,360,887	(12,610)
Royal Bank of Canada	7/14/23	MXN	5,725,990	USD	334,160	(218)
Royal Bank of Canada	7/14/23	USD	318,302	MXN	5,835,685	(22,037)
Royal Bank of Canada	7/21/23	JPY	48,672,223	USD	367,348	(29,228)
Royal Bank of Canada	7/21/23	CAD	1,163,000	USD	855,989	22,117
Royal Bank of Canada	7/21/23	USD	11,117,907	CAD	14,877,984	(115,487)
Royal Bank of Canada	10/13/23	USD	328,429	MXN	5,725,990	130
State Street Bank and Trust	7/05/23	LKR	19,365,045	USD	63,027	(51)
State Street Bank and Trust	7/14/23	MXN	17,559,436	USD	1,023,430	644
State Street Bank and Trust	7/14/23	HUF	382,317,387	USD	1,077,497	39,581
State Street Bank and Trust	7/21/23	JPY	58,333,000	USD	421,015	(15,782)
State Street Bank and Trust	7/21/23	USD	26,782,572	JPY	3,499,185,398	2,474,142
State Street Bank and Trust	7/21/23	CAD	565,000	USD	425,255	1,340
State Street Bank and Trust	8/25/23	GBP	340,000	USD	422,143	9,763
State Street Bank and Trust	8/25/23	USD	5,802,798	EUR	5,284,039	22,360
State Street Bank and Trust	8/25/23	USD	8,112,863	GBP	6,460,762	(94,318)
State Street Bank and Trust	8/25/23	USD	791,356	SEK	8,150,000	33,910
State Street Bank and Trust	9/15/23	USD	720,837	ZAR	14,005,503	(17,931)
State Street Bank and Trust	9/15/23	USD	3,411,588	SGD	4,563,930	27,828
State Street Bank and Trust	10/13/23	USD	1,006,077	MXN	17,559,436	(691)
UBS AG	7/07/23	USD	409,192	IDR	6,030,481,000	6,968
UBS AG	7/14/23	RON	5,167,000	USD	1,143,431	(6,517)
UBS AG	7/14/23	USD	621,365	ZAR	11,454,250	13,311
UBS AG	7/14/23	USD	368,049	CZK	7,916,000	4,814
UBS AG	7/14/23	USD	391,962	HUF	138,202,000	(11,844)
UBS AG	7/21/23	USD	408,288	AUD	625,000	(8,243)
UBS AG	7/21/23	USD	468,172	NZD	746,230	10,242
UBS AG	8/11/23	USD	378,653	CLP	308,311,000	(3,989)
UBS AG	8/18/23	PLN	1,659,000	USD	406,538	580
UBS AG	8/25/23	USD	208,546	EUR	193,013	(2,599)
UBS AG	8/25/23	USD	2,502,886	SEK	25,549,316	128,378
UBS AG	9/08/23	USD	994,674	THB	34,268,501	21,966
UBS AG	9/08/23	USD	99,317	COP	450,202,999	(6,689)
UBS AG	9/15/23	CNH	5,424,000	USD	767,916	(17,498)
						$2,203,172

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
Euro-BTP	9/07/23	1	$126,324	$375
Australia 3 Year Bond	9/15/23	40	2,821,638	(7,010)
Korea 10 Year Bond	9/19/23	51	4,299,207	(4,470)
Canada 10 Year Bond	9/20/23	18	1,678,739	(13,866)
U.S. Treasury Note 10 Year	9/20/23	213	24,249,948	(337,370)
U.S. Treasury Ultra 10 Year	9/20/23	346	41,301,041	(321,666)
				$(684,007)
Short
Euro-Bund	9/07/23	19	$(2,772,040)	$(766)
Euro-Schatz	9/07/23	107	(12,322,021)	79,899
Japanese 10 Year Bond	9/12/23	7	(7,176,095)	(30,322)
Australia 10 Year Bond	9/15/23	11	(855,470)	4,200
Korea 3 Year Bond	9/19/23	34	(2,682,731)	6,133
U.S. Treasury Ultra Bond	9/20/23	45	(6,067,247)	(62,597)
UK Long Gilt	9/27/23	1	(120,898)	(133)
U.S. Treasury Note 5 Year	9/29/23	36	(3,854,750)	(625)
				$(4,211)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Bombardier, Inc.	5.000%	Quarterly	6/20/28	USD	390,000	$(17,290)	$(15,794)	$(1,496)

OTC Credit Default Swaps-Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA Series 15†	0.5000%	Monthly	Morgan Stanley & Co. LLC	11/18/64	USD	4,189,000	$111,439	$111,752	$(313)

Centrally Cleared Credit Default Swaps - Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Series 38†	1.000%	Quarterly	12/20/27	NR*	EUR	2,885,000	$41,130	$(531)	$41,661
iTraxx Series 39†	1.000%	Quarterly	6/20/28	NR*	EUR	2,875,000	20,586	18,828	1,758
CDX.NA.IG Series 40†	1.000%	Quarterly	6/20/28	NR*	USD	99,000	(299)	(1,644)	1,345
Republic of Mexico	1.000%	Quarterly	6/20/28	NR*	USD	2,470,000	(1,882)	(45,525)	43,643
CDX.NA.HY Series 40†	5.000%	Quarterly	6/20/28	NR*	USD	3,710,000	106,420	56,106	50,314
							$165,955	$27,234	$138,721

OTC Credit Default Swaps-Sell Protection††
Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	NR*	12/20/24	USD	151,000	$1,530	$(4,578)	$6,108
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	NR*	12/20/24	USD	303,000	3,069	(9,187)	12,256
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	NR*	12/20/24	USD	152,000	1,540	(10,489)	12,029
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	NR*	12/20/29	USD	225,000	161	(11,045)	11,206
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	NR*	12/20/29	USD	225,000	161	(11,239)	11,400
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	NR*	6/20/24	USD	135,000	1,000	(8,192)	9,192
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	NR*	6/20/24	USD	67,500	500	(3,879)	4,379
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	NR*	6/20/24	USD	67,500	500	(3,879)	4,379
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	NR*	12/20/24	USD	450,000	4,560	(2,503)	7,063
Republic of Greece	1.000%	Quarterly	Citibank N.A.	NR*	6/20/25	USD	150,000	1,916	(9,034)	10,950
Republic of Greece	1.000%	Quarterly	Citibank N.A.	NR*	6/20/25	USD	75,000	958	(4,350)	5,308
Republic of Greece	1.000%	Quarterly	Citibank N.A.	NR*	12/20/25	USD	300,000	4,168	(280)	4,448
Republic of Indonesia	1.000%	Quarterly	JP Morgan Chase Bank N.A.	NR*	6/20/28	USD	2,060,000	12,435	(18,970)	31,405
Barclays Bank PLC	1.000%	Quarterly	JP Morgan Chase Bank N.A.	A+*	6/20/24	EUR	100,000	99	1,279	(1,180)
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC	NR*	12/20/24	USD	134,000	1,357	(994)	2,351
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC	NR*	6/20/25	USD	94,000	1,201	(4,498)	5,699
								$35,155	$(101,838)	$136,993

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.558%	Quarterly	7/17/25	CNY	30,000,000	$43,935	$—	$43,935
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.600%	Quarterly	8/06/25	CNY	7,500,000	10,628	—	10,628
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.855%	Quarterly	11/24/25	CNY	26,575,000	65,430	—	65,430
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.605%	Quarterly	1/15/26	CNY	58,525,000	101,441	—	101,441
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.780%	Quarterly	6/28/26	CNY	9,775,000	22,252	—	22,252
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.560%	Quarterly	7/28/26	CNY	2,800,000	3,935	—	3,935
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.255%	Quarterly	1/26/27	CNY	24,350,000	(956)	—	(956)
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.355%	Quarterly	4/15/27	CNY	37,000,000	17,239	—	17,239
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.440%	Quarterly	7/27/27	CNY	5,400,000	3,850	—	3,850
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.562%	Quarterly	5/15/28	CNY	1,009,000	1,305	—	1,305
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.579%	Quarterly	5/15/28	CNY	4,373,000	6,136	—	6,136
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.568%	Quarterly	5/16/28	CNY	3,429,000	4,544	—	4,544
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.476%	Quarterly	6/01/28	CNY	20,850,000	12,627	—	12,627
6-Month EURIBOR	Semi-Annually	Fixed -0.001%	Annually	10/20/25	EUR	690,000	(64,039)	—	(64,039)
6-Month EURIBOR	Semi-Annually	Fixed -0.001%	Annually	11/04/25	EUR	1,030,000	(95,594)	—	(95,594)
6-Month EURIBOR	Semi-Annually	Fixed 2.638%	Annually	12/16/29	EUR	1,275,000	(39,776)	—	(39,776)
6-Month EURIBOR	Semi-Annually	Fixed 0.830%	Annually	3/02/32	EUR	800,000	(144,827)	—	(144,827)
6-Month EURIBOR	Semi-Annually	Fixed 1.222%	Annually	4/04/32	EUR	1,350,000	(202,066)	—	(202,066)
6-Month EURIBOR	Semi-Annually	Fixed 1.627%	Annually	4/21/32	EUR	946,000	(110,711)	—	(110,711)
6-Month EURIBOR	Semi-Annually	Fixed 1.640%	Annually	5/02/32	EUR	950,000	(110,393)	—	(110,393)
6-Month EURIBOR	Semi-Annually	Fixed 2.796%	Annually	11/17/32	EUR	82,000	(1,626)	—	(1,626)
6-Month EURIBOR	Semi-Annually	Fixed 2.803%	Annually	11/18/32	EUR	140,000	(2,686)	—	(2,686)
6-Month EURIBOR	Semi-Annually	Fixed 2.735%	Annually	11/21/32	EUR	131,000	(3,313)	—	(3,313)
6-Month EURIBOR	Semi-Annually	Fixed 2.730%	Annually	11/23/32	EUR	2,400,000	(61,869)	—	(61,869)
6-Month EURIBOR	Semi-Annually	Fixed 2.717%	Annually	11/24/32	EUR	200,000	(5,392)	—	(5,392)
6-Month EURIBOR	Semi-Annually	Fixed 2.683%	Annually	11/30/32	EUR	126,000	(3,788)	—	(3,788)
6-Month EURIBOR	Semi-Annually	Fixed 2.698%	Annually	11/30/32	EUR	54,000	(1,554)	—	(1,554)
GBP-SONIA-COMPOUND	Annually	Fixed 3.955%	Annually	1/25/25	GBP	8,277,000	(323,878)	—	(323,878)
28 Day-MXN-TIIE	Monthly	Fixed 5.499%	Monthly	5/04/27	MXN	15,000,000	(87,991)	—	(87,991)
Fixed 3.090%	Annually	6-Month WIBOR	Semi-Annually	2/20/28	PLN	1,070,000	20,443	—	20,443
Fixed 2.850%	Annually	6-Month WIBOR	Semi-Annually	4/06/28	PLN	100,000	2,183	—	2,183
Fixed 2.920%	Annually	6-Month WIBOR	Semi-Annually	5/07/28	PLN	200,000	4,277	—	4,277
Fixed 3.030%	Annually	6-Month WIBOR	Semi-Annually	5/18/28	PLN	300,000	6,102	—	6,102
Fixed 5.010%	Annually	6-Month WIBOR	Semi-Annually	6/30/28	PLN	4,150,000	(1,056)	—	(1,056)
Fixed 5.010%	Annually	6-Month WIBOR	Semi-Annually	6/30/28	PLN	4,150,000	(1,056)	—	(1,056)
Fixed 1.715%	Annually	6-Month WIBOR	Semi-Annually	9/24/29	PLN	1,700,000	70,421	—	70,421
Fixed 1.780%	Annually	6-Month WIBOR	Semi-Annually	10/22/29	PLN	823,529	33,788	—	33,788
Fixed 1.775%	Annually	6-Month WIBOR	Semi-Annually	10/22/29	PLN	1,176,471	48,344	—	48,344
							$(783,691)	$—	$(783,691)

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
1-week CNREPOFIX =CFXS-Reuters	Quarterly	Fixed 2.650%	Quarterly	Citibank N.A.	5/15/30	CNY	3,331,000	$5,717	$—	$5,717
1-week CNREPOFIX =CFXS-Reuters	Quarterly	Fixed 2.650%	Quarterly	Citibank N.A.	5/16/30	CNY	3,299,000	5,639	—	5,639
								$11,356	$—	$11,356

*	Rating represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody's Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	New Romanian Leu
RSD	Serbian dinar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.2%

CORPORATE DEBT — 25.9%
Brazil — 1.3%
Braskem Netherlands Finance BV
7.250% 2/13/33 (a)	$200,000	$196,503
Cosan Overseas Ltd.
8.250% (a) (b)	100,000	99,441
Globo Comunicacao e Participacoes SA
4.875% 1/22/30 (a)	850,000	676,824
MercadoLibre, Inc., Convertible,
2.000% 8/15/28 (c)	45,000	123,008
		1,095,776
Chile — 3.0%
AES Andes SA 5 yr. USD Swap + 4.644%
7.125% VRN 3/26/79 (a)	650,000	600,925
Agrosuper SA
4.600% 1/20/32 (a)	200,000	169,011
Banco Santander Chile
3.177% 10/26/31 (a)	375,000	324,733
Celulosa Arauco y Constitucion SA
4.200% 1/29/30 (a)	200,000	178,565
5.150% 1/29/50 (a)	250,000	202,060
Corp. Nacional del Cobre de Chile
3.150% 1/14/30 (a)	200,000	177,113
5.125% 2/02/33 (a)	200,000	196,913
Empresa de los Ferrocarriles del Estado
3.068% 8/18/50 (a)	450,000	273,375
Empresa de Transporte de Pasajeros Metro SA
3.693% 9/13/61 (a)	200,000	131,024
4.700% 5/07/50 (a)	200,000	165,407
		2,419,126
China — 0.2%
Lenovo Group Ltd.
3.421% 11/02/30 (a)	200,000	168,549
Colombia — 1.4%
Banco Davivienda SA 10 yr. CMT + 5.097%
6.650% VRN (a) (b)	400,000	293,747
Banco de Bogota SA
6.250% 5/12/26 (a)	250,000	241,440
Bancolombia SA 5 yr. CMT + 2.944%
4.625% VRN 12/18/29	200,000	170,250
Ecopetrol SA
4.625% 11/02/31	355,000	274,035
6.875% 4/29/30	50,000	45,613

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
8.875% 1/13/33	$100,000	$99,023
		1,124,108
Ghana — 0.2%
Kosmos Energy Ltd.
7.125% 4/04/26 (a)	200,000	175,760
India — 0.9%
Greenko Power II Ltd.
4.300% 12/13/28 (a)	241,150	209,297
Periama Holdings LLC
5.950% 4/19/26 (a)	200,000	192,000
Reliance Industries Ltd.
2.875% 1/12/32 (a)	400,000	333,323
		734,620
Indonesia — 1.4%
Bank Negara Indonesia Persero Tbk PT
3.750% 3/30/26 (a)	213,000	196,607
Minejesa Capital BV
5.625% 8/10/37 (a)	500,000	391,249
Pertamina Persero PT
5.625% 5/20/43 (a)	200,000	191,951
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% 6/30/50 (a) (c)	200,000	142,896
6.150% 5/21/48 (a)	200,000	193,298
		1,116,001
Israel — 0.8%
ICL Group Ltd.
6.375% 5/31/38 (a)	150,000	150,789
ICL Group Ltd.
6.375% 5/31/38 (a)	200,000	201,053
Leviathan Bond Ltd.
6.125% 6/30/25 (a)	300,000	292,233
		644,075
Jamaica — 0.1%
TransJamaican Highway Ltd.
5.750% 10/10/36 (a)	140,251	115,707
Kazakhstan — 0.4%
KazMunayGas National Co. JSC
3.500% 4/14/33 (a)	200,000	154,500
6.375% 10/24/48 (a)	230,000	196,249
		350,749
Kuwait — 0.3%
MEGlobal Canada ULC
5.875% 5/18/30 (a)	200,000	201,726
Mexico — 6.5%
Axtel SAB de CV
6.375% 11/14/24 (a)	200,000	203,135

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Banco Mercantil del Norte SA 10 yr. CMT + 7.760%
8.375% VRN (a) (b)	$200,000	$186,640
BBVA Bancomer SA
5 yr. CMT + 2.650% 5.125% VRN 1/18/33 (a)	600,000	520,643
5 yr. CMT + 4.308% 5.875% VRN 9/13/34 (a)	200,000	178,040
5 yr. CMT + 4.661% 8.450% VRN 6/29/38 (a)	200,000	200,200
Cemex SAB de CV
5.450% 11/19/29 (a) (c)	200,000	192,850
Cometa Energia SA de CV
6.375% 4/24/35 (a)	164,200	159,273
Industrias Penoles SAB de CV
4.750% 8/06/50 (a)	200,000	159,180
Infraestructura Energetica Nova SAPI de CV
4.875% 1/14/48 (a)	300,000	226,155
Mexico City Airport Trust
5.500% 7/31/47 (a)	742,000	648,542
Petroleos Mexicanos
4.500% 1/23/26	500,000	446,989
6.500% 3/13/27	850,000	756,268
6.500% 6/02/41	1,210,000	768,248
6.840% 1/23/30	55,000	43,736
8.750% 6/02/29	655,000	592,738
		5,282,637
Oman — 0.8%
Lamar Funding Ltd.
3.958% 5/07/25 (a)	500,000	478,650
Oztel Holdings SPC Ltd.
6.625% 4/24/28 (a)	200,000	207,000
		685,650
Panama — 0.7%
Aeropuerto Internacional de Tocumen SA
4.000% 8/11/41 (a)	200,000	160,123
Banco General SA 10 yr. CMT + 3.665%
5.250% VRN (a) (b)	200,000	172,043
Banco Nacional de Panama
2.500% 8/11/30 (a)	310,000	243,255
		575,421
Paraguay — 0.2%
Telfon Celuar Del Paragu SA
5.875% 4/15/27 (a)	200,000	183,500
Peru — 0.3%
Consorcio Transmantaro SA
4.700% 4/16/34 (a)	200,000	185,204
Lima Metro Line 2 Finance Ltd.
5.875% 7/05/34 (a)	91,777	89,253
		274,457
Philippines — 1.2%
Globe Telecom, Inc.
3.000% 7/23/35 (a)	400,000	298,256
International Container Terminal Services, Inc.
4.750% 6/17/30 (a)	400,000	385,700

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Manila Water Co., Inc.
4.375% 7/30/30 (a)	$300,000	$274,650
		958,606
Qatar — 1.0%
Ooredoo International Finance Ltd.
2.625% 4/08/31 (a)	260,000	223,786
QatarEnergy
2.250% 7/12/31 (a)	300,000	251,511
3.125% 7/12/41 (a)	450,000	344,604
		819,901
Republic of Korea — 0.3%
POSCO
5.750% 1/17/28 (a) (c)	200,000	202,897
Saudi Arabia — 1.1%
Saudi Arabian Oil Co.
3.500% 4/16/29 (a)	200,000	184,040
4.250% 4/16/39 (a)	800,000	703,432
		887,472
South Africa — 0.2%
Transnet SOC Ltd.
8.250% 2/06/28 (a)	200,000	194,250
Tanzania, United Republic Of — 0.2%
HTA Group Ltd.
7.000% 12/18/25 (a)	200,000	188,880
Thailand — 1.1%
Bangkok Bank PCL
5 yr. CMT + 2.150% 3.466% VRN 9/23/36 (a)	200,000	162,774
5 yr. CMT + 1.900% 3.733% VRN 9/25/34 (a)	375,000	317,884
Thaioil Treasury Center Co. Ltd.
3.500% 10/17/49 (a)	200,000	126,773
3.500% 10/17/49 (a)	425,000	269,392
		876,823
United Arab Emirates — 0.8%
DP World Crescent Ltd.
3.875% 7/18/29 (a)	300,000	283,822
Emirates NBD Bank PJSC 6 yr. CMT + 3.656%
6.125% VRN (a) (b)	200,000	197,055
Ruwais Power Co. PJSC
6.000% 8/31/36 (a)	200,000	207,500
		688,377
United States — 0.9%
Hyundai Capital America
5.600% 3/30/28 (a)	175,000	174,085
International Bank for Reconstruction & Development
0.000% 3/31/27	275,000	248,211

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
LCPR Senior Secured Financing DAC
5.125% 7/15/29 (a)	$400,000	$336,114
		758,410
Venezuela — 0.6%
Petroleos de Venezuela SA
5.375% 4/12/27 (a) (d)	900,000	27,279
6.000% 5/16/24 (a) (d)	2,400,000	84,000
6.000% 11/15/26 (a) (d)	1,750,000	54,250
8.500% 10/27/20 (a) (d)	250,000	98,750
9.000% 11/17/21 (a) (d)	4,990,000	174,650
9.750% 5/17/35 (a) (d)	150,000	5,325
12.750% 2/17/22 (a) (d)	1,500,000	54,000
		498,254

TOTAL CORPORATE DEBT (Cost $26,485,032)		21,221,732

SOVEREIGN DEBT OBLIGATIONS — 69.3%
Albania — 1.7%
Albania Government International Bonds
3.500% 6/16/27 EUR (a) (e)	190,000	190,742
3.500% 11/23/31 EUR (a) (e)	600,000	542,947
3.500% 11/23/31 EUR (a) (e)	590,000	533,897
5.900% 6/09/28 EUR (a) (e)	130,000	138,593
		1,406,179
Angola — 2.2%
Angolan Government International Bonds
8.000% 11/26/29 (a)	400,000	338,540
8.250% 5/09/28 (a)	925,000	819,088
9.125% 11/26/49 (a)	300,000	231,000
9.500% 11/12/25 (a)	400,000	390,262
		1,778,890
Argentina — 1.1%
Argentina Government International Bonds
0.000% 12/15/35	845,000	8,889
0.500% STEP 7/09/30	396,224	131,573
1.500% STEP 7/09/35	649,923	193,877
3.875% STEP 1/09/38	1,677,891	591,497
		925,836
Azerbaijan — 0.3%
Azerbaijan International Bonds
3.500% 9/01/32 (a)	300,000	256,163
Bahamas — 0.7%
Bahamas Government International Bonds
6.000% 11/21/28 (a)	675,000	538,313
Bahrain — 2.2%
Bahrain Government International Bonds
5.625% 5/18/34 (a)	700,000	608,724
6.750% 9/20/29 (a)	350,000	347,095

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
7.000% 10/12/28 (a)	$675,000	$690,822
7.500% 9/20/47 (a)	200,000	181,634
		1,828,275
Barbados — 0.1%
Barbados Government International Bonds
6.500% 10/01/29 (a)	75,000	70,035
Bermuda — 0.5%
Bermuda Government International Bonds
5.000% 7/15/32 (a)	400,000	390,000
Brazil — 1.1%
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/29 BRL (e)	650,000	126,225
10.000% 1/01/31 BRL (e)	3,100,000	598,060
Brazilian Government International Bonds
5.000% 1/27/45	240,000	186,823
		911,108
Bulgaria — 0.4%
Bulgaria Government International Bonds
4.500% 1/27/33 EUR (a) (e)	310,000	334,509
Chile — 0.7%
Chile Government International Bonds
3.500% 1/31/34	200,000	176,018
4.000% 1/31/52	200,000	162,892
4.950% 1/05/36 (f)	200,000	197,321
		536,231
Colombia — 3.2%
Colombia Government International Bonds
3.000% 1/30/30	600,000	465,920
3.125% 4/15/31	400,000	301,200
4.125% 5/15/51	725,000	432,510
4.500% 1/28/26	200,000	190,235
5.000% 6/15/45	350,000	243,003
5.625% 2/26/44	400,000	297,103
Colombia TES
7.000% 3/26/31 COP (e)	3,359,800,000	678,811
		2,608,782
Costa Rica — 0.2%
Costa Rica Government International Bonds
5.625% 4/30/43 (a)	200,000	171,464
Dominican Republic — 4.7%
Dominican Republic International Bonds
4.500% 1/30/30 (a)	355,000	310,678
4.875% 9/23/32 (a)	650,000	552,431
4.875% 9/23/32 (a)	1,075,000	913,636
5.500% 2/22/29 (a)	165,000	154,180
5.875% 1/30/60 (a)	1,175,000	907,617
6.500% 2/15/48 (a)	300,000	258,475
6.850% 1/27/45 (a)	625,000	565,747

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
7.050% 2/03/31 (a)	$150,000	$149,398
		3,812,162
Ecuador — 1.1%
Ecuador Government International Bonds
0.000% 7/31/30 (a)	165,446	47,629
1.500% STEP 7/31/40 (a)	408,900	126,146
2.500% STEP 7/31/35 (a)	50,000	17,226
2.500% STEP 7/31/35 (a)	828,550	285,459
5.500% STEP 7/31/30 (a)	927,100	445,776
		922,236
Egypt — 1.1%
Egypt Government International Bonds
5.875% 2/16/31 (a)	200,000	109,640
7.600% 3/01/29 (a)	275,000	177,403
8.500% 1/31/47 (a)	550,000	290,895
8.500% 1/31/47 (a)	640,000	338,496
		916,434
El Salvador — 1.1%
El Salvador Government International Bonds
5.875% 1/30/25 (a)	590,000	520,334
6.375% 1/18/27 (a)	125,000	86,714
7.650% 6/15/35 (a)	100,000	58,654
7.650% 6/15/35 (a)	360,000	211,154
		876,856
Ghana — 0.2%
Ghana Government International Bonds
10.750% 10/14/30 (a)	200,000	133,720
Guatemala — 1.2%
Guatemala Government Bonds
4.875% 2/13/28 (a)	400,000	379,711
5.250% 8/10/29 (a)	200,000	190,061
5.375% 4/24/32 (a)	200,000	189,378
Guatemala Government International Bonds
6.600% 6/13/36 (a)	200,000	201,109
		960,259
India — 2.0%
Export-Import Bank of India
2.250% 1/13/31 (a)	200,000	160,853
2.250% 1/13/31 (a)	205,000	164,874
3.250% 1/15/30 (a)	1,500,000	1,321,815
		1,647,542
Indonesia — 6.0%
Indonesia Government International Bonds
4.550% 1/11/28	200,000	197,238
4.625% 4/15/43 (a)	1,400,000	1,325,218
Indonesia Treasury Bonds
6.125% 5/15/28 IDR (e)	8,304,000,000	556,094

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Perusahaan Penerbit SBSN Indonesia III
2.800% 6/23/30 (a)	$650,000	$573,088
3.800% 6/23/50 (a)	200,000	157,581
4.450% 2/20/29 (a)	775,000	761,374
4.550% 3/29/26 (a)	1,350,000	1,338,595
		4,909,188
Ivory Coast — 2.8%
Ivory Coast Government International Bonds
4.875% 1/30/32 EUR (a) (e)	250,000	211,928
6.125% 6/15/33 (a)	1,925,000	1,684,298
6.625% 3/22/48 EUR (a) (e)	525,000	405,049
		2,301,275
Jamaica — 1.2%
Jamaica Government International Bonds
6.750% 4/28/28	200,000	208,517
8.000% 3/15/39	500,000	595,515
8.000% 3/15/39	175,000	208,430
		1,012,462
Jordan — 2.1%
Jordan Government International Bonds
5.850% 7/07/30 (a)	1,200,000	1,098,000
7.500% 1/13/29 (a) (c)	400,000	399,240
7.750% 1/15/28 (a)	240,000	244,099
		1,741,339
Kenya — 0.6%
Kenya Government International Bonds
7.250% 2/28/28 (a)	600,000	519,010
Mexico — 1.1%
Mexico Government International Bonds
6.350% 2/09/35	380,000	399,491
7.750% 5/29/31 MXN (e)	9,700,000	535,741
		935,232
Morocco — 2.1%
Morocco Government International Bonds
3.000% 12/15/32 (a)	600,000	474,000
3.000% 12/15/32 (a)	425,000	335,750
4.000% 12/15/50 (a)	1,000,000	672,000
6.500% 9/08/33 (a)	240,000	246,600
		1,728,350
Nigeria — 0.8%
Nigeria Government International Bonds
7.875% 2/16/32 (a)	750,000	627,849
Oman — 3.6%
Oman Government International Bonds
4.750% 6/15/26 (a)	600,000	582,761
4.750% 6/15/26 (a)	350,000	339,944

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.375% 3/08/27 (a)	$200,000	$196,140
5.625% 1/17/28 (a)	200,000	197,669
6.000% 8/01/29 (a)	200,000	199,802
6.500% 3/08/47 (a)	390,000	362,700
6.750% 10/28/27 (a)	200,000	206,520
6.750% 10/28/27 (a)	400,000	413,040
6.750% 1/17/48 (a)	300,000	287,743
7.000% 1/25/51 (a)	200,000	197,638
		2,983,957
Pakistan — 0.3%
Pakistan Government International Bonds
7.875% 3/31/36 (a)	562,000	255,710
Panama — 3.0%
Pakistan Government International Bonds
2.252% 9/29/32 (c)	1,050,000	801,325
4.500% 1/19/63	360,000	262,754
6.400% 2/14/35	1,350,000	1,406,469
		2,470,548
Paraguay — 1.6%
Pakistan Government International Bonds
4.950% 4/28/31 (a)	400,000	383,745
5.400% 3/30/50 (a)	200,000	170,604
5.400% 3/30/50 (a)	600,000	511,813
Paraguay Government International Bonds
5.850% 8/21/33 (a) (f)	200,000	199,970
		1,266,132
Peru — 1.1%
Peruvian Government International Bonds
2.780% 12/01/60	670,000	408,070
3.300% 3/11/41	300,000	230,898
3.550% 3/10/51	130,000	97,177
6.150% 8/12/32 PEN (a) (e)	530,000	139,429
		875,574
Philippines — 1.0%
Philippines Government International Bonds
2.650% 12/10/45	900,000	604,802
4.625% 7/17/28	200,000	200,247
		805,049
Poland — 0.5%
Poland Government International Bonds
3.875% 2/14/33 EUR (a) (e)	230,000	248,757
5.500% 4/04/53	120,000	120,673
		369,430
Qatar — 1.4%
Qatar Government International Bonds
4.400% 4/16/50 (a)	200,000	181,750
4.400% 4/16/50 (a)	200,000	181,750

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.817% 3/14/49 (a)	$800,000	$767,936
		1,131,436
Republic of Korea — 0.5%
Export-Import Bank of Korea
5.000% 1/11/28	200,000	200,485
5.125% 1/11/33	200,000	204,390
		404,875
Romania — 1.8%
Romania Government International Bonds
2.625% 12/02/40 EUR (a) (e)	50,000	33,084
2.875% 4/13/42 EUR (a) (e)	125,000	83,545
3.000% 2/14/31 (a)	174,000	144,018
3.000% 2/14/31 (a)	300,000	248,307
3.375% 1/28/50 EUR (a) (e)	450,000	306,699
4.000% 2/14/51 (a)	160,000	114,000
4.000% 2/14/51 (a)	722,000	514,425
		1,444,078
Saudi Arabia — 1.0%
Saudi Government International Bonds
2.750% 2/03/32 (a)	200,000	172,001
3.750% 1/21/55 (a)	400,000	301,856
5.000% 4/17/49 (a)	400,000	371,696
		845,553
Senegal — 2.3%
Senegal Government International Bonds
4.750% 3/13/28 EUR (a) (e)	300,000	281,205
6.250% 5/23/33 (a)	200,000	166,954
6.250% 5/23/33 (a)	1,750,000	1,460,851
		1,909,010
Serbia — 1.3%
Senegal Government International Bonds
2.125% 12/01/30 (a)	1,100,000	843,850
6.250% 5/26/28 (a)	240,000	238,800
		1,082,650
South Africa — 1.7%
South Africa Government Bonds
8.000% 1/31/30 ZAR (e)	5,835,000	273,703
South Africa Government International Bonds
5.650% 9/27/47	210,000	148,167
5.875% 4/20/32	425,000	375,912
6.250% 3/08/41	400,000	323,000
7.300% 4/20/52	360,000	301,990
		1,422,772
Sri Lanka — 1.3%
Sri Lanka Government International Bonds
6.125% 6/03/25 (a)	200,000	93,911

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.125% 6/03/25 (a)	$500,000	$234,777
6.825% 7/18/26 (a)	200,000	92,997
6.850% 11/03/25 (a)	1,400,000	656,634
		1,078,319
Suriname — 0.6%
Suriname Government International Bonds
9.250% 10/26/26 (a)	631,000	523,730
Turkey — 2.6%
Turkey Government International Bonds
4.250% 4/14/26	200,000	178,445
4.875% 10/09/26	400,000	356,440
4.875% 4/16/43	450,000	288,081
6.000% 1/14/41	350,000	256,980
8.600% 9/24/27	275,000	270,050
9.375% 3/14/29	325,000	325,504
9.375% 1/19/33	230,000	230,277
9.875% 1/15/28	200,000	203,564
		2,109,341
Uruguay — 0.5%
Uruguay Government International Bonds
5.750% 10/28/34	355,000	383,273
Venezuela — 0.2%
Venezuela Government International Bonds
7.750% 10/13/19 (a) (d)	1,000,000	52,500
9.250% 9/15/27 (d)	300,000	25,500
11.750% 10/21/26 (a) (d)	300,000	26,250
12.750% 8/23/22 (a) (d)	255,000	21,675
		125,925
Zambia — 0.5%
Zambia Government International Bonds
5.375% 9/20/22 (a) (d)	825,000	429,000

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $65,378,230)		56,716,061

TOTAL BONDS & NOTES (Cost $91,863,262)		77,937,793

TOTAL LONG-TERM INVESTMENTS (Cost $91,863,262)		77,937,793

	Number of Shares
SHORT-TERM INVESTMENTS — 4.8%
Investment of Cash Collateral from Securities Loaned — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	859,575	859,575
Mutual Fund — 2.3%
T. Rowe Price Government Reserve Investment Fund	1,913,825	1,913,825

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (h)	$1,002,123	$1,002,123
U.S. Treasury Bill — 0.2%
U.S. Treasury Bills
4.858% 8/31/23 (i) (j)	120,000	118,985
5.088% 8/31/23 (i) (j)	35,000	34,704
		153,689

TOTAL SHORT-TERM INVESTMENTS (Cost $3,929,277)		3,929,212

TOTAL INVESTMENTS — 100.0% (Cost $95,792,539) (k)		81,867,005

Other Assets/(Liabilities) — (0.0)%		(4,679)

NET ASSETS — 100.0%		$81,862,326

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $58,208,515 or 71.11% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $1,558,666 or 1.90% of net assets. The Fund received $737,715 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2023, these securities amounted to a value of $1,053,179 or 1.29% of net assets.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $1,002,250. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $1,022,232.
(i)	The rate shown represents yield-to-maturity.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives.
(k)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/05/23	USD	81,418	BRL	394,552	$(66)
Barclays Bank PLC	7/14/23	MXN	1,759,256	USD	$102,648	(48)
Barclays Bank PLC	8/25/23	USD	99,185	EUR	91,000	(363)
Barclays Bank PLC	10/13/23	USD	100,898	MXN	1,759,256	31
BNP Paribas SA	7/14/23	ZAR	1,879,686	USD	97,028	2,756
BNP Paribas SA	7/14/23	MXN	380,051	USD	21,865	300
BNP Paribas SA	8/25/23	USD	3,160,773	EUR	2,887,908	1,565
BNP Paribas SA	9/08/23	USD	110,154	COP	503,283,894	(8,351)
Citibank N.A.	7/07/23	USD	127,346	PEN	481,000	(5,218)
Citibank N.A.	7/07/23	IDR	770,437,805	USD	51,373	14
Citibank N.A.	7/14/23	USD	102,106	MXN	1,871,972	(7,068)
Citibank N.A.	8/25/23	USD	139,874	EUR	130,000	(2,339)
Citibank N.A.	9/08/23	USD	250,559	COP	1,132,388,762	(16,076)
Citibank N.A.	10/06/23	USD	51,304	IDR	770,437,805	(48)
Goldman Sachs International	7/07/23	IDR	672,759,336	USD	45,020	(148)
Goldman Sachs International	7/14/23	MXN	3,283,863	USD	191,462	54
Goldman Sachs International	9/08/23	USD	57,075	COP	243,939,000	(363)
Goldman Sachs International	10/06/23	USD	44,975	IDR	672,759,336	133
Goldman Sachs International	10/13/23	USD	188,221	MXN	3,283,863	(58)
HSBC Bank USA	7/07/23	USD	95,565	IDR	1,443,197,141	(694)
HSBC Bank USA	7/14/23	USD	118,597	MXN	2,183,967	(8,773)
HSBC Bank USA	9/05/23	USD	247,067	BRL	1,250,602	(11,210)
Morgan Stanley & Co. LLC	7/14/23	USD	278,516	MXN	5,120,394	(20,108)
Morgan Stanley & Co. LLC	7/14/23	MXN	2,111,108	USD	122,985	136
Morgan Stanley & Co. LLC	9/05/23	USD	247,067	BRL	1,250,602	(11,210)
Morgan Stanley & Co. LLC	9/08/23	USD	147,434	COP	671,045,193	(10,572)
Morgan Stanley & Co. LLC	10/13/23	USD	120,884	MXN	2,111,108	(156)
UBS AG	7/07/23	PEN	481,000	USD	132,855	(291)
UBS AG	7/14/23	USD	398,983	ZAR	7,354,861	8,547
UBS AG	9/08/23	USD	83,270	COP	377,462,921	(5,608)
UBS AG	10/06/23	USD	131,980	PEN	481,000	322
						$(94,910)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Ultra Bond	9/20/23	29	$3,908,924	$41,420
Short
U.S. Treasury Note 10 Year	9/20/23	49	$(5,582,931)	$81,915

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian New Sol
USD	U.S. Dollar
ZAR	South African Rand

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 98.7%
Basic Materials — 1.0%
Chemicals — 0.8%
Air Products & Chemicals, Inc.	313	$93,753
CF Industries Holdings, Inc.	3,217	223,324
FMC Corp.	899	93,802
Linde PLC	26,926	10,260,960
Nutrien Ltd.	142,702	8,426,553
RPM International, Inc.	1,841	165,193
Sherwin-Williams Co.	1,690	448,729
		19,712,314
Iron & Steel — 0.0%
Steel Dynamics, Inc.	900	98,037
Mining — 0.2%
Freeport-McMoRan, Inc.	112,559	4,502,360
Newmont Corp.	2,400	102,384
		4,604,744
		24,415,095
Communications — 13.7%
Advertising — 0.2%
Trade Desk, Inc. Class A (a)	64,508	4,981,308
Internet — 12.2%
Alphabet, Inc. Class A (a)	446,248	53,415,886
Alphabet, Inc. Class C (a)	364,098	44,044,935
Amazon.com, Inc. (a)	731,414	95,347,129
Booking Holdings, Inc. (a)	6,216	16,785,251
Coupang, Inc. (a)	288,027	5,011,670
Gen Digital, Inc.	19,800	367,290
Match Group, Inc. (a)	64,618	2,704,263
Meta Platforms, Inc. Class A (a)	123,214	35,359,954
Netflix, Inc. (a)	32,659	14,385,963
Pinterest, Inc. Class A (a)	232,195	6,348,211
Shopify, Inc. Class A (a)	81,357	5,255,662
Spotify Technology SA (a)	31,885	5,119,137
		284,145,351
Media — 0.2%
Charter Communications, Inc. Class A (a)	520	191,033
Comcast Corp. Class A	6,124	254,452

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Walt Disney Co. (a)	51,069	$4,559,440
		5,004,925
Telecommunications — 1.1%
Arista Networks, Inc. (a)	1,645	266,589
AT&T, Inc.	6,851	109,273
Cisco Systems, Inc.	4,881	252,543
T-Mobile U.S., Inc. (a)	143,334	19,909,092
Verizon Communications, Inc.	153,088	5,693,343
		26,230,840
		320,362,424
Consumer, Cyclical — 6.2%
Airlines — 0.0%
Alaska Air Group, Inc. (a)	800	42,544
Southwest Airlines Co.	4,761	172,396
United Airlines Holdings, Inc. (a)	2,400	131,688
		346,628
Apparel — 0.1%
NIKE, Inc. Class B	8,505	938,697
Auto Manufacturers — 2.0%
Cummins, Inc.	31,099	7,624,231
Ferrari NV	23,771	7,730,567
General Motors Co.	103,515	3,991,538
PACCAR, Inc.	2,821	235,977
Rivian Automotive, Inc. Class A (a) (b)	512,038	8,530,553
Tesla, Inc. (a)	70,263	18,392,745
		46,505,611
Auto Parts & Equipment — 0.0%
Aptiv PLC (a)	2,595	264,924
Magna International, Inc. (b)	2,582	145,728
		410,652
Distribution & Wholesale — 0.0%
Copart, Inc. (a)	1,996	182,055
Home Builders — 0.0%
NVR, Inc. (a)	51	323,881
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd. (a)	2,662	276,156
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	2,566	373,481
Las Vegas Sands Corp. (a)	102,154	5,924,932
Marriott International, Inc. Class A	798	146,585
Wynn Resorts Ltd.	2,093	221,042
		6,666,040

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 3.8%
AutoZone, Inc. (a)	2,446	$6,098,759
Bath & Body Works, Inc.	33,746	1,265,475
Best Buy Co., Inc.	33,586	2,752,373
Burlington Stores, Inc. (a)	1,530	240,807
Chipotle Mexican Grill, Inc. (a)	4,952	10,592,328
Costco Wholesale Corp.	2,226	1,198,434
Dollar General Corp.	1,687	286,419
Dollar Tree, Inc. (a)	1,551	222,568
Floor & Decor Holdings, Inc. Class A (a)	28,603	2,973,568
Genuine Parts Co.	800	135,384
Home Depot, Inc.	16,747	5,202,288
Lowe's Cos., Inc.	1,870	422,059
Lululemon Athletica, Inc. (a)	6,718	2,542,763
McDonald's Corp.	44,345	13,232,991
O'Reilly Automotive, Inc. (a)	3,906	3,731,402
Ross Stores, Inc.	63,630	7,134,832
Starbucks Corp.	5,123	507,484
Target Corp.	37,090	4,892,171
TJX Cos., Inc.	41,395	3,509,882
Ulta Beauty, Inc. (a)	19,256	9,061,777
Walmart, Inc.	81,436	12,800,110
		88,803,874
		144,453,594
Consumer, Non-cyclical — 21.2%
Agriculture — 0.9%
Altria Group, Inc.	7,203	326,296
Darling Ingredients, Inc. (a)	1,454	92,751
Philip Morris International, Inc.	206,438	20,152,477
		20,571,524
Beverages — 1.1%
Coca-Cola Co.	145,368	8,754,061
Constellation Brands, Inc. Class A	27,005	6,646,741
Keurig Dr Pepper, Inc.	11,772	368,110
Monster Beverage Corp. (a)	7,068	405,986
PepsiCo, Inc.	45,772	8,477,890
		24,652,788
Biotechnology — 1.5%
Amgen, Inc.	47,143	10,466,689
Apellis Pharmaceuticals, Inc. (a)	1,100	100,210
Argenx SE ADR (a)	12,348	4,812,386
Biogen, Inc. (a)	821	233,862
Gilead Sciences, Inc.	3,937	303,425
Illumina, Inc. (a)	713	133,680
Legend Biotech Corp. ADR (a)	20,045	1,383,706
Moderna, Inc. (a)	732	88,938
Regeneron Pharmaceuticals, Inc. (a)	10,704	7,691,252
Vertex Pharmaceuticals, Inc. (a)	27,801	9,783,450
		34,997,598

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 1.1%
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $1,171,890) (a) (c) (d) (e)	307,471	$541,149
Booz Allen Hamilton Holding Corp.	34,583	3,859,463
Cintas Corp.	5,319	2,643,969
CoStar Group, Inc. (a)	1,003	89,267
FleetCor Technologies, Inc. (a)	17,475	4,387,623
Global Payments, Inc.	25,545	2,516,693
MarketAxess Holdings, Inc.	400	104,568
Moody's Corp.	1,106	384,578
S&P Global, Inc.	1,493	598,529
Service Corp. International	52,551	3,394,269
TransUnion	64,286	5,035,522
United Rentals, Inc.	133	59,234
Verisk Analytics, Inc.	12,997	2,937,712
WillScot Mobile Mini Holdings Corp. (a)	835	39,905
		26,592,481
Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	36,477	2,810,188
elf Beauty, Inc. (a)	900	102,807
Estee Lauder Cos., Inc. Class A	21,869	4,294,634
Kenvue, Inc. (a)	204,151	5,393,669
Procter & Gamble Co.	164,352	24,938,773
		37,540,071
Food — 1.6%
General Mills, Inc.	91,102	6,987,523
Hershey Co.	13,923	3,476,573
Kraft Heinz Co.	167,412	5,943,126
Mondelez International, Inc. Class A	278,987	20,349,312
Sysco Corp.	3,218	238,776
Tyson Foods, Inc. Class A	1,500	76,560
		37,071,870
Health Care – Products — 3.2%
Abbott Laboratories	5,242	571,483
Align Technology, Inc. (a)	5,822	2,058,892
Avantor, Inc. (a)	151,636	3,114,603
Baxter International, Inc.	8,200	373,592
Boston Scientific Corp. (a)	2,620	141,716
Danaher Corp.	67,497	16,199,280
Dentsply Sirona, Inc.	3,700	148,074
GE HealthCare Technologies, Inc. (a)	105,710	8,587,880
Intuitive Surgical, Inc. (a)	44,037	15,058,012
Medtronic PLC	55,759	4,912,368
Steris PLC	13,127	2,953,313
Stryker Corp.	12,911	3,939,017
Teleflex, Inc.	1,500	363,045
Thermo Fisher Scientific, Inc.	29,451	15,366,059
West Pharmaceutical Services, Inc.	288	110,151
Zimmer Biomet Holdings, Inc.	3,116	453,690
		74,351,175

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 4.5%
Charles River Laboratories International, Inc. (a)	664	$139,606
Elevance Health, Inc.	75,397	33,498,133
HCA Healthcare, Inc.	46,565	14,131,547
Humana, Inc.	31,593	14,126,178
ICON PLC (a)	400	100,080
IQVIA Holdings, Inc. (a)	483	108,564
Molina Healthcare, Inc. (a)	11,925	3,592,287
Quest Diagnostics, Inc.	18,059	2,538,373
UnitedHealth Group, Inc.	77,194	37,102,524
		105,337,292
Household Products & Wares — 0.0%
Avery Dennison Corp.	904	155,307
Kimberly-Clark Corp.	582	80,351
		235,658
Pharmaceuticals — 5.7%
AbbVie, Inc.	9,729	1,310,788
AmerisourceBergen Corp.	126,037	24,253,300
AstraZeneca PLC Sponsored ADR	132,286	9,467,709
Becton Dickinson & Co.	40,314	10,643,299
Bristol-Myers Squibb Co.	2,033	130,010
Cigna Group	29,966	8,408,459
Dexcom, Inc. (a)	3,514	451,584
Eli Lilly & Co.	60,915	28,567,917
Johnson & Johnson	145,517	24,085,974
McKesson Corp.	11,764	5,026,875
Merck & Co., Inc.	146,353	16,887,673
Novo Nordisk AS Sponsored ADR	2,249	363,956
Pfizer, Inc.	14,062	515,794
Viatris, Inc.	39,531	394,519
Zoetis, Inc.	20,808	3,583,346
		134,091,203
		495,441,660
Energy — 3.8%
Energy – Alternate Sources — 0.0%
Enphase Energy, Inc. (a)	465	77,878
First Solar, Inc. (a)	358	68,052
SolarEdge Technologies, Inc. (a)	415	111,656
		257,586
Oil & Gas — 2.8%
Chesapeake Energy Corp.	700	58,576
Chevron Corp.	112,970	17,775,830
ConocoPhillips	9,553	989,786
EOG Resources, Inc.	4,345	497,242
EQT Corp.	266,838	10,975,047
Exxon Mobil Corp.	220,501	23,648,732
Hess Corp.	2,793	379,708
Marathon Petroleum Corp.	3,514	409,732
Pioneer Natural Resources Co.	1,004	208,009
Range Resources Corp.	233,592	6,867,605

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Southwestern Energy Co. (a)	388,575	$2,335,336
Suncor Energy, Inc. (b)	4,300	126,076
Valero Energy Corp.	1,300	152,490
		64,424,169
Oil & Gas Services — 0.4%
Halliburton Co.	43,720	1,442,323
Nov, Inc.	71,146	1,141,182
Schlumberger NV	151,700	7,451,504
		10,035,009
Pipelines — 0.6%
Kinder Morgan, Inc.	480,884	8,280,822
Williams Cos., Inc.	163,890	5,347,731
		13,628,553
		88,345,317
Financial — 14.3%
Banks — 4.5%
Bank of America Corp.	774,222	22,212,429
Citigroup, Inc.	8,615	396,635
East West Bancorp, Inc.	25,718	1,357,653
Fifth Third Bancorp	13,678	358,500
Goldman Sachs Group, Inc.	27,870	8,989,190
Huntington Bancshares, Inc.	24,790	267,236
JP Morgan Chase & Co.	225,954	32,862,750
Morgan Stanley	8,120	693,448
PNC Financial Services Group, Inc.	105,911	13,339,491
Regions Financial Corp.	2,700	48,114
The Bank of New York Mellon Corp.	6,007	267,432
Truist Financial Corp.	2,300	69,805
U.S. Bancorp	250,673	8,282,236
Wells Fargo & Co.	387,105	16,521,641
Western Alliance Bancorp	1,700	61,999
		105,728,559
Diversified Financial Services — 3.4%
American Express Co.	59,004	10,278,497
Apollo Global Management, Inc.	3,519	270,294
BlackRock, Inc.	334	230,841
Capital One Financial Corp.	894	97,777
Cboe Global Markets, Inc.	18,428	2,543,248
Charles Schwab Corp.	70,702	4,007,389
CME Group, Inc.	1,665	308,508
Discover Financial Services	1,000	116,850
Intercontinental Exchange, Inc.	4,316	488,053
Maplebear, Inc., (Non-Voting) (Acquired 8/07/20, Cost $14,781) (a) (c) (d) (e)	319	10,368
Maplebear, Inc., (Voting) (Acquired 8/07/20, Cost $282,637) (a) (c) (d) (e)	6,100	198,250
Mastercard, Inc. Class A	59,177	23,274,314
Visa, Inc. Class A	157,338	37,364,628
		79,189,017

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 5.1%
American International Group, Inc.	13,984	$804,639
Berkshire Hathaway, Inc. Class B (a)	91,109	31,068,169
Chubb Ltd.	106,663	20,539,027
Corebridge Financial, Inc.	189,443	3,345,563
Equitable Holdings, Inc.	14,124	383,608
Hartford Financial Services Group, Inc.	110,469	7,955,978
Marsh & McLennan Cos., Inc.	2,098	394,592
MetLife, Inc.	321,810	18,191,919
Progressive Corp.	133,423	17,661,203
RenaissanceRe Holdings Ltd.	1,690	315,219
The Allstate Corp.	75,122	8,191,303
Travelers Cos., Inc.	59,961	10,412,827
		119,264,047
Private Equity — 0.0%
Ares Management Corp. Class A	2,490	239,912
Real Estate Investment Trusts (REITS) — 1.3%
American Homes 4 Rent Class A	3,182	112,802
American Tower Corp.	2,055	398,547
AvalonBay Communities, Inc.	1,150	217,660
Equinix, Inc.	544	426,463
Equity LifeStyle Properties, Inc.	67,099	4,488,252
Essex Property Trust, Inc.	606	141,986
Extra Space Storage, Inc.	1,091	162,395
Life Storage, Inc.	20,834	2,770,089
Prologis, Inc.	50,070	6,140,084
Public Storage	32,475	9,478,803
Rexford Industrial Realty, Inc.	4,993	260,734
SBA Communications Corp.	1,651	382,636
Simon Property Group, Inc.	1,549	178,879
Sun Communities, Inc.	675	88,060
Welltower, Inc.	3,774	305,279
Weyerhaeuser Co.	143,592	4,811,768
		30,364,437
		334,785,972
Industrial — 8.5%
Aerospace & Defense — 1.2%
Airbus SE	33,614	4,859,083
Boeing Co. (a)	2,399	506,573
General Dynamics Corp.	27,197	5,851,435
Howmet Aerospace, Inc.	900	44,604
L3 Harris Technologies, Inc.	64,263	12,580,767
Northrop Grumman Corp.	8,611	3,924,894
Raytheon Technologies Corp.	5,240	513,310
TransDigm Group, Inc.	574	513,254
		28,793,920
Building Materials — 0.5%
Carrier Global Corp.	188,942	9,392,307
Johnson Controls International PLC	2,069	140,982
Trane Technologies PLC	675	129,100

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vulcan Materials Co.	1,159	$261,285
West Fraser Timber Co. Ltd.	2,486	213,746
		10,137,420
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	78,075	12,638,781
Emerson Electric Co.	900	81,351
		12,720,132
Electronics — 1.4%
Agilent Technologies, Inc.	23,509	2,826,957
Amphenol Corp. Class A	53,310	4,528,684
Honeywell International, Inc.	32,873	6,821,147
Hubbell, Inc.	27,053	8,969,693
TE Connectivity Ltd.	66,986	9,388,758
Trimble, Inc. (a)	4,253	225,154
		32,760,393
Environmental Controls — 0.0%
Republic Services, Inc.	1,085	166,189
Waste Connections, Inc.	2,561	366,044
		532,233
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc.	6,167	577,910
Machinery – Construction & Mining — 0.0%
Caterpillar, Inc.	864	212,587
Machinery – Diversified — 0.6%
Deere & Co.	5,652	2,290,134
Dover Corp.	11,852	1,749,948
Ingersoll Rand, Inc.	6,604	431,637
Otis Worldwide Corp.	3,648	324,709
Rockwell Automation, Inc.	470	154,842
Westinghouse Air Brake Technologies Corp.	88,938	9,753,830
		14,705,100
Miscellaneous - Manufacturing — 2.1%
3M Co.	1,600	160,144
Eaton Corp. PLC	71,918	14,462,710
General Electric Co.	164,617	18,083,177
Siemens AG Registered	26,910	4,479,130
Teledyne Technologies, Inc. (a)	26,016	10,695,438
		47,880,599
Packaging & Containers — 0.0%
Ball Corp.	4,263	248,149
Packaging Corp. of America	597	78,900
Sealed Air Corp.	2,591	103,640
WestRock Co.	3,887	112,995
		543,684

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	800	$182,080
Transportation — 2.1%
Canadian Pacific Kansas City Ltd. (b)	1,038	83,839
CSX Corp.	560,646	19,118,029
FedEx Corp.	11,566	2,867,211
JB Hunt Transport Services, Inc.	1,652	299,062
Norfolk Southern Corp.	24,560	5,569,226
Old Dominion Freight Line, Inc.	25,096	9,279,246
Saia, Inc. (a)	914	312,963
Union Pacific Corp.	53,517	10,950,648
		48,480,224
		197,526,282
Technology — 28.0%
Commercial Services — 0.0%
Celonis SE (Acquired 6/17/21, Cost $435,243) (a) (c) (d) (e)	1,177	262,565
Computers — 6.3%
Accenture PLC Class A	50,783	15,670,618
Apple, Inc.	679,415	131,786,128
Cognizant Technology Solutions Corp. Class A	1,657	108,169
Fortinet, Inc. (a)	6,138	463,971
Pure Storage, Inc. Class A (a)	12,340	454,359
Western Digital Corp. (a)	5,067	192,191
		148,675,436
Semiconductors — 8.9%
Advanced Micro Devices, Inc. (a)	125,512	14,297,072
Analog Devices, Inc.	8,905	1,734,783
Applied Materials, Inc.	92,930	13,432,102
ASML Holding NV	18,556	13,448,461
Broadcom, Inc.	22,423	19,450,383
Entegris, Inc.	2,530	280,375
Intel Corp.	13,800	461,472
KLA Corp.	13,643	6,617,128
Lam Research Corp.	30,286	19,469,658
Lattice Semiconductor Corp. (a)	1,973	189,546
Marvell Technology, Inc.	83,452	4,988,760
Micron Technology, Inc.	198,424	12,522,539
Monolithic Power Systems, Inc.	621	335,483
NVIDIA Corp.	170,536	72,140,139
NXP Semiconductor NV	21,711	4,443,807
ON Semiconductor Corp. (a)	4,385	414,733
QUALCOMM, Inc.	32,741	3,897,489
Skyworks Solutions, Inc.	24,880	2,753,967
Texas Instruments, Inc.	93,007	16,743,120
		207,621,017
Software — 12.8%
Activision Blizzard, Inc. (a)	4,208	354,734
Adobe, Inc. (a)	7,491	3,663,024
Atlassian Corp. Class A Class A (a)	12,178	2,043,590
Autodesk, Inc. (a)	10,795	2,208,765

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Broadridge Financial Solutions, Inc.	19,008	$3,148,295
Cadence Design Systems, Inc. (a)	11,678	2,738,725
Canva, Inc. (Acquired 12/17/21-12/22/21, Cost $872,531) (a) (c) (d) (e)	512	363,300
Ceridian HCM Holding, Inc. (a)	46,952	3,144,376
DocuSign, Inc. (a)	7,627	389,663
Dynatrace, Inc. (a)	88,803	4,570,690
Epic Games, Inc. (Acquired 6/18/20-3/29/21, Cost $2,322,065) (a) (c) (d) (e)	3,487	2,408,297
Fair Isaac Corp. (a)	104	84,158
Fidelity National Information Services, Inc.	61,444	3,360,987
Fiserv, Inc. (a)	263,639	33,258,060
Intuit, Inc.	42,905	19,658,642
Microsoft Corp.	516,497	175,887,888
MongoDB, Inc. (a)	6,047	2,485,257
MSCI, Inc.	400	187,716
Roper Technologies, Inc.	22,113	10,631,930
Salesforce, Inc. (a)	60,167	12,710,880
ServiceNow, Inc. (a)	24,462	13,746,910
Stripe, Inc., Class B (Acquired 12/17/19, Cost $295,694) (a) (c) (d) (e)	18,846	379,370
Synopsys, Inc. (a)	1,638	713,202
The Descartes Systems Group, Inc. (a)	1,883	150,847
Zoom Video Communications, Inc. Class A (a)	770	52,268
		298,341,574
		654,900,592
Utilities — 2.0%
Electric — 2.0%
Ameren Corp.	26,814	2,189,899
CMS Energy Corp.	5,411	317,896
Constellation Energy Corp.	114,872	10,516,532
Dominion Energy, Inc.	15,669	811,498
DTE Energy Co.	13,784	1,516,516
Entergy Corp.	19,953	1,942,824
Evergy, Inc.	55,184	3,223,849
FirstEnergy Corp.	63,764	2,479,144
NextEra Energy, Inc.	112,367	8,337,631
PG&E Corp. (a)	44,569	770,152
Sempra Energy	1,510	219,841
Southern Co.	194,566	13,668,260
WEC Energy Group, Inc.	453	39,973
Xcel Energy, Inc.	987	61,362
		46,095,377

TOTAL COMMON STOCK (Cost $2,035,201,720)		2,306,326,313

PREFERRED STOCK — 0.7%
Consumer, Cyclical — 0.3%
Auto Manufacturers — 0.3%
Dr Ing hc F Porsche AG 0.888%
(f)	39,721	4,929,981
Nuro, Inc., Series C, (Acquired 10/30/20-3/02/21, Cost $1,236,023)
(a) (c) (d) (e)	94,681	587,022

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Nuro, Inc., Series D, (Acquired 10/29/21, Cost $487,977)
(a) (c) (d) (e)	23,409	$145,136
Waymo LLC., Series A-2, (Acquired 5/08/20, Cost $748,934)
(a) (c) (d) (e)	8,722	332,657
		5,994,796
Consumer, Non-cyclical — 0.1%
Commercial Services — 0.1%
Redwood Materials, Inc., Series C, (Acquired 5/28/21, Cost $1,059,705)
(a) (c) (d) (e)	22,355	1,067,135
Redwood Materials, Inc., Series D, (Acquired 6/17/22, Cost $50,373)
(a) (c) (d) (e)	1,241	59,240
		1,126,375
Financial — 0.0%
Investment Companies — 0.0%
Maplebear, Inc., Series A, (Acquired 11/18/20, Cost $53,081)
(a) (c) (d) (e)	870	28,275
Maplebear, Inc., Series G, (Acquired 7/02/20, Cost $599,129)
(a) (c) (d) (e)	12,458	404,885
Maplebear, Inc., Series I, (Acquired 2/26/21, Cost $240,750)
(a) (c) (d) (e)	1,926	62,595
		495,755
Industrial — 0.2%
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $760,988) (a) (c) (d) (e)	18,438	373,923
Electronics — 0.2%
GM Cruise Holdings, LLC, Class F (Acquired 5/07/19, Cost $921,625) (a) (c) (d) (e)	50,500	857,490
GM Cruise Holdings, LLC, Class G (Acquired 1/21/21, Cost $979,851) (a) (c) (d) (e)	37,186	631,418
Sartorius AG 0.4538%	10,785	3,698,444
		5,187,352
		5,561,275
Technology — 0.1%
Software — 0.1%
Canva, Inc., Series A (Acquired 12/17/21, Cost $49,421) (a) (c) (d) (e)	29	20,578
Canva, Inc., Series A-3 (Acquired 12/17/21, Cost $13,633) (a) (c) (d) (e)	8	5,677
Celonis SE, Series D (Acquired 6/17/21-10/04/22, Cost $1,306,468) (a) (c) (d) (e)	3,533	788,142
Formagrid, Inc., Series F (Acquired 12/08/21, Cost $1,130,824) (a) (c) (d) (e)	6,038	396,153

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Rappi, Inc., Series E (Acquired 9/08/20-9/24/20, Cost $1,092,516) (a) (c) (d) (e)	18,286	$658,479
		1,869,029

TOTAL PREFERRED STOCK (Cost $18,020,026)		15,047,230

TOTAL EQUITIES (Cost $2,053,221,746)		2,321,373,543

TOTAL LONG-TERM INVESTMENTS (Cost $2,053,221,746)		2,321,373,543

SHORT-TERM INVESTMENTS — 0.6%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	125,153	125,153
Mutual Fund — 0.5%
T. Rowe Price Government Reserve Investment Fund	12,259,269	12,259,269

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (h)	$997,710	997,710

TOTAL SHORT-TERM INVESTMENTS (Cost $13,382,132)		13,382,132

TOTAL INVESTMENTS — 100.0% (Cost $2,066,603,878) (i)		2,334,755,675

Other Assets/(Liabilities) — 0.0%		1,098,296

NET ASSETS — 100.0%		$2,335,853,971

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $4,591,681 or 0.20% of net assets. The Fund received $4,602,268 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment is valued using significant unobservable inputs.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2023, these securities amounted to a value of $10,582,104 or 0.45% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2023, these securities amounted to a value of $10,582,104 or 0.45% of net assets.
(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $4,929,981 or 0.21% of net assets.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $997,837. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $1,017,683.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 94.6%

CORPORATE DEBT — 0.2%
Health Care – Services — 0.2%
Health Care Service Corp. A Mutual Legal Reserve Co.
1.500% 6/01/25 (a)	$545,000	$499,231

TOTAL CORPORATE DEBT (Cost $516,314)		499,231

MUNICIPAL OBLIGATIONS — 0.4%
California State University, Revenue Bond
0.563% 11/01/24	125,000	117,222
City & County of Denver Co. Airport System Revenue
Revenue Bond, 0.877% 11/15/23	20,000	19,662
Revenue Bond, 1.115% 11/15/24	30,000	28,287
City of Atlanta GA Water & Wastewater Revenue
Revenue Bond, 0.407% 11/01/23	15,000	14,747
Revenue Bond, 0.616% 11/01/24	15,000	14,056
Dallas Area Rapid Transit
Revenue Bond, 0.541% 12/01/23	10,000	9,794
Revenue Bond, 0.761% 12/01/24	10,000	9,368
State of Illinois, General Obligation
2.840% 10/01/23	485,000	481,375
Tobacco Settlement Finance Authority, Revenue Bond
1.497% 6/01/24	65,000	62,391
		756,902

TOTAL MUNICIPAL OBLIGATIONS (Cost $775,000)		756,902

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Other Asset-Backed Securities — 0.1%
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A
3.280% 9/26/33 (a)	33,414	30,896
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A
2.730% 4/25/28 (a)	137,003	135,621
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class A
2.340% 8/20/36 (a)	28,504	27,607
		194,124
Whole Loan Collateral Collateralized Mortgage Obligations — 0.0%
OBX Trust, Series 2020-EXP1, Class 2A1, 1 mo. USD LIBOR + .750%
5.900% FRN 2/25/60 (a)	17,351	16,036
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (a) (b)	11,741	10,660
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (a) (b)	31,921	29,644
Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (a) (b)	7,888	7,222

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (a) (b)	$2,684	$2,571
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (a) (b)	411	407
		66,540

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $271,503)		260,664

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (C) — 0.2%
Collateralized Mortgage Obligations — 0.0%
Government National Mortgage Association Series 2019-65, Class B 3.500% 5/20/49	47,522	44,132
Whole Loans — 0.2%
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2018-C03, Class 1EB2, 1 mo. USD LIBOR + .850% 6.000% FRN 10/25/30	168,809	168,623
Series 2018-C03, Class 1ED2, 1 mo. USD LIBOR + .850% 6.000% FRN 10/25/30	9,521	9,476
Series 2017-C05, Class 1ED3, 1 mo. USD LIBOR + 1.200% 6.350% FRN 1/25/30	6,799	6,790
Series 2017-C06, Class 1M2B, 1 mo. USD LIBOR + 2.650% 7.800% FRN 2/25/30	110,210	111,537
		296,426

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $346,680)		340,558

U.S. TREASURY OBLIGATIONS — 93.7%
U.S. Treasury Bonds & Notes — 93.7%
U.S. Treasury Inflation Index
0.125% 10/15/24	13,914,021	13,420,644
0.125% 4/15/25 (d)	16,253,755	15,461,702
0.125% 10/15/25	12,242,038	11,605,548
0.125% 4/15/26	8,043,829	7,542,111
0.125% 7/15/26	16,296,829	15,307,083
0.125% 10/15/26	14,007,741	13,094,228
0.125% 4/15/27	18,552,255	17,170,257
0.250% 1/15/25	13,525,207	12,965,311
0.375% 7/15/25	12,030,462	11,512,236
0.375% 1/15/27	11,504,174	10,793,364
0.375% 7/15/27	8,216,214	7,701,177
0.625% 1/15/26	9,171,597	8,744,813
1.250% 4/15/28	21,027,202	20,343,818
1.625% 10/15/27	20,117,477	19,819,840
		185,482,132

TOTAL U.S. TREASURY OBLIGATIONS (Cost $194,140,269)		185,482,132

TOTAL BONDS & NOTES (Cost $196,049,766)		187,339,487

TOTAL LONG-TERM INVESTMENTS (Cost $196,049,766)		187,339,487

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 5.3%

Mutual Fund — 4.8%
T. Rowe Price Government Reserve Investment Fund	9,541,025	$9,541,025

	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (e)	$945,902	945,902

TOTAL SHORT-TERM INVESTMENTS (Cost $10,486,927)		10,486,927

TOTAL INVESTMENTS — 99.9% (Cost $206,536,693) (f)		197,826,414

Other Assets/(Liabilities) — 0.1%		157,932

NET ASSETS — 100.0%		$197,984,346

Abbreviation Legend

FRN	Floating Rate Note
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $759,895 or 0.38% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2023.
(c)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(d)	All or a portion of this security is pledged/held as collateral for open derivatives.
(e)	Maturity value of $946,022. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $964,876.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	7/21/23	AUD	1,190,000	USD	792,088	$988
Citibank N.A.	7/21/23	USD	491,198	AUD	725,000	8,022
Citibank N.A.	8/25/23	USD	220,417	GBP	175,000	(1,888)
Goldman Sachs International	7/21/23	USD	517,924	AUD	775,000	1,425
Goldman Sachs International	8/25/23	USD	789,467	GBP	620,000	1,874
HSBC Bank USA	8/25/23	USD	694,186	EUR	635,000	(468)
JP Morgan Chase Bank	8/25/23	EUR	635,000	USD	700,079	(5,425)
UBS AG	8/25/23	GBP	645,000	USD	819,127	224
						$4,752

Centrally Cleared Credit Default Swaps - Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 40†	1.000%	Quarterly	6/20/28	NR*	USD	3,972,000	$59,425	$48,854	$10,571

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 3.135%	Maturity	U.S. Consumer Price Index	Maturity	8/03/23	USD	4,650,000	$303,972	$—	$303,972
Fixed 2.960%	Maturity	U.S. Consumer Price Index	Maturity	8/02/24	USD	1,376,000	86,307	—	86,307
Fixed 2.953%	Maturity	U.S. Consumer Price Index	Maturity	8/03/24	USD	3,133,000	196,331	—	196,331
Fixed 3.113%	Maturity	U.S. Consumer Price Index	Maturity	8/22/24	USD	1,370,000	(6,477)	—	(6,477)
Fixed 3.129%	Maturity	U.S. Consumer Price Index	Maturity	8/22/24	USD	1,370,000	(6,916)	—	(6,916)
							$573,217	$—	$573,217
*	Rating represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody's Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments

	Number of Shares	Value
EQUITIES — 94.8%

COMMON STOCK — 94.2%
Australia — 9.9%
Allkem Ltd. (a)	28,510	$308,018
ALS Ltd.	83,146	620,917
Bellevue Gold Ltd. (a) (b)	337,641	288,453
BHP Group Ltd.	265,132	7,910,751
BlueScope Steel Ltd.	26,517	365,828
Capricorn Metals Ltd. (a)	90,257	245,668
Emerald Resources NL (a) (b)	421,640	576,559
Glencore PLC	458,844	2,602,810
Goodman Group	84,367	1,130,146
IGO Ltd.	49,074	500,879
Newcrest Mining Ltd.	97,660	1,744,890
Northern Star Resources Ltd.	379,589	3,081,527
Pilbara Minerals Ltd. (b)	88,782	292,781
Red 5 Ltd. (a) (b)	2,006,132	256,532
Rio Tinto Ltd.	33,967	2,614,049
Rio Tinto PLC	32,464	2,062,422
Scentre Group	384,576	679,249
South32 Ltd.	276,200	696,579
		25,978,058
Austria — 0.4%
OMV AG	14,895	631,128
voestalpine AG	15,011	539,425
		1,170,553
Belgium — 0.5%
Shurgard Self Storage Ltd.	15,287	698,067
Warehouses De Pauw CVA	22,027	604,221
		1,302,288
Bosnia and Herzegowina — 0.2%
Adriatic Metals PLC (a)	199,427	423,722
Brazil — 1.1%
ERO Copper Corp. (a)	68,044	1,376,546
Minerva SA	205,811	456,909
Suzano SA	49,213	454,492
Wheaton Precious Metals Corp.	16,385	708,584
		2,996,531
Burkina Faso — 0.5%
Endeavour Mining PLC	51,490	1,234,050
Canada — 9.5%
Agnico Eagle Mines Ltd.	11,948	597,161
Agnico Eagle Mines Ltd.	45,766	2,285,277

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Barrick Gold Corp.	70,277	$1,189,790
Calibre Mining Corp. (a)	216,688	227,361
Cameco Corp.	40,600	1,271,998
Canadian Apartment Properties REIT	18,121	695,704
Canadian National Railway Co.	6,270	759,263
Canadian Natural Resources Ltd.	17,990	1,011,432
Canadian Pacific Kansas City Ltd. (b)	9,333	753,826
Filo Corp. (a)	12,121	236,152
Franco-Nevada Corp.	27,820	3,965,046
Granite Real Estate Investment Trust	9,901	585,801
Ivanhoe Mines Ltd. Class A (a) (b)	128,253	1,171,437
K92 Mining, Inc. (a)	80,622	349,935
Karora Resources, Inc. (a)	182,564	558,131
Kinross Gold Corp.	36,660	174,868
MAG Silver Corp. (a)	39,200	436,688
Nutrien Ltd.	17,177	1,014,302
Orla Mining Ltd. (a)	85,968	360,809
Osisko Mining, Inc. (a)	205,442	499,357
Skeena Resources Ltd. (a)	29,354	141,591
StorageVault Canada, Inc. (b)	85,518	377,641
Suncor Energy, Inc. (b)	46,136	1,353,346
Teck Resources Ltd. Class B	42,562	1,791,860
Toromont Industries Ltd.	11,533	947,452
Tourmaline Oil Corp. (b)	7,421	349,665
Wesdome Gold Mines Ltd. (a)	210,711	1,097,495
West Fraser Timber Co. Ltd.	2,397	205,928
Whitecap Resources, Inc. (b)	72,230	505,433
		24,914,749
Chile — 0.1%
Antofagasta PLC	8,494	158,293
China — 0.1%
H World Group Ltd. (a)	87,500	338,526
Egypt — 0.1%
Centamin PLC	256,969	298,851
Faeroe Islands — 0.2%
Bakkafrost PF	7,594	454,344
Finland — 0.5%
Kojamo OYJ	24,026	225,957
Metso Oyj	85,813	1,033,773
		1,259,730
France — 1.3%
Gecina SA	7,340	781,935
TotalEnergies SE	46,590	2,670,188
		3,452,123
Germany — 0.2%
Covestro AG (a) (c)	11,583	601,452
Ghana — 0.2%
Kosmos Energy Ltd. (a)	110,875	664,141

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hong Kong — 1.0%
Hongkong Land Holdings Ltd.	56,000	$218,785
Kerry Properties Ltd.	165,000	342,151
Sun Hung Kai Properties Ltd.	96,000	1,210,834
Wharf Real Estate Investment Co. Ltd.	152,000	760,767
		2,532,537
India — 0.1%
Nexus Select Trust (a)	176,649	230,296
Japan — 2.5%
Hoshino Resorts REIT, Inc.	90	386,364
Industrial & Infrastructure Fund Investment Corp.	400	421,590
Invincible Investment Corp.	1,451	576,974
Katitas Co. Ltd.	31,900	549,099
Kyoritsu Maintenance Co. Ltd.	5,300	201,685
Mitsui Fudosan Co. Ltd.	73,500	1,466,476
Mitsui Fudosan Logistics Park, Inc.	193	670,339
Nippon Steel Corp.	64,900	1,362,349
Sumitomo Metal Mining Co. Ltd.	13,300	428,671
Tokyo Tatemono Co. Ltd.	25,800	332,896
Tokyu REIT, Inc.	210	280,156
		6,676,599
Kazakhstan — 0.3%
NAC Kazatomprom JSC GDR	31,180	837,289
Luxembourg — 0.4%
ArcelorMittal SA	39,624	1,079,536
Mexico — 0.7%
Grupo Mexico SAB de CV Series B	105,451	507,018
Southern Copper Corp.	17,683	1,268,578
		1,775,596
Netherlands — 1.1%
Akzo Nobel NV	6,686	546,317
Shell PLC	78,896	2,349,017
		2,895,334
Norway — 1.1%
Equinor ASA	48,960	1,422,274
Norsk Hydro ASA	256,769	1,526,178
		2,948,452
Portugal — 0.2%
Galp Energia SGPS SA	40,043	468,198
Republic of Korea — 0.4%
Korea Zinc Co. Ltd.	544	202,149
POSCO Holdings, Inc.	2,872	852,279
		1,054,428

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Russia — 0.0%
Alrosa PJSC (a) (d) (e)	688,100	$—
MMC Norlisk Nickel PJSC (d) (e)	2,654	—
Polyus PJSC (a) (d) (e)	2,282	—
		—
Singapore — 0.4%
CapitaLand Integrated Commercial Trust	662,400	936,887
South Africa — 1.8%
Anglo American Platinum Ltd.	10,397	470,122
Anglo American PLC	120,007	3,401,526
Impala Platinum Holdings Ltd.	41,164	275,355
Northam Platinum Holdings Ltd. (a)	70,790	472,647
Sibanye Stillwater Ltd.	119,545	184,626
		4,804,276
Spain — 0.3%
Cellnex Telecom SA (c)	15,424	625,291
Iberdrola SA	18,437	240,822
		866,113
Sweden — 1.2%
Boliden AB	9,887	286,184
Epiroc AB Class A	28,986	549,044
Epiroc AB Class B	25,847	418,046
Sandvik AB	82,461	1,610,183
Svenska Cellulosa AB SCA Class B	28,105	358,520
		3,221,977
United Kingdom — 2.6%
Big Yellow Group PLC	33,106	451,630
BP PLC Sponsored ADR	42,937	1,515,247
Central Asia Metals PLC	202,379	463,379
Derwent London PLC	13,914	362,171
Great Portland Estates PLC	77,821	411,251
InterContinental Hotels Group PLC	6,807	470,066
Persimmon PLC	25,380	330,876
Segro PLC	58,379	532,244
TechnipFMC PLC (a)	72,612	1,206,811
UNITE Group PLC	34,467	381,390
Weir Group PLC	28,920	645,617
		6,770,682
United States — 54.1%
Acadia Realty Trust	93,811	1,349,940
Air Products & Chemicals, Inc.	2,136	639,796
Alaska Air Group, Inc. (a)	7,499	398,797
Alexandria Real Estate Equities, Inc.	14,274	1,619,956
Allegiant Travel Co. (a)	4,823	609,048
Ameren Corp.	5,716	466,826
American Homes 4 Rent Class A	67,207	2,382,488
American Tower Corp.	19,573	3,795,988
Apartment Income REIT Corp.	5,794	209,106

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Apple Hospitality REIT, Inc.	73,256	$1,106,898
AvalonBay Communities, Inc.	17,472	3,306,925
Avery Dennison Corp.	1,892	325,046
Baker Hughes Co.	27,141	857,927
Ball Corp.	9,738	566,849
Cactus, Inc. Class A	8,608	364,291
Camden Property Trust	13,669	1,488,144
Carrier Global Corp.	8,609	427,953
CF Industries Holdings, Inc.	9,003	624,988
ChampionX Corp.	19,100	592,864
Chesapeake Energy Corp.	12,234	1,023,741
Chevron Corp.	12,015	1,890,560
CMS Energy Corp.	6,313	370,889
Comstock Resources, Inc.	28,362	328,999
ConocoPhillips	23,110	2,394,427
Crown Castle, Inc.	11,600	1,321,704
CSX Corp.	22,121	754,326
CubeSmart	49,491	2,210,268
Cummins, Inc.	1,681	412,114
Darling Ingredients, Inc. (a)	16,181	1,032,186
Delta Air Lines, Inc. (a)	19,479	926,032
Dominion Energy, Inc.	7,048	365,016
Douglas Emmett, Inc. (b)	49,830	626,363
EastGroup Properties, Inc.	9,582	1,663,435
EOG Resources, Inc.	15,672	1,793,504
EQT Corp.	33,918	1,395,047
Equinix, Inc.	8,379	6,568,633
Equitrans Midstream Corp.	8,658	82,771
Equity LifeStyle Properties, Inc.	61,345	4,103,367
Equity Residential	47,527	3,135,356
Essex Property Trust, Inc.	10,374	2,430,628
Extra Space Storage, Inc.	3,401	506,239
Exxon Mobil Corp.	24,486	2,626,124
Federal Realty Investment Trust	1,739	168,283
FirstEnergy Corp.	9,437	366,911
FMC Corp.	6,240	651,082
Freeport-McMoRan, Inc.	33,410	1,336,400
Frontier Group Holdings, Inc. (a)	61,005	589,918
Gaming & Leisure Properties, Inc.	22,326	1,081,918
Halliburton Co.	11,972	394,956
Healthcare Realty Trust, Inc.	51,587	972,931
Hess Corp.	16,138	2,193,961
Hilton Worldwide Holdings, Inc.	4,045	588,750
Host Hotels & Resorts, Inc.	30,205	508,350
Hubbell, Inc.	2,465	817,295
Ivanhoe Electric, Inc. (a)	34,947	455,709
JetBlue Airways Corp. (a)	33,313	295,153
Kilroy Realty Corp.	18,916	569,182
Kimco Realty Corp.	25,517	503,195
Life Storage, Inc.	8,509	1,131,357
Linde PLC	3,785	1,442,388
Magnolia Oil & Gas Corp. Class A	24,576	513,638
Marathon Petroleum Corp.	7,647	891,640
Marriott International, Inc. Class A	1,289	236,776
Martin Marietta Materials, Inc.	771	355,963
Newmont Corp.	97,699	4,167,839
NextEra Energy, Inc.	10,193	756,321
Noble Corp. PLC (a)	8,391	346,632

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Norfolk Southern Corp.	5,079	$1,151,714
Nucor Corp.	19,244	3,155,631
Packaging Corp. of America	4,357	575,821
Pebblebrook Hotel Trust (b)	21,194	295,444
PG&E Corp. (a)	27,779	480,021
Pioneer Natural Resources Co.	6,019	1,247,016
PotlatchDeltic Corp.	8,281	437,651
Prologis, Inc.	65,449	8,026,011
Public Storage	15,863	4,630,093
Quanta Services, Inc.	2,825	554,971
Range Resources Corp.	37,304	1,096,738
Rayonier, Inc.	35,570	1,116,898
Regency Centers Corp.	50,852	3,141,128
Reliance Steel & Aluminum Co.	10,061	2,732,467
Rexford Industrial Realty, Inc.	45,076	2,353,869
Royal Gold, Inc.	1,925	220,952
RPM International, Inc.	6,329	567,901
SBA Communications Corp.	11,101	2,572,768
Schlumberger NV	28,520	1,400,902
Schneider Electric SE	3,145	573,230
Sherwin-Williams Co.	2,386	633,531
Shoals Technologies Group, Inc. Class A (a)	18,007	460,259
Simon Property Group, Inc.	32,021	3,697,785
SL Green Realty Corp. (b)	5,632	169,242
SolarEdge Technologies, Inc. (a)	2,492	670,473
Southern Co.	12,225	858,806
Southwest Airlines Co.	17,240	624,260
Southwestern Energy Co. (a)	119,996	721,176
Steel Dynamics, Inc.	23,051	2,510,945
Sun Communities, Inc.	6,421	837,684
Sun Country Airlines Holdings, Inc. (a)	36,393	818,115
Terreno Realty Corp.	36,235	2,177,724
Union Pacific Corp.	5,038	1,030,876
United Airlines Holdings, Inc. (a)	15,440	847,193
Valero Energy Corp.	7,685	901,451
Ventas, Inc.	41,229	1,948,895
Vulcan Materials Co.	5,419	1,221,659
Warrior Met Coal, Inc.	4,977	193,854
Welltower, Inc.	46,369	3,750,788
WestRock Co.	10,389	302,008
Weyerhaeuser Co.	36,846	1,234,709
Williams Cos., Inc.	3,389	110,583
		142,485,349
Vietnam — 0.5%
Hoa Phat Group JSC	1,158,800	1,284,826
Zambia — 0.7%
First Quantum Minerals Ltd.	80,723	1,909,688

TOTAL COMMON STOCK (Cost $258,069,494)		248,025,474

PREFERRED STOCK — 0.6%
United States — 0.6%
Jetti Holdings, Inc., Series C, (Acquired 5/24/21-6/30/21, Cost $130,426)
(a) (d) (e) (f)	2,253	299,406

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
KoBold Metals, Inc., Series B-1, (Acquired 1/10/22, Cost $670,800)
(a) (d) (e) (f)	24,472	$1,046,944
Lilac Solutions, Inc., Series B, (Acquired 9/08/21, Cost $329,342)
(a) (d) (e) (f)	25,087	342,438
		1,688,788

TOTAL PREFERRED STOCK (Cost $1,130,568)		1,688,788

TOTAL EQUITIES (Cost $259,200,062)		249,714,262

MUTUAL FUNDS — 0.6%
United States — 0.6%
SPDR S&P Oil & Gas Exploration & Production ETF (b)	6,166	794,366
VanEck Oil Services ETF (b)	2,574	740,282
		1,534,648

TOTAL MUTUAL FUNDS (Cost $1,339,781)		1,534,648

TOTAL PURCHASED OPTIONS(#) — 0.1% (Cost $106,318)		274,258

TOTAL LONG-TERM INVESTMENTS (Cost $260,646,161)		251,523,168

SHORT-TERM INVESTMENTS — 4.6%
Investment of Cash Collateral from Securities Loaned — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	2,919,396	2,919,396
Mutual Fund — 2.5%
T. Rowe Price Government Reserve Investment Fund	6,538,488	6,538,488

	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (h)	$1,028,172	1,028,172
U.S. Treasury Bill — 0.6%
U.S. Treasury Bills
5.317% 11/09/23 (i) (j)	1,612,000	1,582,040

TOTAL SHORT-TERM INVESTMENTS (Cost $12,068,022)		12,068,096

TOTAL INVESTMENTS — 100.1% (Cost $272,714,183) (k)		263,591,264

Other Assets/(Liabilities) — (0.1)%		(150,810)

NET ASSETS — 100.0%		$263,440,454

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $7,696,539 or 2.92% of net assets. The Fund received $5,088,375 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $1,226,743 or 0.47% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2023, these securities amounted to a value of $1,688,788 or 0.64% of net assets.
(e)	Investment is valued using significant unobservable inputs.
(f)	Restricted security. Certain securities are restricted as to resale. At June 30, 2023, these securities amounted to a value of $1,688,788 or 0.64% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $1,028,302. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $1,048,834.
(i)	The rate shown represents yield-to-maturity.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives.
(k)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
S&P 500 Index	Morgan Stanley & Co. LLC	8/18/23	15,100.00	3	USD	4,530,000	$145,258	$63,618	$81,640
S&P 500 Index	Morgan Stanley & Co. LLC	8/18/23	15,750.00	7	USD	11,025,000	129,000	42,700	86,300
							$274,258	$106,318	$167,940

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/14/23	CAD	1,912,000	USD	1,432,346	$11,135
Bank of America N.A.	7/14/23	PLN	4,122,000	USD	996,657	16,673
BNP Paribas SA	7/14/23	JPY	318,197,799	USD	2,290,371	(82,231)
Citibank N.A.	7/14/23	IDR	14,253,589,000	USD	956,039	(5,411)
Citibank N.A.	7/14/23	AUD	904,307	USD	607,992	(5,438)
Deutsche Bank AG	7/14/23	NOK	11,199,430	USD	1,042,272	1,444
Deutsche Bank AG	7/14/23	INR	117,945,921	USD	1,426,785	10,496
Goldman Sachs International	7/05/23	BRL	14,152,932	USD	2,805,422	150,372
Goldman Sachs International	7/05/23	USD	2,936,780	BRL	14,152,932	(19,013)
UBS AG	7/14/23	CHF	904,809	USD	1,005,377	6,429
Wells Fargo Bank N.A.	7/05/23	BRL	14,152,932	USD	2,936,780	19,013
Wells Fargo Bank N.A.	7/05/23	USD	2,947,115	BRL	14,152,932	(8,678)
Wells Fargo Bank N.A.	7/14/23	GBP	1,358,000	USD	1,709,749	15,005
Wells Fargo Bank N.A.	8/02/23	BRL	8,535,483	USD	1,768,206	5,635
						$115,431

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
Topix Index	9/07/23	7	$1,070,430	$39,519
Nasdaq 100 E Mini Index	9/15/23	6	1,770,154	70,286
Xae Energy	9/15/23	13	1,109,524	4,706
Xap Consumer Staples	9/15/23	23	1,702,287	30,763
S&P ASX 200 Index	9/21/23	12	1,424,511	6,579
				$151,853
Short
Euro Stoxx 50 Index	9/15/23	52	$(2,464,876)	$(47,111)
U.S. Treasury Note 10 Year	9/20/23	27	(3,083,024)	51,852
U.S. Treasury Ultra Bond	9/20/23	9	(1,211,751)	(14,218)
				$(9,477)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 5.610%	Annually	3/10/24	USD	3,625,000	$2,897	$—	$2,897

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
PLN	Polish Zloty
USD	U.S. Dollar

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.3%

COMMON STOCK — 94.8%
Basic Materials — 1.9%
Chemicals — 0.8%
Element Solutions, Inc.	110,024	$2,112,461
Hawkins, Inc.	6,580	313,800
HB Fuller Co.	4,922	351,972
Orion Engineered Carbons SA	21,401	454,129
Quaker Chemical Corp.	7,265	1,415,949
RPM International, Inc.	14,100	1,265,193
		5,913,504
Iron & Steel — 0.3%
Carpenter Technology Corp.	6,886	386,511
Haynes International, Inc.	10,383	527,664
Reliance Steel & Aluminum Co.	3,662	994,563
Steel Dynamics, Inc.	939	102,285
		2,011,023
Mining — 0.8%
Cameco Corp.	53,328	1,670,766
Compass Minerals International, Inc.	4,000	136,000
Constellium SE (a)	109,139	1,877,191
ERO Copper Corp. (a)	16,123	326,172
Franco-Nevada Corp.	11,184	1,594,000
Freeport-McMoRan, Inc.	22,251	890,040
		6,494,169
		14,418,696
Communications — 3.3%
Advertising — 0.6%
Advantage Solutions, Inc. (a)	71,050	166,257
Boston Omaha Corp. Class A (a)	7,796	146,721
Trade Desk, Inc. Class A (a)	52,100	4,023,162
		4,336,140
Internet — 0.6%
Deliveroo PLC (a) (b)	159,333	231,764
Farfetch Ltd. Class A (a) (c)	64,280	388,251
Figs, Inc. Class A (a)	51,669	427,303
Match Group, Inc. (a)	9,000	376,650
Open Lending Corp. Class A (a)	106,887	1,123,382
Opendoor Technologies, Inc. (a) (c)	76,013	305,572

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Rover Group, Inc., Earnout Shares 16.00 (Acquired 8/02/21, Cost $0) (a) (d) (e) (f)	15,883	$532
Spotify Technology SA (a)	11,200	1,798,160
		4,651,614
Media — 1.3%
DISH Network Corp. Class A (a)	43,189	284,615
Liberty Media Corp-Liberty Formula One Class C (a)	26,400	1,987,392
News Corp. Class A	222,225	4,333,387
News Corp. Class B	19,141	377,461
Nexstar Media Group, Inc. Class A	680	113,254
Paramount Global Class B	54,863	872,870
Saga Communications, Inc. Class A	1,641	35,052
Scholastic Corp.	36,535	1,420,846
The New York Times Co. Class A	14,715	579,477
		10,004,354
Telecommunications — 0.8%
Arista Networks, Inc. (a)	6,702	1,086,126
Corning, Inc.	103,752	3,635,470
Credo Technology Group Holding Ltd. (a)	22,186	384,705
DigitalBridge Group, Inc. (c)	34,670	509,996
ESC GCI Liberty Inc (a) (d) (f)	29,375	—
Frontier Communications Parent, Inc. (a)	8,027	149,624
Infinera Corp. (a) (c)	21,088	101,855
Viavi Solutions, Inc. (a)	32,770	371,284
		6,239,060
		25,231,168
Consumer, Cyclical — 11.3%
Airlines — 0.9%
Allegiant Travel Co. (a)	10,277	1,297,780
Southwest Airlines Co.	150,064	5,433,817
Sun Country Airlines Holdings, Inc. (a)	13,319	299,411
		7,031,008
Apparel — 0.5%
Canada Goose Holdings, Inc. (a) (c)	5,794	103,133
Ralph Lauren Corp.	22,006	2,713,340
Skechers USA, Inc. Class A (a)	13,106	690,162
Steven Madden Ltd.	16,680	545,269
		4,051,904
Auto Manufacturers — 0.7%
Blue Bird Corp. (a)	9,563	214,976
General Motors Co.	71,166	2,744,161
PACCAR, Inc.	17,380	1,453,837
Rivian Automotive, Inc. Class A (a) (c)	39,403	656,454
		5,069,428
Auto Parts & Equipment — 0.2%
Dorman Products, Inc. (a)	7,158	564,265
Mobileye Global, Inc. Class A (a)	3,216	123,559

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Shyft Group, Inc.	9,604	$211,864
Visteon Corp. (a)	2,148	308,474
		1,208,162
Distribution & Wholesale — 0.7%
Pool Corp.	328	122,882
Rush Enterprises, Inc. Class A	14,202	862,630
SiteOne Landscape Supply, Inc. (a)	24,184	4,047,434
		5,032,946
Entertainment — 0.4%
Caesars Entertainment, Inc. (a)	10,534	536,918
Madison Square Garden Entertainment Corp. (a)	17,757	596,991
Marriott Vacations Worldwide Corp.	6,756	829,096
Red Rock Resorts, Inc. Class A	8,701	407,033
SeaWorld Entertainment, Inc. (a)	995	55,730
Sphere Entertainment Co (a)	18,457	505,537
Vail Resorts, Inc.	400	100,704
		3,032,009
Food Services — 0.2%
Compass Group PLC	64,351	1,800,106
Home Builders — 0.4%
Cavco Industries, Inc. (a)	1,085	320,075
Installed Building Products, Inc.	2,100	294,336
LCI Industries	3,834	484,464
Meritage Home Corp.	8,973	1,276,589
NVR, Inc. (a)	39	247,674
Skyline Champion Corp. (a)	10,696	700,053
		3,323,191
Housewares — 0.2%
Scotts Miracle-Gro Co.	19,116	1,198,382
Leisure Time — 0.0%
Peloton Interactive, Inc. Class A (a) (c)	22,814	175,440
Rad Power Bikes, Inc., Class A (Acquired 1/22/21, Cost $69,082) (a) (d) (e) (f)	14,321	8,593
		184,033
Lodging — 0.9%
Hilton Worldwide Holdings, Inc.	22,100	3,216,655
MGM Resorts International	69,711	3,061,707
Wyndham Hotels & Resorts, Inc.	10,523	721,562
		6,999,924
Retail — 6.2%
Academy Sports & Outdoors, Inc.	5,741	310,301
Advance Auto Parts, Inc.	17,677	1,242,693
Asbury Automotive Group, Inc. (a)	1,806	434,199
Bath & Body Works, Inc.	92,174	3,456,525
Beacon Roofing Supply, Inc. (a)	25,373	2,105,452
Best Buy Co., Inc.	19,492	1,597,369

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
BJ's Restaurants, Inc. (a)	24,684	$784,951
Burlington Stores, Inc. (a)	40,730	6,410,495
Caleres, Inc.	30,557	731,229
Casey's General Stores, Inc.	8,100	1,975,428
Cava Group, Inc. (a)	12,206	499,836
Chipotle Mexican Grill, Inc. (a)	420	898,380
Chuy's Holdings, Inc. (a)	16,192	660,957
Dollar General Corp.	11,347	1,926,494
Dollar Tree, Inc. (a)	18,677	2,680,150
Domino's Pizza, Inc.	7,450	2,510,576
Dutch Bros, Inc. Class A (a) (c)	4,000	113,800
Fiesta Restaurant Group, Inc. (a)	31,292	248,458
Five Below, Inc. (a)	23,198	4,559,335
Floor & Decor Holdings, Inc. Class A (a)	21,783	2,264,561
Framebridge Future Contingency Payments (Acquired 5/19/20, Cost $10,553) (a) (d) (e) (f)	10,553	4,749
Group 1 Automotive, Inc.	1,841	475,162
Hibbett, Inc.	3,006	109,088
Jack in the Box, Inc.	414	40,377
Kohl's Corp.	18,502	426,471
Lululemon Athletica, Inc. (a)	1,800	681,300
Moncler SpA	636	44,007
O'Reilly Automotive, Inc. (a)	1,100	1,050,830
Ollie's Bargain Outlet Holdings, Inc. (a)	23,127	1,339,747
Papa John's International, Inc.	26,822	1,980,268
Petco Health & Wellness Co., Inc. (a)	34,599	307,931
RH (a)	1,324	436,377
Ross Stores, Inc.	15,200	1,704,376
Savers Value Village, Inc. (a)	10,016	237,379
The Children's Place, Inc. (a) (c)	4,815	111,756
Tractor Supply Co.	3,064	677,450
Warby Parker, Inc. Class A (a)	38,622	451,491
Wingstop, Inc.	2,535	507,406
Winmark Corp.	159	52,863
Yum! Brands, Inc.	12,400	1,718,020
		47,768,237
Textiles — 0.0%
UniFirst Corp.	1,662	257,627
		86,956,957
Consumer, Non-cyclical — 25.5%
Agriculture — 0.2%
Bunge Ltd.	13,455	1,269,479
Pax Labs, Inc., Class A (Acquired 4/18/19, Cost $218,578) (a) (d) (e) (f)	58,048	27,863
		1,297,342
Beverages — 0.9%
Coca-Cola Consolidated, Inc.	1,780	1,132,116
Constellation Brands, Inc. Class A	10,771	2,651,066
Monster Beverage Corp. (a)	18,674	1,072,634
The Boston Beer Co., Inc. Class A (a)	5,420	1,671,745
		6,527,561

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 4.7%
ACADIA Pharmaceuticals, Inc. (a)	7,285	$174,476
Akero Therapeutics, Inc. (a)	5,956	278,086
Allakos, Inc. (a)	8,058	35,133
Allogene Therapeutics, Inc. (a)	6,469	32,151
Alnylam Pharmaceuticals, Inc. (a)	17,280	3,282,163
Apellis Pharmaceuticals, Inc. (a)	36,708	3,344,099
Arcellx, Inc. (a)	1,429	45,185
Argenx SE ADR (a)	8,921	3,476,781
Avid Bioservices, Inc. (a)	27,573	385,195
Avidity Biosciences, Inc. (a)	12,418	137,716
BeiGene Ltd. ADR (a)	1,065	189,889
Biogen, Inc. (a)	4,700	1,338,795
Blueprint Medicines Corp. (a)	24,300	1,535,760
C4 Therapeutics, Inc. (a)	6,196	17,039
Cerevel Therapeutics Holdings, Inc. (a)	21,737	691,019
Certara, Inc. (a)	25,097	457,016
Contra Abiomed, Inc. Sponsored ADR (a)	46,744	1,143,826
Crinetics Pharmaceuticals, Inc. (a)	9,212	166,000
CRISPR Therapeutics AG (a) (c)	16,181	908,401
CureVac NV (a)	5,242	54,622
Cytokinetics, Inc. (a)	12,478	407,032
Day One Biopharmaceuticals, Inc. (a)	4,857	57,993
Denali Therapeutics, Inc. (a)	9,991	294,834
Disc Medicine, Inc. (a) (c)	378	16,783
Entrada Therapeutics, Inc. (a) (c)	6,271	94,943
Generation Bio Co. (a)	41,483	228,156
Guardant Health, Inc. (a)	14,310	512,298
HilleVax, Inc. (a)	9,886	169,940
Icosavax, Inc. (a)	32,037	318,127
Ideaya Biosciences, Inc. (a)	5,993	140,835
IGM Biosciences, Inc. (a) (c)	6,399	59,063
Immatics NV (a)	16,250	187,525
Immunocore Holdings PLC ADR (a)	1,030	61,759
Insmed, Inc. (a)	74,036	1,562,160
Intellia Therapeutics, Inc. (a)	3,531	143,994
Ionis Pharmaceuticals, Inc. (a)	61,294	2,514,893
Karuna Therapeutics, Inc. (a)	12,157	2,636,245
Keros Therapeutics, Inc. (a)	3,128	125,683
Kymera Therapeutics, Inc. (a)	22,518	517,689
Legend Biotech Corp. ADR (a)	1,470	101,474
MacroGenics, Inc. (a)	39,685	212,315
Mirati Therapeutics, Inc. (a)	1,706	61,638
Monte Rosa Therapeutics, Inc. (a)	7,261	49,738
MoonLake Immunotherapeutics (a) (c)	10,748	548,148
MorphoSys AG ADR (a)	51,780	386,797
NeoGenomics, Inc. (a)	37,374	600,600
Nkarta, Inc. (a)	32,940	72,139
Nurix Therapeutics, Inc. (a)	5,116	51,109
Nuvalent, Inc., Class A (a)	1,032	43,519
Olink Holding AB ADR (a) (c)	19,273	361,369
Pliant Therapeutics, Inc. (a) (c)	5,015	90,872
Prime Medicine, Inc. (a)	4,440	65,046
Prothena Corp. PLC (a)	12,965	885,250
PTC Therapeutics, Inc. (a)	1,416	57,589
RAPT Therapeutics, Inc. (a)	14,930	279,191
Relay Therapeutics, Inc. (a)	27,600	346,656
Replimune Group, Inc. (a)	14,943	346,976

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Revolution Medicines, Inc. (a)	6,645	$177,754
Rocket Pharmaceuticals, Inc. (a)	2,287	45,443
Sage Therapeutics, Inc. (a)	1,750	82,285
Sana Biotechnology, Inc. (a) (c)	7,859	46,840
Scholar Rock Holding Corp. (a)	29,639	223,478
Seagen, Inc. (a)	2,100	404,166
Seer, Inc. (a)	10,158	43,375
Senti Biosciences, Inc. (a)	6,069	3,785
SpringWorks Therapeutics, Inc. (a)	1,213	31,805
Structure Therapeutics, Inc. ADR (a)	7,042	292,736
Syndax Pharmaceuticals, Inc. (a)	7,327	153,354
Tenaya Therapeutics, Inc. (a)	18,293	107,380
Ultragenyx Pharmaceutical, Inc. (a)	4,590	211,737
Ventyx Biosciences, Inc. (a)	12,464	408,819
Verve Therapeutics, Inc. (a)	13,871	260,081
Xencor, Inc. (a)	29,409	734,343
Zai Lab Ltd. ADR (a)	3,399	94,254
Zentalis Pharmaceuticals, Inc. (a) (c)	17,059	481,234
		36,106,599
Commercial Services — 5.9%
Altus Group Ltd.	3,533	117,158
Ashtead Group PLC	19,962	1,386,160
Booz Allen Hamilton Holding Corp.	22,507	2,511,781
Bright Horizons Family Solutions, Inc. (a)	45,154	4,174,487
Clarivate PLC (a)	48,482	462,033
CoStar Group, Inc. (a)	30,965	2,755,885
Equifax, Inc.	13,200	3,105,960
FleetCor Technologies, Inc. (a)	25,891	6,500,712
FTI Consulting, Inc. (a)	2,371	450,964
Global Payments, Inc.	23,883	2,352,953
Green Dot Corp. Class A (a)	28,325	530,811
Herc Holdings, Inc.	2,560	350,336
Huron Consulting Group, Inc. (a)	3,014	255,919
Legalzoom.com Inc. (a)	19,453	234,992
MarketAxess Holdings, Inc.	4,775	1,248,281
Monro, Inc.	32,495	1,320,272
Morningstar, Inc.	845	165,679
Multiplan Corp. (a) (c)	193,383	408,038
Paylocity Holding Corp. (a)	24,098	4,446,804
PROG Holdings, Inc. (a)	15,380	494,006
Rent the Runway, Inc. Class A (a)	33,301	65,936
Rentokil Initial PLC	173,133	1,352,295
SEACOR Marine Holdings, Inc. (a)	41,333	472,436
Strategic Education, Inc.	31,542	2,139,809
Toast, Inc., Class A (a)	57,310	1,293,487
TransUnion	28,000	2,193,240
United Rentals, Inc.	3,800	1,692,406
Verisk Analytics, Inc.	7,800	1,763,034
WillScot Mobile Mini Holdings Corp. (a)	32,456	1,551,072
		45,796,946
Cosmetics & Personal Care — 0.1%
elf Beauty, Inc. (a)	2,125	242,739
Kenvue, Inc. (a)	24,460	646,233
		888,972

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Food — 2.1%
Cava Group Inc., Lockup Shares (Acquired 6/23/20-3/26/21, Cost $988,480) (a) (e) (f)	95,343	$3,904,296
Flowers Foods, Inc.	125,628	3,125,625
Nomad Foods Ltd. (a)	60,378	1,057,822
Post Holdings, Inc. (a)	14,257	1,235,369
Sprouts Farmers Market, Inc. (a)	3,275	120,291
Sysco Corp.	32,868	2,438,805
The Simply Good Foods Co. (a)	20,691	757,084
TreeHouse Foods, Inc. (a)	26,878	1,354,114
Tyson Foods, Inc. Class A	39,758	2,029,248
Utz Brands, Inc. (c)	32,745	535,708
		16,558,362
Health Care – Products — 6.7%
10X Genomics, Inc. Class A (a)	7,600	424,384
Adaptive Biotechnologies Corp. (a)	7,194	48,272
Alcon, Inc.	22,200	1,822,842
Atrion Corp.	803	454,257
Avanos Medical, Inc. (a)	10,655	272,342
Avantor, Inc. (a)	122,500	2,516,150
Baxter International, Inc.	54,568	2,486,118
Bio-Techne Corp.	8,314	678,672
Bruker Corp.	55,749	4,120,966
Dentsply Sirona, Inc.	67,366	2,695,987
Embecta Corp.	38,651	834,862
Enovis Corp. (a)	23,133	1,483,288
Exact Sciences Corp. (a)	10,500	985,950
Gyroscope Therapeutics, Milestone Payment 1 (Acquired 2/18/22, Cost $31,900) (a) (d) (e) (f)	31,900	15,631
Gyroscope Therapeutics, Milestone Payment 2 (Acquired 2/18/22, Cost $21,260) (a) (d) (e) (f)	21,260	5,740
Gyroscope Therapeutics, Milestone Payment 3 (Acquired 2/18/22, Cost $21,260) (a) (d) (e) (f)	21,260	5,528
Hologic, Inc. (a)	76,100	6,161,817
ICU Medical, Inc. (a)	10,724	1,910,909
Koninklijke Philips NV	94,599	2,047,155
Lantheus Holdings, Inc. (a)	7,002	587,608
Masimo Corp. (a)	3,800	625,290
Neogen Corp. (a)	32,809	713,596
Novocure Ltd. (a)	8,602	356,983
Pacific Biosciences of California, Inc. (a)	42,147	560,555
Penumbra, Inc. (a)	1,648	567,011
PROCEPT BioRobotics Corp. (a)	21,129	746,910
Quidelortho Corp. (a)	29,880	2,475,857
Repligen Corp. (a)	10,823	1,531,021
Sartorius Stedim Biotech	976	243,899
Shockwave Medical, Inc. (a)	755	215,484
Teleflex, Inc.	22,473	5,439,140
The Cooper Cos., Inc.	6,700	2,568,981
Utah Medical Products, Inc.	2,710	252,572
West Pharmaceutical Services, Inc.	10,608	4,057,242
Zimmer Biomet Holdings, Inc.	13,756	2,002,874
		51,915,893

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 3.1%
Acadia Healthcare Co., Inc. (a)	29,200	$2,325,488
Agiliti, Inc. (a) (c)	18,868	311,322
agilon health, Inc. (a)	54,145	938,874
Catalent, Inc. (a)	58,135	2,520,734
Centene Corp. (a)	20,529	1,384,681
Charles River Laboratories International, Inc. (a)	13,248	2,785,392
dentalcorp Holdings Ltd. (a) (c)	18,724	103,744
Eurofins Scientific SE (c)	7,950	504,973
Ginkgo Bioworks, Inc., Earnout Shares 15.00 (Acquired 9/17/21, Cost $0) (a) (d) (e) (f)	874	422
Ginkgo Bioworks, Inc., Earnout Shares 17.50 (Acquired 9/17/21, Cost $0) (a) (d) (e) (f)	874	373
Ginkgo Bioworks, Inc., Earnout Shares 20.00 (Acquired 9/17/21, Cost $0) (a) (d) (e) (f)	874	332
Innovage Holding Corp. (a)	41,043	307,823
ModivCare, Inc. (a)	8,873	401,148
Molina Healthcare, Inc. (a)	12,323	3,712,181
Select Medical Holdings Corp.	208,300	6,636,438
Sotera Health Co. (a)	4,000	75,360
The Ensign Group, Inc.	8,270	789,454
The Pennant Group, Inc. (a)	28,922	355,162
U.S. Physical Therapy, Inc.	5,729	695,443
		23,849,344
Household Products & Wares — 0.6%
Avery Dennison Corp.	14,500	2,491,100
Kimberly-Clark Corp.	7,139	985,610
Reynolds Consumer Products, Inc.	37,816	1,068,302
		4,545,012
Pharmaceuticals — 1.2%
Agios Pharmaceuticals, Inc. (a)	7,849	222,284
Arvinas, Inc. (a)	4,730	117,399
Ascendis Pharma AS ADR (a)	23,345	2,083,541
BellRing Brands, Inc. (a)	33,839	1,238,507
Capsule, Corp. (Acquired 4/07/21, Cost $72,342) (a) (d) (e) (f)	4,992	14,634
Cardinal Health, Inc.	15,303	1,447,205
Centessa Pharmaceuticals PLC ADR (a) (c)	3,637	22,513
Elanco Animal Health, Inc. (a)	61,064	614,304
Immuneering Corp. Class A (a)	5,460	55,364
Leap Therapeutics Holdback Shares (Acquired 2/09/23, Cost $5,223) (a) (e) (f)	400	1,127
Leap Therapeutics, Inc. (a)	1,256	3,932
Longboard Pharmaceuticals, Inc. (a)	3,060	22,460
Lyell Immunopharma, Inc. (a) (c)	7,678	24,416
Morphic Holding, Inc. (a)	9,442	541,310
Neurocrine Biosciences, Inc. (a)	1,238	116,743
Option Care Health, Inc. (a)	28,708	932,723
Reata Pharmaceuticals, Inc. Class A (a)	575	58,627
Repare Therapeutics, Inc. (a)	13,913	147,200
Vaxcyte, Inc. (a)	11,309	564,772

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Viatris, Inc.	119,499	$1,192,600
		9,421,661
		196,907,692
Diversified — 0.0%
Holding Company – Diversified — 0.0%
Conyers Park III Acquisition Corp. (a)	31,244	319,314
Energy — 4.0%
Energy – Alternate Sources — 0.2%
NextEra Energy Partners LP (c)	10,244	600,708
REX American Resources Corp. (a)	4,238	147,525
Shoals Technologies Group, Inc. Class A (a)	17,800	454,968
		1,203,201
Oil & Gas — 1.8%
Advantage Energy Ltd. (a)	51,592	336,872
Coterra Energy, Inc.	40,400	1,022,120
Devon Energy Corp.	20,678	999,575
Diamondback Energy, Inc.	7,711	1,012,917
EQT Corp.	24,500	1,007,685
Imperial Oil Ltd.	16,728	855,804
Kimbell Royalty Partners LP	9,040	132,978
Magnolia Oil & Gas Corp. Class A	111,858	2,337,832
Matador Resources Co.	24,509	1,282,311
Pioneer Natural Resources Co.	8,366	1,733,268
Range Resources Corp.	33,580	987,252
Southwestern Energy Co. (a)	63,700	382,837
Suncor Energy, Inc.	56,384	1,653,179
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $33,220) (a) (d) (e) (f)	11	198,000
Venture Global LNG, Inc., Series C (Acquired 3/08/18, Cost $27,180) (a) (d) (e) (f)	9	162,000
		14,104,630
Oil & Gas Services — 1.8%
Aris Water Solutions, Inc. Class A (c)	27,070	279,362
Baker Hughes Co.	33,711	1,065,605
ChampionX Corp.	28,249	876,849
Enerflex Ltd.	82,133	559,230
Expro Group Holdings NV (a)	93,090	1,649,555
Liberty Energy, Inc.	66,764	892,635
NexTier Oilfield Solutions, Inc. (a)	63,474	567,457
Ranger Energy Services, Inc. (a)	21,820	223,437
TechnipFMC PLC (a)	297,302	4,941,159
Tidewater, Inc. (a)	56,157	3,113,344
		14,168,633
Pipelines — 0.2%
Cheniere Energy, Inc.	9,200	1,401,712
		30,878,176

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 14.6%
Banks — 4.3%
BankUnited, Inc.	54,235	$1,168,764
Blue Foundry Bancorp (a)	20,556	207,821
Burke & Herbert Financial Services Corp.	823	52,837
Cadence Bank	23,228	456,198
Cathay General Bancorp	7,227	232,637
Coastal Financial Corp. (a)	6,370	239,831
Columbia Banking System, Inc.	72,036	1,460,890
CRB Group, Inc. (Acquired 4/14/22, Cost $73,283) (a) (d) (e) (f)	697	53,920
CrossFirst Bankshares, Inc. (a)	41,562	415,620
Dime Community Bancshares, Inc.	14,559	256,675
Dogwood State Bank, (Non-Voting) (Acquired 5/06/19, Cost $53,690) (a) (d) (e) (f)	5,369	107,380
Dogwood State Bank, (Voting) (Acquired 5/06/19, Cost $26,370) (a) (d) (e) (f)	2,637	52,740
East West Bancorp, Inc.	27,774	1,466,190
Eastern Bankshares, Inc.	92,134	1,130,484
Equity Bancshares, Inc. Class A	9,517	216,797
Farmers & Merchants Bank of Long Beach/Long Beach CA	31	168,330
FB Financial Corp.	31,767	891,064
Fifth Third Bancorp	128,231	3,360,935
Five Star Bancorp	9,617	215,132
HarborOne Bancorp, Inc.	32,374	281,006
Heritage Commerce Corp.	38,877	321,902
Home BancShares, Inc.	59,256	1,351,037
Independent Bank Corp.	5,969	265,680
Independent Bank Group, Inc.	9,504	328,173
John Marshall Bancorp, Inc.	11,949	240,056
Kearny Financial Corp.	48,462	341,657
Live Oak Bancshares, Inc.	45,059	1,185,502
Metropolitan Bank Holding Corp. (a) (c)	6,216	215,882
National Bank Holdings Corp. Class A	22,710	659,498
Origin Bancorp, Inc.	27,630	809,559
Pinnacle Financial Partners, Inc.	26,991	1,529,040
Ponce Financial Group, Inc. (a)	21,067	183,072
Popular, Inc.	61,950	3,749,214
Preferred Bank	10,861	597,246
Provident Bancorp, Inc.	13,162	108,981
Sandy Spring Bancorp, Inc.	17,986	407,923
Southern First Bancshares, Inc. (a)	5,100	126,225
SouthState Corp.	26,663	1,754,425
Texas Capital Bancshares, Inc. (a)	20,696	1,065,844
The First Bancshares, Inc.	23,018	594,785
Towne Bank	28,270	656,995
Veritex Holdings, Inc.	28,406	509,320
Walker & Dunlop, Inc.	7,880	623,229
Webster Financial Corp.	65,112	2,457,978
Western Alliance Bancorp	22,463	819,226
		33,337,700
Diversified Financial Services — 2.7%
Air Lease Corp.	16,887	706,721
Apollo Global Management, Inc.	27,718	2,129,020
Assetmark Financial Holdings, Inc. (a)	16,596	492,237
Cboe Global Markets, Inc.	8,439	1,164,666
Columbia Financial, Inc. (a) (c)	12,050	208,345

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Encore Capital Group, Inc. (a)	8,436	$410,158
Grasshopper Bancorp, Inc. (Acquired 5/02/19, Cost $83,390) (a) (d) (e) (f)	8,339	20,097
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (c)	35,013	875,325
Houlihan Lokey, Inc.	9,716	955,180
Intercontinental Exchange, Inc.	19,300	2,182,444
NerdWallet, Inc. Class A Class A (a)	13,732	129,218
OneMain Holdings, Inc.	37,799	1,651,438
OTC Markets Group, Inc. Class A	4,941	284,602
PennyMac Financial Services, Inc.	35,992	2,530,598
PRA Group, Inc. (a)	23,679	541,065
Radian Group, Inc.	43,870	1,109,034
Raymond James Financial, Inc.	12,250	1,271,182
Stash Financial, Inc. (Acquired 1/06/21-1/26/21, Cost $15,690) (a) (d) (e) (f)	487	7,096
StepStone Group, Inc. Class A	26,180	649,526
TMX Group Ltd.	20,550	462,423
Tradeweb Markets, Inc. Class A	28,100	1,924,288
Virtus Investment Partners, Inc.	3,090	610,182
Voya Financial, Inc.	3,487	250,053
		20,564,898
Insurance — 2.7%
Assurant, Inc.	31,901	4,010,594
Axis Capital Holdings Ltd.	32,873	1,769,554
BRP Group, Inc. Class A (a)	12,692	314,508
CNA Financial Corp.	40,051	1,546,770
Corebridge Financial, Inc.	44,092	778,665
Essent Group Ltd.	6,736	315,245
Jackson Financial, Inc., Class A	37,630	1,151,854
James River Group Holdings Ltd.	26,453	483,032
Kemper Corp.	53,151	2,565,067
Markel Group, Inc. (a)	250	345,795
Palomar Holdings, Inc. (a)	3,253	188,804
ProAssurance Corp.	28,484	429,824
RenaissanceRe Holdings Ltd.	10,655	1,987,371
Ryan Specialty Holdings, Inc. (a) (c)	13,469	604,623
Selective Insurance Group, Inc.	18,772	1,801,173
Skyward Specialty Insurance Group, Inc. (a)	4,226	107,340
The Allstate Corp.	11,386	1,241,529
The First American Financial Corp.	10,158	579,209
The Hanover Insurance Group, Inc.	5,990	677,050
White Mountains Insurance Group Ltd.	72	100,001
		20,998,008
Private Equity — 0.4%
KKR & Co., Inc.	46,000	2,576,000
P10, Inc. Class A	29,684	335,429
		2,911,429
Real Estate — 0.7%
FirstService Corp.	16,770	2,584,089
McGrath RentCorp	5,738	530,650
St. Joe Co.	21,026	1,016,397
Tricon Residential, Inc.	135,934	1,197,579
		5,328,715

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 3.6%
Apartment Investment & Management Co. Class A	164,697	$1,403,218
Apple Hospitality REIT, Inc.	44,799	676,913
Community Healthcare Trust, Inc.	7,332	242,103
CubeSmart	39,060	1,744,420
Digital Realty Trust, Inc.	10,841	1,234,465
Douglas Emmett, Inc. (c)	27,423	344,707
EastGroup Properties, Inc.	14,269	2,477,098
Elme Communities	4,268	70,166
Equity Residential	28,361	1,870,975
Essential Properties Realty Trust, Inc.	28,337	667,053
Flagship Communities REIT	8,813	143,211
Independence Realty Trust, Inc.	57,178	1,041,783
JBG SMITH Properties	18,464	277,699
NETSTREIT Corp.	24,661	440,692
NexPoint Residential Trust, Inc.	6,879	312,857
Pebblebrook Hotel Trust (c)	45,883	639,609
PennyMac Mortgage Investment Trust (c)	43,392	584,924
PotlatchDeltic Corp.	13,067	690,591
Rayonier, Inc.	48,348	1,518,127
Regency Centers Corp.	27,578	1,703,493
Rexford Industrial Realty, Inc.	60,077	3,137,221
Safehold, Inc. (c)	18,044	428,184
Saul Centers, Inc.	15,394	566,961
SBA Communications Corp.	4,468	1,035,504
Simon Property Group, Inc.	4,451	514,001
Terreno Realty Corp.	29,334	1,762,973
UMH Properties, Inc.	15,434	246,635
Vornado Realty Trust	46,875	850,313
Weyerhaeuser Co.	41,725	1,398,205
		28,024,101
Savings & Loans — 0.2%
Capitol Federal Financial, Inc.	35,411	218,486
FS Bancorp, Inc.	7,917	238,064
Pacific Premier Bancorp, Inc.	28,809	595,770
WSFS Financial Corp.	19,553	737,539
		1,789,859
		112,954,710
Industrial — 17.0%
Aerospace & Defense — 0.8%
Bombardier, Inc. Class B (a) (c)	5,200	256,359
Bombas LLC. (Acquired 2/12/21, Cost $183,470) (a) (d) (e) (f)	41,514	145,714
L3 Harris Technologies, Inc.	5,375	1,052,264
Rolls-Royce Holdings PLC (a)	965,401	1,854,161
Spirit AeroSystems Holdings, Inc. Class A	83,899	2,449,012
Triumph Group, Inc. (a)	29,436	364,123
		6,121,633
Building Materials — 1.6%
Armstrong World Industries, Inc.	5,298	389,192
Fortune Brands Innovations, Inc.	15,878	1,142,422
JELD-WEN Holding, Inc. (a)	11,832	207,533

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Martin Marietta Materials, Inc.	6,131	$2,830,621
SPX Technologies, Inc. (a)	20,076	1,705,858
Summit Materials, Inc. Class A (a)	45,580	1,725,203
Trane Technologies PLC	6,941	1,327,536
UFP Industries, Inc.	13,678	1,327,450
Vulcan Materials Co.	7,244	1,633,087
West Fraser Timber Co. Ltd.	4,079	350,429
West Fraser Timber Co. Ltd.	511	43,936
		12,683,267
Electrical Components & Equipment — 0.6%
Belden, Inc.	7,354	703,410
Insteel Industries, Inc.	4,552	141,659
Littelfuse, Inc.	9,066	2,641,017
Novanta, Inc. (a)	5,629	1,036,299
		4,522,385
Electronics — 2.6%
Agilent Technologies, Inc.	34,700	4,172,675
Amphenol Corp. Class A	19,300	1,639,536
Atmus Filtration Technologies, Inc. (a)	2,139	46,972
Brady Corp. Class A	14,027	667,264
CTS Corp.	18,957	808,137
Fortive Corp.	42,400	3,170,248
Hubbell, Inc.	5,593	1,854,415
Keysight Technologies, Inc. (a)	18,400	3,081,080
Knowles Corp. (a)	17,832	322,046
Mirion Technologies, Inc. (a)	136,068	1,149,775
Napco Security Technologies, Inc.	10,889	377,304
TE Connectivity Ltd.	11,690	1,638,470
Vontier Corp.	46,647	1,502,500
		20,430,422
Environmental Controls — 0.3%
Casella Waste Systems, Inc. Class A (a)	5,342	483,184
Stericycle, Inc. (a)	9,807	455,437
Tetra Tech, Inc.	4,525	740,924
Waste Connections, Inc.	4,900	700,357
		2,379,902
Hand & Machine Tools — 0.8%
Cadre Holdings, Inc.	7,823	170,541
Enerpac Tool Group Corp.	27,588	744,876
MSA Safety, Inc.	2,906	505,529
Stanley Black & Decker, Inc.	50,193	4,703,586
		6,124,532
Machinery – Construction & Mining — 0.1%
BWX Technologies, Inc.	12,500	894,625
Machinery – Diversified — 3.6%
Alamo Group, Inc.	3,054	561,661
ATS Corp. (a) (c)	3,188	146,935
Cactus, Inc. Class A	21,709	918,725
Cognex Corp.	17,800	997,156

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Crane Co.	400	$35,649
CSW Industrials, Inc.	8,252	1,371,400
Esab Corp.	60,553	4,029,197
Graco, Inc.	8,625	744,769
Hydrofarm Holdings Group, Inc. (a)	6,021	4,708
IDEX Corp.	14,901	3,207,589
Ingersoll Rand, Inc.	135,160	8,834,058
Marel HF	27,870	88,840
Mueller Water Products, Inc. Class A	44,381	720,304
Rockwell Automation, Inc.	2,953	972,866
The Middleby Corp. (a)	13,120	1,939,530
Thermon Group Holdings, Inc. (a)	22,927	609,858
Toro Co.	18,900	1,921,185
Zurn Elkay Water Solutions Corp. Class C	31,259	840,554
		27,944,984
Metal Fabricate & Hardware — 0.7%
AZZ, Inc.	15,949	693,144
Helios Technologies, Inc.	21,826	1,442,480
RBC Bearings, Inc. (a)	11,111	2,416,309
Strattec Security Corp. (a)	3,912	71,198
Valmont Industries, Inc.	2,000	582,100
Xometry, Inc. Class A (a)	21,065	446,157
		5,651,388
Miscellaneous - Manufacturing — 2.1%
Alstom SA	50,488	1,507,051
EnPro Industries, Inc.	3,800	507,414
ESCO Technologies, Inc.	13,061	1,353,511
Federal Signal Corp.	17,166	1,099,139
John Bean Technologies Corp.	7,454	904,170
Myers Industries, Inc.	19,983	388,270
Teledyne Technologies, Inc. (a)	8,778	3,608,724
Textron, Inc.	95,795	6,478,616
		15,846,895
Packaging & Containers — 1.4%
Ball Corp.	111,765	6,505,841
Clearwater Paper Corp. (a)	15,050	471,366
Sealed Air Corp.	37,400	1,496,000
WestRock Co.	72,131	2,096,848
		10,570,055
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	6,943	1,580,227
Transportation — 2.2%
International Seaways, Inc.	3,371	128,907
JB Hunt Transport Services, Inc.	36,165	6,546,949
Landstar System, Inc.	8,453	1,627,541
Matson, Inc.	2,822	219,354
Norfolk Southern Corp.	9,194	2,084,832
Old Dominion Freight Line, Inc.	7,109	2,628,552

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Saia, Inc. (a)	9,807	$3,358,015
		16,594,150
		131,344,465
Technology — 14.2%
Commercial Services — 0.0%
Socure, Inc. (Acquired 12/22/21, Cost $62,185) (a) (d) (e) (f)	3,870	28,948
Computers — 2.2%
Apiture, Inc. (Acquired 7/01/20-6/30/22, Cost $97,636) (a) (d) (e) (f)	6,130	108,869
Coalition, Inc. (Acquired 9/13/21, Cost $4,230) (a) (d) (e) (f)	256	4,321
Conduent, Inc. (a)	77,483	263,442
Crowdstrike Holdings, Inc. Class A (a)	17,562	2,579,331
Endava PLC Sponsored ADR (a)	26,898	1,393,047
Fortinet, Inc. (a)	28,200	2,131,638
Globant SA (a)	12,717	2,285,499
PAR Technology Corp. (a) (c)	25,984	855,653
Parsons Corp. (a)	28,672	1,380,270
Pure Storage, Inc. Class A (a)	41,356	1,522,728
Western Digital Corp. (a)	119,888	4,547,352
Zscaler, Inc. (a)	216	31,601
		17,103,751
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a)	1,960	579,827
Semiconductors — 4.2%
Entegris, Inc.	28,729	3,183,748
KLA Corp.	4,459	2,162,704
Lattice Semiconductor Corp. (a)	35,524	3,412,791
MACOM Technology Solutions Holdings, Inc. (a)	12,450	815,848
Marvell Technology, Inc.	145,383	8,690,996
MaxLinear, Inc. (a)	4,855	153,224
Microchip Technology, Inc.	80,100	7,176,159
MKS Instruments, Inc.	29,923	3,234,676
Monolithic Power Systems, Inc.	2,096	1,132,322
NXP Semiconductor NV	3,200	654,976
Onto Innovation, Inc. (a)	12,436	1,448,421
SiTime Corp. (a)	2,300	271,331
		32,337,196
Software — 7.7%
Agilysys, Inc. (a)	7,358	505,053
Alignment Healthcare, Inc. (a)	88,184	507,058
Amplitude, Inc. Class A Class A (a)	37,144	408,584
Atlassian Corp. Class A Class A (a)	16,140	2,708,453
Bill Holdings, Inc. (a)	33,993	3,972,082
Black Knight, Inc. (a)	28,068	1,676,502
Braze, Inc. Class A (a)	4,000	175,160
Broadridge Financial Solutions, Inc.	10,900	1,805,367
CCC Intelligent Solutions Holdings, Inc. (a)	114,686	1,285,630
Ceridian HCM Holding, Inc. (a)	42,367	2,837,318
Checkr, Inc. (Acquired 6/29/18-12/02/19, Cost $116,452) (a) (d) (e) (f)	15,444	83,398
Clear Secure, Inc. Class A (c)	49,646	1,150,298
Confluent, Inc. Class A (a)	15,746	555,991

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Databricks, Inc. (Acquired 7/24/20-8/28/20, Cost $24,732) (a) (d) (e) (f)	1,545	$113,032
Datadog, Inc. Class A (a)	8,886	874,205
DoubleVerify Holdings, Inc. (a)	44,667	1,738,440
Doximity, Inc. Class A (a)	23,051	784,195
Duolingo, Inc. (a)	5,457	780,024
Dynatrace, Inc. (a)	4,592	236,350
Envestnet, Inc. (a)	8,522	505,781
Fair Isaac Corp. (a)	2,400	1,942,104
Five9, Inc. (a)	12,798	1,055,195
Gusto, Inc. (Acquired 8/18/20-11/09/20, Cost $204,799) (a) (d) (e) (f)	15,332	288,702
HashiCorp, Inc. Class A (a)	4,100	107,338
HubSpot, Inc. (a)	4,438	2,361,415
Manhattan Associates, Inc. (a)	3,489	697,381
Monday.com Ltd. (a)	8,467	1,449,720
MongoDB, Inc. (a)	6,952	2,857,202
MSCI, Inc.	109	51,153
nCino, Inc. (a)	7,775	234,183
Outset Medical, Inc. (a)	22,338	488,532
Paycom Software, Inc.	729	234,184
Paycor HCM, Inc. (a) (c)	31,387	742,930
Phreesia, Inc. (a)	12,893	399,812
Privia Health Group, Inc. (a)	34,239	893,980
Procore Technologies, Inc. (a)	29,994	1,951,710
PTC, Inc. (a)	14,800	2,106,040
Roper Technologies, Inc.	9,295	4,469,036
ServiceTitan, Inc. (Acquired 11/09/18-5/04/21, Cost $29,280) (a) (d) (e) (f)	637	46,444
SS&C Technologies Holdings, Inc.	41,651	2,524,051
Synopsys, Inc. (a)	3,831	1,668,056
Tanium, Inc., Class B (Acquired 9/24/20, Cost $30,277) (a) (d) (e) (f)	2,657	11,717
The Descartes Systems Group, Inc. (a)	29,846	2,390,963
Themis Solutions, Inc. (Acquired 4/14/21, Cost $108,219) (a) (d) (e) (f)	4,820	85,892
Veeva Systems, Inc. Class A (a)	28,272	5,590,222
Verra Mobility Corp. (a)	48,906	964,426
Vimeo, Inc. (a)	83,922	345,759
Workiva, Inc. (a)	11,028	1,121,106
		59,782,174
		109,831,896
Utilities — 3.0%
Electric — 2.4%
Ameren Corp.	31,013	2,532,832
CenterPoint Energy, Inc.	55,570	1,619,865
Constellation Energy Corp.	16,436	1,504,716
Evergy, Inc.	31,344	1,831,115
FirstEnergy Corp.	97,177	3,778,242
IDACORP, Inc.	21,861	2,242,939
MGE Energy, Inc.	18,620	1,473,029
NorthWestern Corp.	14,046	797,252
PG&E Corp. (a)	139,410	2,409,005
PNM Resources, Inc.	10,543	475,489
		18,664,484
Gas — 0.4%
Chesapeake Utilities Corp.	11,125	1,323,875
ONE Gas, Inc.	14,696	1,128,800
RGC Resources, Inc.	4,623	92,598

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Southwest Gas Holdings, Inc.	14,482	$921,779
		3,467,052
Water — 0.2%
Artesian Resources Corp. Class A	4,937	233,125
California Water Service Group	16,129	832,740
Middlesex Water Co.	1,924	155,190
		1,221,055
		23,352,591

TOTAL COMMON STOCK (Cost $652,404,698)		732,195,665

PREFERRED STOCK — 1.5%
Communications — 0.1%
Internet — 0.1%
1661, Inc., Series F (Acquired 5/28/21, Cost $288,836) (a) (d) (e) (f)	49,629	91,317
Evolve Vacation Rental Network, Inc., Series 8 (Acquired 3/29/18-6/15/18, Cost $44,816) (a) (d) (e) (f)	5,266	101,897
Evolve Vacation Rental Network, Inc., Series 9 (Acquired 5/29/20, Cost $20,111) (a) (d) (e) (f)	3,470	67,145
Minted, Inc., Series E (Acquired 10/30/18, Cost $113,257) (a) (d) (e) (f)	8,410	71,737
SecurityScorecard, Inc., Series E (Acquired 3/05/21, Cost $262,495) (a) (d) (e) (f)	51,969	265,042
		597,138
		597,138
Consumer, Cyclical — 0.0%
Auto Manufacturers — 0.0%
Nuro, Inc., Series C, (Acquired 10/30/20-3/02/21, Cost $282,254) (a) (d) (e) (f)	21,621	134,050
Nuro, Inc., Series D, (Acquired 10/29/21, Cost $252,025) (a) (d) (e) (f)	12,090	74,958
		209,008
Leisure Time — 0.0%
Rad Power Bikes, Inc., Series C, (Acquired 1/22/21, Cost $69,082) (a) (d) (e) (f)	14,321	33,082
Rad Power Bikes, Inc., Series D, (Acquired 9/16/21, Cost $107,722) (a) (d) (e) (f)	11,240	47,433
		80,515
Retail — 0.0%
OfferUp, Inc., Series F, (Acquired 7/01/20, Cost $9,217) (a) (d) (e) (f)	4,025	2,777
Consumer, Non-cyclical — 0.6%
Agriculture — 0.1%
Farmer's Business Network, Inc., Series E, (Acquired 2/11/19, Cost $191,081) (a) (d) (e) (f)	8,198	410,146

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Farmer's Business Network, Inc., Series F, (Acquired 7/31/20, Cost $172,258) (a) (d) (e) (f)	5,211	$260,706
		670,852
		670,852
Biotechnology — 0.3%
Genesis Therapeutics, Inc., Series A, (Acquired 11/24/20, Cost $25,262) (a) (d) (e) (f)	4,946	25,262
Inscripta, Inc., Series E, (Acquired 3/30/21, Cost $148,812) (a) (d) (e) (f)	16,853	49,042
Insitro, Inc., Series B, (Acquired 5/21/20, Cost $34,456) (a) (d) (e) (f)	5,530	101,150
Insitro, Inc., Series C, (Acquired 4/07/21, Cost $62,208) (a) (d) (e) (f)	3,401	62,208
Kardium, Inc., Series D-5, (Acquired 11/29/18, Cost $29,906) (a) (d) (e) (f)	30,866	31,355
Kardium, Inc., Series D-6, (Acquired 1/08/21, Cost $145,349) (a) (d) (e) (f)	143,083	145,349
Laronde, Inc., Series B, (Acquired 7/28/21, Cost $109,340) (a) (d) (e) (f)	3,905	21,868
National Resilience, Inc., Series B, (Acquired 10/23/20, Cost $263,720) (a) (d) (e) (f)	19,306	1,172,453
National Resilience, Inc., Series C, (Acquired 6/09/21, Cost $315,045) (a) (d) (e) (f)	7,094	430,819
Tessera Therapeutics, Inc., Series C, (Acquired 2/25/22, Cost $34,499) (a) (d) (e) (f)	1,687	34,499
Treeline Biosciences, Inc., Series A, (Acquired 4/09/21, Cost $40,640) (a) (d) (e) (f)	5,192	40,640
		2,114,645
		2,114,645
Commercial Services — 0.0%
Honor Technology, Inc., Series D, (Acquired 10/16/20, Cost $225,290) (a) (d) (e) (f)	93,556	101,976
Honor Technology, Inc., Series E, (Acquired 9/29/21, Cost $116,646) (a) (d) (e) (f)	36,897	40,218
Redwood Materials, Inc., Series C, (Acquired 5/28/21, Cost $214,074) (a) (d) (e) (f)	4,516	215,575
		357,769
		357,769
Health Care – Products — 0.1%
Cleerly, Inc. Series C, (Acquired 7/08/22, Cost $200,211) (a) (d) (e) (f)	16,995	200,211
Ring Therapeutics, Inc., Series B, (Acquired 4/12/21, Cost $50,885) (a) (d) (e) (f)	5,531	50,885
Tempus Labs, Inc., Series D, (Acquired 3/16/18, Cost $21,326) (a) (d) (e) (f)	2,275	89,590
Tempus Labs, Inc., Series E, (Acquired 8/23/18, Cost $29,149) (a) (d) (e) (f)	1,741	72,112
Tempus Labs, Inc., Series F, (Acquired 4/30/19, Cost $17,059) (a) (d) (e) (f)	689	29,420

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tempus Labs, Inc., Series G, (Acquired 2/06/20, Cost $19,176) (a) (d) (e) (f)	500	$22,100
Tempus Labs, Inc., Series G-2, (Acquired 11/19/20, Cost $26,075) (a) (d) (e) (f)	455	16,407
		480,725
		480,725
Health Care – Services — 0.1%
Caris Life Sciences, Inc., Series C, (Acquired 8/14/20, Cost $125,312) (a) (d) (e) (f)	45,403	242,906
Caris Life Sciences, Inc., Series D, (Acquired 5/11/21, Cost $378,132) (a) (d) (e) (f)	46,683	249,754
		492,660
		492,660
Pharmaceuticals — 0.0%
Capsule, Corp., Series 1 D, (Acquired 4/07/21, Cost $72,328) (a) (d) (e) (f)	4,991	14,631
Haul Hub, Inc., Series B, (Acquired 2/14/20-3/03/21, Cost $108,854) (a) (d) (e) (f)	7,466	90,264
Haul Hub, Inc., Series C, (Acquired 4/14/22, Cost $43,061) (a) (d) (e) (f)	2,282	27,589
		132,484
		132,484
		4,249,135
Financial — 0.1%
Banks — 0.0%
CRB Group, Inc., Series D, (Acquired 1/28/22, Cost $255,280) (a) (d) (e) (f)	2,428	187,830
Diversified Financial Services — 0.1%
Color Health, Inc., Series D, (Acquired 12/17/20, Cost $43,490) (a) (d) (e) (f)	1,155	47,240
Color Health, Inc., Series D-1, (Acquired 1/13/20, Cost $56,632) (a) (d) (e) (f)	2,655	108,590
Color Health, Inc., Series E, (Acquired 10/26/21, Cost $15,095) (a) (d) (e) (f)	151	6,176
Convoy, Inc., Series C, (Acquired 9/14/18, Cost $127,740) (a) (d) (e) (f)	17,990	93,188
Convoy, Inc., Series D, (Acquired 10/30/19, Cost $417,858) (a) (d) (e) (f)	30,861	159,860
Convoy, Inc., Series E, (Acquired 9/30/21, Cost $72,706) (a) (d) (e) (f)	4,407	22,828
Stash Financial, Inc., Series F, (Acquired 4/24/20, Cost $126,801) (a) (d) (e) (f)	5,060	73,724
Stash Financial, Inc., Series G, (Acquired 1/26/21, Cost $174,908) (a) (d) (e) (f)	4,667	67,998
		579,604

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 0.0%
Go Maps, Inc., Series B-1, (Acquired 5/15/19-7/29/20, Cost $9,665) (a) (d) (e) (f)	755	$3,767
Investment Companies — 0.0%
Maplebear, Inc., Series E, (Acquired 11/19/21, Cost $348,680) (a) (d) (e) (f)	2,900	94,250
Maplebear, Inc., Series I, (Acquired 2/26/21, Cost $58,500) (a) (d) (e) (f)	468	15,210
		109,460
		880,661
Industrial — 0.2%
Aerospace & Defense — 0.0%
ABL Space Systems Company, Series B (Acquired 3/24/21, Cost $328,985) (a) (d) (e) (f)	7,305	234,564
Electrical Components & Equipment — 0.1%
CelLink, Inc., Series D (Acquired 1/20/22, Cost $223,836) (a) (d) (e) (f)	10,749	143,069
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $505,509) (a) (d) (e) (f)	12,248	248,389
		391,458
Electronics — 0.1%
Sartorius AG 0.4538%	2,515	862,455
		1,488,477
Technology — 0.5%
Computers — 0.0%
Coalition, Inc., Series E (Acquired 9/07/21, Cost $253,711) (a) (d) (e) (f)	15,355	259,192
Mesosphere, Inc., Series D (Acquired 5/04/18, Cost $72,584) (a) (d) (e) (f)	6,566	4,071
		263,263
Software — 0.5%
Checkr, Inc., Series C (Acquired 4/10/18, Cost $106,628) (a) (d) (e) (f)	23,433	126,538
Checkr, Inc., Series D (Acquired 9/06/19, Cost $308,786) (a) (d) (e) (f)	30,627	165,386
Databricks, Inc., Series F (Acquired 10/22/19, Cost $104,923) (a) (d) (e) (f)	7,329	536,190
Databricks, Inc., Series G (Acquired 2/01/21, Cost $50,195) (a) (d) (e) (f)	849	62,113
Databricks, Inc., Series H (Acquired 8/31/21, Cost $114,856) (a) (d) (e) (f)	1,563	114,349
DTX Company, Series A-1 (Acquired 2/04/22, Cost $31,212) (a) (d) (e) (f)	17,154	4,803
Eikon Therapeutics, Inc., Series B (Acquired 12/03/21, Cost $89,186) (a) (d) (e) (f)	5,042	108,398
Epirus, Inc., Series C-2 (Acquired 1/28/21, Cost $324,592) (a) (d) (e) (f)	58,131	292,399
Flexe, Inc., Series C (Acquired 11/18/20, Cost $134,849) (a) (d) (e) (f)	11,083	199,272
Flexe, Inc., Series D (Acquired 4/07/22, Cost $73,849) (a) (d) (e) (f)	3,621	65,106
Gusto, Inc., Series B (Acquired 8/18/20, Cost $49,238) (a) (d) (e) (f)	3,644	68,617
Gusto, Inc., Series B-2 (Acquired 8/18/20, Cost $91,936) (a) (d) (e) (f)	6,804	128,119
Gusto, Inc., Series C (Acquired 7/16/18, Cost $84,209) (a) (d) (e) (f)	11,076	208,561
Gusto, Inc., Series D (Acquired 7/16/19, Cost $187,638) (a) (d) (e) (f)	14,095	265,409
JetClosing, Inc., Series A (Acquired 5/25/18, Cost $22,781) (a) (d) (e) (f)	11,678	—
JetClosing, Inc., Series B-1 (Acquired 7/13/20-2/25/21, Cost $36,276) (a) (d) (e) (f)	27,130	—
JetClosing, Inc., Series B-2 (Acquired 2/06/20, Cost $5,769) (a) (d) (e) (f)	5,185	—

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
KoBold Metals, Inc., Series B-1 (Acquired 1/10/22, Cost $244,807) (a) (d) (e) (f)	8,931	$382,080
Seismic Software, Inc., Series E (Acquired 12/13/18, Cost $117,981) (a) (d) (e) (f)	18,715	159,639
Seismic Software, Inc., Series F (Acquired 9/25/20, Cost $18,592) (a) (d) (e) (f)	2,115	18,041
ServiceTitan, Inc., Series A-1 (Acquired 11/09/18, Cost $263) (a) (d) (e) (f)	10	729
ServiceTitan, Inc., Series D (Acquired 11/09/18, Cost $124,743) (a) (d) (e) (f)	4,744	345,885
ServiceTitan, Inc., Series E (Acquired 4/23/20, Cost $7,435) (a) (d) (e) (f)	220	16,040
ServiceTitan, Inc., Series F (Acquired 3/25/21, Cost $25,650) (a) (d) (e) (f)	239	17,425
Socure, Inc., Series A (Acquired 12/22/21, Cost $75,555) (a) (d) (e) (f)	4,702	35,171
Socure, Inc., Series A-1 (Acquired 12/22/21, Cost $62,025) (a) (d) (e) (f)	3,860	28,873
Socure, Inc., Series B (Acquired 12/22/21, Cost $1,109) (a) (d) (e) (f)	69	516
Socure, Inc., Series E (Acquired 10/27/21, Cost $143,750) (a) (d) (e) (f)	8,946	66,916
Themis Solutions, Inc., Series AA (Acquired 4/14/21, Cost $24,473) (a) (d) (e) (f)	1,090	19,424
Themis Solutions, Inc., Series AB (Acquired 4/14/21, Cost $2,694) (a) (d) (e) (f)	120	2,138
Themis Solutions, Inc., Series B (Acquired 4/14/21, Cost $2,694) (a) (d) (e) (f)	120	2,138
Themis Solutions, Inc., Series E (Acquired 4/14/21, Cost $309,164) (a) (d) (e) (f)	13,770	245,381
		3,685,656
		3,948,919

TOTAL PREFERRED STOCK (Cost $11,415,701)		11,456,630

TOTAL EQUITIES (Cost $663,820,399)		743,652,295

	Principal Amount
BONDS & NOTES — 0.0%
CORPORATE DEBT — 0.0%
Diversified Financial Services — 0.0%
PRA Group, Inc.
5.000% 10/01/29 (b)	$18,000	13,625
7.375% 9/01/25 (b)	83,000	78,901
		92,526

TOTAL CORPORATE DEBT (Cost $91,730)		92,526

TOTAL BONDS & NOTES (Cost $91,730)		92,526

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WARRANTS — 0.0%

Communications — 0.0%
Advertising — 0.0%
Advantage Solutions, Inc., Expires 10/28/25, Strike 11.5 (a)	3,668	$477
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
EQRx, Inc., (a)	1,166	187
Financial — 0.0%
Banks — 0.0%
Dogwood State Bank (Acquired 5/06/19, Cost $0) (a) (d) (e) (f)	800	8,328
Diversified Financial Services — 0.0%
Grasshopper Bancorp, Inc. (Acquired 10/15/18, Cost $0) (a) (d) (e) (f)	1,432	229
Insurance — 0.0%
Hagerty, Inc. (a) (d) (f)	3,040	6,387
		14,944

TOTAL WARRANTS (Cost $11,320)		15,608

TOTAL LONG-TERM INVESTMENTS (Cost $663,923,449)		743,760,429

SHORT-TERM INVESTMENTS — 4.0%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	1,700,611	1,700,611
Mutual Fund — 3.6%
T. Rowe Price Government Reserve Investment Fund	27,645,353	27,645,353

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (h)	$1,447,304	1,447,304

TOTAL SHORT-TERM INVESTMENTS (Cost $30,793,268)		30,793,268

TOTAL INVESTMENTS — 100.3% (Cost $694,716,717) (i)		774,553,697

Other Assets/(Liabilities) — (0.3)%		(2,250,033)

NET ASSETS — 100.0%		$772,303,664

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $324,290 or 0.04% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $11,666,968 or 1.51% of net assets. The Fund received $10,311,089 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Investment is valued using significant unobservable inputs.
(e)	Restricted security. Certain securities are restricted as to resale. At June 30, 2023, these securities amounted to a value of $16,110,822 or 2.09% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2023, these securities amounted to a value of $16,117,209 or 2.09% of net assets.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $1,447,487. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $1,476,338.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.6%

U.S. Government Agency Obligations and Instrumentalities (a) — 0.4%
Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association Series 2020-7, Class KE 2.500% 1/20/50	$167,224	$145,760
Pass-Through Securities — 0.3%
Government National Mortgage Association II
Pool #MA4484 3.000% 6/20/32	116,277	109,847
Pool #MA6381 3.000% 1/20/35	62,501	58,576
Pool #MA6630 3.000% 5/20/35	28,920	27,004
Pool #MA4588 4.500% 7/20/47	100,939	99,410
Pool #MA4781 5.000% 10/20/47	45,608	45,913
Pool #MA4840 5.000% 11/20/47	35,929	36,159
Pool #MA5653 5.000% 12/20/48	111,100	110,803
Pool #MA5820 5.500% 3/20/49	14,996	15,191
		502,903

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $713,321)		648,663

U.S. TREASURY OBLIGATIONS — 97.2%
U.S. Treasury Bonds & Notes — 97.2%
U.S. Treasury Bonds
1.125% 5/15/40	2,790,000	1,806,073
1.125% 8/15/40	5,170,000	3,320,227
1.250% 5/15/50	659,300	370,241
1.375% 11/15/40	6,110,000	4,083,149
1.375% 8/15/50	4,585,000	2,661,034
1.625% 11/15/50	3,580,000	2,219,612
1.750% 8/15/41	6,940,000	4,871,281
1.875% 2/15/41	7,480,000	5,424,535
1.875% 2/15/51	5,115,000	3,381,594
1.875% 11/15/51	4,775,000	3,146,989
2.000% 11/15/41	7,760,000	5,673,576
2.000% 2/15/50 (b)	3,535,000	2,420,597
2.000% 8/15/51	3,700,000	2,517,605
2.250% 5/15/41	7,690,000	5,916,802
2.250% 8/15/49	2,550,000	1,851,789
2.250% 2/15/52	11,895,000	8,583,773
2.375% 2/15/42	4,495,000	3,497,758
2.375% 11/15/49	2,220,000	1,656,201
2.375% 5/15/51	2,440,000	1,811,294
2.875% 5/15/49	2,480,000	2,048,884
2.875% 5/15/52	3,985,000	3,297,352
3.000% 2/15/49	2,480,000	2,096,038

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.000% 8/15/52	$5,555,000	$4,716,176
3.250% 5/15/42	1,945,000	1,733,817
3.375% 8/15/42	5,560,000	5,041,919
3.375% 11/15/48	2,330,000	2,103,140
3.625% 2/15/53	14,910,000	14,289,236
3.625% 5/15/53	8,925,000	8,585,450
3.875% 2/15/43	23,040,000	22,446,870
3.875% 5/15/43	9,120,000	8,904,696
4.000% 11/15/42	7,395,000	7,342,717
4.000% 11/15/52	3,958,700	4,060,517
		151,880,942

TOTAL U.S. TREASURY OBLIGATIONS (Cost $183,687,495)		151,880,942

TOTAL BONDS & NOTES (Cost $184,400,816)		152,529,605

TOTAL LONG-TERM INVESTMENTS (Cost $184,400,816)		152,529,605

	Number of Shares
SHORT-TERM INVESTMENTS — 1.5%
Mutual Fund — 0.9%
T. Rowe Price Government Reserve Investment Fund	1,458,203	1,458,203

	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (c)	$924,064	924,064

TOTAL SHORT-TERM INVESTMENTS (Cost $2,382,267)		2,382,267

TOTAL INVESTMENTS — 99.1% (Cost $186,783,083) (d)		154,911,872

Other Assets/(Liabilities) — 0.9%		1,368,422

NET ASSETS — 100.0%		$156,280,294

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(b)	All or a portion of this security is pledged/held as collateral for open derivatives.
(c)	Maturity value of $924,181. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $942,625.
(d)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Ultra Bond	9/20/23	23	$3,133,318	$(287)

MassMutual Select T. Rowe Price Retirement Balanced Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 39.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,933,875	$20,189,651
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	2,401,273	29,943,873
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	309,910	3,421,409
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	831,384	10,076,379
MM S&P 500 Index Fund, Class I (a)	449,323	6,820,727
		70,452,039
Fixed Income Funds — 60.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	4,273,311	36,066,744
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	987,940	7,350,272
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	3,708,849	33,676,352
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	1,144,345	6,248,122
State Street Institutional U.S. Government Money Market Fund	6,917,842	6,917,842
T. Rowe Price Dynamic Global Bond Fund, Class I	845,688	6,731,675
T. Rowe Price Institutional Floating Rate Fund	287,925	2,683,457
T. Rowe Price Institutional High Yield Fund	878,060	6,603,011
		106,277,475

TOTAL MUTUAL FUNDS (Cost $197,781,333)		176,729,514

TOTAL LONG-TERM INVESTMENTS (Cost $197,781,333)		176,729,514

TOTAL INVESTMENTS — 100.0% (Cost $197,781,333) (b)		176,729,514

Other Assets/(Liabilities) — (0.0)%		(64,458)

NET ASSETS — 100.0%		$176,665,056

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2005 Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 42.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	228,758	$2,388,230
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	287,152	3,580,786
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	37,722	416,453
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	98,995	1,199,819
MM S&P 500 Index Fund, Class I (a)	53,979	819,404
		8,404,692
Fixed Income Funds — 57.6%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	476,003	4,017,464
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	104,843	780,032
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	355,216	3,225,362
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	133,736	730,201
State Street Institutional U.S. Government Money Market Fund	879,472	879,472
T. Rowe Price Dynamic Global Bond Fund, Class I	94,815	754,725
T. Rowe Price Institutional Floating Rate Fund	32,012	298,350
T. Rowe Price Institutional High Yield Fund	96,396	724,902
		11,410,508

TOTAL MUTUAL FUNDS (Cost $21,660,207)		19,815,200

TOTAL LONG-TERM INVESTMENTS (Cost $21,660,207)		19,815,200

TOTAL INVESTMENTS — 100.0% (Cost $21,660,207) (b)		19,815,200

Other Assets/(Liabilities) — (0.0)%		(7,417)

NET ASSETS — 100.0%		$19,807,783

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2010 Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 46.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,289,355	$13,460,868
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,614,405	20,131,625
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	208,771	2,304,827
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	561,800	6,809,019
MM S&P 500 Index Fund, Class I (a)	303,853	4,612,493
		47,318,832
Fixed Income Funds — 54.0%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,374,328	20,039,330
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	523,208	3,892,669
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,621,319	14,721,572
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	687,864	3,755,738
State Street Institutional U.S. Government Money Market Fund	4,339,053	4,339,053
T. Rowe Price Dynamic Global Bond Fund, Class I	474,521	3,777,184
T. Rowe Price Institutional Floating Rate Fund	157,592	1,468,759
T. Rowe Price Institutional High Yield Fund	473,146	3,558,059
		55,552,364

TOTAL MUTUAL FUNDS (Cost $115,435,685)		102,871,196

TOTAL LONG-TERM INVESTMENTS (Cost $115,435,685)		102,871,196

TOTAL INVESTMENTS — 100.0% (Cost $115,435,685) (b)		102,871,196

Other Assets/(Liabilities) — (0.0)%		(40,717)

NET ASSETS — 100.0%		$102,830,479

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2015 Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 49.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,496,898	$15,627,616
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,867,351	23,285,861
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	238,304	2,630,875
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	646,511	7,835,712
MM S&P 500 Index Fund, Class I (a)	328,507	4,986,742
		54,366,806
Fixed Income Funds — 51.0%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,487,322	20,993,000
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	531,413	3,953,715
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,510,598	13,716,232
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	736,443	4,020,978
State Street Institutional U.S. Government Money Market Fund	4,735,912	4,735,912
T. Rowe Price Dynamic Global Bond Fund, Class I	498,782	3,970,307
T. Rowe Price Institutional Floating Rate Fund	164,096	1,529,370
T. Rowe Price Institutional High Yield Fund	492,101	3,700,600
		56,620,114

TOTAL MUTUAL FUNDS (Cost $123,308,165)		110,986,920

TOTAL LONG-TERM INVESTMENTS (Cost $123,308,165)		110,986,920

TOTAL INVESTMENTS — 100.0% (Cost $123,308,165) (b)		110,986,920

Other Assets/(Liabilities) — (0.0)%		(35,465)

NET ASSETS — 100.0%		$110,951,455

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2020 Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 52.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	7,574,027	$79,072,844
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	9,499,404	118,457,567
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,192,181	13,161,681
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	3,263,413	39,552,569
MM S&P 500 Index Fund, Class I (a)	1,566,433	23,778,449
		274,023,110
Fixed Income Funds — 47.6%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	11,232,833	94,805,110
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,359,127	17,551,902
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	5,998,164	54,463,332
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	3,438,222	18,772,693
State Street Institutional U.S. Government Money Market Fund	21,823,817	21,823,817
T. Rowe Price Dynamic Global Bond Fund, Class I	2,255,494	17,953,736
T. Rowe Price Institutional Floating Rate Fund	729,037	6,794,627
T. Rowe Price Institutional High Yield Fund	2,200,057	16,544,427
		248,709,644

TOTAL MUTUAL FUNDS (Cost $572,597,970)		522,732,754

TOTAL LONG-TERM INVESTMENTS (Cost $572,597,970)		522,732,754

TOTAL INVESTMENTS — 100.0% (Cost $572,597,970) (b)		522,732,754

Other Assets/(Liabilities) — (0.0)%		(241,891)

NET ASSETS — 100.0%		$522,490,863

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2025 Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 58.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	8,911,408	$93,035,096
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	11,384,487	141,964,557
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,404,477	15,505,428
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	3,882,319	47,053,708
MM S&P 500 Index Fund, Class I (a)	1,921,014	29,160,992
		326,719,781
Fixed Income Funds — 41.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	10,796,530	91,122,714
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,021,895	15,042,896
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	4,537,627	41,201,650
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	3,743,190	20,437,816
State Street Institutional U.S. Government Money Market Fund	22,963,780	22,963,780
T. Rowe Price Dynamic Global Bond Fund, Class I	2,174,622	17,309,993
T. Rowe Price Institutional Floating Rate Fund	649,695	6,055,160
T. Rowe Price Institutional High Yield Fund	2,007,863	15,099,130
		229,233,139

TOTAL MUTUAL FUNDS (Cost $609,862,984)		555,952,920

TOTAL LONG-TERM INVESTMENTS (Cost $609,862,984)		555,952,920

TOTAL INVESTMENTS — 100.0% (Cost $609,862,984) (b)		555,952,920

Other Assets/(Liabilities) — (0.0)%		(237,043)

NET ASSETS — 100.0%		$555,715,877

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2030 Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 69.5%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	25,401,161	$265,188,117
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	32,227,764	401,880,214
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	4,045,724	44,664,789
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	11,026,663	133,643,150
MM S&P 500 Index Fund, Class I (a)	5,638,082	85,586,081
		930,962,351
Fixed Income Funds — 30.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	21,208,519	178,999,900
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	3,202,610	23,827,415
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	4,019,688	36,498,766
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	9,136,520	49,885,401
State Street Institutional U.S. Government Money Market Fund	50,140,455	50,140,455
T. Rowe Price Dynamic Global Bond Fund, Class I	4,188,528	33,340,683
T. Rowe Price Institutional Floating Rate Fund	1,105,870	10,306,708
T. Rowe Price Institutional High Yield Fund	3,447,380	25,924,300
		408,923,628

TOTAL MUTUAL FUNDS (Cost $1,412,540,419)		1,339,885,979

TOTAL LONG-TERM INVESTMENTS (Cost $1,412,540,419)		1,339,885,979

TOTAL INVESTMENTS — 100.0% (Cost $1,412,540,419) (b)		1,339,885,979

Other Assets/(Liabilities) — (0.0)%		(662,433)

NET ASSETS — 100.0%		$1,339,223,546

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2035 Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 80.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	16,105,227	$168,138,572
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	20,457,504	255,105,075
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	2,595,227	28,651,307
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	6,974,666	84,532,950
MM S&P 500 Index Fund, Class I (a)	3,927,144	59,614,044
		596,041,948
Fixed Income Funds — 19.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	7,921,899	66,860,830
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	907,987	6,755,426
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	5,938	53,914
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	4,097,505	22,372,377
State Street Institutional U.S. Government Money Market Fund	23,426,761	23,426,761
T. Rowe Price Dynamic Global Bond Fund, Class I	1,557,849	12,400,475
T. Rowe Price Institutional Floating Rate Fund	347,223	3,236,122
T. Rowe Price Institutional High Yield Fund	1,114,233	8,379,033
		143,484,938

TOTAL MUTUAL FUNDS (Cost $778,153,327)		739,526,886

TOTAL LONG-TERM INVESTMENTS (Cost $778,153,327)		739,526,886

TOTAL INVESTMENTS — 100.0% (Cost $778,153,327) (b)		739,526,886

Other Assets/(Liabilities) — (0.0)%		(348,346)

NET ASSETS — 100.0%		$739,178,540

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2040 Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 89.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	30,610,490	$319,573,515
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	38,501,348	480,111,806
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	4,944,875	54,591,415
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	13,119,351	159,006,534
MM S&P 500 Index Fund, Class I (a)	7,670,646	116,440,405
		1,129,723,675
Fixed Income Funds — 10.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	6,408,314	54,086,167
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	371,439	2,763,506
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	26,617	241,681
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	3,860,468	21,078,157
State Street Institutional U.S. Government Money Market Fund	34,047,096	34,047,096
T. Rowe Price Dynamic Global Bond Fund, Class I	1,229,220	9,784,593
T. Rowe Price Institutional Floating Rate Fund	207,599	1,934,822
T. Rowe Price Institutional High Yield Fund	756,648	5,689,994
		129,626,016

TOTAL MUTUAL FUNDS (Cost $1,294,487,626)		1,259,349,691

TOTAL LONG-TERM INVESTMENTS (Cost $1,294,487,626)		1,259,349,691

TOTAL INVESTMENTS — 100.1% (Cost $1,294,487,626) (b)		1,259,349,691

Other Assets/(Liabilities) — (0.1)%		(650,091)

NET ASSETS — 100.0%		$1,258,699,600

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2045 Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 95.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	15,545,743	$162,297,553
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	19,637,412	244,878,528
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	2,524,155	27,866,673
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	6,626,706	80,315,677
MM S&P 500 Index Fund, Class I (a)	3,891,666	59,075,484
		574,433,915
Fixed Income Funds — 4.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	1,081,580	9,128,534
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	7,470	67,827
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	854,970	4,668,138
State Street Institutional U.S. Government Money Market Fund	13,952,603	13,952,603
T. Rowe Price Dynamic Global Bond Fund, Class I	193,127	1,537,293
		29,354,395

TOTAL MUTUAL FUNDS (Cost $624,805,227)		603,788,310

TOTAL LONG-TERM INVESTMENTS (Cost $624,805,227)		603,788,310

TOTAL INVESTMENTS — 100.0% (Cost $624,805,227) (b)		603,788,310

Other Assets/(Liabilities) — (0.0)%		(292,402)

NET ASSETS — 100.0%		$603,495,908

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2050 Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 96.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	23,357,943	$243,856,924
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	29,514,147	368,041,413
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	3,798,095	41,930,970
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	9,933,216	120,390,576
MM S&P 500 Index Fund, Class I (a)	5,932,469	90,054,879
		864,274,762
Fixed Income Funds — 3.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	624,894	5,274,106
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	11,669	105,955
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	504,210	2,752,985
State Street Institutional U.S. Government Money Market Fund	20,237,772	20,237,772
T. Rowe Price Dynamic Global Bond Fund, Class I	113,186	900,961
		29,271,779

TOTAL MUTUAL FUNDS (Cost $914,555,983)		893,546,541

TOTAL LONG-TERM INVESTMENTS (Cost $914,555,983)		893,546,541

TOTAL INVESTMENTS — 100.1% (Cost $914,555,983) (b)		893,546,541

Other Assets/(Liabilities) — (0.1)%		(472,914)

NET ASSETS — 100.0%		$893,073,627

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2055 Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 97.3%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	10,283,886	$107,363,771
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	12,979,445	161,853,684
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,667,270	18,406,661
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	4,398,902	53,314,690
MM S&P 500 Index Fund, Class I (a)	2,574,010	39,073,471
		380,012,277
Fixed Income Funds — 2.7%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	256,025	2,160,852
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	2,508	22,773
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	198,171	1,082,014
State Street Institutional U.S. Government Money Market Fund	6,932,088	6,932,088
T. Rowe Price Dynamic Global Bond Fund, Class I	51,148	407,137
		10,604,864

TOTAL MUTUAL FUNDS (Cost $405,539,646)		390,617,141

TOTAL LONG-TERM INVESTMENTS (Cost $405,539,646)		390,617,141

TOTAL INVESTMENTS — 100.0% (Cost $405,539,646) (b)		390,617,141

Other Assets/(Liabilities) — (0.0)%		(192,037)

NET ASSETS — 100.0%		$390,425,104

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2060 Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 97.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	5,508,089	$57,504,447
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	6,955,886	86,739,900
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	898,935	9,924,239
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	2,349,238	28,472,766
MM S&P 500 Index Fund, Class I (a)	1,389,088	21,086,354
		203,727,706
Fixed Income Funds — 2.7%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	144,605	1,220,467
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,207	10,958
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	104,652	571,399
State Street Institutional U.S. Government Money Market Fund	3,655,917	3,655,917
T. Rowe Price Dynamic Global Bond Fund, Class I	26,059	207,431
		5,666,172

TOTAL MUTUAL FUNDS (Cost $218,381,070)		209,393,878

TOTAL LONG-TERM INVESTMENTS (Cost $218,381,070)		209,393,878

TOTAL INVESTMENTS — 100.1% (Cost $218,381,070) (b)		209,393,878

Other Assets/(Liabilities) — (0.1)%		(106,050)

NET ASSETS — 100.0%		$209,287,828

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2065 Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.9%

Equity Funds — 97.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	27,858	$290,838
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	35,203	438,980
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	4,541	50,131
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	11,841	143,516
MM S&P 500 Index Fund, Class I (a)	7,104	107,835
		1,031,300
Fixed Income Funds — 2.7%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	704	5,943
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	534	2,914
State Street Institutional U.S. Government Money Market Fund	19,230	19,230
T. Rowe Price Dynamic Global Bond Fund, Class I	137	1,092
		29,179

TOTAL MUTUAL FUNDS (Cost $1,016,185)		1,060,479

TOTAL LONG-TERM INVESTMENTS (Cost $1,016,185)		1,060,479

TOTAL INVESTMENTS — 99.9% (Cost $1,016,185) (b)		1,060,479

Other Assets/(Liabilities) — 0.1%		840

NET ASSETS — 100.0%		$1,061,319

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. As of June 30, 2023, the Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Total Return Bond Fund (“Total Return Bond Fund”)

MassMutual Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Diversified Value Fund (“Diversified Value Fund”)

MassMutual Fundamental Value Fund (“Fundamental Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Equity Opportunities Fund (“Equity Opportunities Fund”)

MassMutual Fundamental Growth Fund (“Fundamental Growth Fund”)

MassMutual Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Mid Cap Value Fund (“Mid Cap Value Fund”)

MassMutual Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Small Company Value Fund (“Small Company Value Fund”)

MassMutual Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MassMutual Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MassMutual Overseas Fund (“Overseas Fund”)

MassMutual Select T. Rowe Price International Equity Fund (“MM Select T. Rowe Price International Equity Fund”)

MassMutual 20/80 Allocation Fund (“20/80 Allocation Fund”)

MassMutual 40/60 Allocation Fund (“40/60 Allocation Fund”)

MassMutual 60/40 Allocation Fund (“60/40 Allocation Fund”)

MassMutual 80/20 Allocation Fund (“80/20 Allocation Fund”)

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (“MM RetireSMART by JPMorgan In Retirement Fund”)

MassMutual RetireSMARTSM by JPMorgan 2020 Fund (“MM RetireSMART by JPMorgan 2020 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2025 Fund (“MM RetireSMART by JPMorgan 2025 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2030 Fund (“MM RetireSMART by JPMorgan 2030 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2035 Fund (“MM RetireSMART by JPMorgan 2035 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2040 Fund (“MM RetireSMART by JPMorgan 2040 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2045 Fund (“MM RetireSMART by JPMorgan 2045 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2050 Fund (“MM RetireSMART by JPMorgan 2050 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2055 Fund (“MM RetireSMART by JPMorgan 2055 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2060 Fund (“MM RetireSMART by JPMorgan 2060 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2065 Fund (“MM RetireSMART by JPMorgan 2065 Fund”)

MM Equity Asset Fund (“Equity Asset Fund”)

Notes to Portfolio of Investments (Unaudited) (Continued)

MassMutual Select T. Rowe Price Bond Asset Fund (“MM Select T. Rowe Price Bond Asset Fund”)

MassMutual Select T. Rowe Price Emerging Markets Bond Fund (“MM Select T. Rowe Price Emerging Markets Bond Fund”)

MassMutual Select T. Rowe Price Large Cap Blend Fund (“MM Select T. Rowe Price Large Cap Blend Fund”)

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund (“MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund”)

MassMutual Select T. Rowe Price Real Assets Fund (“MM Select T. Rowe Price Real Assets Fund”)

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (“MM Select T. Rowe Price Small and Mid Cap Blend Fund”)

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund (“MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund”)

MassMutual Select T. Rowe Price Retirement Balanced Fund (“MM Select T. Rowe Price Retirement Balanced Fund”)

MassMutual Select T. Rowe Price Retirement 2005 Fund (“MM Select T. Rowe Price Retirement 2005 Fund”)

MassMutual Select T. Rowe Price Retirement 2010 Fund (“MM Select T. Rowe Price Retirement 2010 Fund”)

MassMutual Select T. Rowe Price Retirement 2015 Fund (“MM Select T. Rowe Price Retirement 2015 Fund”)

MassMutual Select T. Rowe Price Retirement 2020 Fund (“MM Select T. Rowe Price Retirement 2020 Fund”)

MassMutual Select T. Rowe Price Retirement 2025 Fund (“MM Select T. Rowe Price Retirement 2025 Fund”)

MassMutual Select T. Rowe Price Retirement 2030 Fund (“MM Select T. Rowe Price Retirement 2030 Fund”)

MassMutual Select T. Rowe Price Retirement 2035 Fund (“MM Select T. Rowe Price Retirement 2035 Fund”)

MassMutual Select T. Rowe Price Retirement 2040 Fund (“MM Select T. Rowe Price Retirement 2040 Fund”)

MassMutual Select T. Rowe Price Retirement 2045 Fund (“MM Select T. Rowe Price Retirement 2045 Fund”)

MassMutual Select T. Rowe Price Retirement 2050 Fund (“MM Select T. Rowe Price Retirement 2050 Fund”)

MassMutual Select T. Rowe Price Retirement 2055 Fund (“MM Select T. Rowe Price Retirement 2055 Fund”)

MassMutual Select T. Rowe Price Retirement 2060 Fund (“MM Select T. Rowe Price Retirement 2060 Fund”)

MassMutual Select T. Rowe Price Retirement 2065 Fund (“MM Select T. Rowe Price Retirement 2065 Fund”)

The 20/80 Allocation Fund, 40/60 Allocation Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund (the “MM Target Allocation Funds”) invest their investable assets in shares of MassMutual Funds advised by MML Investment Advisers, LLC (“MML Advisers”) and non-affiliated mutual funds (together, the “MM Target Allocation Underlying Funds”).

The MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, MM RetireSMART by JPMorgan 2060 Fund, and MM RetireSMART by JPMorgan 2065 Fund (the “MM RetireSMART by JPMorgan Funds”) invest their investable assets in shares of MassMutual Funds, J.P. Morgan Funds advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates, and non-affiliated mutual funds (together, the “MM RetireSMART by JPMorgan Underlying Funds”).

Notes to Portfolio of Investments (Unaudited) (Continued)

The MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, MM Select T. Rowe Price Retirement 2060 Fund, and MM Select T. Rowe Price Retirement 2065 Fund (the “MM Select T. Rowe Price Retirement Funds”) invest their investable assets primarily in shares of MassMutual Funds and T. Rowe Price Funds (together, the “MM Select T. Rowe Price Underlying Funds”). The MM Target Allocation Underlying Funds, MM RetireSMART by JPMorgan Underlying Funds, and MM Select T. Rowe Price Underlying Funds are hereinafter collectively referred to as the (“Underlying Funds”).

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each of the MM Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds and certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company's interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Fundamental Value Fund, Fundamental Growth Fund, Growth Opportunities Fund, Small Cap Value Equity Fund, and Small Cap Growth Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, except for the State Street Navigator Securities Lending Government Money Market Portfolio which was characterized at Level 1, as of June 30, 2023. The MM Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and the MM Select T. Rowe Price Retirement Funds characterized all investments at Level 1, as of June 30, 2023. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of June 30, 2023, for the remaining Funds' investments:

Total Return Bond Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Bank Loans	$—	$15,007,297	$—		$15,007,297
Corporate Debt	—	223,410,365	—	+	223,410,365
Municipal Obligations	—	4,068,700	—		4,068,700
Non-U.S. Government Agency Obligations	—	118,937,879	—		118,937,879
Sovereign Debt Obligations	—	4,696,461	—		4,696,461
U.S. Government Agency Obligations and Instrumentalities	—	314,064,758	—		314,064,758
U.S. Treasury Obligations	—	216,388,118	—		216,388,118
Common Stock	356,860	—	—		356,860
Rights	—	—	—	+	—
Short-Term Investments	5,263,660	56,630,145	—		61,893,805
Unfunded Bank Loan Commitments**		140	—		140
Total Investments	$5,620,520	$953,203,863	$—		$958,824,383

Asset Derivatives
Forward Contracts	$—	$11,413	$—		$11,413
Futures Contracts	77,777	—	—		77,777
Swap Agreements	—	137,428	—		137,428
Total	$77,777	$148,841	$—		$226,618

Liability Derivatives
Forward Contracts	$—	$(21,546)	$—		$(21,546)
Futures Contracts	(3,849,791)	—	—		(3,849,791)
Total	$(3,849,791)	$(21,546)	$—		$(3,871,337)

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$7,336,614	$—	$7,336,614
Corporate Debt	—	113,605,772	—	113,605,772
Municipal Obligations	—	50,217	—	50,217
Non-U.S. Government Agency Obligations	—	25,858,338	—	25,858,338
Sovereign Debt Obligations	—	18,907,312	—	18,907,312
U.S. Government Agency Obligations and Instrumentalities	—	146,399,497	202,430	146,601,927
U.S. Treasury Obligations	—	103,860,674	—	103,860,674
Purchased Options	452,667	17,457	—	470,124
Short-Term Investments	5,062,800	6,391,113	—	11,453,913
Total Investments	$5,515,467	$422,426,994	$202,430	$428,144,891

Liability Investments
Unfunded Loan Commitments**	$—	$(1,600)	$—	$(1,600)

Asset Derivatives
Forward Contracts	$—	$233,954	$—	$233,954
Futures Contracts	3,176,862	—	—	3,176,862
Swap Agreements	—	2,364,908	—	2,364,908
Total	$3,176,862	$2,598,862	$—	$5,775,724

Liability Derivatives
Forward Contracts	$—	$(877,502)	$—	$(877,502)
Futures Contracts	(3,328,843)	—	—	(3,328,843)
Swap Agreements	—	(1,123,627)	—	(1,123,627)
Written Options	(721,670)	—	—	(721,670)
Total	$(4,050,513)	$(2,001,129)	$—	$(6,051,642)

Notes to Portfolio of Investments (Unaudited) (Continued)

Diversified Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$285,254,123	$5,587,438	*	$—	$290,841,561
Preferred Stock	—	3,066,431	*	—	3,066,431
Mutual Funds	3,709,005	—		—	3,709,005
Short-Term Investments	107	3,471,928		—	3,472,035
Total Investments	$288,963,235	$12,125,797		$—	$301,089,032

Notes to Portfolio of Investments (Unaudited) (Continued)

S&P 500 Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$2,563,447,587	$—	$—	$2,563,447,587
Short-Term Investments	—	5,967,110	—	5,967,110
Total Investments	$2,563,447,587	$5,967,110	$—	$2,569,414,697

Asset Derivatives
Futures Contracts	$155,434	$—	$—	$155,434

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Opportunities Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$618,757,609	$9,118,212	*	$—	$627,875,821
Preferred Stock	—	4,956,654	*	—	4,956,654
Short-Term Investments	162	10,233,504		—	10,233,666
Total Investments	$618,757,771	$24,308,370		$—	$643,066,141

Notes to Portfolio of Investments (Unaudited) (Continued)

Blue Chip Growth Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$2,454,945,749	$4,903,513	*	$3,010,379	$2,462,859,641
Preferred Stock	—	—		3,961,029	3,961,029
Corporate Debt	—	2,902,757		—	2,902,757
Short-Term Investments	103	23,830,987		—	23,831,090
Total Investments	$2,454,945,852	$31,637,257		$6,971,408	$2,493,554,517

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$108,514,363	$3,351,913	*	$—	$111,866,276
Preferred Stock	—	379,220	*	—	379,220
Mutual Funds	539,314	—		—	539,314
Short-Term Investments	32,240	2,679,056		—	2,711,296
Total Investments	$109,085,917	$6,410,189		$—	$115,496,106

Asset Derivatives
Forward Contracts	$—	$2,099		$—	$2,099

Liability Derivatives
Forward Contracts	$—	$(129)		$—	$(129)

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Company Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$206,640,532	$371,710	*	$—	$207,012,242
Short-Term Investments	2,424,090	1,292,037		—	3,716,127
Total Investments	$209,064,622	$1,663,747		$—	$210,728,369

Asset Derivatives
Forward Contracts	$—	$1,890		$—	$1,890

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$5,183,859,073	$—	$27,792,000	$5,211,651,073
Preferred Stock	—	—	18,205,578	18,205,578
Short-Term Investments	5,516,277	144,670,496	—	150,186,773
Total Investments	$5,189,375,350	$144,670,496	$45,997,578	$5,380,043,424

Notes to Portfolio of Investments (Unaudited) (Continued)

Overseas Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$5,810,734	$—	$5,810,734
Belgium	—	4,808,565	—	4,808,565
Canada	15,332,363	—	—	15,332,363
China	2,698,081	12,118,861	—	14,816,942
Denmark	—	11,262,740	—	11,262,740
France	—	81,009,878	—	81,009,878
Germany	—	75,338,125	—	75,338,125
Hong Kong	—	12,256,873	—	12,256,873
India	—	7,745,066	—	7,745,066
Indonesia	—	197,975	—	197,975
Ireland	7,156,373	—	—	7,156,373
Israel	3,854,022	—	—	3,854,022
Italy	—	12,663,836	—	12,663,836
Japan	—	51,756,529	—	51,756,529
Luxembourg	—	1,759,465	—	1,759,465
Netherlands	—	15,680,388	—	15,680,388
Portugal	—	2,107,214	—	2,107,214
Republic of Korea	—	5,153,315	—	5,153,315
Singapore	—	3,551,777	—	3,551,777
Spain	—	6,434,762	—	6,434,762
Sweden	—	6,095,694	—	6,095,694
Switzerland	—	33,906,093	—	33,906,093
Taiwan	3,616,266	—	—	3,616,266
United Kingdom	1,589,898	50,674,536	—	52,264,434
United States	4,595,444	40,633,111	—	45,228,555
Preferred Stock*
Republic of Korea	—	2,931,865	—	2,931,865
Short-Term Investments	1,789,182	4,757,432	—	6,546,614
Total Investments	$40,631,629	$448,654,834	$—	$489,286,463

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price International Equity Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Australia	$—	$36,065,059	$—		$36,065,059
Austria	—	9,202,608	—		9,202,608
Belgium	—	4,047,375	—		4,047,375
Brazil	32,325,873	—	—		32,325,873
Canada	59,139,117	—	—		59,139,117
Chile	3,565,230	2,507,966	—		6,073,196
China	35,866,325	122,404,146	—		158,270,471
Denmark	4,542,406	10,524,956	—		15,067,362
Finland	—	8,850,578	—		8,850,578
France	—	104,819,616	—		104,819,616
Germany	—	93,308,845	—		93,308,845
Guatemala	—	1,319,986	—		1,319,986
Hong Kong	—	22,359,302	—		22,359,302
Hungary	—	6,612,362	—		6,612,362
India	2,295,144	63,768,568	—		66,063,712
Indonesia	—	11,170,124	—		11,170,124
Ireland	2,445,901	2,059,153	—		4,505,054
Italy	1,664,098	27,700,637	—		29,364,735
Japan	—	215,819,165	—		215,819,165
Luxembourg	—	4,359,111	—		4,359,111
Malaysia	—	3,001,360	—		3,001,360
Mexico	12,659,645	1,405,682	—		14,065,327
Mongolia	—	4,473,976	—		4,473,976
Netherlands	3,417,629	72,330,794	—		75,748,423
Norway	—	12,130,020	—		12,130,020
Peru	744,844	—	—		744,844
Philippines	872,131	5,460,537	—		6,332,668
Poland	—	2,020,488	—		2,020,488
Portugal	—	9,492,532	—		9,492,532
Republic of Korea	1,531,444	54,669,834	—		56,201,278
Russia	—	—	—	+	—
Saudi Arabia	—	13,502,013	—		13,502,013
Singapore	2,275,807	10,538,755	—		12,814,562
South Africa	—	7,448,474	—		7,448,474
Spain	—	13,562,272	—		13,562,272
Sweden	918,994	22,685,161	—		23,604,155
Switzerland	—	55,978,146	—		55,978,146
Taiwan	—	57,170,272	—		57,170,272
Thailand	4,671,407	4,567,753	—		9,239,160
United Arab Emirates	—	1,281,835	—		1,281,835
United Kingdom	21,906,403	113,539,647	—		135,446,050
United States	22,400,230	72,847,132	271,765		95,519,127
Preferred Stock*
Brazil	2,652,572	—	—		2,652,572
Germany	—	9,409,261	—		9,409,261
United States	—	—	16,320		16,320
Rights	—	—	—	+	—
Short-Term Investments	37,102,493	1,094,313	—		38,196,806
Total Investments	$252,997,693	$1,295,509,814	$288,085		$1,548,795,592

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Asset Fund

Asset Investments	Level 1	Level 2		Level 3		Total
Common Stock	$337,776,410	$2,570	*	$—		$337,778,980
Rights	—	—		—	+	—
Short-Term Investments	—	3,341,964		—		3,341,964
Total Investments	$337,776,410	$3,344,534		$—		$341,120,944

Asset Derivatives
Futures Contracts	$73,516	$—		$—		$73,516

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Bond Asset Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$4,974,956	$—	$4,974,956
Corporate Debt	—	134,582,125	—	134,582,125
Municipal Obligations	—	351,731	—	351,731
Non-U.S. Government Agency Obligations	—	36,402,110	—	36,402,110
Sovereign Debt Obligations	—	107,290,519	—	107,290,519
U.S. Government Agency Obligations and Instrumentalities	—	154,268,977	—	154,268,977
U.S. Treasury Obligations	—	120,573,554	—	120,573,554
Purchased Options	—	738	—	738
Short-Term Investments	66,031,356	5,426,927	—	71,458,283
Total Investments	$66,031,356	$563,871,637	$—	$629,902,993

Liability Investments
Unfunded Loan Commitments**	$—	$(445)	$—	$(445)

Asset Derivatives
Forward Contracts	$—	$3,598,885	$—	$3,598,885
Futures Contracts	90,607	—	—	90,607
Swap Agreements	—	804,966	—	804,966
Total	$90,607	$4,403,851	$—	$4,494,458

Liability Derivatives
Forward Contracts	$—	$(1,395,713)	$—	$(1,395,713)
Futures Contracts	(778,825)	—	—	(778,825)
Swap Agreements	—	(1,282,042)	—	(1,282,042)
Total	$(778,825)	$(2,677,755)	$—	$(3,456,580)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Emerging Markets Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$21,221,732	$—	$21,221,732
Sovereign Debt Obligations	—	56,716,061	—	56,716,061
Short-Term Investments	2,773,400	1,155,812	—	3,929,212
Total Investments	$2,773,400	$79,093,605	$—	$81,867,005

Asset Derivatives
Forward Contracts	$—	$13,858	$—	$13,858
Futures Contracts	123,335	—	—	123,335
Total	$123,335	$13,858	$—	$137,193

Liability Derivatives
Forward Contracts	$—	$(108,768)	$—	$(108,768)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Large Cap Blend Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$2,292,824,801	$9,338,213	*	$4,163,299	$2,306,326,313
Preferred Stock	—	8,628,425	*	6,418,805	15,047,230
Short-Term Investments	12,384,422	997,710		—	13,382,132
Total Investments	$2,305,209,223	$18,964,348		$10,582,104	$2,334,755,675

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$499,231	$—	$499,231
Municipal Obligations	—	756,902	—	756,902
Non-U.S. Government Agency Obligations	—	260,664	—	260,664
U.S. Government Agency Obligations and Instrumentalities	—	340,558	—	340,558
U.S. Treasury Obligations	—	185,482,132	—	185,482,132
Short-Term Investments	9,541,025	945,902	—	10,486,927
Total Investments	$9,541,025	$188,285,389	$—	$197,826,414

Asset Derivatives
Forward Contracts	$—	$12,533	$—	$12,533
Swap Agreements	—	646,035	—	646,035
Total	$—	$658,568	$—	$658,568

Liability Derivatives
Forward Contracts	$—	$(7,781)	$—	$(7,781)
Swap Agreements	—	(13,393)	—	(13,393)
Total	$—	$(21,174)	$—	$(21,174)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Real Assets Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Australia	$—	$25,978,058	$—		$25,978,058
Austria	—	1,170,553	—		1,170,553
Belgium	—	1,302,288	—		1,302,288
Bosnia and Herzegowina	—	423,722	—		423,722
Brazil	2,996,531	—	—		2,996,531
Burkina Faso	1,234,050	—	—		1,234,050
Canada	24,914,749	—	—		24,914,749
Chile	—	158,293	—		158,293
China	—	338,526	—		338,526
Egypt	—	298,851	—		298,851
Faeroe Islands	—	454,344	—		454,344
Finland	—	1,259,730	—		1,259,730
France	—	3,452,123	—		3,452,123
Germany	—	601,452	—		601,452
Ghana	664,141	—	—		664,141
Hong Kong	—	2,532,537	—		2,532,537
India	230,296	—	—		230,296
Japan	—	6,676,599	—		6,676,599
Kazakhstan	—	837,289	—		837,289
Luxembourg	—	1,079,536	—		1,079,536
Mexico	1,775,596	—	—		1,775,596
Netherlands	—	2,895,334	—		2,895,334
Norway	—	2,948,452	—		2,948,452
Portugal	—	468,198	—		468,198
Republic of Korea	—	1,054,428	—		1,054,428
Russia	—	—	—	+	—
Singapore	—	936,887	—		936,887
South Africa	—	4,804,276	—		4,804,276
Spain	—	866,113	—		866,113
Sweden	—	3,221,977	—		3,221,977
United Kingdom	2,722,058	4,048,624	—		6,770,682
United States	141,912,119	573,230	—		142,485,349
Vietnam	1,284,826	—	—		1,284,826
Zambia	1,909,688	—	—		1,909,688
Preferred Stock
United States	—	—	1,688,788		1,688,788
Mutual Funds	1,534,648	—	—		1,534,648
Purchased Options	—	274,258	—		274,258
Short-Term Investments	9,457,884	2,610,212	—		12,068,096
Total Investments	$190,636,586	$71,265,890	$1,688,788		$263,591,264

Asset Derivatives
Forward Contracts	$—	$236,202	$—		$236,202
Futures Contracts	203,705	—	—		203,705
Swap Agreements	—	2,897	—		2,897
Total	$203,705	$239,099	$—		$442,804

Liability Derivatives
Forward Contracts	$—	$(120,771)	$—		$(120,771)
Futures Contracts	(61,329)	—	—		(61,329)
Total	$(61,329)	$(120,771)	$—		$(182,100)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Small and Mid Cap Blend Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$715,342,562	$15,250,436	*	$1,602,667	$732,195,665
Preferred Stock	—	862,455	*	10,594,175	11,456,630
Corporate Debt	—	92,526		—	92,526
Warrants	664	—		14,944	15,608
Short-Term Investments	29,345,964	1,447,304		—	30,793,268
Total Investments	$744,689,190	$17,652,721		$12,211,786	$774,553,697

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations and Instrumentalities	$—	$648,663	$—	$648,663
U.S. Treasury Obligations	—	151,880,942	—	151,880,942
Short-Term Investments	1,458,203	924,064	—	2,382,267
Total Investments	$1,458,203	$153,453,669	$—	$154,911,872

Liability Derivatives
Futures Contracts	$(287)	$—	$—	$(287)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.
**	Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of June 30, 2023.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the SEC's EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the MM Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2023, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Notes to Portfolio of Investments (Unaudited) (Continued)

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The MM Select T. Rowe Price Real Assets Fund invests a significant amount of its assets in foreign securities and each of the Overseas Fund, MM Select T. Rowe Price International Equity Fund, and MM Select T. Rowe Price Emerging Markets Bond Fund invests substantially all of its assets in foreign securities. The other Funds and certain Underlying Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At June 30, 2023, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$1,001,560,057	$2,806,630	$(45,542,444)	$(42,735,814)
Strategic Bond Fund	458,844,639	1,694,000	(32,393,748)	(30,699,748)
Diversified Value Fund	258,181,804	50,161,462	(7,254,234)	42,907,228
Fundamental Value Fund	387,874,045	87,383,434	(15,581,397)	71,802,037
S&P 500 Index Fund	1,375,076,915	1,261,683,034	(67,345,252)	1,194,337,782
Equity Opportunities Fund	535,412,847	116,843,949	(9,190,655)	107,653,294
Fundamental Growth Fund	27,166,471	4,244,070	(1,562,115)	2,681,955
Blue Chip Growth Fund	1,604,584,682	981,542,662	(92,572,827)	888,969,835
Growth Opportunities Fund	151,925,609	35,652,854	(12,109,741)	23,543,113
Mid Cap Value Fund	112,854,973	8,957,837	(6,316,704)	2,641,133
Small Cap Value Equity Fund	50,623,435	10,013,842	(3,667,268)	6,346,574
Small Company Value Fund	221,614,678	18,710,980	(29,597,289)	(10,886,309)
Mid Cap Growth Fund	4,372,391,293	1,212,210,669	(204,558,538)	1,007,652,131
Small Cap Growth Equity Fund	716,366,375	117,259,530	(34,898,150)	82,361,380
Overseas Fund	414,189,354	92,831,213	(17,734,104)	75,097,109
MM Select T. Rowe Price International Equity Fund	1,437,584,333	215,555,471	(104,344,212)	111,211,259
20/80 Allocation Fund	190,946,454	683,726	(19,172,904)	(18,489,178)
40/60 Allocation Fund	197,283,119	1,427,217	(20,625,517)	(19,198,300)
60/40 Allocation Fund	182,970,606	1,604,512	(14,251,789)	(12,647,277)
80/20 Allocation Fund	137,147,769	1,962,504	(8,219,545)	(6,257,041)
MM RetireSMART by JPMorgan In Retirement Fund	86,879,323	575,889	(6,341,588)	(5,765,699)
MM RetireSMART by JPMorgan 2020 Fund	163,640,486	1,194,244	(11,631,058)	(10,436,814)
MM RetireSMART by JPMorgan 2025 Fund	156,101,634	907,085	(11,501,068)	(10,593,983)
MM RetireSMART by JPMorgan 2030 Fund	362,962,844	2,803,194	(26,131,994)	(23,328,800)
MM RetireSMART by JPMorgan 2035 Fund	165,144,290	987,649	(9,273,074)	(8,285,425)
MM RetireSMART by JPMorgan 2040 Fund	274,078,604	2,671,552	(14,929,619)	(12,258,067)
MM RetireSMART by JPMorgan 2045 Fund	123,168,347	795,906	(5,429,706)	(4,633,800)
MM RetireSMART by JPMorgan 2050 Fund	206,236,593	1,273,031	(9,517,390)	(8,244,359)
MM RetireSMART by JPMorgan 2055 Fund	65,509,383	528,952	(2,264,944)	(1,735,992)
MM RetireSMART by JPMorgan 2060 Fund	22,256,504	407,073	(398,103)	8,970
MM RetireSMART by JPMorgan 2065 Fund	1,032,537	44,537	(9,411)	35,126
Equity Asset Fund	266,548,735	81,251,104	(6,678,895)	74,572,209
MM Select T. Rowe Price Bond Asset Fund	667,224,418	2,271,997	(39,593,422)	(37,321,425)
MM Select T. Rowe Price Emerging Markets Bond Fund	95,792,539	705,279	(14,630,813)	(13,925,534)
MM Select T. Rowe Price Large Cap Blend Fund	2,066,603,878	326,535,554	(58,383,757)	268,151,797
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	206,536,693	–	(8,710,279)	(8,710,279)
MM Select T. Rowe Price Real Assets Fund	272,714,183	11,672,770	(20,795,689)	(9,122,919)
MM Select T. Rowe Price Small and Mid Cap Blend Fund	694,716,717	131,019,082	(51,182,102)	79,836,980
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	186,783,083	161,907	(32,033,118)	(31,871,211)
MM Select T. Rowe Price Retirement Balanced Fund	197,781,333	1,015,109	(22,066,928)	(21,051,819)
MM Select T. Rowe Price Retirement 2005 Fund	21,660,207	–	(1,845,007)	(1,845,007)
MM Select T. Rowe Price Retirement 2010 Fund	115,435,685	706,547	(13,271,036)	(12,564,489)
MM Select T. Rowe Price Retirement 2015 Fund	123,308,165	526,383	(12,847,628)	(12,321,245)
MM Select T. Rowe Price Retirement 2020 Fund	572,597,970	4,268,028	(54,133,244)	(49,865,216)
MM Select T. Rowe Price Retirement 2025 Fund	609,862,984	1,628,517	(55,538,581)	(53,910,064)
MM Select T. Rowe Price Retirement 2030 Fund	1,412,540,419	15,601,630	(88,256,070)	(72,654,440)
MM Select T. Rowe Price Retirement 2035 Fund	778,153,327	5,680,325	(44,306,766)	(38,626,441)
MM Select T. Rowe Price Retirement 2040 Fund	1,294,487,626	14,221,193	(49,359,128)	(35,137,935)
MM Select T. Rowe Price Retirement 2045 Fund	624,805,227	5,409,345	(26,426,262)	(21,016,917)
MM Select T. Rowe Price Retirement 2050 Fund	914,555,983	9,590,126	(30,599,568)	(21,009,442)
MM Select T. Rowe Price Retirement 2055 Fund	405,539,646	2,991,207	(17,913,712)	(14,922,505)
MM Select T. Rowe Price Retirement 2060 Fund	218,381,070	1,101,042	(10,088,234)	(8,987,192)
MM Select T. Rowe Price Retirement 2065 Fund	1,016,185	48,572	(4,278)	44,294

Notes to Portfolio of Investments (Unaudited) (Continued)

4. New Accounting Pronouncements

In June 2022, FASB issued Accounting Standards Update 2022-03 — Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in Topic 820 to indicate that a contractual sale restriction should not be considered in the fair value of an equity security subject to such a restriction, and requires entities with investments in equity securities subject to contractual sale restrictions to disclose certain qualitative and quantitative information about such securities. ASU 2022-03 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the impact of applying this update.

5. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and may continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects. Such factors, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

6. Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds or Underlying Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s or an Underlying Fund's investments, even beyond any direct exposure the Fund or the Underlying Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund's or an Underlying Fund's ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund or an Underlying Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.